UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22027

           FundVantage Trust

(Exact name of registrant as specified in charter)

103 Bellevue Parkway

          Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

1636 N Cedar Crest Blvd.

Suite #161

           Allentown, PA 18104

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Ambrus Core Bond Fund
Ambrus Tax-Conscious California Bond Fund
Ambrus Tax-Conscious National Bond Fund
of
FundVantage Trust
Institutional Class
SEMI-ANNUAL REPORT
March 31, 2024
(Unaudited)
IMPORTANT NOTICE – UPCOMING CHANGES TO AMBRUS FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual shareholder reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Funds' Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Funds' Redesigned Reports via USPS mail for all Reports transmitted after July 2024. If you would like to receive the Funds' Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please call (833) 996-2101.
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

AMBRUS CORE BOND FUND
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months†	1 Year	Since Inception
Institutional Class	5.14%	4.56%	3.78% *
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.40%	2.69%	2.76% **

†	Not Annualized.
*	The Ambrus Core Bond Fund (the “Fund”) commenced operations on September 6, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (833) 996-2101. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated February 1, 2024, are 0.71% and 0.51%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets until January 31, 2025, and do not exceed 0.60% (on an annual basis) of the Fund's average daily net assets until January 31, 2026 (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Bloomberg U.S. Intermediate Government/Credit Bond Index. The Bloomberg U.S. Intermediate Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized components of the U.S. Aggregate Index with less than 10 years to maturity. The index includes investment grade, USD-denominated, fixed-rate treasuries, government-related and corporate securities.
An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
1

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months†	1 Year	Since Inception
Institutional Class	5.00%	3.84%	4.62% *
Bloomberg California Municipal Inter-Short (1-10 Year) Index	4.55%	2.00%	4.41% **

†	Not Annualized.
*	The Ambrus Tax-Conscious California Bond Fund (the “Fund”) commenced operations on October 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (833) 996-2101. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated February 1, 2024, are 0.66% and 0.51%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets until January 31, 2025, and do not exceed 0.60% (on an annual basis) of the Fund's average daily net assets until January 31, 2026 (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Bloomberg California Municipal Inter-Short (1-10 Year) Index. The Bloomberg California Municipal Inter-Short (1-10 Year) Index measures the USD-denominated investment grade tax-exempt municipal bond market consisting of bonds with maturities between 1 and 10 years and issued by municipalities in California.
An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
2

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months†	1 Year	Since Inception
Institutional Class	5.13%	3.64%	4.63% *
Bloomberg Municipal Inter-Short (1-10 Year) Index	4.67%	2.07%	4.48% **

†	Not Annualized.
*	The Ambrus Tax-Conscious National Bond Fund (the “Fund”) commenced operations on October 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (833) 996-2101. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated February 1, 2024, are 0.70% and 0.51%, respectively, for the Institutional Class shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets until January 31, 2025, and do not exceed 0.60% (on an annual basis) of the Fund's average daily net assets until January 31, 2026 (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the Bloomberg Municipal Inter-Short (1-10 Year) Index. The Bloomberg Municipal Inter-Short (1-10 Year) Index measures the USD-denominated investment grade tax-exempt municipal bond market consisting of bonds with maturities between 1 and 10 years.
An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.
3

AMBRUS FUNDS
Fund Expense Disclosure
March 31, 2024
(Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2023 through March 31, 2024 and held for the entire period.
Actual Expenses
The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period
Ambrus Core Bond Fund
Institutional Class*
Actual	$1,000.00	$1,051.40	0.50%	$2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50%	2.53
Ambrus Tax-Conscious California Bond Fund
Institutional Class**
Actual	$1,000.00	$1,050.00	0.50%	$2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50%	2.53
Ambrus Tax-Conscious National Bond Fund
Institutional Class***
Actual	$1,000.00	$1,051.30	0.50%	$2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50%	2.53

*	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2024 of 0.50% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Fund's ending account values on the first line of the table is based on the actual six-month total return of 5.14% for Institutional Class shares.
4

AMBRUS FUNDS
Fund Expense Disclosure (Concluded)
March 31, 2024
(Unaudited)
**	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2024 of 0.50% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Fund's ending account values on the first line of the table is based on the actual six-month total return of 5.00% for Institutional Class shares.
***	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2024 of 0.50% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Fund's ending account values on the first line of the table is based on the actual six-month total return of 5.13% for Institutional Class shares.
5

Ambrus Core Bond Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
U.S. Treasury Obligations	45.4%	$116,730,071
CORPORATE BONDS:
Financials	13.8	35,537,317
Industrials	5.0	12,813,824
Technology	4.6	11,889,692
Consumer Discretionary	4.2	10,814,895
Health Care	3.5	9,034,907
Materials	2.7	6,774,725
Utilities	2.3	5,979,469
Energy	2.0	5,106,074
Consumer Staple Products	1.8	4,715,781
Communications	1.0	2,439,862
Real Estate	0.4	1,004,598
PREFERREDS:
Financials	6.3	16,217,099
Consumer Discretionary	0.6	1,466,809
Energy	0.4	1,039,641
MUNICIPAL BONDS:
California	0.3	715,170
Maryland	0.1	291,973
Short-Term Investment	4.7	12,022,087
Other Assets in Excess of Liabilities	0.9	2,359,570
NET ASSETS	100.0%	$256,953,564

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
6

AMBRUS CORE BOND FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — 45.4%
United States Treasury Bills, 5.288%, 6/13/24(a)	$ 6,650,000	$ 6,579,738
United States Treasury Bonds,
3.875%, 5/15/43	2,250,000	2,080,459
1.25%, 5/15/50	6,250,000	3,206,055
United States Treasury Notes,
5.469%, 4/30/25(b)	9,000,000	9,003,800
4.125%, 5/31/25	14,500,000	14,385,019
4.125%, 6/15/26	23,000,000	22,783,477
3.625%, 5/31/28	31,000,000	30,234,082
3.75%, 5/31/30	21,500,000	20,954,941
3.375%, 5/15/33	8,000,000	7,502,500
U.S. TREASURY OBLIGATIONS (Cost $116,846,685)		116,730,071
CORPORATE BONDS — 41.3%
Communications — 1.0%
AT&T, Inc., 7.125%, 12/15/31	500,000	544,805
Paramount Global, 5.50%, 5/15/33	1,000,000	883,921
Verizon Communications, Inc., 6.669%, 5/15/25(b)	1,000,000	1,011,136
		2,439,862
Consumer Discretionary — 4.2%
Advance Auto Parts, Inc., 3.50%, 3/15/32	1,150,000	984,323
Brunswick Corp., 2.40%, 8/18/31	1,000,000	798,591
Choice Hotels International, Inc., 3.70%, 12/1/29	1,500,000	1,344,211
Darden Restaurants, Inc., 6.30%, 10/10/33	1,900,000	1,980,770
Genuine Parts Co., 1.875%, 11/1/30	500,000	406,519
Hyatt Hotels Corp., 1.80%, 10/1/24	800,000	783,303
Masco Corp., 3.50%, 11/15/27	1,000,000	945,826
Mohawk Industries, Inc., 3.625%, 5/15/30	450,000	416,011
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,064,156
Tapestry, Inc., 3.05%, 3/15/32	1,650,000	1,356,737
VF Corp., 6.00%, 10/15/33	750,000	734,448
		10,814,895
Consumer Staple Products — 1.8%
Dollar General Corp., 4.15%, 11/1/25	750,000	735,854
J M Smucker Co. (The), 6.20%, 11/15/33	650,000	693,503
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,310,545
Sysco Corp., 3.75%, 10/1/25	1,000,000	975,879
		4,715,781
	Par Value	Value
CORPORATE BONDS — (Continued)
Energy — 2.0%
Continental Resources, Inc., 3.80%, 6/1/24	$ 400,000	$ 398,416
Hess Corp., 3.50%, 7/15/24	500,000	496,480
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,698,601
Phillips 66 Co., 5.25%, 6/15/31	1,000,000	1,009,277
Tosco Corp., 7.80%, 1/1/27	500,000	530,627
Valero Energy Corp., 2.85%, 4/15/25	1,000,000	972,673
		5,106,074
Financials — 13.8%
Air Lease Corp., 3.25%, 3/1/25	1,300,000	1,271,458
American Express Co., 6.003%, 11/4/26(b)	1,420,000	1,421,989
American Tower Corp., REIT, 2.95%, 1/15/25	1,000,000	979,022
AmSouth Bancorp, 6.75%, 11/1/25	600,000	606,122
Bank of America Corp., 4.20%, 8/26/24	1,000,000	994,155
Bank of America Corp., 0.981%, 9/25/25	1,000,000	976,980
Bank of New York Mellon (The), 5.224%, 11/21/25	500,000	499,214
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	1,972,182
Discover Financial Services, 3.95%, 11/6/24	1,000,000	988,819
Discover Financial Services, 7.964%, 11/2/34	2,000,000	2,268,787
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,012,480
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300,000	294,534
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,196,054
Goldman Sachs Group, Inc. (The), 7.213%, 3/15/28(b)	500,000	511,797
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	978,389
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	426,407
Jefferies Financial Group, Inc., 5.875%, 7/21/28	1,300,000	1,324,720
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	825,038
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	825,000	874,623

The accompanying notes are an integral part of the financial statements.
7

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
JPMorgan Chase & Co., 5.546%, 12/15/25	$ 2,000,000	$ 1,998,248
JPMorgan Chase & Co., 6.538%, 2/24/28(b)	500,000	505,913
Kilroy Realty LP, REIT, 2.50%, 11/15/32	100,000	75,416
LPL Holdings, Inc., 6.75%, 11/17/28	1,000,000	1,048,292
Morgan Stanley, 4.35%, 9/8/26	800,000	782,736
Northern Trust Corp., 3.375%, 5/8/32	919,000	857,454
PNC Bank, 4.20%, 11/1/25	1,000,000	979,631
Prudential Financial, Inc., 6.50%, 3/15/54	2,000,000	2,038,058
Synchrony Financial, 3.70%, 8/4/26	1,050,000	998,493
Synchrony Financial, 2.875%, 10/28/31	2,325,000	1,857,775
US Bancorp, 4.653%, 2/1/29	1,000,000	980,722
Vornado Realty LP, REIT, 3.40%, 6/1/31	500,000	394,892
Wells Fargo & Co., 3.584%, 5/22/28	300,000	285,414
Wells Fargo Bank, 6.50%, 12/1/28	1,000,000	1,038,383
Weyerhaeuser Co., REIT, 7.375%, 3/15/32	1,050,000	1,194,606
Zions Bancorp, 3.25%, 10/29/29	1,315,000	1,078,514
		35,537,317
Health Care — 3.5%
AbbVie, Inc., 2.60%, 11/21/24	700,000	687,588
Bristol-Myers Squibb Co., 2.95%, 3/15/32	1,000,000	874,477
Cigna Group (The), 3.25%, 4/15/25	2,890,000	2,826,673
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	1,600,000	1,419,926
Illumina, Inc., 5.80%, 12/12/25	750,000	751,462
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	500,000	491,597
McKesson Corp., 5.25%, 2/15/26	1,000,000	997,819
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	1,000,000	985,365
		9,034,907
Industrials — 5.0%
3M Co., 2.65%, 4/15/25	2,000,000	1,941,237
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,300,000	1,318,105
Northrop Grumman Corp., 4.60%, 2/1/29	1,000,000	989,946
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrials — (Continued)
Northrop Grumman Systems Corp., 7.75%, 2/15/31	$ 2,000,000	$ 2,318,230
PACCAR Financial Corp., 4.60%, 1/10/28	1,000,000	997,521
RTX Corp., 2.375%, 3/15/32	1,500,000	1,238,786
Ryder System, Inc., 1.75%, 9/1/26	1,000,000	923,025
Ryder System, Inc., 5.375%, 3/15/29	500,000	504,367
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,569,166
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,013,441
		12,813,824
Materials — 2.7%
Albemarle Corp., 5.05%, 6/1/32	2,325,000	2,234,556
Huntsman International, LLC, 2.95%, 6/15/31	1,500,000	1,250,546
LYB International Finance III, LLC, 3.375%, 5/1/30	1,500,000	1,286,393
LYB International Finance III, LLC, 5.50%, 3/1/34	2,000,000	2,003,230
		6,774,725
Real Estate — 0.4%
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,004,598
Technology — 4.6%
Arrow Electronics, Inc., 6.125%, 3/1/26	1,265,000	1,264,866
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	500,000	518,151
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,152,538
Equifax, Inc., 3.10%, 5/15/30	500,000	447,008
Fiserv, Inc., 5.45%, 3/15/34	500,000	506,369
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	836,126
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,601,737
Microchip Technology, Inc., 0.983%, 9/1/24	1,000,000	979,830
Motorola Solutions, Inc., 2.30%, 11/15/30	1,500,000	1,259,835
Oracle Corp., 3.80%, 11/15/37	2,000,000	1,680,422
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	642,810
		11,889,692

The accompanying notes are an integral part of the financial statements.
8

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Utilities — 2.3%
Florida Power & Light Co., 5.05%, 4/1/28	$ 1,850,000	$ 1,871,751
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	500,000	502,102
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,089,156
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	494,717
System Energy Resources, Inc., 6.00%, 4/15/28	1,000,000	1,021,743
		5,979,469
TOTAL CORPORATE BONDS (Cost $104,438,858)		106,111,144
	Par Value/ Shares
PREFERREDS — 7.3%
Consumer Discretionary — 0.6%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,550,000	1,466,809
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,039,641
Financials — 6.3%
Bank of America Corp., 6.25%, 9/5/24	700,000	702,627
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	250,000	245,958
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	740,000	700,721
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,500,000	1,418,513
Citigroup, Inc., 6.30%, 5/15/24	1,425,000	1,424,700
Citigroup, Inc., 4.00%, 12/10/25	1,300,000	1,249,703
Citigroup, Inc., 7.625%, 11/15/28	1,350,000	1,420,870
JPMorgan Chase & Co., 9.348%, 5/1/24(b)	625,000	626,101
JPMorgan Chase & Co., 6.10%, 10/1/24	1,500,000	1,501,935
JPMorgan Chase & Co., 6.875%, 6/1/29	2,000,000	2,075,227
M&T Bank Corp., 9.179%, 5/15/24(b)	475,000	477,075
Morgan Stanley, 6.875%, 7/15/24	39,395	991,178
Northern Trust Corp., 4.60%, 10/1/26	1,550,000	1,493,428
State Street Corp., 8.13%, 6/15/24(b)	1,050,000	1,051,381
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
State Street Corp., 5.35%, 3/15/26	$ 20,000	$ 489,800
Wells Fargo & Co., 7.625%, 9/15/28	325,000	347,882
		16,217,099
TOTAL PREFERREDS (Cost $17,813,437)		18,723,549
	Principal Amount
MUNICIPAL BONDS — 0.4%
California — 0.3%
California Educational Facilities Authority Revenue, Series A, Callable 04/01/27 at 100, 3.561%, 4/1/31	500,000	454,980
State of California GO, 4.846%, 3/1/27	150,000	150,989
State of California GO, 6.00%, 3/1/33	100,000	109,201
		715,170
Maryland — 0.1%
Maryland Community Development Administration Revenue, Social Bonds, Series C, 4.177%, 3/1/29, (GNMA/FNMA/FHLMC Insured)	300,000	291,973
TOTAL MUNICIPAL BONDS (Cost $1,003,215)		1,007,143
	Number of Shares
SHORT-TERM INVESTMENT — 4.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(c)	12,022,087	12,022,087

TOTAL SHORT-TERM INVESTMENT (Cost $12,022,087)		12,022,087

TOTAL INVESTMENTS - 99.1% (Cost $252,124,282)		254,593,994
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		2,359,570
NET ASSETS - 100.0%		$ 256,953,564

The accompanying notes are an integral part of the financial statements.
9

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
(a)	Rate represents annualized yield at date of purchase.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2024.
(c)	Rate disclosed is the 7-day yield at March 31, 2024.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
10

Ambrus Tax-Conscious California Bond Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
MUNICIPAL BONDS:
California	52.8%	$118,502,804
Connecticut	3.2	7,149,047
Washington	1.9	4,301,714
Texas	1.8	3,999,882
New York	1.1	2,531,112
Michigan	1.1	2,522,539
South Carolina	1.1	2,382,235
Pennsylvania	0.8	1,852,912
Ohio	0.7	1,524,971
Oregon	0.6	1,326,445
Florida	0.5	1,118,045
New Mexico	0.5	1,012,426
Illinois	0.4	800,978
New Jersey	0.2	502,625
Iowa	0.1	150,753
Minnesota	0.0	101,695
U.S. Treasury Obligations	10.7	24,077,046
PREFERREDS:
Financials	6.7	15,164,981
Consumer Discretionary	0.4	828,037
Energy	0.5	1,039,641
CORPORATE BONDS:
Financials	3.4	7,620,469
Consumer Discretionary	1.5	3,391,808
Materials	1.0	2,336,120
Technology	0.7	1,616,329
Health Care	0.3	586,853
Consumer Staple Products	0.2	490,569
Communications	0.2	441,960
Energy	0.2	398,416
Short-Term Investment	6.1	13,664,995
Other Assets in Excess of Liabilities	1.3	2,995,102
NET ASSETS	100.0%	$224,432,509

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
11

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 66.8%
California — 52.8%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$1,000,000	$ 1,038,411
Antioch Unified School District GO, OID, Callable 08/01/25 at 100, 4.00%, 8/1/40, (BAM Insured)	575,000	576,306
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 04/29/24 at 100, 3.00%, 10/1/27	25,000	24,912
Beverly Hills Unified School District GO, CAB, OID, Refunding, Callable 08/01/26 at 68, 0.00%, 8/1/37(a)	500,000	312,215
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	642,145
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(b)	2,080,000	2,199,144
California Community Choice Financing Authority Revenue, Series A-1, Callable 05/01/28 at 100, 4.00%, 5/1/53(b)	500,000	502,424
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(b)	1,400,000	1,408,833
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	72,876
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	215,000	231,240
California Health Facilities Financing Authority Revenue, Callable 02/01/27 at 100, 5.00%, 2/1/29	40,000	42,259
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Callable 11/15/24 at 100, 5.00%, 11/15/35	$ 365,000	$ 367,118
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,205
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	263,686
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	25,839
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/24 at 100, 5.00%, 8/15/27	20,000	20,129
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	429,159
California Health Facilities Financing Authority Revenue, Series A, Callable 10/01/24 at 100, 4.00%, 10/1/28	100,000	100,074
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.00%, 11/15/28	15,000	16,164
California Health Facilities Financing Authority Revenue, Series A, Refunding, 4.00%, 10/1/26	65,000	65,879
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/34	1,345,000	1,449,743
California Health Facilities Financing Authority Revenue, Series A2, Callable 11/01/27 at 100, 4.00%, 11/1/44	4,000,000	4,012,866

The accompanying notes are an integral part of the financial statements.
12

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series B-1, Callable 02/01/28 at 102, 5.00%, 11/15/61(b)	$ 800,000	$ 876,247
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,188,941
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	1,650,000	1,775,366
California Infrastructure & Economic Development Bank Revenue, OID, Refunding, 3.20%, 10/1/29	1,785,000	1,641,100
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	21,055
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	533,385
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(b)	1,250,000	1,244,609
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	1,900,000	2,043,688
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	300,000	313,506
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	105,412
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	$ 160,000	$ 169,531
California Statewide Communities Development Authority Revenue, Series A, 5.00%, 4/1/28	20,000	21,211
Cathedral City Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/24 at 100, 5.00%, 8/1/29, (AGM Insured)	705,000	708,824
Centinela Valley Union High School District GO, Series C, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/34, (AGM Insured)	1,000,000	1,013,363
Chino Community Facilities District, 5.00%, 9/1/24	180,000	180,753
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	597,147
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	153,051
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/28	100,000	107,417
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/29	100,000	109,239
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/30	150,000	165,984
Coachella Valley Unified School District, OID, Refunding, Callable 09/01/24 at 100, 3.50%, 9/1/28, (BAM Insured)	50,000	50,092

The accompanying notes are an integral part of the financial statements.
13

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Coachella Valley Unified School District GO, OID, Refunding, Callable 08/01/24 at 100, 4.00%, 8/1/27, (BAM Insured)	$ 5,000	$ 5,014
Colusa Unified School District GO, Callable 05/01/25 at 100, 4.00%, 5/1/34, (AGM Insured)	510,000	512,134
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	143,914
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 0.75%, 12/1/24	300,000	291,110
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	36,129
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	106,367
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	193,113
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	425,000	439,915
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	46,478
East Side Union High School District GO, Series B, Refunding, 5.25%, 2/1/26, (NATL Insured)	125,000	127,618
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.00%, 7/1/35	250,000	254,933
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,150,000	1,137,671
Fairfield, Series A, OID, 0.00%, 4/1/24, (AGC Insured)(a)	55,000	55,000
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AGM Insured)	$ 1,175,000	$ 1,219,986
Folsom Cordova Unified School District GO, Series D, Callable 10/01/26 at 100, 4.00%, 10/1/44, (AGM Insured)	550,000	539,563
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	2,325,000	2,304,991
Fontana Unified School District GO, Series A, OID, 0.00%, 8/1/29, (AGM Insured)(a)	2,500,000	2,113,142
Fresno County Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 3.00%, 4/1/29	375,000	372,941
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	1,485,000	1,450,874
Gardena Revenue, MWC, 2.663%, 4/1/28	815,000	753,491
Glendale Unified School District GO, Series B, CAB, OID, Refunding, Callable 09/01/25 at 70, 0.00%, 9/1/33(a)	800,000	528,471
Grossmont Healthcare District GO, Series D, Refunding, Callable 07/15/25 at 100, 4.00%, 7/15/40	1,000,000	993,214
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,037,970
Hayward Unified School District GO, Refunding, Callable 08/01/28 at 100, 4.00%, 8/1/43, (BAM Insured)	1,000,000	1,003,799
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AGM Insured)	900,000	1,004,945

The accompanying notes are an integral part of the financial statements.
14

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Imperial Community College District GO, Series B, Callable 08/01/34 at 100, 5.00%, 8/1/42, (AGM Insured)	$ 270,000	$ 310,810
Indian Wells Redevelopment Agency Successor Agency, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/28, (NATL Insured)	20,000	21,011
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	1,505,000	1,554,020
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	1,710,000	1,770,867
Irvine Ranch Water District, Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,081,341
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	94,861
Local Public Schools Funding Authority School Improvement District No 2016-1 GO, Series A, Callable 08/01/27 at 100, 4.00%, 8/1/42, (BAM Insured)	770,000	771,427
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.00%, 8/1/40	995,000	1,001,641
Long Beach Unified School District GO, Series E, Callable 08/01/26 at 100, 4.00%, 8/1/44, (BAM-TCRS Insured)	875,000	860,537
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Callable 07/01/28 at 100, 5.00%, 7/1/44	825,000	879,555
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles County Public Works Financing Authority Revenue, Series A, Callable 12/01/30 at 100, 5.00%, 12/1/45	$ 500,000	$ 547,770
Los Angeles County Public Works Financing Authority Revenue, Series D, Callable 12/01/25 at 100, 5.00%, 12/1/32	150,000	155,087
Los Angeles County Public Works Financing Authority Revenue, Series E-1, Callable 12/01/29 at 100, 5.00%, 12/1/49	100,000	106,983
Los Angeles County Schools Regionalized Business Services Corp., Series A3, OID, Refunding, Callable 04/29/24 at 100, 3.75%, 9/1/26, (AGM Insured)	15,000	15,006
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,163,176
Los Angeles Department of Water & Power Revenue, Callable 07/01/31 at 100, 5.00%, 7/1/51	85,000	92,426
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	1,036,783
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 7/1/45	600,000	643,333
Los Angeles Department of Water & Power Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/40	1,580,000	1,625,560
Los Angeles Department of Water & Power Revenue, Series D, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	640,000	692,165

The accompanying notes are an integral part of the financial statements.
15

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/46	$ 1,755,000	$ 1,799,378
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	250,000	260,429
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,117
Los Angeles Solid Waste Resources Revenue, Series A, OID, Callable 04/29/24 at 100, 2.25%, 2/1/25	250,000	245,285
Los Angeles Unified School District GO, Series A, Callable 07/01/25 at 100, 4.00%, 7/1/40	3,000,000	2,942,174
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	1,220,000	1,209,588
Lucia Mar Unified School District GO, Series A, OID, Callable 08/01/27 at 100, 4.00%, 8/1/46	1,500,000	1,492,893
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	535,000	569,871
Marin Healthcare District GO, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,000,000	983,450
Martinez Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/28	20,000	20,512
Metropolitan Water District of Southern California Revenue, Series B, Refunding, 3.00%, 7/1/28	1,800,000	1,807,246
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Montebello Public Financing Authority Revenue, Series B, OID, 6.20%, 11/1/32	$ 1,000,000	$ 1,053,745
Napa Valley Unified School District GO, Series C, Callable 08/01/26 at 100, 4.00%, 8/1/44, (AGM Insured)	555,000	548,841
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	165,000	172,055
Northern California Energy Authority Revenue, Series A, Callable 04/19/24 at 100, 4.00%, 7/1/49(b)	1,000,000	1,000,013
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AGM Insured)	330,000	256,038
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,060,630
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	201,735
Perris Public Financing Authority, Series B, OID, Refunding, Callable 10/01/25 at 100, 3.75%, 10/1/31	1,620,000	1,623,144
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	331,571
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AGM Insured)	100,000	103,825
Rancho Santiago Community College District GO, Series C, OID, 0.00%, 9/1/27, (AGM Insured)(a)	2,040,000	1,840,067
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/29	300,000	316,216

The accompanying notes are an integral part of the financial statements.
16

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/37	$ 210,000	$ 214,360
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/38	255,000	259,851
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/39	325,000	330,920
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/43	1,670,000	1,700,386
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/49	2,000,000	2,033,066
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	525,116
Riverside County Redevelopment Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 4.00%, 10/1/39, (BAM Insured)	1,000,000	1,007,972
Riverside County Transportation Commission Sales Tax Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/39	440,000	464,197
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	530,168
Sacramento County Sanitation Districts Financing Authority Revenue, Series A, Refunding, Callable 06/01/24 at 100, 5.00%, 12/1/31	175,000	175,309
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	800,000	828,856
San Diego Community Facilities District No 2, Refunding, 4.00%, 9/1/27	535,000	549,651
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Diego County, 5.00%, 10/1/29	$ 310,000	$ 351,360
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	1,530,000	1,671,370
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	1,170,000	1,257,191
San Diego Public Facilities Financing Authority Revenue, Series A, Callable 08/01/28 at 100, 5.00%, 8/1/43	2,655,000	2,840,487
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,101,514
San Dieguito School Facilities Financing Authority, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/37	635,000	684,134
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,785,000	1,816,500
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, AMT, Callable 05/01/26 at 100, 5.00%, 5/1/41	1,100,000	1,116,491
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/33 at 100, 5.00%, 5/1/43	720,000	813,772

The accompanying notes are an integral part of the financial statements.
17

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/25 at 100, 5.00%, 11/1/35	$ 115,000	$ 117,410
San Jose Evergreen Community College District GO, Series B, Callable 09/01/28 at 100, 3.00%, 9/1/34	300,000	295,575
San Marcos Public Facilities Authority, Refunding, 5.00%, 9/1/28, (BAM Insured)	120,000	130,083
San Marcos Public Facilities Authority, Series A, Refunding, Callable 09/01/24 at 100, 5.00%, 9/1/32, (AGM Insured)	150,000	150,850
San Marcos Unified School District GO, Refunding, Callable 08/01/27 at 100, 4.00%, 8/1/33	500,000	516,680
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,000,000	963,596
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	18,890
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	559,664
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	350,000	387,523
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 04/29/24 at 100, 3.00%, 4/1/26, (AGM Insured)	10,000	9,966
Simi Valley Unified School District GO, Series D, Callable 08/01/31 at 100, 5.00%, 8/1/43	500,000	554,252
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
South San Francisco Unified School District GO, Series C, Callable 09/01/25 at 100, 4.00%, 9/1/33	$ 2,000,000	$ 2,010,880
State of California Department of Water Resources Revenue, Series AR, Prerefunded, Callable 06/01/24 at 100, 4.00%, 12/1/33	830,000	830,500
State of California GO, 4.846%, 3/1/27	350,000	352,308
State of California GO, 6.00%, 3/1/33	150,000	163,801
State of California GO, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	258,888
State of California GO, Callable 12/01/30 at 100, 5.00%, 12/1/46	1,500,000	1,626,850
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,500,000	2,679,551
State of California GO, Refunding, Callable 08/01/24 at 100, 5.00%, 8/1/31	890,000	893,953
State of California GO, Refunding, Callable 11/01/24 at 100, 4.00%, 11/1/44	1,000,000	986,887
Stockton Unified School District GO, Series D, OID, 0.00%, 8/1/27, (AGM Insured)(a)	350,000	314,993
Sweetwater Union High School District GO, Refunding, Callable 02/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,502,685
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/29, (AGM Insured)	20,000	20,653
University of California Revenue, Series B,, 4.693%, 5/15/33	400,000	399,706

The accompanying notes are an integral part of the financial statements.
18

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	$ 785,000	$ 815,465
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	20,000	20,988
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	10,000	10,191
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	368,636
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(a)	570,000	453,952
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	20,000	20,987
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	26,257
		118,502,804
Connecticut — 3.2%
Connecticut Housing Finance Authority Revenue, Series F-1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	659,746
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	650,000	655,707
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	1,500,000	1,514,441
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	$ 1,800,000	$ 1,803,116
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,516,037
		7,149,047
Florida — 0.5%
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.00%, 10/1/37	1,000,000	1,118,045
Illinois — 0.4%
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	418,064
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.00%, 2/1/32	380,000	382,914
		800,978
Iowa — 0.1%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 04/19/24 at 100, 5.00%, 2/15/32	150,000	150,753
Michigan — 1.1%
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.00%, 7/1/33	1,000,000	1,001,629
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	1,500,000	1,520,910
		2,522,539
Minnesota — 0.0%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	101,695

The accompanying notes are an integral part of the financial statements.
19

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New Jersey — 0.2%
New Brunswick Parking Authority Revenue, Series B, Refunding, 5.00%, 9/1/24, (BAM MUN GOVT GTD Insured)	$ 500,000	$ 502,625
New Mexico — 0.5%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(b)	1,000,000	1,012,426
New York — 1.1%
Metropolitan Transportation Authority Revenue, Series D, Refunding, Callable 05/15/28 at 100, 5.00%, 11/15/32	785,000	838,362
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	346,277
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(b)	350,000	346,273
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/24 at 100, 5.00%, 11/15/44	1,000,000	1,000,200
		2,531,112
Ohio — 0.7%
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	1,500,000	1,524,971
Oregon — 0.6%
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(a)	3,000,000	1,326,445
Pennsylvania — 0.8%
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	630,000	665,592
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Pennsylvania Higher Educational Facilities Authority Revenue, Refunding, 5.00%, 5/1/25	$ 500,000	$ 506,220
Pennsylvania Turnpike Commission Revenue, Series B, Refunding, Callable 06/01/26 at 100, 5.00%, 6/1/36	660,000	681,100
		1,852,912
South Carolina — 1.1%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,289,607
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	100,000	101,503
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 04/19/24 at 100, 5.00%, 12/1/48	1,000,000	991,125
		2,382,235
Texas — 1.8%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	1,500,000	1,522,063
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	517,678
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(b)	1,750,000	1,960,141
		3,999,882

The accompanying notes are an integral part of the financial statements.
20

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Washington — 1.9%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	$ 2,315,000	$ 2,323,966
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	2,000,000	1,977,748
		4,301,714
TOTAL MUNICIPAL BONDS (Cost $149,417,818)		149,780,183
	Par Value
U.S. TREASURY OBLIGATIONS — 10.7%
United States Treasury Notes,
4.125%, 1/31/25	3,000,000	2,975,706
5.469%, 4/30/25(b)	5,000,000	5,002,111
4.125%, 6/15/26	5,500,000	5,448,223
3.625%, 5/31/28	5,500,000	5,364,111
3.75%, 5/31/30	3,500,000	3,411,270
3.375%, 5/15/33	2,000,000	1,875,625
U.S. TREASURY OBLIGATIONS (Cost $24,203,537)		24,077,046
	Par Value/ Shares
PREFERREDS — 7.6%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	828,037
Energy — 0.5%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,039,641
Financials — 6.7%
Bank of America Corp., 6.25%, 9/5/24	1,000,000	1,003,753
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	300,000	295,149
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	804,883
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	750,000	709,257
Citigroup, Inc., 6.30%, 5/15/24	1,350,000	1,349,715
Citigroup, Inc., 4.00%, 12/10/25	1,100,000	1,057,441
Citigroup, Inc., 7.625%, 11/15/28	1,300,000	1,368,245
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
JPMorgan Chase & Co., 9.348%, 5/1/24	$ 900,000	$ 901,586
JPMorgan Chase & Co., 6.10%, 10/1/24	500,000	500,645
JPMorgan Chase & Co., 6.875%, 6/1/29	2,000,000	2,075,227
M&T Bank Corp., 9.179%, 5/15/24	575,000	577,512
Morgan Stanley, 6.875%, 7/15/24	41,519	1,044,618
Northern Trust Corp., 4.60%, 10/1/26	1,700,000	1,637,953
State Street Corp., 8.13%, 6/15/24	1,000,000	1,001,315
State Street Corp., 5.35%, 3/15/26	20,000	489,800
Wells Fargo & Co., 7.625%, 9/15/28	325,000	347,882
		15,164,981
TOTAL PREFERREDS (Cost $16,236,185)		17,032,659
	Par Value
CORPORATE BONDS — 7.5%
Communications — 0.2%
Paramount Global, 5.50%, 5/15/33	500,000	441,960
Consumer Discretionary — 1.5%
Advance Auto Parts, Inc., 3.50%, 3/15/32	1,000,000	855,933
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	734,346
Tapestry, Inc., 3.05%, 3/15/32	1,000,000	822,265
VF Corp., 6.00%, 10/15/33	1,000,000	979,264
		3,391,808
Consumer Staple Products — 0.2%
Dollar General Corp., 4.15%, 11/1/25	500,000	490,569
Energy — 0.2%
Continental Resources, Inc., 3.80%, 6/1/24	400,000	398,416
Financials — 3.4%
Air Lease Corp., 3.25%, 3/1/25	1,250,000	1,222,556
American Express Co., 6.003%, 11/4/26(b)	1,200,000	1,201,681
AmSouth Bancorp, 6.75%, 11/1/25	700,000	707,142
Discover Financial Services, 7.964%, 11/2/34	800,000	907,515
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	426,407

The accompanying notes are an integral part of the financial statements.
21

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
JPMorgan Chase & Co., 5.546%, 12/15/25	$ 1,250,000	$ 1,248,905
Synchrony Financial, 2.875%, 10/28/31	1,000,000	799,043
Zions Bancorp, 3.25%, 10/29/29	1,350,000	1,107,220
		7,620,469
Health Care — 0.3%
Cigna Group (The), 3.25%, 4/15/25	600,000	586,853
Materials — 1.0%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	833,698
LYB International Finance III, LLC, 5.50%, 3/1/34	1,500,000	1,502,422
		2,336,120
Technology — 0.7%
Leidos, Inc., 7.125%, 7/1/32	1,491,000	1,616,329
TOTAL CORPORATE BONDS (Cost $16,692,306)		16,882,524
	Number of Shares
SHORT-TERM INVESTMENT — 6.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(c)	13,664,995	13,664,995

TOTAL SHORT-TERM INVESTMENT (Cost $13,664,995)		13,664,995

TOTAL INVESTMENTS - 98.7% (Cost $220,214,841)		221,437,407
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		2,995,102
NET ASSETS - 100.0%		$ 224,432,509

(a)	Zero coupon bond.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2024.
(c)	Rate disclosed is the 7-day yield at March 31, 2024.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM MUN GOVT GTD	Build America Mutual Municipal Government Guaranteed
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MWC	Make Whole Callable
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty

The accompanying notes are an integral part of the financial statements.
22

Ambrus Tax-Conscious National Bond Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
MUNICIPAL BONDS:
Texas	6.1%	$ 14,886,451
New York	4.2	10,149,646
Washington	3.4	8,253,294
Florida	3.3	7,924,870
Colorado	3.2	7,877,257
Michigan	3.2	7,774,857
Connecticut	3.1	7,607,746
Illinois	2.8	6,859,329
California	2.4	5,783,559
Pennsylvania	2.2	5,398,031
District of Columbia	2.1	5,170,618
Ohio	2.1	4,987,248
New Hampshire	2.0	4,917,635
Wisconsin	2.0	4,843,736
Missouri	1.9	4,542,789
South Carolina	1.9	4,497,090
Utah	1.7	4,108,287
Wyoming	1.7	4,094,860
Nebraska	1.5	3,557,864
Kansas	1.3	3,060,081
Hawaii	1.2	2,986,652
Indiana	1.2	2,974,675
Maryland	1.1	2,707,587
Virginia	1.1	2,704,141
Alabama	1.1	2,569,652
Minnesota	1.0	2,504,887
Tennessee	0.9	2,115,800
Oregon	0.8	1,985,769
Mississippi	0.8	1,952,711
Louisiana	0.8	1,860,663
Iowa	0.7	1,742,377
South Dakota	0.7	1,653,665
New Mexico	0.7	1,584,447
New Jersey	0.6	1,384,117
Massachusetts	0.4	1,028,796
Arizona	0.4	1,004,898
Alaska	0.3	815,404
Delaware	0.3	660,707
Maine	0.2	513,560
Vermont	0.2	486,969
Oklahoma	0.1	318,196
Kentucky	0.0	118,118
Nevada	0.0	40,613
Arkansas	0.0	19,943

The accompanying notes are an integral part of the financial statements.
23

Ambrus Tax-Conscious National Bond Fund
Portfolio Holdings Summary Table (Concluded)
March 31, 2024
(Unaudited)
	% of Net Assets	Value
CORPORATE BONDS:
Financials	6.0%	$ 14,504,892
Consumer Discretionary	1.6	3,802,410
Materials	1.3	3,297,219
Technology	1.0	2,439,128
Industrials	0.8	1,984,545
Health Care	0.7	1,667,855
Communications	0.6	1,389,489
Energy	0.4	1,028,647
Consumer Staple Products	0.3	735,854
PREFERREDS:
Financials	7.3	17,704,247
Consumer Discretionary	0.5	1,111,936
Energy	0.4	1,039,641
U.S. Treasury Obligations	5.2	12,750,271
Short-Term Investment	6.1	14,949,723
Other Assets in Excess of Liabilities	1.1	2,636,389
NET ASSETS	100.0%	$243,071,841

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.
24

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 66.7%
Alabama — 1.1%
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.00%, 9/15/34	$ 850,000	$ 892,722
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/37, (BAM Insured)	360,000	408,224
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/38, (BAM Insured)	300,000	338,028
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/39, (BAM Insured)	365,000	408,740
UAB Medicine Finance Authority Revenue, Series B2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	521,938
		2,569,652
Alaska — 0.3%
Municipality of Anchorage GO, Series A, Callable 09/01/28 at 100, 5.00%, 9/1/37	760,000	815,404
Arizona — 0.4%
Graham County Jail District Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	1,000,000	1,004,898
Arkansas — 0.0%
Arkansas Development Finance Authority Revenue, OID, Refunding, Callable 04/29/24 at 100, 2.625%, 6/1/24	20,000	19,943
California — 2.4%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	2,000,000	2,012,619
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,000,000	989,279
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	$ 1,100,000	$ 1,090,533
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,155,218
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	500,000	535,910
		5,783,559
Colorado — 3.2%
Boulder Valley School District No Re-2 Boulder GO, Callable 06/01/25 at 100, 5.00%, 12/1/38, (ST AID WITHHLDG Insured)	785,000	796,172
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AGM Insured)	700,000	717,935
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	875,000	922,201
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	505,000	525,472
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,000,000	3,121,616
Park Creek Metropolitan District Revenue, Series A, Senior Series, Callable 12/01/25 at 100, 5.00%, 12/1/34	255,000	259,338

The accompanying notes are an integral part of the financial statements.
25

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
State of Colorado, Callable 12/15/32 at 100, 6.00%, 12/15/39	$ 1,000,000	$ 1,211,832
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	322,691
		7,877,257
Connecticut — 3.1%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	500,000	504,390
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	2,460,000	2,483,684
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	2,100,000	2,103,635
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,516,037
		7,607,746
Delaware — 0.3%
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	100,000	99,145
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	305,000	303,162
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	80,000	79,518
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	178,882
		660,707
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
District of Columbia — 2.1%
District of Columbia GO, Series A, Callable 06/01/25 at 100, 5.00%, 6/1/38	$ 30,000	$ 30,459
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	75,000	80,356
District of Columbia Water & Sewer Authority Revenue, Series C, Refunding, Callable 10/01/24 at 100, 4.00%, 10/1/33	2,195,000	2,199,571
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	735,000	787,845
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,072,387
		5,170,618
Florida — 3.3%
Central Florida Expressway Authority Revenue, Senior Series, Callable 07/01/28 at 100, 5.00%, 7/1/48	575,000	599,705
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,057,135
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	455,000	443,859
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	194,814
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	228,600

The accompanying notes are an integral part of the financial statements.
26

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Florida Housing Finance Corp. Revenue, Series 1, 3.10%, 1/1/29, (GNMA/FNMA/FHLMC Insured)	$ 725,000	$ 700,170
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	415,000	401,218
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.75%, 10/1/28	250,000	240,704
Lakewood Ranch Stewardship District, Refunding, 5.00%, 5/1/25, (AGM Insured)	250,000	253,508
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,029,038
Miami-Dade County Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/25 at 100, 5.00%, 4/1/45	100,000	100,307
Miami-Dade Seaport Department County Revenue, Series B, Senior Series, Refunding, Callable 10/01/32 at 100, 5.00%, 10/1/37	1,250,000	1,397,557
Miami-Dade Transit System County Revenue, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/27	145,000	150,360
Osceola Sales Tax Revenue County, Series A, Callable 04/01/25 at 100, 5.00%, 10/1/44	1,125,000	1,127,895
		7,924,870
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — 1.2%
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/40	$ 1,110,000	$ 1,188,565
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,770,000	1,798,087
		2,986,652
Illinois — 2.8%
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	100,000	102,179
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AGM Insured)	350,000	372,111
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	600,000	627,096
Illinois Finance Authority Revenue, Series A, Refunding, Callable 10/01/24 at 100, 5.00%, 10/1/35	520,000	521,810
Illinois Housing Development Authority Revenue, Series A, 3.65%, 10/1/32, (GNMA/FNMA/FHLMC Insured)	760,000	753,362
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	500,000	520,156
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	613,479
Macon County School District No 61 Decatur GO, 4.00%, 12/1/28, (AGM Insured)	600,000	622,862
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	830,000	836,468

The accompanying notes are an integral part of the financial statements.
27

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
State of Illinois GO, Series A, Callable 03/01/31 at 100, 4.00%, 3/1/38	$ 1,000,000	$ 1,003,759
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	886,047
		6,859,329
Indiana — 1.2%
Attica Multi-School Building Corp. Revenue, 5.00%, 7/15/28, (ST INTERCEPT Insured)	150,000	161,758
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.00%, 2/1/31	305,000	310,577
Indiana Housing & Community Development Authority Revenue, Series A-1, Callable 01/01/33 at 100, 3.65%, 7/1/34, (GNMA/FNMA/FHLMC Insured)	465,000	463,056
Indiana Municipal Power Agency Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.00%, 1/1/32	50,000	50,448
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	514,241
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	1,000,000	1,053,109
Whitestown Redevelopment Authority Revenue, Series B, Refunding, 4.00%, 8/1/27	410,000	421,486
		2,974,675
Iowa — 0.7%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	215,834
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Iowa — (Continued)
Iowa Finance Authority Revenue, Series C, Refunding, Callable 04/19/24 at 100, 5.00%, 2/15/32	$ 500,000	$ 502,509
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,000,000	1,024,034
		1,742,377
Kansas — 1.3%
Topeka GO, Refunding, Callable 04/29/24 at 100, 2.00%, 8/15/24	25,000	24,739
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/33	500,000	509,233
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/45	2,500,000	2,526,109
		3,060,081
Kentucky — 0.0%
Kentucky Association of Counties Revenue, Series C, 5.00%, 2/1/28	110,000	118,118
Louisiana — 0.8%
Shreveport Water & Sewer Revenue, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/35, (AGM Insured)	815,000	824,796
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, Refunding, Callable 11/01/27 at 100, 5.00%, 5/1/45	1,000,000	1,035,867
		1,860,663
Maine — 0.2%
Portland General Airport Revenue, Refunding, 5.00%, 7/1/27	150,000	158,367
Portland General Airport Revenue, Refunding, 5.00%, 7/1/28	330,000	355,193
		513,560

The accompanying notes are an integral part of the financial statements.
28

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Maryland — 1.1%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	$ 2,650,000	$ 2,707,587
Massachusetts — 0.4%
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,000,000	1,028,796
Michigan — 3.2%
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	710,000	729,356
Michigan Finance Authority Revenue, Callable 11/01/28 at 100, 5.00%, 11/1/38, (BAM Insured)	1,450,000	1,531,866
Michigan Finance Authority Revenue, Series 6, Senior Series, Refunding, Callable 07/01/24 at 100, 5.00%, 7/1/33	1,350,000	1,352,199
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	105,576
Michigan Finance Authority Revenue, Series H-1, Refunding, Callable 10/01/24 at 100, 5.00%, 10/1/39	1,000,000	1,002,748
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	2,000,000	2,027,880
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,025,232
		7,774,857
Minnesota — 1.0%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	150,000	135,740
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Minnesota — (Continued)
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	$ 100,000	$ 101,695
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,596,952
Moorhead Public Utility Revenue, Series A, Callable 11/01/33 at 100, 4.00%, 11/1/40	660,000	670,500
		2,504,887
Mississippi — 0.8%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	1,000,000	1,024,432
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/15/25 at 100, 5.00%, 10/15/34	915,000	928,279
		1,952,711
Missouri — 1.9%
Health & Educational Facilities Authority of the State of Missouri Revenue, Callable 04/19/24 at 100, 4.50%, 1/1/39	2,000,000	1,986,630
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	40,000	40,648
Missouri Joint Municipal Electric Utility Commission Revenue, Refunding, 5.00%, 12/1/26	15,000	15,684
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/37	100,000	100,866

The accompanying notes are an integral part of the financial statements.
29

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Missouri — (Continued)
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	$ 1,000,000	$ 900,628
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	505,000	442,132
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AGM Insured)	555,000	544,184
St Louis Municipal Finance Corp. Revenue, Refunding, 5.00%, 2/15/26	500,000	512,017
		4,542,789
Nebraska — 1.5%
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	1,000,000	1,058,041
Nebraska Public Power District Revenue, Series D, Callable 01/01/26 at 100, 5.00%, 1/1/46	2,470,000	2,499,823
		3,557,864
Nevada — 0.0%
Clark County Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	40,000	40,613
New Hampshire — 2.0%
New Hampshire Housing Finance Authority Revenue, Series 1, Callable 10/01/24 at 100, 2.95%, 10/1/25, (FHA 542c Insured)	5,000,000	4,917,635
New Jersey — 0.6%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/32, (BAM ST AID WITHHLDG Insured)	250,000	261,589
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AGM Insured)	230,000	245,325
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New Jersey — (Continued)
New Jersey Transportation Trust Fund Authority Revenue, Series AA, OID, Callable 06/15/25 at 100, 5.00%, 6/15/45	$ 525,000	$ 530,129
New Jersey Turnpike Authority Revenue, Series B, Refunding, Callable 01/01/28 at 100, 5.00%, 1/1/40	330,000	347,074
		1,384,117
New Mexico — 0.7%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(a)	1,565,000	1,584,447
New York — 4.2%
Long Island Power Authority Revenue, Series A, Refunding, Callable 09/01/24 at 100, 5.00%, 9/1/34	55,000	55,235
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,025,097
Metropolitan Transportation Authority Revenue, Series C-1, 5.00%, 11/15/25	15,000	15,408
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.00%, 11/15/25	100,000	102,722
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.00%, 11/15/26	85,000	88,921
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	148,403
New York City Municipal Water Finance Authority Revenue, Refunding, Callable 06/17/24 at 100, 5.00%, 6/15/45	25,000	25,058

The accompanying notes are an integral part of the financial statements.
30

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Transitional Finance Authority Building Aid Revenue, Series S, Callable 07/15/25 at 100, 5.00%, 7/15/40, (ST AID WITHHLDG Insured)	$ 2,000,000	$ 2,021,795
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Callable 02/01/25 at 100, 5.00%, 2/1/41	105,000	105,686
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-S, Callable 11/01/30 at 100, 4.00%, 11/1/45	850,000	835,324
New York Convention Center Development Corp. Revenue, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/40	2,275,000	2,304,968
New York GO, Series B-1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	103,557
New York State Dormitory Authority Revenue, Series B, Unrefunded portion, Callable 02/15/25 at 100, 5.00%, 2/15/37	1,000,000	1,008,547
New York State Housing Finance Agency Revenue, Series H, Refunding, 0.60%, 5/1/24	20,000	19,935
New York State Thruway Authority Revenue, Series P, Refunding, Callable 01/01/34 at 100, 5.00%, 1/1/39	250,000	288,590
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/24 at 100, 5.00%, 11/15/44	2,000,000	2,000,400
		10,149,646
Ohio — 2.1%
Greene County GO, Refunding, Callable 12/01/25 at 100, 1.25%, 12/1/31	1,245,000	1,011,627
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Louisville City School District GO, Refunding, 1.00%, 12/1/25, (SD CRED PROG Insured)	$ 25,000	$ 23,586
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	2,000,000	2,033,295
Whitehall City School District GO, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	665,000	651,001
Whitehall City School District GO, Series A, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	705,000	690,159
Whitehall City School District GO, Series B, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	577,580
		4,987,248
Oklahoma — 0.1%
Cleveland County Educational Facilities Authority Revenue, OID, 2.00%, 9/1/25	20,000	19,373
Tulsa County Independent School District No 1 Tulsa GO, Series B, 2.50%, 8/1/25	305,000	298,823
		318,196
Oregon — 0.8%
Josephine County School District No 7 GO, Series 7, Refunding, Callable 06/01/28 at 100, 4.00%, 6/1/40, (BAM Insured)	880,000	887,030
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	2,485,000	1,098,739
		1,985,769

The accompanying notes are an integral part of the financial statements.
31

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — 2.2%
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	$ 815,000	$ 857,545
Allentown GO, Series A, OID, Callable 04/29/24 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	4,987
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	700,000	704,998
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.00%, 11/1/25	150,000	149,044
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AGM Insured)	700,000	791,317
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	562,522
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	500,000	528,248
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	105,452
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.00%, 5/1/31	615,000	644,938
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM-ST AID WITHHLDG Insured)	1,000,000	1,048,980
		5,398,031
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
South Carolina — 1.9%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	$ 1,250,000	$ 1,289,607
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	705,000	715,593
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	1,000,000	1,029,048
South Carolina Public Service Authority Revenue, Series E, 5.00%, 12/1/27	125,000	132,063
South Carolina Public Service Authority Revenue, Series E, OID, Unrefunded portion, Callable 04/19/24 at 100, 5.00%, 12/1/48	1,000,000	991,125
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.00%, 10/1/26	355,000	339,654
		4,497,090
South Dakota — 0.7%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.00%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	437,014
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.05%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	243,394

The accompanying notes are an integral part of the financial statements.
32

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
South Dakota — (Continued)
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.10%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	$ 250,000	$ 241,216
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.20%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	242,973
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.30%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	489,068
		1,653,665
Tennessee — 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	502,495
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	455,000	471,658
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,045,326
Putnam County GO, OID, Refunding, Callable 04/01/25 at 100, 2.00%, 4/1/26	100,000	96,321
		2,115,800
Texas — 6.1%
Austin Community College District Public Facility Corp. Revenue, Refunding, Callable 08/01/25 at 100, 5.00%, 8/1/26	130,000	132,702
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	$ 1,095,000	$ 1,129,811
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,076,933
Block House Municipal Utility District GO, Refunding, Callable 04/29/24 at 100, 3.00%, 4/1/25, (BAM Insured)	25,000	24,696
Central Texas Regional Mobility Authority Revenue, Series D, Senior Series, Refunding, 5.00%, 1/1/28	550,000	581,937
Central Texas Turnpike System Revenue, Series C, Refunding, Callable 08/15/24 at 100, 5.00%, 8/15/34	260,000	261,067
Corrigan-Camden Independent School District GO, Callable 08/15/32 at 100, 5.00%, 8/15/35, (BAM Insured)	555,000	632,851
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AGM Insured)	600,000	620,980
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	103,941
El Paso County Hospital District GO, Callable 04/29/24 at 100, 5.00%, 8/15/43	100,000	97,379
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,029,418
El Paso GO, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/28	500,000	521,367
Harris County Improvement District No 18 GO, OID, Callable 04/29/24 at 100, 3.00%, 9/1/25, (AGM Insured)	10,000	9,895
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AGM Insured)	100,000	81,175

The accompanying notes are an integral part of the financial statements.
33

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Houston Housing Finance Corp. Revenue, Callable 10/01/24 at 100, 4.00%, 10/1/25, (FHA HUD SECT 8 Insured)(a)	$ 500,000	$ 498,382
Kaufman County Municipal Utility District No 14 GO, Callable 03/01/25 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	36,981
Lower Colorado River Authority Revenue, OID, Refunding, Callable 05/15/25 at 100, 3.00%, 5/15/26	75,000	73,295
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	107,465
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.00%, 1/1/35	40,000	40,392
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 02/15/25 at 100, 3.00%, 2/15/27	25,000	24,808
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	2,000,000	2,009,159
San Antonio Electric & Gas Systems Revenue, Refunding, Callable 08/01/26 at 100, 4.00%, 2/1/34	1,000,000	1,012,030
San Antonio Water System Revenue, Series A, Junior Series, Refunding, 2.00%, 5/15/25	40,000	39,016
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AGM Insured)	205,000	218,186
Sugar Land Waterworks & Sewer System Revenue, Callable 04/29/24 at 100, 3.00%, 8/15/24	45,000	44,767
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	$ 500,000	$ 517,677
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,960,141
		14,886,451
Utah — 1.7%
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,108,287
Vermont — 0.2%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	470,000	486,969
Virginia — 1.1%
Virginia Public Building Authority Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/31	2,700,000	2,704,141
Washington — 3.4%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	2,500,000	2,509,683
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	1,200,000	1,244,035
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	3,000,000	2,966,621
State of Washington GO, Series A-1, Callable 08/01/25 at 100, 5.00%, 8/1/39	100,000	101,473
Tacoma Electric System Revenue, Series A, Refunding, Callable 04/19/24 at 100, 4.00%, 1/1/42	1,000,000	981,972

The accompanying notes are an integral part of the financial statements.
34

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Tacoma Electric System Revenue, Series B, Refunding, Callable 01/01/34 at 100, 5.00%, 1/1/36	$ 200,000	$ 236,626
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.00%, 8/15/35	210,000	212,884
		8,253,294
Wisconsin — 2.0%
Central Brown County Water Authority Revenue, Series A, Refunding, 5.00%, 11/1/24	10,000	10,072
Kenosha County GO, Series C, 2.00%, 8/1/25	95,000	92,339
Milwaukee GO, Series N-4, Refunding, 5.00%, 4/1/28	390,000	411,830
Milwaukee Sewerage System Revenue, Series S5, Callable 04/29/24 at 100, 4.00%, 6/1/29	330,000	330,161
Public Finance Authority Revenue, Series A, Callable 06/01/25 at 100, 5.00%, 6/1/31	1,000,000	1,011,938
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	668,150
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	2,000,000	2,054,671
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	264,575
		4,843,736
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Wyoming — 1.7%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	$ 1,300,000	$ 1,263,120
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.05%, 12/1/28	1,430,000	1,388,720
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.10%, 6/1/29	1,495,000	1,443,020
		4,094,860
TOTAL MUNICIPAL BONDS (Cost $162,053,228)		162,029,595
	Par Value
CORPORATE BONDS — 12.7%
Communications — 0.6%
Paramount Global, 5.50%, 5/15/33	1,000,000	883,921
Verizon Communications, Inc., 6.669%, 5/15/25(a)	500,000	505,568
		1,389,489
Consumer Discretionary — 1.6%
Advance Auto Parts, Inc., 3.50%, 3/15/32	1,000,000	855,933
Hyatt Hotels Corp., 1.80%, 10/1/24	750,000	734,346
Polaris, Inc., 6.95%, 3/15/29	500,000	532,078
Tapestry, Inc., 3.05%, 3/15/32	1,150,000	945,605
VF Corp., 6.00%, 10/15/33	750,000	734,448
		3,802,410
Consumer Staple Products — 0.3%
Dollar General Corp., 4.15%, 11/1/25	750,000	735,854
Energy — 0.4%
Continental Resources, Inc., 3.80%, 6/1/24	500,000	498,020
Tosco Corp., 7.80%, 1/1/27	500,000	530,627
		1,028,647
Financials — 6.0%
Air Lease Corp., 3.25%, 3/1/25	1,575,000	1,540,420
American Express Co., 6.003%, 11/4/26(a)	1,600,000	1,602,241
AmSouth Bancorp, 6.75%, 11/1/25	700,000	707,142

The accompanying notes are an integral part of the financial statements.
35

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Discover Financial Services, 3.95%, 11/6/24	$ 1,000,000	$ 988,819
Discover Financial Services, 7.964%, 11/2/34	1,000,000	1,134,394
Goldman Sachs Group, Inc. (The), 5.866%, 9/10/24	200,000	200,131
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	426,407
Jefferies Financial Group, Inc., 5.875%, 7/21/28	1,500,000	1,528,523
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	1,000,000	1,060,150
JPMorgan Chase & Co., 5.546%, 12/15/25	1,800,000	1,798,423
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	113,124
Morgan Stanley, 4.35%, 9/8/26	200,000	195,684
Synchrony Financial, 2.875%, 10/28/31	1,550,000	1,238,517
Wells Fargo Bank, 6.50%, 12/1/28	425,000	441,313
Zions Bancorp, 3.25%, 10/29/29	1,865,000	1,529,604
		14,504,892
Health Care — 0.7%
Cigna Group (The), 3.25%, 4/15/25	700,000	684,661
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	1,000,000	983,194
		1,667,855
Industrials — 0.8%
3M Co., 2.65%, 4/15/25	1,000,000	970,618
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,000,000	1,013,927
		1,984,545
Materials — 1.3%
Albemarle Corp., 5.05%, 6/1/32	1,000,000	961,100
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	833,697
LYB International Finance III, LLC, 5.50%, 3/1/34	1,500,000	1,502,422
		3,297,219
Technology — 1.0%
Leidos, Inc., 7.125%, 7/1/32	2,250,000	2,439,128
TOTAL CORPORATE BONDS (Cost $30,275,623)		30,850,039
	Par Value/ Shares	Value
PREFERREDS — 8.2%
Consumer Discretionary — 0.5%
General Motors Financial Co., Inc., 5.75%, 9/30/27	$1,175,000	$ 1,111,936
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,039,641
Financials — 7.3%
Bank of America Corp., 6.25%, 9/5/24	1,550,000	1,555,817
Bank of New York Mellon Corp. (The), 4.70%, 9/20/25	450,000	442,724
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	1,410,000	1,335,159
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	500,000	472,838
Citigroup, Inc., 6.30%, 5/15/24	1,650,000	1,649,652
Citigroup, Inc., 4.00%, 12/10/25	1,200,000	1,153,572
Citigroup, Inc., 7.625%, 11/15/28	1,500,000	1,578,744
JPMorgan Chase & Co., 9.348%, 5/1/24	1,475,000	1,477,599
JPMorgan Chase & Co., 6.10%, 10/1/24	700,000	700,903
M&T Bank Corp., 9.179%, 5/15/24	950,000	954,150
Morgan Stanley, 6.875%, 7/15/24	64,395	1,620,178
Northern Trust Corp., 4.60%, 10/1/26	2,620,000	2,524,375
State Street Corp., 8.13%, 6/15/24	1,250,000	1,251,644
State Street Corp., 5.35%, 3/15/26	25,000	612,250
Wells Fargo & Co., 7.625%, 9/15/28	350,000	374,642
		17,704,247
TOTAL PREFERREDS (Cost $18,913,230)		19,855,824
	Par Value
U.S. TREASURY OBLIGATIONS — 5.2%
United States Treasury Notes,
4.125%, 1/31/25	1,000,000	991,902
5.469%, 4/30/25(a)	4,000,000	4,001,689
4.125%, 6/15/26	2,000,000	1,981,172
3.625%, 5/31/28	2,000,000	1,950,586
3.75%, 5/31/30	2,000,000	1,949,297
3.375%, 5/15/33	2,000,000	1,875,625
U.S. TREASURY OBLIGATIONS (Cost $12,753,035)		12,750,271

The accompanying notes are an integral part of the financial statements.
36

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 6.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(c)	14,949,723	$ 14,949,723

TOTAL SHORT-TERM INVESTMENT (Cost $14,949,723)		14,949,723

TOTAL INVESTMENTS - 98.9% (Cost $238,944,839)		240,435,452
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		2,636,389
NET ASSETS - 100.0%		$ 243,071,841

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2024.
(b)	Zero coupon bond.
(c)	Rate disclosed is the 7-day yield at March 31, 2024.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CAB	Capital Appreciation Bond
COLL	Collateral
FHA 542c	Federal Housing Administration Section 542c
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

The accompanying notes are an integral part of the financial statements.
37

AMBRUS FUNDS
Statements of Assets and Liabilities
March 31, 2024
(Unaudited)
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Assets
Investments, at value	$254,593,994	$221,437,407	$240,435,452
Receivables:
Investments sold	—	2,082,681	—
Capital shares sold	503,712	650,004	1,795,732
Dividends and interest	2,974,272	2,526,007	2,944,651
Prepaid expenses and other assets	16,008	4,789	14,468
Total Assets	258,087,986	226,700,888	245,190,303
Liabilities
Payables:
Capital shares redeemed	921,694	658,781	759,039
Distributions to shareholders	96,172	68,011	71,888
Investment adviser	70,651	62,821	66,884
Administration and accounting fees	12,840	25,889	22,881
Investments purchased	—	1,417,933	1,158,051
Due to custodian	—	—	2,925
Accrued expenses	33,065	34,944	36,794
Total Liabilities	1,134,422	2,268,379	2,118,462
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$256,953,564	$224,432,509	$243,071,841
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 260,122	$ 221,391	$ 240,426
Paid-in capital	255,796,865	223,613,428	242,547,460
Total distributable earnings	896,577	597,690	283,955
Net Assets	$256,953,564	$224,432,509	$243,071,841
Institutional Class Shares:
Net assets	$256,953,564	$224,432,509	$243,071,841
Shares outstanding	26,012,191	22,139,063	24,042,599
Net asset value, offering and redemption price per share	$ 9.88	$ 10.14	$ 10.11
Investments, at cost	$252,124,282	$220,214,841	$238,944,839
The accompanying notes are an integral part of the financial statements.
38

AMBRUS FUNDS
Statements of Operations
For the Six Months Ended March 31, 2024
(Unaudited)
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Investment income
Interest	$5,394,818	$3,717,075	$4,535,067
Dividends	76,924	82,449	116,624
Total investment income	5,471,742	3,799,524	4,651,691
Expenses
Advisory fees(Note 2)	420,564	355,736	413,818
Administration and accounting fees(Note 2)	24,884	29,898	30,548
Trustees’ and officers’ fees(Note 2)	21,328	17,860	23,379
Audit fees	16,131	15,500	15,500
Transfer agent fees(Note 2)	14,952	15,153	15,153
Legal fees	14,021	13,078	16,772
Registration and filing fees	12,551	2,140	11,147
Shareholder reporting fees	11,103	10,881	10,886
Custodian fees(Note 2)	6,315	5,467	7,071
Other expenses	8,383	7,899	8,823
Total expenses before waivers and reimbursements	550,232	473,612	553,097
Less: waivers and reimbursements(Note 2)	(24,528)	(28,942)	(35,825)
Net expenses after waivers and reimbursements	525,704	444,670	517,272
Net investment income	4,946,038	3,354,854	4,134,419
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	(18,774)	9,723	(102,544)
Net change in unrealized appreciation on investments	4,938,146	4,225,777	5,932,611
Net realized and unrealized gain on investments	4,919,372	4,235,500	5,830,067
Net increase in net assets resulting from operations	$9,865,410	$7,590,354	$9,964,486
The accompanying notes are an integral part of the financial statements.
39

AMBRUS FUNDS
Statements of Changes in Net Assets
	Ambrus Core Bond Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 4,946,038	$ 3,643,462
Net realized losses from investments	(18,774)	(1,550,376)
Net change in unrealized appreciation/(depreciation) on investments	4,938,146	(2,339,070)
Net increase/(decrease) in net assets resulting from operations	9,865,410	(245,984)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(4,945,463)	(3,645,709)
Net decrease in net assets from dividends and distributions to shareholders	(4,945,463)	(3,645,709)
Increase in net assets derived from capital share transactions (Note 4)	92,101,800	158,943,965
Total increase in net assets	97,021,747	155,052,272
Net assets
Beginning of year/period	159,931,817	4,879,545
End of year/period	$256,953,564	$159,931,817
The accompanying notes are an integral part of the financial statements.
40

AMBRUS FUNDS
Statements of Changes in Net Assets (Continued)
	Ambrus Tax-Conscious California Bond Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period from October 3, 2022* to September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 3,354,854	$ 2,811,445
Net realized gains/(losses) from investments	9,723	(634,817)
Net change in unrealized appreciation/(depreciation) on investments	4,225,777	(3,003,211)
Net increase/(decrease) in net assets resulting from operations	7,590,354	(826,583)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(3,354,649)	(2,811,432)
Net decrease in net assets from dividends and distributions to shareholders	(3,354,649)	(2,811,432)
Increase in net assets derived from capital share transactions (Note 4)	84,777,352	139,057,467
Total increase in net assets	89,013,057	135,419,452
Net assets
Beginning of period	135,419,452	—
End of period	$224,432,509	$135,419,452

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
The accompanying notes are an integral part of the financial statements.
41

AMBRUS FUNDS
Statements of Changes in Net Assets (Concluded)
	Ambrus Tax-Conscious National Bond Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period from October 3, 2022* to September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 4,134,419	$ 3,959,178
Net realized losses from investments	(102,544)	(1,111,166)
Net change in unrealized appreciation/(depreciation) on investments	5,932,611	(4,441,998)
Net increase/(decrease) in net assets resulting from operations	9,964,486	(1,593,986)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(4,127,406)	(3,959,139)
Net decrease in net assets from dividends and distributions to shareholders	(4,127,406)	(3,959,139)
Increase in net assets derived from capital share transactions (Note 4)	56,506,618	186,281,268
Total increase in net assets	62,343,698	180,728,143
Net assets
Beginning of period	180,728,143	—
End of period	$243,071,841	$180,728,143

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
The accompanying notes are an integral part of the financial statements.
42

AMBRUS FUNDS
AMBRUS CORE BOND FUND Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Period from September 6, 2022* to September 30, 2022
Per Share Operating Performance
Net asset value, beginning of period	$ 9.62	$ 9.74	$ 10.00
Net investment income(1)	0.23	0.45	0.02
Net realized and unrealized gain/(loss) on investments	0.26	(0.13)	(0.26)
Total from investment operations	0.49	0.32	(0.24)
Dividends and distributions to shareholders from:
Net investment income	(0.23)	(0.44)	(0.02)
Net asset value, end of period	$ 9.88	$ 9.62	$ 9.74
Total investment return(2)	5.14%	3.29%	(2.38)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$256,954	$159,932	$ 4,880
Ratio of expenses to average net assets	0.50% (3)	0.50%	0.50% (3)
Ratio of expenses to average net assets without waivers and reimbursements(4)	0.52% (3)	0.70%	10.81% (3)
Ratio of net investment income to average net assets	4.70% (3)	4.63%	3.31% (3)
Portfolio turnover rate	14% (5)	107%	1% (5)

*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
43

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of period	$ 9.84	$ 10.00
Net investment income(1)	0.19	0.36
Net realized and unrealized gain/(loss) on investments	0.30	(0.17)
Total from investment operations	0.49	0.19
Dividends and distributions to shareholders from:
Net investment income	(0.19)	(0.35)
Net asset value, end of period	$ 10.14	$ 9.84
Total investment return(2)	5.00%	1.90%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$224,433	$135,419
Ratio of expenses to average net assets	0.50% (3)	0.50% (3)
Ratio of expenses to average net assets without waivers(4)	0.53% (3)	0.69% (3)
Ratio of net investment income to average net assets	3.77% (3)	3.58% (3)
Portfolio turnover rate	11% (5)	28% (5)

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
44

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of period	$ 9.81	$ 10.00
Net investment income(1)	0.20	0.38
Net realized and unrealized gain/(loss) on investments	0.30	(0.20)
Total from investment operations	0.50	0.18
Dividends and distributions to shareholders from:
Net investment income	(0.20)	(0.37)
Net asset value, end of period	$ 10.11	$ 9.81
Total investment return(2)	5.13%	1.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$243,072	$180,728
Ratio of expenses to average net assets	0.50% (3)	0.50% (3)
Ratio of expenses to average net assets without waivers(4)	0.53% (3)	0.65% (3)
Ratio of net investment income to average net assets	4.00% (3)	3.77% (3)
Portfolio turnover rate	13% (5)	32% (5)

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
45

AMBRUS FUNDS
Notes to Financial Statements
March 31, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a "Fund" and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 6, 2022, October 3, 2022 and October 3, 2022, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund. As of March 31, 2024, Investor Class shares have not been issued on the Funds.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – Each Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
46

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of March 31, 2024, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 03/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
U.S. Treasury Obligations	$ 116,730,071	$ —	$ 116,730,071	$ —
Corporate Bonds	106,111,144	—	106,111,144	—
Preferreds
Consumer Discretionary	1,466,809	—	1,466,809	—
Energy	1,039,641	—	1,039,641	—
Financials	16,217,099	1,480,978	14,736,121	—
Municipal Bonds	1,007,143	—	1,007,143	—
Short-Term Investment	12,022,087	12,022,087	—	—
Total Assets	$ 254,593,994	$ 13,503,065	$ 241,090,929	$ —
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$ 149,780,183	$ —	$ 149,780,183	$ —
U.S. Treasury Obligations	24,077,046	—	24,077,046	—
Preferreds
Consumer Discretionary	828,037	—	828,037	—
Energy	1,039,641	—	1,039,641	—
Financials	15,164,981	1,534,418	13,630,563	—
47

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Funds	Total Value at 03/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds	$ 16,882,524	$ —	$ 16,882,524	$ —
Short-Term Investment	13,664,995	13,664,995	—	—
Total Assets	$ 221,437,407	$ 15,199,413	$ 206,237,994	$ —
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$ 162,029,595	$ —	$ 162,029,595	$ —
Corporate Bonds	30,850,039	—	30,850,039	—
Preferreds
Consumer Discretionary	1,111,936	—	1,111,936	—
Energy	1,039,641	—	1,039,641	—
Financials	17,704,247	2,232,428	15,471,819	—
U.S. Treasury Obligations	12,750,271	—	12,750,271	—
Short-Term Investment	14,949,723	14,949,723	—	—
Total Assets	$ 240,435,452	$ 17,182,151	$ 223,253,301	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended March 31, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a
48

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of each Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Concentration of Credit Risk — The Ambrus Tax-Conscious California Bond Fund primarily invests in debt obligations issued by the state of California and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issues of California municipal securities than is a municipal bond fund that is not concentrated in these issuers.
2. Transactions with Related Parties and Other Service Providers
Whittier Advisors, LLC (“Whittier” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate based on average daily net assets of the Fund as shown in the table below:
49

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Ambrus Core Bond Fund	0.40%
Ambrus Tax-Conscious California Bond Fund	0.40%
Ambrus Tax-Conscious National Bond Fund	0.40%
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds' total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed (on an annual basis) 0.50% through January 31, 2025 and thereafter, 0.60% through January 31, 2026, of each Fund's average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees approves their earlier termination.
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund's expenses are below the Expense Limitation amount.
For the six months ended March 31, 2024, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Ambrus Core Bond Fund	$420,564	$(24,528)	$396,036
Ambrus Tax-Conscious California Bond Fund	355,736	(28,942)	326,794
Ambrus Tax-Conscious National Bond Fund	413,818	(35,825)	377,993
As of March 31, 2024, the amount of potential recovery was as follows:
	09/30/2025	09/30/2026	03/31/2027	Total
Ambrus Core Bond Fund	$26,682	$133,166	$24,528	$184,376
Ambrus Tax-Conscious California Bond Fund	—	118,425	28,942	147,367
Ambrus Tax-Conscious National Bond Fund	—	137,147	35,825	172,972
The Funds have not recorded a commitment or contingent liability at March 31, 2024.
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon has the ability to recover fees waived in the prior fiscal year if a Fund terminates its agreements with BNY Mellon within three years of commencing operations. As of March 31, 2024, the amount of potential recovery was $28,039, $30,571 and $23,908 for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, respectively. The ability to recover such amounts previously waived expires on September 6, 2025 for the Ambrus Core Bond Fund and October 3, 2025 for the Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has
50

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended March 31, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales
Ambrus Core Bond Fund	$54,646,376	$5,348,758	$61,244,375	$20,783,187
Ambrus Tax-Conscious California Bond Fund	16,717,335	—	77,445,307	18,638,219
Ambrus Tax-Conscious National Bond Fund	7,755,918	2,424,707	66,990,390	22,437,149
4. Capital Share Transactions
For the six months ended March 31, 2024 and the year/period ended September 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year/Period Ended September 30, 2023
	Shares	Amount	Shares	Amount
Ambrus Core Bond Fund:
Institutional Class
Sales	10,853,615	$106,456,508	16,205,906	$159,751,936
Reinvestments	495,956	4,870,695	369,814	3,624,305
Redemptions	(1,961,449)	(19,225,403)	(452,803)	(4,432,276)
Net increase	9,388,122	$ 92,101,800	16,122,917	$158,943,965

51

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year/Period Ended September 30, 2023
	Shares	Amount	Shares	Amount

Ambrus Tax-Conscious California Bond Fund*:
Institutional Class
Sales	11,474,896	$115,391,148	14,499,535	$146,431,424
Reinvestments	327,321	3,299,775	278,058	2,798,295
Redemptions	(3,429,190)	(33,913,571)	(1,011,557)	(10,172,252)
Net increase	8,373,027	$ 84,777,352	13,766,036	$139,057,467

Ambrus Tax-Conscious National Bond Fund**:
Institutional Class
Sales	7,559,794	$ 75,738,652	18,659,538	$188,714,274
Reinvestments	405,665	4,074,484	392,204	3,940,173
Redemptions	(2,340,263)	(23,306,518)	(634,339)	(6,373,179)
Net increase	5,625,196	$ 56,506,618	18,417,403	$186,281,268

*	The Ambrus Tax-Conscious California Bond Fund's Institutional Class commenced operations on October 3, 2023.
**	The Ambrus Tax-Conscious National Bond Fund's Institutional Class commenced operations on October 3, 2023.
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year/period ended September 30, 2023, the tax character of distributions paid by the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund were $3,645,709, $1,123,002 and $1,697,384 of ordinary income dividends and $0, $1,688,430 and $2,261,755 of tax-exempt income, respectively.
As of September 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Tax Exempt	Distributions Payable	Unrealized Appreciation/ (Depreciation)
Ambrus Core Bond Fund	$(1,453,231)	$19,157	$ —	$(21,404)	$(2,567,892)
Ambrus Tax-Conscious California Bond Fund	(513,363)	—	13,149	(13,136)	(3,124,665)
Ambrus Tax-Conscious National Bond Fund	(975,078)	—	19,005	(18,966)	(4,578,086)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
52

AMBRUS FUNDS
Notes to Financial Statements (Concluded)
March 31, 2024
(Unaudited)
As of March 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Ambrus Core Bond Fund	$252,124,282	$2,907,409	$(437,697)	$2,469,712
Ambrus Tax-Conscious California Bond Fund	220,214,841	1,868,873	(646,307)	1,222,566
Ambrus Tax-Conscious National Bond Fund	238,944,839	2,450,587	(959,974)	1,490,613

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2023, the Funds’ capital loss carryforwards, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Ambrus Core Bond Fund	$1,448,651	$4,580
Ambrus Tax-Conscious California Bond Fund	513,363	—
Ambrus Tax-Conscious National Bond Fund	975,078	—
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
53

AMBRUS FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 996-2101 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
54

AMBRUS FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (833) 996-2101.
55

Investment Adviser
Whittier Advisors, LLC
4695 MacArthur Court
Suite 1500
Newport Beach, CA 92660
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
AMB-0324

GOTHAM FUNDS
of
FundVantage Trust
Gotham Absolute Return Fund
Gotham Enhanced Return Fund
Gotham Neutral Fund
Gotham Index Plus Fund
Gotham Large Value Fund
Gotham Enhanced S&P 500 Index Fund
Gotham Hedged Core Fund
Gotham Defensive Long 500 Fund
Gotham Total Return Fund
Gotham Enhanced 500 Plus Fund
SEMI-ANNUAL REPORT
March 31, 2024
(Unaudited)
IMPORTANT NOTICE – UPCOMING CHANGES TO GOTHAM FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual shareholder reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail for all Reports transmitted after July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please call (877) 974-6852.
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS
SEMI-ANNUAL REPORT
AS OF March 31, 2024

[THIS PAGE INTENTIONALLY LEFT BLANK.]

GOTHAM FUNDS
Important Information
The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.
Each Gotham Fund covered by this report (each a “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.
Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Large Value Fund and Gotham Enhanced S&P 500 Index Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund, except Gotham Large Value Fund and Gotham Enhanced S&P 500 Index Fund, will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund and Gotham Defensive Long 500 Fund utilize one or more swap agreements in their investment programs. The use of derivatives, such as swaps, exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than a Fund’s initial investments. Gotham Total Return Fund will primarily engage in short sales, leverage and swaps through its investments in underlying funds. Certain Funds may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.
A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

GOTHAM FUNDS
Gotham Absolute Return Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	20.55%	28.50%	14.02%	9.73%	6.16%
HFRX Equity Hedge Index	7.13%	9.66%	5.34%	5.57%	3.09%

*	Not Annualized.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” are 1.73% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Additionally, Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in such underlying fund's “Annual Fund Operating Expenses” table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.50% annual investment advisory fee paid by the Fund.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS
Gotham Enhanced Return Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	29.71%	41.36%	17.79%	12.85%	9.77%
S&P 500® Total Return Index	23.48%	29.88%	11.49%	15.05%	12.96%

*	Not Annualized.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” are 1.78% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Additionally, Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in such underlying fund's “Annual Fund Operating Expenses” table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.50% annual investment advisory fee paid by the Fund.
The Fund evaluates its performance as compared to that of the Standard & Poor's 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Neutral Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	13.00%	21.98%	13.65%	5.29%	2.23%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	2.68%	5.24%	2.58%	2.02%	1.38%

*	Not Annualized.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” are 1.96% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “BofA Index”). The BofA Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS
Gotham Index Plus Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	25.73%	37.28%	15.45%	15.26%	13.39% **
Investor Class Shares	25.54%	36.94%	15.17%	14.96%	12.19% **
S&P 500® Total Return Index	23.48%	29.88%	11.49%	15.05%	12.99% ***

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Index Plus Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.24% and 1.15% for Institutional Class shares, respectively, and 1.49% and 1.40% for Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.15% with respect to Institutional Class shares (on an annual basis) and 0.15% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation. Additionally, Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in such underlying fund's “Annual Fund Operating Expenses” table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.00% annual investment advisory fee paid by the Fund.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Large Value Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	19.38%	21.49%	9.99%	11.57%	12.19% **
S&P 500® Total Return Index	23.48%	29.88%	11.49%	15.05%	14.19% ***

*	Not Annualized.
**	The Gotham Large Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” are 1.21% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	22.16%	29.09%	12.16%	14.23%	14.70% **
S&P 500® Total Return Index	23.48%	29.88%	11.49%	15.05%	14.54% ***

*	Not Annualized.
**	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” are 0.65% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Additionally, Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in such underlying fund's “Annual Fund Operating Expenses” table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 0.50% annual investment advisory fee paid by the Fund.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Hedged Core Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	19.81%	21.31%	10.15%	9.97%	9.77% **
HFRX Equity Hedge Index	7.13%	9.66%	5.34%	5.57%	4.54% ***

*	Not Annualized.
**	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” is 1.75% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS
Gotham Defensive Long 500 Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	20.33%	25.81%	12.32%	7.56%	9.41% **
S&P 500® Total Return Index	23.48%	29.88%	11.49%	15.05%	14.55% ***

*	Not Annualized.
**	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” are 2.09% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Gotham Total Return Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares**	19.99%	25.29%	10.68%	6.80%	7.14% ***
HFRX Equity Hedge Index	7.13%	9.66%	5.34%	5.57%	3.17% ****

*	Not Annualized.
**	On January 30, 2023, Investor Class shares of the Fund were automatically converted to Institutional Class shares of the Fund and the Investor Class was terminated as a separately designated class of the Fund.
***	The Gotham Total Return Fund (the “Fund”) commenced operations on March 31, 2015.
****	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of the shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” are 1.78% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.91% for the Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions), do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.
The Fund evaluates its performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.
The Fund normally allocates the majority of its assets among investment companies advised or sub-advised by Gotham. Therefore, the Fund's shareholders will indirectly bear the Fund's proportionate share of fees and expenses of the underlying funds in addition to the Fund's own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all of the risks described in Important Information.

GOTHAM FUNDS
Gotham Enhanced 500 Plus Fund
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months*	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	22.20%	31.07%	13.37%	13.20%	13.56% **
S&P 500® Total Return Index	23.48%	29.88%	11.49%	15.05%	14.55% ***

*	Not Annualized.
**	The Gotham Enhanced 500 Plus Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.
As stated in the current prospectus dated February 1, 2024, the “Total Annual Fund Operating Expenses” are 5.23% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.15% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS
Fund Expense Disclosure
March 31, 2024
(Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute Return Fund
Institutional Class
Actual	$1,000.00	$1,205.50	1.50%	$ 8.27
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.50%	7.57
Gotham Enhanced Return Fund
Institutional Class
Actual	$1,000.00	$1,297.10	1.28%	$ 7.35
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.28%	6.46
Gotham Neutral Fund
Institutional Class
Actual	$1,000.00	$1,130.00	1.50%	$ 7.99
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.50%	7.57

GOTHAM FUNDS
Fund Expense Disclosure (Continued)
March 31, 2024
(Unaudited)
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Index Plus Fund
Institutional Class
Actual	$1,000.00	$1,257.30	0.93%	$ 5.25
Hypothetical (5% return before expenses)	1,000.00	1,020.35	0.93%	4.70
Investor Class
Actual	$1,000.00	$1,255.40	1.18%	$ 6.65
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.18%	5.96
Gotham Large Value Fund
Institutional Class
Actual	$1,000.00	$1,193.80	0.75%	$ 4.11
Hypothetical (5% return before expenses)	1,000.00	1,021.25	0.75%	3.79
Gotham Enhanced S&P 500 Index Fund
Institutional Class
Actual	$1,000.00	$1,221.60	0.50%	$ 2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50%	2.53
Gotham Hedged Core Fund
Institutional Class
Actual	$1,000.00	$1,198.10	1.72%	$ 9.45
Hypothetical (5% return before expenses)	1,000.00	1,016.40	1.72%	8.67
Gotham Defensive Long 500 Fund
Institutional Class
Actual	$1,000.00	$1,203.30	1.35%	$ 7.44
Hypothetical (5% return before expenses)	1,000.00	1,018.25	1.35%	6.81
Gotham Total Return Fund
Institutional Class
Actual	$1,000.00	$1,199.90	0.00%	$ —
Hypothetical (5% return before expenses)	1,000.00	1,025.00	0.00%	—
Gotham Enhanced 500 Plus Fund
Institutional Class
Actual	$1,000.00	$1,222.00	2.08%	$11.55
Hypothetical (5% return before expenses)	1,000.00	1,014.60	2.08%	10.48

GOTHAM FUNDS
Fund Expense Disclosure (Concluded)
March 31, 2024
(Unaudited)

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for Gotham Large Value Fund and Gotham Enhanced S&P 500 Index Fund, which do not short securities or use leverage.
**	Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2024, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366 to reflect the period.

Gotham Absolute Return Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	11.8%	$ 77,678,435
Software & Services	10.4	68,141,874
Semiconductors & Semiconductor Equipment	7.5	49,500,738
Health Care Equipment & Services	6.1	40,059,197
Technology Hardware & Equipment	6.0	39,636,890
Energy	5.8	37,953,312
Media & Entertainment	5.6	36,478,916
Pharmaceuticals, Biotechnology & Life Sciences	5.4	35,388,674
Consumer Discretionary Distribution & Retail	5.0	33,105,926
Materials	4.5	29,508,986
Financial Services	3.9	25,354,928
Food, Beverage & Tobacco	3.6	23,822,356
Consumer Services	3.5	22,716,427
Consumer Durables & Apparel	2.6	16,789,131
Commercial & Professional Services	2.5	16,290,667
Utilities	2.5	16,163,950
Consumer Staples Distribution & Retail	2.4	15,489,565
Transportation	1.8	12,120,146
Household & Personal Products	1.6	10,473,391
Automobiles & Components	1.4	9,181,845
Telecommunication Services	1.0	6,759,313
Total Common Stocks	94.9	622,614,667
Other Assets in Excess of Liabilities	5.1	33,383,782
NET ASSETS	100.0%	$655,998,449

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Enhanced Return Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	6.4%	$ 15,028,022
Software & Services	6.1	14,417,392
Semiconductors & Semiconductor Equipment	3.8	9,077,227
Energy	3.3	7,852,310
Health Care Equipment & Services	3.2	7,434,552
Media & Entertainment	3.1	7,220,323
Technology Hardware & Equipment	2.5	5,831,563
Pharmaceuticals, Biotechnology & Life Sciences	2.5	5,784,674
Materials	2.4	5,734,484
Financial Services	2.2	5,275,618
Food, Beverage & Tobacco	2.1	4,995,012
Consumer Discretionary Distribution & Retail	2.0	4,634,827
Consumer Services	1.9	4,421,603
Consumer Durables & Apparel	1.7	4,024,816
Consumer Staples Distribution & Retail	1.4	3,354,722
Commercial & Professional Services	1.3	3,020,293
Utilities	1.3	2,973,823
Transportation	1.0	2,458,797
Household & Personal Products	0.8	1,884,447
Telecommunication Services	0.7	1,633,738
Automobiles & Components	0.7	1,561,629
Exchange Traded Funds	0.5	1,210,384
Affiliated Equity Registered Investment Companies	44.2	104,030,580
Total Investments	95.1	223,860,836
Other Assets in Excess of Liabilities	4.9	11,590,903
NET ASSETS	100.0%	$235,451,739

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Neutral Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	12.3%	$ 9,394,055
Software & Services	9.5	7,279,753
Energy	7.1	5,392,563
Health Care Equipment & Services	6.8	5,163,581
Materials	6.2	4,748,774
Semiconductors & Semiconductor Equipment	6.0	4,593,569
Media & Entertainment	5.4	4,103,500
Technology Hardware & Equipment	5.2	3,977,817
Pharmaceuticals, Biotechnology & Life Sciences	4.3	3,314,999
Food, Beverage & Tobacco	4.0	3,087,689
Consumer Discretionary Distribution & Retail	3.9	2,985,300
Consumer Services	3.9	2,971,651
Financial Services	3.3	2,481,534
Consumer Durables & Apparel	3.1	2,338,198
Commercial & Professional Services	3.0	2,324,524
Utilities	2.9	2,195,270
Consumer Staples Distribution & Retail	2.8	2,118,994
Household & Personal Products	1.8	1,360,129
Transportation	1.3	1,022,339
Automobiles & Components	1.2	912,212
Telecommunication Services	1.0	741,378
Total Common Stocks	95.0	72,507,829
Other Assets in Excess of Liabilities	5.0	3,838,104
NET ASSETS	100.0%	$76,345,933

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Index Plus Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	5.7%	$ 40,102,691
Semiconductors & Semiconductor Equipment	4.0	27,910,943
Health Care Equipment & Services	3.3	23,172,753
Pharmaceuticals, Biotechnology & Life Sciences	3.2	22,632,522
Food, Beverage & Tobacco	3.2	22,362,788
Software & Services	3.0	21,494,654
Financial Services	2.6	18,532,809
Energy	2.5	17,380,790
Technology Hardware & Equipment	2.4	17,235,809
Materials	2.4	17,038,403
Media & Entertainment	2.3	16,126,363
Consumer Services	2.0	13,800,777
Commercial & Professional Services	1.6	11,403,972
Insurance	1.6	10,979,237
Utilities	1.5	10,567,122
Consumer Discretionary Distribution & Retail	1.5	10,456,141
Consumer Durables & Apparel	1.5	10,410,808
Equity Real Estate Investment Trusts (REITs)	1.4	10,028,530
Transportation	1.1	8,072,127
Household & Personal Products	1.0	7,126,844
Consumer Staples Distribution & Retail	0.7	5,080,909
Banks	0.7	4,890,624
Telecommunication Services	0.5	3,526,640
Automobiles & Components	0.4	2,551,119
Real Estate Management & Development	0.2	1,458,211
Exchange Traded Funds	0.7	4,983,288
Affiliated Equity Registered Investment Company	43.4	306,003,106
Total Investments	94.4	665,329,980
Other Assets in Excess of Liabilities	5.6	39,300,668
NET ASSETS	100.0%	$704,630,648

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Large Value Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Capital Goods	16.8%	$ 9,149,696
Energy	7.9	4,319,075
Food, Beverage & Tobacco	7.4	4,023,174
Materials	5.8	3,137,365
Health Care Equipment & Services	5.6	3,038,807
Insurance	5.3	2,880,953
Consumer Discretionary Distribution & Retail	5.2	2,826,537
Technology Hardware & Equipment	5.0	2,745,069
Pharmaceuticals, Biotechnology & Life Sciences	4.5	2,429,576
Semiconductors & Semiconductor Equipment	4.4	2,379,965
Telecommunication Services	3.9	2,112,337
Financial Services	3.8	2,071,808
Consumer Services	3.2	1,740,614
Media & Entertainment	3.0	1,607,215
Transportation	2.9	1,588,710
Software & Services	2.6	1,421,318
Consumer Durables & Apparel	2.5	1,370,299
Household & Personal Products	2.4	1,297,857
Banks	1.6	894,689
Consumer Staples Distribution & Retail	1.4	788,354
Commercial & Professional Services	1.3	706,372
Equity Real Estate Investment Trusts (REITs)	1.2	663,540
Utilities	1.0	526,045
Automobiles & Components	0.3	183,106
Real Estate Management & Development	0.3	167,642
Total Common Stocks	99.3	54,070,123
Other Assets in Excess of Liabilities	0.7	369,252
NET ASSETS	100.0%	$54,439,375

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Enhanced S&P 500 Index Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Software & Services	10.9%	$ 2,189,141
Capital Goods	10.0	1,993,382
Media & Entertainment	9.8	1,958,023
Semiconductors & Semiconductor Equipment	8.9	1,776,759
Consumer Discretionary Distribution & Retail	8.7	1,739,848
Technology Hardware & Equipment	8.4	1,677,599
Financial Services	6.9	1,389,095
Food, Beverage & Tobacco	5.5	1,105,616
Pharmaceuticals, Biotechnology & Life Sciences	3.9	770,846
Health Care Equipment & Services	3.5	705,024
Energy	3.3	665,344
Telecommunication Services	3.1	624,418
Consumer Services	2.7	538,387
Household & Personal Products	2.2	443,887
Banks	2.2	433,991
Insurance	2.1	428,202
Materials	1.8	358,452
Consumer Durables & Apparel	1.5	292,091
Transportation	1.1	221,350
Automobiles & Components	0.9	175,323
Consumer Staples Distribution & Retail	0.7	132,880
Commercial & Professional Services	0.5	105,512
Utilities	0.5	93,902
Equity Real Estate Investment Trusts (REITs)	0.3	54,699
Real Estate Management & Development	0.0	3,683
Total Common Stocks	99.4	19,877,454
Other Assets in Excess of Liabilities	0.6	125,684
NET ASSETS	100.0%	$20,003,138

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Hedged Core Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Technology Hardware & Equipment	17.5%	$ 1,004,177
Food, Beverage & Tobacco	15.2	871,607
Health Care Equipment & Services	12.1	694,407
Software & Services	10.0	576,050
Financial Services	8.9	513,981
Media & Entertainment	8.9	510,680
Semiconductors & Semiconductor Equipment	8.7	502,646
Capital Goods	7.8	449,274
Consumer Discretionary Distribution & Retail	7.7	440,518
Household & Personal Products	7.3	416,929
Insurance	6.7	385,720
Pharmaceuticals, Biotechnology & Life Sciences	4.8	273,501
Consumer Durables & Apparel	4.7	269,026
Telecommunication Services	3.8	220,043
Consumer Services	3.7	210,843
Commercial & Professional Services	3.2	185,750
Transportation	2.1	121,991
Consumer Staples Distribution & Retail	1.9	110,113
Energy	1.7	100,287
Utilities	1.0	55,370
Materials	0.2	8,949
Automobiles & Components	0.1	3,543
Total Long Positions	138.0	7,925,405
	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks :
Household & Personal Products	(0.1)%	$ (5,549)
Media & Entertainment	(0.1)	(7,567)
Consumer Discretionary Distribution & Retail	(0.2)	(8,824)
Insurance	(0.3)	(17,093)
Automobiles & Components	(0.3)	(19,152)
Real Estate Management & Development	(0.5)	(30,332)
Food, Beverage & Tobacco	(0.5)	(31,018)
Financial Services	(0.6)	(31,878)
Energy	(0.6)	(32,443)
Consumer Durables & Apparel	(0.7)	(42,943)
Capital Goods	(0.7)	(43,011)
Commercial & Professional Services	(0.8)	(44,074)
Equity Real Estate Investment Trusts (REITs)	(1.3)	(71,789)
Materials	(1.5)	(87,259)
Consumer Services	(1.6)	(91,995)
Transportation	(1.9)	(108,601)
Technology Hardware & Equipment	(2.3)	(133,945)
Pharmaceuticals, Biotechnology & Life Sciences	(3.5)	(202,524)
Software & Services	(3.7)	(212,004)
Health Care Equipment & Services	(4.0)	(230,302)
Semiconductors & Semiconductor Equipment	(5.0)	(287,875)
Utilities	(9.5)	(543,348)
Total Short Positions	(39.7)	(2,283,526)
Other Assets in Excess of Liabilities	1.7	100,452
NET ASSETS	100.0%	$ 5,742,331

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Defensive Long 500 Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
Common Stocks:
Technology Hardware & Equipment	12.5%	$ 2,156,581
Food, Beverage & Tobacco	10.7	1,842,690
Health Care Equipment & Services	7.9	1,363,068
Capital Goods	7.8	1,340,227
Semiconductors & Semiconductor Equipment	6.9	1,192,631
Media & Entertainment	6.0	1,028,275
Software & Services	5.9	1,009,152
Financial Services	5.9	1,004,390
Household & Personal Products	4.7	811,513
Insurance	4.1	696,893
Pharmaceuticals, Biotechnology & Life Sciences	3.6	621,911
Consumer Discretionary Distribution & Retail	3.6	614,775
Consumer Durables & Apparel	3.1	525,852
Consumer Services	2.8	475,906
Telecommunication Services	2.3	401,189
Commercial & Professional Services	2.0	348,691
Transportation	1.5	262,249
Consumer Staples Distribution & Retail	1.0	177,752
Energy	0.8	140,749
Materials	0.8	139,140
Utilities	0.7	123,263
Automobiles & Components	0.4	61,003
Total Common Stocks	95.0	16,337,900
Other Assets in Excess of Liabilities	5.0	867,648
NET ASSETS	100.0%	$17,205,548

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Total Return Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by security type of the portfolio holdings of the Fund:
	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.1%	$14,255,234
Other Assets in Excess of Liabilities	0.9	134,934
NET ASSETS	100.0%	$14,390,168

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 Plus Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry group of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.2%	$ 801,447
Software & Services	12.3	541,983
Technology Hardware & Equipment	11.6	510,406
Media & Entertainment	11.5	509,147
Consumer Discretionary Distribution & Retail	11.1	491,423
Semiconductors & Semiconductor Equipment	10.7	472,328
Food, Beverage & Tobacco	9.0	396,143
Financial Services	8.6	380,035
Health Care Equipment & Services	5.5	241,392
Pharmaceuticals, Biotechnology & Life Sciences	5.0	222,518
Telecommunication Services	4.9	216,878
Energy	4.7	205,744
Consumer Services	4.5	200,179
Insurance	4.0	175,967
Materials	3.9	172,994
Household & Personal Products	3.5	154,134
Consumer Durables & Apparel	2.6	115,906
Banks	2.2	95,854
Transportation	1.8	80,319
Commercial & Professional Services	1.1	47,985
Consumer Staples Distribution & Retail	0.7	32,037
Utilities	0.6	27,082
Automobiles & Components	0.4	17,105
Equity Real Estate Investment Trusts (REITs)	0.2	9,648
Real Estate Management & Development	0.0	583
Total Long Positions	138.6	6,119,237
	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks :
Banks	(0.0)%	$ (42)
Consumer Durables & Apparel	(0.2)	(8,100)
Real Estate Management & Development	(0.2)	(8,501)
Automobiles & Components	(0.2)	(10,717)
Media & Entertainment	(0.3)	(11,049)
Household & Personal Products	(0.4)	(17,344)
Consumer Discretionary Distribution & Retail	(0.7)	(31,118)
Insurance	(0.7)	(32,445)
Technology Hardware & Equipment	(0.8)	(34,977)
Food, Beverage & Tobacco	(1.0)	(45,347)
Financial Services	(1.3)	(57,223)
Transportation	(1.4)	(59,742)
Consumer Staples Distribution & Retail	(1.4)	(63,125)
Consumer Services	(1.5)	(66,462)
Commercial & Professional Services	(1.6)	(69,505)
Materials	(1.8)	(77,575)
Energy	(1.9)	(84,803)
Capital Goods	(2.2)	(97,728)
Semiconductors & Semiconductor Equipment	(3.0)	(132,769)
Software & Services	(3.1)	(136,871)
Equity Real Estate Investment Trusts (REITs)	(3.3)	(146,135)
Utilities	(4.2)	(184,601)
Health Care Equipment & Services	(4.5)	(196,983)
Pharmaceuticals, Biotechnology & Life Sciences	(4.8)	(213,160)
Total Short Positions	(40.5)	(1,786,322)
Other Assets in Excess of Liabilities	1.9	82,710
NET ASSETS	100.0%	$ 4,415,625

Portfolio holdings are subject to change at any time.
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.9%
Automobiles & Components — 1.4%
American Axle & Manufacturing Holdings, Inc.*	34,413	$ 253,280
Aptiv PLC (Jersey)*	2,938	234,012
BorgWarner, Inc.	36,188	1,257,171
Dorman Products, Inc.*	1,362	131,283
Ford Motor Co.(a)	217,698	2,891,030
Garrett Motion, Inc.*	739	7,346
General Motors Co.(a)	63,272	2,869,385
Gentherm, Inc.*	1,486	85,564
Goodyear Tire & Rubber Co. (The)*	14,017	192,453
LCI Industries	6,122	753,373
Lear Corp.	1,307	189,358
Modine Manufacturing Co.*	402	38,266
Visteon Corp.*	2,375	279,324
		9,181,845
Capital Goods — 11.8%
3M Co.	1,584	168,015
A. O. Smith Corp.	12,657	1,132,295
AAR Corp.*	489	29,276
Acuity Brands, Inc.	1,455	391,002
AECOM	6,126	600,838
American Woodmark Corp.*	4,211	428,090
AMETEK, Inc.	779	142,479
Apogee Enterprises, Inc.	7	414
Applied Industrial Technologies, Inc.	1,559	307,980
Array Technologies, Inc.*	84,611	1,261,550
AZEK Co., Inc. (The)*	42,709	2,144,846
Beacon Roofing Supply, Inc.*	2,932	287,395
Blue Bird Corp.*	4,772	182,958
Boeing Co. (The)*	2,276	439,245
Boise Cascade Co.	758	116,254
Builders FirstSource, Inc.*	6,921	1,443,375
BWX Technologies, Inc.	9,283	952,621
Cadre Holdings, Inc.	1,124	40,689
Carlisle Cos., Inc.	1,555	609,327
Carrier Global Corp.	6,053	351,861
Caterpillar, Inc.(a)	6,118	2,241,819
Chart Industries, Inc.*	1,638	269,811
Comfort Systems USA, Inc.	5,037	1,600,305
Core & Main, Inc., Class A*	7,285	417,066
Crane Co.	10,872	1,469,133
CSW Industrials, Inc.	679	159,293
Cummins, Inc.	4,710	1,387,802
Curtiss-Wright Corp.	1,533	392,356
Deere & Co.	2,253	925,397
DNOW, Inc.*	13,428	204,106
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Donaldson Co., Inc.	8,093	$ 604,385
Dover Corp.	2,892	512,434
Eaton Corp. PLC (Ireland)	5,423	1,695,664
EMCOR Group, Inc.	3,003	1,051,651
Emerson Electric Co.(a)	5,319	603,281
Enerpac Tool Group Corp.	9,477	337,950
EnerSys	7,433	702,121
Enpro, Inc.	1,668	281,508
Esab Corp.	2,318	256,301
Fastenal Co.	3,628	279,864
Flowserve Corp.	12,459	569,127
Fluence Energy, Inc.*	33,778	585,711
Fortune Brands Innovations, Inc.	3,910	331,060
Gates Industrial Corp. PLC (United Kingdom)*	14,296	253,182
Generac Holdings, Inc.*	13,860	1,748,300
General Dynamics Corp.(a)	6,574	1,857,089
General Electric Co.(a)	15,009	2,634,530
Gibraltar Industries, Inc.*	4,055	326,549
Gorman-Rupp Co. (The)	13	514
Griffon Corp.	19,222	1,409,742
Hillman Solutions Corp.*	41,767	444,401
Honeywell International, Inc.(a)	14,919	3,062,125
Howmet Aerospace, Inc.	4,484	306,840
Hubbell, Inc.	1,423	590,616
Huntington Ingalls Industries, Inc.	2,247	654,933
Illinois Tool Works, Inc.	4,915	1,318,842
Ingersoll Rand, Inc.	16,204	1,538,570
ITT, Inc.	1,374	186,905
Kadant, Inc.	697	228,686
Kaman Corp.	472	21,651
Kennametal, Inc.	7,986	199,171
Kratos Defense & Security Solutions, Inc.*	6,498	119,433
L3Harris Technologies, Inc.	1,256	267,654
Leonardo DRS, Inc.*	3,782	83,544
Lincoln Electric Holdings, Inc.	3,948	1,008,477
Lindsay Corp.	3,008	353,921
Lockheed Martin Corp.(a)	8,528	3,879,131
Masco Corp.	20,407	1,609,704
MDU Resources Group, Inc.	47,570	1,198,764
Middleby Corp. (The)*	3,212	516,458
MSC Industrial Direct Co., Inc., Class A	12,497	1,212,709
Mueller Industries, Inc.	5,715	308,210
Nikola Corp.*	11,815	12,288
Otis Worldwide Corp.	8,758	869,407

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
PACCAR, Inc.	4,428	$ 548,585
Parker-Hannifin Corp.(a)	2,389	1,327,782
Powell Industries, Inc.	8,094	1,151,776
Proto Labs, Inc.*	799	28,564
Quanex Building Products Corp.	378	14,527
Quanta Services, Inc.(a)	10,392	2,699,842
Regal Rexnord Corp.	2,270	408,827
Resideo Technologies, Inc.*	11,134	249,624
RTX Corp.	12,401	1,209,470
Snap-on, Inc.	4,447	1,317,290
SPX Technologies, Inc.*	2,854	351,413
Stanley Black & Decker, Inc.	16,832	1,648,358
Stantec, Inc. (Canada)	194	16,110
Sterling Infrastructure, Inc.*	4,539	500,697
Tennant Co.	3,853	468,563
Terex Corp.	9,932	639,621
Textron, Inc.	20,291	1,946,516
Trane Technologies PLC (Ireland)	2,480	744,496
Trex Co., Inc.*	4,762	475,010
Tutor Perini Corp.*	418	6,044
UFP Industries, Inc.	4,594	565,108
United Rentals, Inc.(a)	2,015	1,453,037
Wabash National Corp.	21,965	657,632
Watts Water Technologies, Inc., Class A	2,244	476,962
Woodward, Inc.	4,849	747,328
WW Grainger, Inc.	1,188	1,208,552
Zurn Elkay Water Solutions Corp.	20,487	685,700
		77,678,435
Commercial & Professional Services — 2.5%
ACV Auctions, Inc., Class A*	40,003	750,856
Alight, Inc., Class A*	14,603	143,840
ASGN, Inc.*	3,051	319,623
Automatic Data Processing, Inc.	6,367	1,590,095
Booz Allen Hamilton Holding Corp.	5,803	861,397
Brink's Co. (The)	823	76,029
Broadridge Financial Solutions, Inc.	1,433	293,564
Cimpress PLC (Ireland)*	720	63,727
Cintas Corp.	1,043	716,572
Conduent, Inc.*	771	2,606
Copart, Inc.*	4,671	270,544
CSG Systems International, Inc.	5,195	267,750
Enviri Corp.*	1,915	17,522
Healthcare Services Group, Inc.*	6,668	83,217
Heidrick & Struggles International, Inc.	29	976
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
HireRight Holdings Corp.*	184	$ 2,626
Jacobs Solutions, Inc.	9,608	1,477,038
Leidos Holdings, Inc.	10,033	1,315,226
ManpowerGroup, Inc.	6,027	467,936
Maximus, Inc.	2,802	235,088
MillerKnoll, Inc.	6,001	148,585
MSA Safety, Inc.	1,145	221,661
OPENLANE, Inc.*	8,894	153,866
Parsons Corp.*	8,216	681,517
Republic Services, Inc.	7,372	1,411,296
Robert Half, Inc.	9,709	769,729
Science Applications International Corp.	855	111,483
SS&C Technologies Holdings, Inc.	342	22,015
Steelcase, Inc., Class A	20,433	267,264
Sterling Check Corp.*	669	10,757
TaskUS, Inc., Class A*	728	8,481
TELUS International CDA, Inc. (Canada)*	662	5,601
Tetra Tech, Inc.	5,333	985,058
Veralto Corp.	15,645	1,387,086
Verisk Analytics, Inc.	703	165,718
Waste Connections, Inc. (Canada)	4,171	717,454
Waste Management, Inc.	1,252	266,864
		16,290,667
Consumer Discretionary Distribution & Retail — 5.0%
Abercrombie & Fitch Co., Class A*	7,430	931,202
Amazon.com, Inc.(a)*	51,250	9,244,475
AutoZone, Inc.*	406	1,279,570
Bath & Body Works, Inc.	7,034	351,841
Best Buy Co., Inc.	1,750	143,552
Carvana Co.(a)*	42,093	3,700,396
eBay, Inc.	41,446	2,187,520
Etsy, Inc.*	16,426	1,128,795
Gap, Inc. (The)	63,931	1,761,299
Genuine Parts Co.	2,735	423,734
Hibbett, Inc.	941	72,278
Home Depot, Inc. (The)(a)	10,640	4,081,504
Kohl's Corp.	22,919	668,089
LKQ Corp.	4,198	224,215
Monro, Inc.	9,002	283,923
ODP Corp. (The)*	14,666	778,031
Pool Corp.	1,846	744,861
Ross Stores, Inc.	1,907	279,871
Signet Jewelers Ltd. (Bermuda)	12,434	1,244,270
TJX Cos., Inc. (The)	12,808	1,298,987

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Ulta Beauty, Inc.*	2,251	$ 1,177,003
Urban Outfitters, Inc.*	11,447	497,029
Wayfair, Inc., Class A*	2,116	143,634
Williams-Sonoma, Inc.	685	217,508
Winmark Corp.	670	242,339
		33,105,926
Consumer Durables & Apparel — 2.6%
BRP, Inc., sub-voting shares (Canada)	45	3,019
Carter's, Inc.	6,426	544,154
Columbia Sportswear Co.	5,034	408,660
Cricut, Inc., Class A	422	2,009
Deckers Outdoor Corp.*	1,205	1,134,218
DR Horton, Inc.	53	8,721
Figs, Inc., Class A*	92,819	462,239
Garmin Ltd. (Switzerland)	10,307	1,534,403
G-III Apparel Group Ltd.*	18,210	528,272
Hasbro, Inc.	11,582	654,615
Helen of Troy Ltd. (Bermuda)*	4,738	546,007
La-Z-Boy, Inc.	3,111	117,036
Leggett & Platt, Inc.	11,338	217,123
Lululemon Athletica, Inc.*	47	18,360
Mattel, Inc.*	74,118	1,468,278
Mohawk Industries, Inc.*	6,704	877,487
Newell Brands, Inc.	1,348	10,824
NIKE, Inc., Class B	5,214	490,012
NVR, Inc.*	42	340,198
Polaris, Inc.	2,060	206,247
PulteGroup, Inc.	15,388	1,856,101
PVH Corp.	2,325	326,918
Ralph Lauren Corp.	7,751	1,455,328
Smith & Wesson Brands, Inc.	198	3,437
Sonos, Inc.*	15,322	292,037
Tapestry, Inc.	14,610	693,683
TopBuild Corp.*	1,412	622,311
Vista Outdoor, Inc.*	11,849	388,410
Worthington Enterprises, Inc.	7,543	469,401
YETI Holdings, Inc.*	28,784	1,109,623
		16,789,131
Consumer Services — 3.5%
ADT, Inc.	79,465	534,005
Adtalem Global Education, Inc.*	2,237	114,982
Aramark	51,660	1,679,983
Booking Holdings, Inc.(a)	990	3,591,601
Bright Horizons Family Solutions, Inc.*	2,489	282,153
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Brinker International, Inc.*	19,413	$ 964,438
Caesars Entertainment, Inc.*	23,279	1,018,223
Dine Brands Global, Inc.	3,381	157,149
DoorDash, Inc., Class A*	2,054	282,877
DraftKings, Inc., Class A*	3,874	175,918
European Wax Center, Inc., Class A*	3,042	39,485
Expedia Group, Inc.*	8,048	1,108,612
Frontdoor, Inc.*	27,427	893,572
Grand Canyon Education, Inc.*	1,546	210,581
International Game Technology PLC (United Kingdom)	3,048	68,854
Las Vegas Sands Corp.	14,818	766,091
Marriott International, Inc., Class A	2,034	513,199
McDonald's Corp.	9,593	2,704,746
MGM Resorts International*	10,523	496,791
Royal Caribbean Cruises Ltd. (Liberia)*	15,025	2,088,625
Shake Shack, Inc., Class A*	1,500	156,045
Starbucks Corp.	6,121	559,398
Strategic Education, Inc.	1,052	109,534
Sweetgreen, Inc., Class A*	8,152	205,920
Vail Resorts, Inc.	1,510	336,473
Wyndham Hotels & Resorts, Inc.	7,988	613,079
Wynn Resorts Ltd.	7,575	774,392
Yum! Brands, Inc.	16,370	2,269,701
		22,716,427
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	21,789	467,156
Costco Wholesale Corp.(a)	3,287	2,408,155
Dollar General Corp.	5,074	791,848
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	50,715	—
Grocery Outlet Holding Corp.*	5,884	169,341
Kroger Co. (The)	55,806	3,188,197
Performance Food Group Co.*	729	54,413
Sysco Corp.	9,574	777,217
Target Corp.(a)	27,123	4,806,467
US Foods Holding Corp.*	7,537	406,772
Walgreens Boots Alliance, Inc.	16,852	365,520
Walmart, Inc.(a)	33,466	2,013,649
Weis Markets, Inc.	634	40,830
		15,489,565
Energy — 5.8%
Antero Midstream Corp.	62,608	880,268
APA Corp.	5,669	194,900
Archrock, Inc.	25,842	508,312

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Baker Hughes Co.	54,739	$ 1,833,757
Berry Corp.	5,647	45,458
Borr Drilling Ltd. (Bermuda)	17,649	120,896
California Resources Corp.	17,146	944,745
Canadian Natural Resources Ltd. (Canada)	26,074	1,989,968
Cheniere Energy, Inc.	5,043	813,335
Chesapeake Energy Corp.	6,585	584,946
ConocoPhillips	4,748	604,325
CONSOL Energy, Inc.	8,982	752,332
Coterra Energy, Inc.	25,874	721,367
Delek US Holdings, Inc.	7,790	239,465
Devon Energy Corp.	45,941	2,305,319
DHT Holdings, Inc. (Marshall Islands)	45,246	520,329
Diamondback Energy, Inc.	5,117	1,014,036
Dorian LPG Ltd. (Marshall Islands)	35,785	1,376,291
Enbridge, Inc. (Canada)	12,502	452,322
Enerplus Corp. (Canada)	17,476	343,578
EOG Resources, Inc.	3,186	407,298
Equitrans Midstream Corp.	22,310	278,652
Exxon Mobil Corp.(a)	31,744	3,689,923
Gulfport Energy Corp.*	2,321	371,639
Halliburton Co.	11,145	439,336
Helix Energy Solutions Group, Inc.*	30,888	334,826
Helmerich & Payne, Inc.	32,466	1,365,520
Kinder Morgan, Inc.	44,649	818,863
Liberty Energy, Inc.	7,585	157,161
Marathon Oil Corp.	84,243	2,387,447
Marathon Petroleum Corp.	8,536	1,720,004
Murphy Oil Corp.	9,860	450,602
Nabors Industries Ltd. (Bermuda)*	3,133	269,845
Nordic American Tankers Ltd. (Bermuda)	88,859	348,327
Occidental Petroleum Corp.(a)	40,757	2,648,797
Pembina Pipeline Corp. (Canada)	4,068	143,763
Phillips 66	7,364	1,202,836
Pioneer Natural Resources Co.	8,587	2,254,088
REX American Resources Corp.*	41	2,407
Schlumberger NV (Curacao)	6,973	382,190
Select Water Solutions, Inc.	1,489	13,743
Targa Resources Corp.	612	68,538
TC Energy Corp. (Canada)	189	7,598
TechnipFMC PLC (United Kingdom)	46,795	1,175,022
Transocean Ltd. (Switzerland)*	31,007	194,724
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
US Silica Holdings, Inc.*	29,105	$ 361,193
Valero Energy Corp.	1,248	213,021
		37,953,312
Financial Services — 3.9%
AvidXchange Holdings, Inc.*	40,821	536,796
Berkshire Hathaway, Inc., Class B*	4,956	2,084,097
BlackRock, Inc.	987	822,862
Cboe Global Markets, Inc.	7,046	1,294,562
CME Group, Inc.	6,980	1,502,724
Coinbase Global, Inc., Class A(a)*	1,170	310,190
Corpay, Inc.*	3,693	1,139,438
Donnelley Financial Solutions, Inc.*	910	56,429
Fiserv, Inc.(a)*	29,168	4,661,630
Franklin Resources, Inc.	42,379	1,191,274
Intercontinental Exchange, Inc.	12,429	1,708,117
Mastercard, Inc., Class A	1,555	748,841
Morningstar, Inc.	2,037	628,150
NCR Atleos Corp.*	13,742	271,405
Open Lending Corp.*	280	1,753
Payoneer Global, Inc.*	81,961	398,330
PayPal Holdings, Inc.(a)*	49,036	3,284,922
S&P Global, Inc.	1,365	580,739
Shift4 Payments, Inc., Class A*	6,281	414,986
T Rowe Price Group, Inc.(a)	13,824	1,685,422
Visa, Inc., Class A	7,282	2,032,261
		25,354,928
Food, Beverage & Tobacco — 3.6%
Altria Group, Inc.	46,645	2,034,655
Archer-Daniels-Midland Co.	19,244	1,208,716
B&G Foods, Inc.	48,342	553,032
Bunge Global SA (Switzerland)	6,109	626,295
Campbell Soup Co.	5,966	265,189
Celsius Holdings, Inc.*	5,030	417,088
Coca-Cola Co. (The)(a)	52,793	3,229,876
Conagra Brands, Inc.	27,248	807,631
Constellation Brands, Inc., Class A	4,584	1,245,748
Dole PLC (Ireland)	3,033	36,184
General Mills, Inc.	12,179	852,165
Hormel Foods Corp.	24,005	837,534
Ingredion, Inc.	5,184	605,750
J & J Snack Foods Corp.	1,263	182,579
Kellanova	36,439	2,087,590
Keurig Dr Pepper, Inc.(a)	69,042	2,117,518
Kraft Heinz Co. (The)	42,114	1,554,007
Lancaster Colony Corp.	695	144,303

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	11,029	$ 847,138
Molson Coors Beverage Co., Class B	7,973	536,184
Mondelez International, Inc., Class A	15,041	1,052,870
Philip Morris International, Inc.	9,504	870,756
Primo Water Corp. (Canada)	18,669	339,962
Simply Good Foods Co. (The)*	21,106	718,237
SunOpta, Inc. (Canada)*	5,344	36,713
Tootsie Roll Industries, Inc.	21	673
Vector Group Ltd.	3,144	34,458
Vita Coco Co., Inc. (The)*	22,579	551,605
Vital Farms, Inc.*	1,200	27,900
		23,822,356
Health Care Equipment & Services — 6.1%
Align Technology, Inc.*	2,096	687,320
Astrana Health, Inc.*	1,624	68,192
Avanos Medical, Inc.*	8,952	178,234
Baxter International, Inc.	42,076	1,798,328
Becton Dickinson & Co.(a)	7,333	1,814,551
Cardinal Health, Inc.	13,346	1,493,417
Cencora, Inc.	2,224	540,410
Centene Corp.(a)*	20,921	1,641,880
Cigna Group (The)	4,289	1,557,722
CONMED Corp.	15,573	1,247,086
Cross Country Healthcare, Inc.*	11,901	222,787
CVS Health Corp.	16,346	1,303,757
DaVita, Inc.*	18,771	2,591,337
Definitive Healthcare Corp.*	17,380	140,257
Evolent Health, Inc., Class A*	21,096	691,738
GE HealthCare Technologies, Inc.(a)	26,508	2,409,842
Haemonetics Corp.*	1,590	135,707
HCA Healthcare, Inc.	4,651	1,551,248
HealthEquity, Inc.*	1	82
HealthStream, Inc.	85	2,266
Hologic, Inc.(a)*	8,616	671,703
Humana, Inc.	6,142	2,129,554
IDEXX Laboratories, Inc.*	4,096	2,211,553
Lantheus Holdings, Inc.*	11,667	726,154
LeMaitre Vascular, Inc.	730	48,443
McKesson Corp.	893	479,407
Medtronic PLC (Ireland)	39,245	3,420,202
Molina Healthcare, Inc.*	3,674	1,509,389
National HealthCare Corp.	396	37,426
Omnicell, Inc.*	5,433	158,807
Owens & Minor, Inc.*	27,152	752,382
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Penumbra, Inc.*	1,066	$ 237,910
Phreesia, Inc.*	17,451	417,602
Privia Health Group, Inc.*	27,561	539,920
Quest Diagnostics, Inc.	5,352	712,405
ResMed, Inc.	10,415	2,062,483
Teleflex, Inc.	1,120	253,310
Tenet Healthcare Corp.*	5,520	580,207
UFP Technologies, Inc.*	847	213,613
UnitedHealth Group, Inc.	2,983	1,475,690
Zimmer Biomet Holdings, Inc.	10,190	1,344,876
		40,059,197
Household & Personal Products — 1.6%
BellRing Brands, Inc.*	21,104	1,245,769
Clorox Co. (The)	4,688	717,780
Colgate-Palmolive Co.	19,631	1,767,771
Coty, Inc., Class A*	15,007	179,484
Estee Lauder Cos., Inc. (The), Class A	794	122,395
Kenvue, Inc.	79,210	1,699,847
Kimberly-Clark Corp.(a)	17,750	2,295,962
Procter & Gamble Co. (The)(a)	10,781	1,749,217
Reynolds Consumer Products, Inc.	4,819	137,631
WD-40 Co.	2,201	557,535
		10,473,391
Materials — 4.5%
Alamos Gold, Inc., Class A (Canada)	44,026	649,384
Alpha Metallurgical Resources, Inc.	1,377	456,021
Amcor PLC (Jersey)	43,962	418,079
AptarGroup, Inc.	1,875	269,794
Arch Resources, Inc.	300	48,237
Avient Corp.	2,933	127,292
Axalta Coating Systems Ltd. (Bermuda)*	5,496	189,007
Balchem Corp.	248	38,428
Ball Corp.	11,926	803,335
Berry Global Group, Inc.	6,603	399,349
Cabot Corp.	2,933	270,423
Carpenter Technology Corp.	10,564	754,481
Celanese Corp.	6,218	1,068,625
CF Industries Holdings, Inc.	12,171	1,012,749
Cleveland-Cliffs, Inc.(a)*	109,342	2,486,437
Crown Holdings, Inc.	2,416	191,492
Eastman Chemical Co.	7,110	712,564
Fortuna Silver Mines, Inc. (Canada)*	126,491	471,811
Freeport-McMoRan, Inc.	14,767	694,344
HB Fuller Co.	5,341	425,891

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Innospec, Inc.	1,930	$ 248,854
International Flavors & Fragrances, Inc.	9,214	792,312
International Paper Co.	6,540	255,191
Knife River Corp.*	4,384	355,455
Koppers Holdings, Inc.	1,106	61,018
Linde PLC (Ireland)	5,655	2,625,730
LyondellBasell Industries NV, Class A (Netherlands)	14,073	1,439,386
Martin Marietta Materials, Inc.	1,104	677,790
Metallus, Inc.*	126	2,804
Minerals Technologies, Inc.	5,126	385,885
NewMarket Corp.	1,784	1,132,162
Nucor Corp.	5,398	1,068,264
Packaging Corp. of America	3,798	720,784
PPG Industries, Inc.	8,030	1,163,547
Quaker Chemical Corp.	5,178	1,062,784
Royal Gold, Inc.	7,867	958,279
RPM International, Inc.	4,325	514,459
Scotts Miracle-Gro Co. (The)	21,261	1,585,858
Sealed Air Corp.	3,818	142,030
Sherwin-Williams Co. (The)	4,003	1,390,362
SilverCrest Metals, Inc. (Canada)*	309	2,058
Sonoco Products Co.	301	17,410
Vulcan Materials Co.	2,855	779,187
Warrior Met Coal, Inc.	2,571	156,060
Westrock Co.	9,708	480,061
Worthington Steel, Inc.	98	3,513
		29,508,986
Media & Entertainment — 5.6%
Alphabet, Inc., Class A(a)*	58,463	8,823,821
Cargurus, Inc.*	6,243	144,088
Cinemark Holdings, Inc.*	42,565	764,893
Clear Channel Outdoor Holdings, Inc.*	10,510	17,341
Comcast Corp., Class A(a)	56,408	2,445,287
Electronic Arts, Inc.	13,595	1,803,649
Getty Images Holdings, Inc.*	126	523
Grindr, Inc.*	166	1,681
Interpublic Group of Cos., Inc. (The)	33,237	1,084,523
Match Group, Inc.*	21,242	770,660
Meta Platforms, Inc., Class A(a)	17,857	8,671,002
Netflix, Inc.(a)*	5,205	3,161,153
News Corp., Class A	16,716	437,625
Omnicom Group, Inc.	3,445	333,338
Sirius XM Holdings, Inc.	130,795	507,485
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Spotify Technology SA (Luxembourg)*	5,685	$ 1,500,271
TripAdvisor, Inc.*	41,931	1,165,262
Vimeo, Inc.*	71,596	292,828
Walt Disney Co. (The)(a)	22,738	2,782,222
Warner Music Group Corp., Class A	8,237	271,986
Yelp, Inc.*	18,862	743,163
ZipRecruiter, Inc., Class A*	14,608	167,846
ZoomInfo Technologies, Inc.*	36,698	588,269
		36,478,916
Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
AbbVie, Inc.	12,684	2,309,756
ADMA Biologics, Inc.*	16,253	107,270
Agilent Technologies, Inc.	10,231	1,488,713
Alkermes PLC (Ireland)*	36,491	987,811
Alpine Immune Sciences, Inc.*	3,592	142,387
Amgen, Inc.	369	104,914
Amneal Pharmaceuticals, Inc.*	12,640	76,598
Amphastar Pharmaceuticals, Inc.*	9,185	403,313
ANI Pharmaceuticals, Inc.*	3,545	245,066
Ardelyx, Inc.*	39,907	291,321
Azenta, Inc.*	5,412	326,235
Beam Therapeutics, Inc.*	5,217	172,370
Bio-Rad Laboratories, Inc., Class A*	1,501	519,151
Bristol-Myers Squibb Co.(a)	86,372	4,683,954
Collegium Pharmaceutical, Inc.*	21,729	843,520
Corcept Therapeutics, Inc.*	4,501	113,380
EyePoint Pharmaceuticals, Inc.*	15,191	313,998
Gilead Sciences, Inc.	34,060	2,494,895
Halozyme Therapeutics, Inc.*	7,040	286,387
Harmony Biosciences Holdings, Inc.*	38,779	1,302,199
ImmunityBio, Inc.*	12,913	69,343
Incyte Corp.*	35,507	2,022,834
IQVIA Holdings, Inc.*	6,488	1,640,750
Ironwood Pharmaceuticals, Inc.*	2,797	24,362
Johnson & Johnson(a)	30,400	4,808,976
Merck & Co., Inc.(a)	30,954	4,084,380
Mettler-Toledo International, Inc.*	1,270	1,690,738
Natera, Inc.*	793	72,528
Nurix Therapeutics, Inc.*	390	5,733
Nuvation Bio, Inc.*	63	229
QIAGEN NV (Netherlands)	1,075	46,214
Rhythm Pharmaceuticals, Inc.*	4,985	216,000
Scholar Rock Holding Corp.*	162	2,877
Spyre Therapeutics, Inc.*	48	1,821
Taysha Gene Therapies, Inc.*	200	574

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Thermo Fisher Scientific, Inc.	2,449	$ 1,423,383
Twist Bioscience Corp.*	26,322	903,108
United Therapeutics Corp.*	683	156,899
Vera Therapeutics, Inc.*	55	2,372
Viatris, Inc.	64,374	768,626
Waters Corp.*	665	228,913
WaVe Life Sciences Ltd. (Singapore)*	774	4,776
		35,388,674
Semiconductors & Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(a)*	21,173	3,821,515
Amkor Technology, Inc.	9,153	295,093
Applied Materials, Inc.(a)	15,232	3,141,295
Broadcom, Inc.(a)	2,042	2,706,487
Entegris, Inc.	5,722	804,170
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	15,097	786,705
KLA Corp.	2,421	1,691,238
Lam Research Corp.	1,679	1,631,266
Microchip Technology, Inc.(a)	27,830	2,496,629
Micron Technology, Inc.	17,266	2,035,489
Monolithic Power Systems, Inc.(a)	5,693	3,856,552
NVIDIA Corp.(a)	5,822	5,260,526
NXP Semiconductors NV (Netherlands)	12,863	3,187,066
ON Semiconductor Corp.*	21,620	1,590,151
Onto Innovation, Inc.*	51	9,235
Photronics, Inc.*	27,554	780,329
Qorvo, Inc.(a)*	26,418	3,033,579
QUALCOMM, Inc.(a)	50,574	8,562,178
Skyworks Solutions, Inc.(a)	27,781	3,009,238
SMART Global Holdings, Inc. (Cayman Islands)*	30,471	801,997
		49,500,738
Software & Services — 10.4%
Accenture PLC, Class A (Ireland)	7,786	2,698,705
Adobe, Inc.(a)*	6,994	3,529,172
Amdocs Ltd. (Guernsey)	2,167	195,832
Appfolio, Inc., Class A*	1,835	452,768
Bitfarms Ltd. (Canada)*	388,516	866,391
Blackbaud, Inc.*	3,063	227,091
Box, Inc., Class A*	8,563	242,504
Cadence Design Systems, Inc.*	2,396	745,827
CGI, Inc. (Canada)*	313	34,583
Docebo, Inc. (Canada)*	502	24,588
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
DXC Technology Co.*	19,230	$ 407,868
Enfusion, Inc., Class A*	962	8,898
EverCommerce, Inc.*	80	754
Fortinet, Inc.*	36,471	2,491,334
Gen Digital, Inc.	65,272	1,462,093
Globant SA (Luxembourg)*	1,702	343,634
GoDaddy, Inc., Class A*	919	109,067
Guidewire Software, Inc.*	3,666	427,859
Hackett Group, Inc. (The)	18	437
Informatica, Inc., Class A*	15,362	537,670
InterDigital, Inc.	11,938	1,270,919
International Business Machines Corp.	11,294	2,156,702
JFrog Ltd. (Israel)*	21,713	960,149
Kyndryl Holdings, Inc.*	9,126	198,582
LiveRamp Holdings, Inc.*	19,646	677,787
Manhattan Associates, Inc.*	472	118,109
MeridianLink, Inc.*	683	12,772
Microsoft Corp.(a)	17,948	7,551,083
N-able, Inc.*	309	4,039
NCR Voyix Corp.*	63,717	804,746
NextNav, Inc.*	755	4,968
Nutanix, Inc., Class A*	25,079	1,547,876
Okta, Inc.*	19,582	2,048,669
Oracle Corp.(a)	54,921	6,898,627
Palantir Technologies, Inc., Class A(a)*	105,142	2,419,317
Palo Alto Networks, Inc.(a)*	16,782	4,768,270
Pegasystems, Inc.	9,662	624,552
Q2 Holdings, Inc.*	12,802	672,873
Qualys, Inc.*	4,919	820,834
Roper Technologies, Inc.	1,716	962,401
Salesforce, Inc.(a)	14,278	4,300,248
Samsara, Inc., Class A*	34,599	1,307,496
ServiceNow, Inc.(a)*	9,675	7,376,220
SolarWinds Corp.*	216	2,726
SPS Commerce, Inc.*	6	1,109
Squarespace, Inc., Class A*	979	35,675
Synopsys, Inc.*	786	449,199
UiPath, Inc., Class A*	32,021	725,916
Verint Systems, Inc.*	402	13,326
VeriSign, Inc.*	6,967	1,320,316
Workday, Inc., Class A*	2,207	601,959

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Yext, Inc.*	45,061	$ 271,718
Zoom Video Communications, Inc., Class A*	36,800	2,405,616
		68,141,874
Technology Hardware & Equipment — 6.0%
Amphenol Corp., Class A	9,219	1,063,412
Apple, Inc.(a)	56,112	9,622,086
Arlo Technologies, Inc.*	11,184	141,478
Arrow Electronics, Inc.*	2,896	374,916
Bel Fuse, Inc., Class B	4,325	260,841
CDW Corp.	3,117	797,266
Ciena Corp.*	26,463	1,308,595
Cisco Systems, Inc.(a)	61,394	3,064,175
Crane NXT Co.	496	30,702
Extreme Networks, Inc.*	57,434	662,788
F5, Inc.*	8,394	1,591,419
Fabrinet (Cayman Islands)*	923	174,465
Hewlett Packard Enterprise Co.(a)	107,814	1,911,542
HP, Inc.	73,231	2,213,041
Insight Enterprises, Inc.*	3,849	714,067
IonQ, Inc.*	4,820	48,152
Itron, Inc.*	9,937	919,371
Jabil, Inc.	11,822	1,583,557
Keysight Technologies, Inc.*	7,060	1,104,043
Littelfuse, Inc.	2,329	564,433
Motorola Solutions, Inc.	2,044	725,579
Napco Security Technologies, Inc.	10,808	434,049
NetApp, Inc.	17,410	1,827,528
NetScout Systems, Inc.*	10,738	234,518
PC Connection, Inc.	428	28,218
Seagate Technology Holdings PLC (Ireland)	21,721	2,021,139
Super Micro Computer, Inc.(a)*	3,407	3,441,172
TD SYNNEX Corp.	804	90,932
TE Connectivity Ltd. (Switzerland)	4,581	665,344
Vontier Corp.	9,597	435,320
Western Digital Corp.*	23,151	1,579,824
Xerox Holdings Corp.	163	2,918
		39,636,890
Telecommunication Services — 1.0%
Anterix, Inc.*	701	23,561
AT&T, Inc.(a)	76,889	1,353,246
Iridium Communications, Inc.	14,991	392,165
Lumen Technologies, Inc.*	1,317	2,054
TELUS Corp. (Canada)	18,206	291,478
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
T-Mobile US, Inc.	16,072	$ 2,623,272
Verizon Communications, Inc.	49,417	2,073,537
		6,759,313
Transportation — 1.8%
ArcBest Corp.	2	285
CH Robinson Worldwide, Inc.	2,865	218,141
CSX Corp.	58,173	2,156,473
Delta Air Lines, Inc.(a)	38,190	1,828,155
FedEx Corp.(a)	7,391	2,141,468
Forward Air Corp.	17,905	557,025
FTAI Infrastructure, Inc.	173	1,086
GXO Logistics, Inc.*	7,145	384,115
Old Dominion Freight Line, Inc.	4,874	1,068,917
Ryder System, Inc.	164	19,711
Saia, Inc.*	296	173,160
SkyWest, Inc.*	16,908	1,168,005
Uber Technologies, Inc.*	22,635	1,742,669
Union Pacific Corp.	2,687	660,814
XPO, Inc.*	1	122
		12,120,146
Utilities — 2.5%
ALLETE, Inc.	16,931	1,009,765
American Water Works Co., Inc.	2,841	347,199
Atmos Energy Corp.	751	89,271
Black Hills Corp.	17,400	950,040
Consolidated Edison, Inc.	6,804	617,871
Constellation Energy Corp.	9,494	1,754,966
Duke Energy Corp.(a)	42,221	4,083,193
Fortis, Inc. (Canada)	6,686	264,164
New Jersey Resources Corp.	4,547	195,112
NRG Energy, Inc.(a)	44,171	2,989,935
ONE Gas, Inc.	3,273	211,207
Public Service Enterprise Group, Inc.	21,856	1,459,544
Southwest Gas Holdings, Inc.	8,032	611,476
Spire, Inc.	1,752	107,520
TransAlta Corp. (Canada)	8,526	54,822
Vistra Corp.	20,357	1,417,865
		16,163,950
TOTAL COMMON STOCKS (Cost $513,520,322)		622,614,667
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		33,383,782
NET ASSETS - 100.0%		$ 655,998,449

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
The portfolio matures between July 23, 2025 and January 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (34.9)% of net assets as of March 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,713	$ 67,194	$ 64,128	$ 1,227
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/12/29	775	60,408	61,729	5,179
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,378	306,815	325,792	40,857
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	358	33,033	34,508	3,579
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/23/25	56,245	652,623	746,934	231,341
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/12/29	192	1,913	1,908	107
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	18,552	625,645	841,333	261,677
Gentherm, Inc.	USFF +0.250%	Weekly	MS	01/12/29	388	21,344	22,341	2,354
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,679	50,272	50,513	3,398
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	1,612	191,201	198,373	20,216
Lear Corp.	USFF +0.250%	Weekly	MS	01/12/29	316	41,503	45,782	7,273
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	01/10/28	106	2,209	10,090	8,011
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	626	72,274	73,624	5,945
					100,940	2,126,434	2,477,055	591,164
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	310	29,444	32,882	614
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,178	209,469	284,304	93,145
AAR Corp.	USFF +0.250%	Weekly	MS	01/12/29	130	7,805	7,783	467
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	369	60,026	99,161	43,061
AECOM	USFF +0.250%	Weekly	MS	01/12/29	1,547	136,542	151,730	25,559
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,089	82,244	110,708	33,879
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	204	27,746	37,312	11,888
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1	59	59	32
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	372	55,540	73,489	21,778
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	21,045	264,643	313,781	68,036
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	11,037	359,181	554,278	218,093
Beacon Roofing Supply, Inc.	USFF +0.250%	Weekly	MS	01/12/29	671	57,151	65,771	14,012
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,451	29,207	55,631	28,284
Boeing Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	471	84,741	90,898	13,872
Boise Cascade Co.	USFF +0.250%	Weekly	MS	07/23/25	186	15,458	28,527	18,257
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,663	277,529	346,819	87,055
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,437	$247,880	$250,085	$ 18,276
Cadre Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	295	10,702	10,679	651
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	398	139,403	155,956	25,472
Carrier Global Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,172	54,862	68,128	18,078
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,154	273,256	422,860	172,625
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	399	59,592	65,723	10,401
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,244	178,016	395,231	240,709
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,875	55,257	107,344	55,615
Crane Co.	USFF +0.250%	Weekly	MS	01/10/28	2,729	229,213	368,770	155,810
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	181	31,862	42,463	12,698
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,220	301,672	359,473	79,087
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	322	54,541	82,413	34,038
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	589	223,216	241,926	33,838
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,049	124,923	153,019	37,541
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	741	117,921	131,298	21,297
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,401	385,423	438,065	80,167
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	776	158,960	271,755	124,967
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	1,251	100,231	141,888	50,052
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,426	62,681	86,511	27,930
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	1,922	179,509	181,552	14,333
Enpro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	429	41,557	72,402	34,982
Esab Corp.	USFF +0.250%	Weekly	MS	01/12/29	600	59,974	66,342	10,298
Fastenal Co.	USFF +0.250%	Weekly	MS	07/11/28	718	45,938	55,387	13,319
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,200	131,280	146,176	24,160
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,718	181,974	151,170	(19,159)
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	978	55,697	82,807	34,494
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/10/28	3,739	44,231	66,218	24,809
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,586	409,531	452,338	69,605
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,565	349,671	442,097	122,358
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	2,879	304,776	505,351	220,903
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,087	72,637	87,536	19,927
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	4	155	158	4
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,001	183,334	366,773	202,696
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	11,028	91,393	117,338	31,806
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,933	775,756	807,248	85,286
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,127	$ 71,733	$ 77,121	$ 10,112
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	373	147,858	154,814	16,481
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	585	135,959	170,510	44,729
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,267	306,955	339,974	60,067
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,262	382,664	404,677	46,587
ITT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	351	33,602	47,747	16,560
Kadant, Inc.	USFF +0.250%	Weekly	MS	01/12/29	183	58,951	60,042	4,857
Kaman Corp.	USFF +0.250%	Weekly	MS	07/11/28	124	2,560	5,688	3,328
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,992	49,573	49,680	4,040
Kratos Defense & Security Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,709	29,834	31,411	3,477
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	317	65,335	67,553	6,866
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/12/29	997	21,857	22,024	1,556
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,035	260,488	264,380	21,252
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/11/28	788	98,221	92,716	974
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,989	854,746	904,736	127,541
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,362	296,231	422,955	154,904
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,269	234,110	309,179	95,101
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	784	119,409	126,059	14,528
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,270	306,579	317,321	35,137
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,510	48,026	81,434	40,706
Nikola Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,103	3,181	3,227	239
NOW, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,516	51,752	53,443	4,995
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,490	214,356	247,182	48,510
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,147	76,858	142,102	74,173
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	661	268,041	367,377	118,801
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	2	111	171	56
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,139	217,708	304,380	101,329
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	01/12/29	206	7,146	7,365	666
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	01/12/29	100	3,715	3,843	355
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2,770	635,147	719,646	129,037
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	580	89,654	104,458	20,739
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,922	64,459	65,511	5,170
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,427	301,409	334,235	56,037
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,161	290,555	343,911	80,086
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	753	57,088	92,717	39,274
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,484	$ 387,237	$ 439,118	$ 81,758
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	50	4,214	4,152	200
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,243	49,537	137,115	91,768
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	1,014	90,063	123,313	39,454
Terex Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,640	121,733	170,016	59,553
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,366	399,680	514,760	146,889
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	695	188,848	208,639	32,460
Trex Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,262	119,349	125,885	14,185
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	120	1,643	1,735	186
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,211	103,144	148,965	54,203
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	562	357,953	405,264	71,248
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,856	128,891	175,329	56,345
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	604	98,132	128,380	38,758
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,306	169,633	201,281	44,333
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	338	182,906	343,847	177,110
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,462	157,063	182,813	36,688
					213,254	15,799,706	19,697,814	5,100,513
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	9,864	151,410	185,147	43,425
Alight, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,807	33,752	37,499	6,695
ASGN, Inc.	USFF +0.250%	Weekly	MS	01/12/29	773	74,611	80,979	11,137
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,268	275,750	316,670	70,226
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,507	215,113	223,699	22,668
Brink's Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	214	18,216	19,769	2,741
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	367	72,107	75,184	8,052
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	188	16,824	16,640	883
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	273	174,078	187,559	24,735
Conduent, Inc.	USFF +0.250%	Weekly	MS	01/12/29	187	613	632	47
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,198	46,293	69,388	26,029
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,363	70,543	70,249	4,493
Enviri Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,129	9,281	10,330	1,632
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,776	22,012	22,164	1,552
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Heidrick & Struggles International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8	$ 268	$ 269	$ 10
HireRight Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	65	928	928	48
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,506	333,842	385,247	73,494
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,631	276,258	344,898	88,132
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,507	110,217	117,003	14,297
Maximus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	737	61,216	61,834	4,785
MillerKnoll, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,603	38,759	39,690	3,968
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	308	51,881	59,626	11,289
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,314	33,066	40,032	9,479
Parsons Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,162	155,254	179,338	34,018
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,970	270,644	377,137	131,599
Robert Half, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,557	196,865	202,719	20,631
Science Applications International Corp.	USFF +0.250%	Weekly	MS	07/11/28	235	24,707	30,642	10,098
SS&C Technologies Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	91	5,894	5,858	466
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,385	65,659	70,436	9,280
Sterling Check Corp.	USFF +0.250%	Weekly	MS	01/12/29	187	2,995	3,007	193
TaskUS, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	194	2,343	2,260	56
TELUS International CDA, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	178	1,547	1,506	47
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,400	228,389	258,594	46,384
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,314	314,118	382,479	88,859
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	186	37,293	43,846	9,381
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,100	184,279	189,211	16,639
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/12/29	352	69,665	75,029	10,237
					55,904	3,646,690	4,187,498	807,705
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,853	63,475	232,236	172,815
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,065	1,546,550	2,176,285	805,194
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	89	263,312	280,497	34,040
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,551	69,799	77,581	12,357
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	101	6,910	8,285	2,115
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	10,917	361,358	959,713	621,491
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,731	444,337	566,382	159,161
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,176	300,155	286,975	5,411
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	16,403	143,808	451,903	321,609
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/11/28	692	96,735	107,212	17,947
Hibbett, Inc.	USFF +0.250%	Weekly	MS	01/12/29	248	18,003	19,049	2,249
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	2,612	$ 891,621	$1,001,963	$ 175,549
Kohl's Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,014	157,361	175,308	29,383
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,056	54,869	56,401	5,281
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,370	67,999	74,750	11,640
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	3,726	154,593	197,664	52,962
Pool Corp.	USFF +0.250%	Weekly	MS	01/10/28	493	158,068	198,926	52,469
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	501	72,879	73,527	5,305
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	3,297	318,085	329,931	32,143
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,499	314,561	354,869	62,512
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/12/29	591	308,788	309,022	20,003
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,991	125,687	129,869	12,222
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	556	38,123	37,741	2,049
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	190	37,149	60,331	31,479
Winmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	174	67,609	62,936	(565)
					86,896	6,081,834	8,229,356	2,646,821
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	12	806	805	67
Carter's, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,592	105,212	134,811	40,606
Columbia Sportswear Co.	USFF +0.250%	Weekly	MS	07/11/28	1,252	94,446	101,637	13,707
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	108	506	514	30
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	303	272,045	285,202	30,572
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14	1,344	2,304	1,532
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	24,084	152,275	119,938	(22,593)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	2,597	270,572	386,615	139,781
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/11/28	4,730	126,798	137,217	18,530
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,048	151,091	172,273	31,759
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	1,226	143,746	141,284	6,735
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	848	23,147	31,902	10,819
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,970	66,840	56,876	(4,463)
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12	4,694	4,688	283
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	19,600	375,206	388,276	37,093
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,767	151,604	231,283	89,379
Newell Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	353	2,720	2,835	278
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/08/27	1,274	118,639	119,731	11,197
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9	44,285	72,900	31,440
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/12/29	525	47,250	52,563	8,950
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,995	253,661	481,877	248,121
PVH Corp.	USFF +0.250%	Weekly	MS	07/11/28	654	47,700	91,959	47,353
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,051	$ 237,399	$ 385,096	$ 167,837
Smith & Wesson Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	48	845	833	31
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,035	76,017	76,907	5,749
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,872	135,332	183,843	59,309
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	354	129,947	156,018	35,601
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,110	86,618	101,946	20,865
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,999	95,149	124,398	36,250
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,578	315,207	292,132	(3,679)
					94,020	3,531,101	4,338,663	1,063,139
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	21,093	136,705	141,745	15,021
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/08/27	552	21,383	28,373	9,172
Aramark	USFF +0.250%	Weekly	MS	07/11/28	12,633	357,464	410,825	77,646
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	212	664,142	769,111	149,357
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	607	66,927	68,810	6,159
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,586	186,922	227,832	53,580
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,937	236,306	259,684	38,503
Dine Brands Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	883	42,118	41,042	1,895
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	344	30,320	47,376	21,487
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	623	18,143	28,290	11,258
European Wax Center, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	794	10,315	10,306	641
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,064	289,730	284,316	13,133
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,181	231,832	233,957	16,721
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	397	49,493	54,075	7,881
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	776	16,789	17,530	1,920
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,101	196,976	212,022	27,928
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	536	90,761	135,238	51,280
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/05/26	2,458	656,761	693,033	88,101
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	2,759	105,522	130,252	31,494
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	3,944	$ 305,147	$ 548,255	$ 262,643
Shake Shack, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	396	38,739	41,196	4,962
Starbucks Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,810	168,408	165,416	8,890
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	279	28,987	29,049	1,950
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,140	50,122	54,056	7,134
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	394	88,176	87,795	6,124
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,102	162,241	161,329	10,057
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	1,989	205,654	203,335	11,049
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,224	536,853	585,658	91,944
					85,814	4,992,936	5,669,906	1,027,930
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,446	116,739	116,762	7,277
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	783	443,636	573,649	172,873
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,334	205,014	208,184	16,291
Grocery Outlet Holding Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,463	38,832	42,105	6,493
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	14,407	757,422	823,072	116,793
Performance Food Group Co.	USFF +0.250%	Weekly	MS	01/12/29	186	14,057	13,883	715
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,538	175,718	206,035	43,136
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,221	1,064,379	1,279,633	292,308
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,123	75,283	114,578	45,032
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,383	144,068	95,067	(22,095)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,017	475,795	542,553	108,067
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	01/12/29	170	10,922	10,948	714
					49,071	3,521,865	4,026,469	787,604
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/11/28	15,845	201,629	222,781	35,689
APA Corp.	USFF +0.250%	Weekly	MS	01/12/29	566	17,769	19,459	4,547
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,780	125,759	133,363	16,192
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	13,290	358,667	445,215	121,852
Berry Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,481	11,617	11,922	1,038
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	4,567	28,801	31,284	4,411
California Resources Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,415	205,906	243,267	53,449
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	6,456	$407,419	$ 492,722	$118,531
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,327	210,143	214,019	17,424
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,569	117,198	139,374	31,017
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	1,243	127,690	158,209	43,523
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,278	150,341	190,805	49,211
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,831	181,838	190,448	21,028
Delek US Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,000	54,201	61,480	10,830
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	11,946	528,505	599,450	116,920
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	11,846	104,258	136,229	51,413
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	932	164,710	184,694	35,867
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	9,321	296,281	358,486	97,469
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	3,088	104,601	111,724	13,534
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	4,513	63,615	88,726	29,812
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	730	80,197	93,323	25,293
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,853	28,252	73,104	48,406
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	8,909	913,553	1,035,582	219,758
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	591	58,703	94,631	41,040
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	2,916	105,630	114,949	16,664
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,084	80,561	87,631	12,218
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,397	298,008	353,178	78,100
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,702	206,554	214,615	21,280
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,016	24,514	41,772	19,300
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	21,857	550,497	619,427	104,181
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	2,060	297,358	415,090	155,907
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,430	87,704	111,051	31,874
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	824	65,574	70,971	9,587
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	23,238	83,453	91,093	23,503
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	14,087	575,634	915,514	392,745
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	965	30,657	34,103	6,270
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	1,964	275,428	320,800	64,243
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	2,275	$ 508,489	$ 597,188	$ 129,728
REX American Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	11	613	646	61
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	01/12/29	1,915	92,286	104,961	18,843
Select Water Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	394	3,611	3,637	(3,030)
Targa Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	162	17,820	18,142	1,453
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	48	1,892	1,930	(2,647)
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	11,964	246,818	300,416	72,887
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/12/29	6,650	31,282	41,762	12,641
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,642	93,719	94,837	6,759
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	329	55,627	56,157	4,082
					258,307	8,275,382	9,940,167	2,384,903
Financial Services
AvidXchange Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,603	132,472	152,579	28,582
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/25	11,792	2,658,122	4,958,772	2,470,902
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	261	186,044	217,596	49,809
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,782	288,334	327,407	59,556
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,684	341,806	362,548	49,823
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,781	293,084	472,179	197,857
Corpay, Inc.	USFF +0.250%	Weekly	MS	01/12/29	968	266,775	298,667	48,969
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	257	15,841	15,937	1,100
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,598	932,855	1,214,312	342,071
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,895	253,990	306,258	91,464
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,260	422,512	448,022	54,893
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	402	160,027	193,591	44,174
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	549	153,723	169,295	25,410
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,564	67,461	70,389	7,238
Open Lending Corp.	USFF +0.250%	Weekly	MS	01/12/29	85	524	532	31
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	21,199	104,082	103,027	5,229
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,048	691,363	874,086	238,953
S&P Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	366	158,748	155,715	6,232
Shift4 Payments, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,649	113,374	108,949	2,826
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,787	$ 417,740	$ 461,711	$ 105,958
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,128	524,152	593,882	104,998
					98,658	8,183,029	11,505,454	3,936,075
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	12,286	537,123	535,915	81,936
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/05/26	4,619	307,481	290,119	5,955
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,344	126,307	141,215	25,284
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	1,564	154,503	160,341	17,194
Campbell Soup Co.	USFF +0.250%	Weekly	MS	01/12/29	1,572	67,589	69,875	6,605
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,320	38,389	109,454	73,514
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	13,797	795,163	844,100	132,624
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,030	201,961	208,369	21,733
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,208	295,551	328,286	53,514
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	795	9,378	9,484	742
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	3,142	200,158	219,846	38,054
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,245	208,625	217,888	23,486
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,366	147,871	159,617	22,770
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	328	52,935	47,416	(1,923)
Kellanova	USFF +0.250%	Weekly	MS	01/10/28	9,541	539,718	546,604	52,073
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	18,056	617,112	553,778	(7,090)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	10,965	389,214	404,609	52,605
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/12/29	185	35,397	38,412	5,469
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,846	187,956	218,601	43,223
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	2,085	114,761	140,216	35,906
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	3,879	262,976	271,530	27,397
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,498	231,530	228,867	17,773
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	4,898	77,208	89,193	17,214
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,548	209,906	188,798	(7,673)
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,403	9,548	9,639	691
Tootsie Roll Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6	192	192	2
Vector Group Ltd.	USFF +0.250%	Weekly	MS	01/12/29	852	9,240	9,338	678
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,819	$ 147,960	$ 142,158	$ 3,664
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	01/12/29	314	6,984	7,301	752
					136,511	5,982,736	6,191,161	744,172
Health Care Equipment & Services
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	551	158,399	180,684	32,420
Astrana Health, Inc.	USFF +0.250%	Weekly	MS	01/12/29	427	17,923	17,930	1,144
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,359	47,748	46,968	2,267
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,696	359,772	457,147	123,676
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/11/28	1,831	430,963	453,081	53,385
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,361	344,705	376,096	56,457
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	572	106,726	138,990	39,893
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,390	372,152	423,007	75,032
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/12/29	1,124	387,933	408,226	45,711
CONMED Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,998	383,413	320,160	(37,554)
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,018	73,225	56,497	(12,079)
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,137	291,807	329,967	58,039
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,855	441,198	670,233	259,064
Definitive Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,482	38,830	36,170	(184)
Evolent Health, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	5,404	177,177	177,197	11,358
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,807	438,470	618,824	208,908
Haemonetics Corp.	USFF +0.250%	Weekly	MS	07/11/28	375	29,811	32,006	4,339
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,021	270,230	340,534	89,082
HealthStream, Inc.	USFF +0.250%	Weekly	MS	01/12/29	20	527	533	29
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2,241	164,505	174,708	20,730
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,625	655,751	563,420	(47,598)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,064	569,039	574,486	41,885
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,104	171,359	193,193	32,799
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	01/12/29	201	13,431	13,338	786
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	233	120,212	125,086	12,670
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	9,073	765,711	790,712	81,486
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	954	312,039	391,932	101,291
National HealthCare Corp.	USFF +0.250%	Weekly	MS	01/12/29	116	10,795	10,963	907
Omnicell, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,389	42,812	40,600	159
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,089	144,884	196,436	60,908
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/12/29	281	63,959	62,714	2,841
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,578	$ 107,667	$ 109,552	$ 8,770
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,267	161,652	142,361	(8,948)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,377	174,701	183,292	19,990
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,710	502,747	536,661	66,918
Teleflex, Inc.	USFF +0.250%	Weekly	MS	01/12/29	281	63,087	63,554	4,519
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,452	129,942	152,620	31,841
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	255	32,141	64,311	35,448
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	798	404,650	394,771	14,899
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,677	318,160	353,310	57,488
					109,193	9,300,253	10,222,270	1,550,776
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,512	293,259	325,373	50,888
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	1,064	163,608	162,909	9,770
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	4,993	397,695	449,620	78,626
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,938	46,540	47,098	3,528
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/12/29	147	20,644	22,660	3,977
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20,655	410,245	443,256	64,585
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,589	586,413	593,587	77,739
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	2,906	417,959	471,499	97,637
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,265	36,540	36,128	1,963
WD-40 Co.	USFF +0.250%	Weekly	MS	07/11/28	578	140,821	146,413	14,601
					45,647	2,513,724	2,698,543	403,314
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	11,177	133,562	164,861	42,152
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	362	111,005	119,884	16,005
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	11,417	102,711	108,576	15,462
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	491	68,647	70,650	6,389
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	78	12,523	12,542	810
Avient Corp.	USFF +0.250%	Weekly	MS	07/11/28	744	24,533	32,290	10,426
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	1,049	30,532	36,075	9,474
Balchem Corp.	USFF +0.250%	Weekly	MS	01/12/29	66	10,211	10,227	659
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,061	154,891	206,189	63,490
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Berry Global Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,679	$ 96,951	$101,546	$ 11,692
Cabot Corp.	USFF +0.250%	Weekly	MS	07/11/28	755	55,512	69,611	18,694
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,697	173,073	192,620	31,813
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,633	254,040	280,647	42,869
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,195	199,987	265,856	87,253
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	27,662	441,927	629,034	218,787
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	632	50,918	50,092	2,629
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	1,847	141,896	185,106	55,454
Fortuna Silver Mines, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	32,810	104,975	122,381	24,120
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,871	151,173	182,014	40,514
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	1,398	96,763	111,477	20,822
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	503	49,392	64,857	19,121
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,397	185,054	206,118	35,904
International Paper Co.	USFF +0.250%	Weekly	MS	01/12/29	1,663	57,840	64,890	11,583
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,153	76,520	93,485	21,856
Koppers Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	291	15,598	16,054	1,450
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	1,189	418,646	552,076	187,093
LyondellBasell Industries N.V., Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/11/28	3,509	318,056	358,901	68,186
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	289	122,750	177,429	71,461
Metallus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	23	505	512	28
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,382	81,150	104,037	28,192
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	459	222,762	291,291	85,254
Nucor Corp.	USFF +0.250%	Weekly	MS	07/23/25	1,510	214,749	298,829	105,379
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	1,030	149,757	195,473	59,867
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,153	294,433	311,970	37,813
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,347	252,378	276,472	41,038
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,076	225,556	252,878	41,951
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,117	105,255	132,867	34,575
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,544	301,418	413,527	138,970
Sealed Air Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,004	33,045	37,349	8,050
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,079	$ 297,885	$ 374,769	$ 99,163
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	80	525	533	30
Sonoco Products Co.	USFF +0.250%	Weekly	MS	01/12/29	79	4,502	4,569	344
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/10/28	765	175,413	208,784	45,313
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	01/07/27	675	22,516	40,973	20,697
Westrock Co.	USFF +0.250%	Weekly	MS	01/12/29	2,550	111,007	126,098	22,396
Worthington Steel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	26	935	932	46
					140,517	6,153,477	7,557,351	1,905,274
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	15,261	1,635,462	2,303,343	774,060
Cargurus, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,635	28,198	37,736	11,863
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,599	105,983	172,494	73,288
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,745	4,668	4,529	149
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	14,176	492,872	614,530	174,403
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,408	429,571	452,139	51,080
Getty Images Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	29	120	120	(3)
Grindr, Inc.	USFF +0.250%	Weekly	MS	01/12/29	51	504	517	34
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/25	8,495	247,132	277,192	55,848
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,583	194,977	202,551	20,052
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	4,728	904,827	2,295,822	1,451,143
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,374	632,813	834,471	242,181
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,525	107,445	118,465	18,384
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	828	71,812	80,117	16,644
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	34,382	138,746	133,402	3,533
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	1,538	388,679	405,878	41,528
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,004	295,751	305,801	29,085
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	18,793	75,397	76,863	6,284
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,644	311,132	445,880	156,644
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,159	70,696	71,290	5,218
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,994	214,072	196,764	(4,080)
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,906	49,986	44,880	(1,916)
ZoomInfo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,632	152,148	154,401	11,988
					162,489	6,552,991	9,229,185	3,137,410
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,333	$ 593,638	$ 606,939	$ 51,314
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,968	24,518	26,189	3,263
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,227	261,360	324,051	80,629
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	9,583	278,226	259,412	(1,004)
Alpine Immune Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	943	36,206	37,381	3,483
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	59	12,784	16,775	5,183
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,237	18,340	19,616	2,440
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,407	129,998	105,691	(15,990)
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	980	56,962	67,747	14,423
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,980	38,924	72,854	36,413
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,315	83,853	79,268	304
Beam Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,383	51,870	45,694	(2,864)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	392	118,803	135,581	24,377
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/07/27	20,075	1,058,106	1,088,667	99,483
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,776	151,648	224,224	82,279
Corcept Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,019	22,553	25,669	5,292
EyePoint Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,797	82,539	78,484	(167)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,920	673,941	653,390	29,176
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,625	55,381	66,105	16,359
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,142	325,140	340,568	36,181
ImmunityBio, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,449	19,899	18,521	(114)
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,247	509,830	526,802	49,617
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,691	361,414	427,637	89,362
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	699	6,002	6,088	462
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/25	7,888	1,219,465	1,247,803	139,308
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	7,941	878,522	1,047,815	242,648
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	326	$ 355,210	$ 434,001	$ 104,776
Natera, Inc.	USFF +0.250%	Weekly	MS	01/12/29	177	15,817	16,188	1,377
Nurix Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	101	1,394	1,485	169
Nuvation Bio, Inc.	USFF +0.250%	Weekly	MS	01/12/29	41	153	149	(5)
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	284	12,129	12,209	846
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,335	32,661	57,846	27,265
Scholar Rock Holding Corp.	USFF +0.250%	Weekly	MS	01/12/29	48	776	852	115
Spyre Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14	519	531	36
Taysha Gene Therapies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	55	167	158	(24)
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	714	391,742	414,984	48,602
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,951	195,241	238,489	55,609
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	07/11/28	200	43,284	45,944	7,032
Vera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16	286	690	411
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,352	182,953	207,183	45,268
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	175	60,650	60,240	3,464
WaVe Life Sciences Ltd. (Singapore)	USFF +0.250%	Weekly	MS	01/12/29	207	1,201	1,277	142
					150,072	8,364,105	9,041,197	1,286,940
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,419	524,352	797,585	306,810
Amkor Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,387	72,878	76,957	8,890
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,948	367,782	607,966	268,844
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/23/25	395	291,612	523,537	273,386
Entegris, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,448	193,791	203,502	22,313
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	3,697	197,671	192,651	7,630
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	620	342,774	433,113	113,270
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	455	248,648	442,064	213,950
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,391	481,250	663,047	230,259
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,533	$ 523,292	$ 534,395	$ 45,107
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,499	885,559	1,015,453	189,606
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,411	606,842	1,274,923	707,162
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	3,456	544,210	856,293	362,483
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,677	446,991	417,543	(827)
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14	2,528	2,535	158
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,292	125,061	206,509	89,448
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,941	788,289	797,035	59,228
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,099	1,708,846	2,217,661	637,919
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,329	723,762	793,877	125,219
SMART Global Holdings, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	8,048	173,816	211,823	49,213
					83,059	9,249,954	12,268,469	3,710,068
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,983	616,961	687,328	114,511
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,460	713,000	736,716	69,376
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/12/29	569	51,416	51,421	3,530
Appfolio, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	480	108,505	118,435	17,075
Bitfarms Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	101,984	239,059	227,424	3,667
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	865	65,410	64,131	2,726
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,247	63,811	63,635	3,900
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	608	131,710	189,258	65,974
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	83	9,164	9,171	583
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	129	6,687	6,318	48
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/11/28	4,940	109,259	104,777	2,506
Enfusion, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	268	2,461	2,479	164
EverCommerce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	51	462	480	37
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,580	656,447	654,410	40,000
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,000	310,370	380,800	98,046
Globant S.A. (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	447	94,369	90,249	1,914
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	192	20,922	22,787	5,712
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	962	110,646	112,275	8,705
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Hackett Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	3	$ 72	$ 73	$ 2
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,992	129,048	139,720	18,927
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,083	253,823	328,216	96,152
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,858	388,004	545,764	197,738
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/11/28	5,722	209,854	253,027	56,604
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,391	36,680	52,028	17,687
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,147	178,735	177,572	10,274
Manhattan Associates, Inc.	USFF +0.250%	Weekly	MS	07/11/28	106	21,648	26,524	6,252
MeridianLink, Inc.	USFF +0.250%	Weekly	MS	01/12/29	185	3,352	3,460	311
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,611	1,187,614	1,939,940	846,503
N-able, Inc.	USFF +0.250%	Weekly	MS	01/12/29	89	1,163	1,163	64
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	16,869	247,199	213,055	(19,161)
NextNav, Inc.	USFF +0.250%	Weekly	MS	01/12/29	196	1,316	1,290	46
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	6,659	211,136	410,993	213,370
Okta, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,143	552,947	538,061	20,522
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	14,630	1,417,272	1,837,674	535,340
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	23,338	492,149	537,007	77,640
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,440	948,697	1,261,537	373,104
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,541	163,502	164,250	11,285
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,414	137,513	179,440	50,724
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,307	219,114	218,099	13,009
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	455	249,552	255,182	21,604
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,577	603,538	1,077,321	513,782
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	8,990	232,683	339,732	121,942
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,986	1,197,682	1,514,126	393,150
SolarWinds Corp.	USFF +0.250%	Weekly	MS	01/12/29	56	695	707	45
SPS Commerce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1	185	185	4
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	319	8,569	11,624	3,593
Synopsys, Inc.	USFF +0.250%	Weekly	MS	01/12/29	215	120,612	122,873	9,975
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	8,414	136,893	190,745	62,644
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	106	3,534	3,514	195
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,894	360,324	358,932	21,677
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	592	159,199	161,468	9,453
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,913	$ 96,988	$ 71,835	$ (18,951)
Zoom Video Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	9,678	635,866	632,651	37,503
					298,768	13,917,817	17,091,882	4,141,483
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,423	250,688	279,493	45,370
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,985	2,500,617	2,569,628	238,928
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,941	35,301	37,204	4,153
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	924	109,757	119,621	17,419
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	1,128	56,181	68,030	15,487
CDW Corp.	USFF +0.250%	Weekly	MS	07/23/25	769	133,227	196,695	74,448
Ciena Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,962	356,387	344,271	10,701
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/25	14,767	673,137	737,021	135,888
Crane NXT Co.	USFF +0.250%	Weekly	MS	07/11/28	71	2,672	4,395	3,232
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	14,860	310,807	171,484	(119,425)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,123	357,313	402,500	68,063
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	215	35,134	40,639	7,745
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	27,864	414,571	494,029	120,115
HP, Inc.	USFF +0.250%	Weekly	MS	07/23/25	10,245	281,431	309,604	58,920
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,040	128,738	192,941	72,437
IonQ, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,235	7,939	12,338	4,896
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,611	214,156	241,570	41,120
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,002	359,293	402,118	66,019
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,843	281,863	288,208	24,389
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/12/29	608	146,109	147,349	10,858
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	549	171,786	194,884	34,781
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,892	72,316	116,143	48,982
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,205	318,973	441,399	166,533
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,859	83,229	62,441	(15,540)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	01/12/29	118	7,693	7,780	568
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	5,759	361,074	535,875	213,527
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	972	106,407	981,749	882,147
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	01/12/29	213	23,947	24,090	1,666
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	1,203	$ 147,779	$ 174,724	$ 38,566
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,551	85,229	115,713	36,708
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,067	272,315	414,012	159,129
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	43	766	770	255
					138,047	8,306,835	10,128,718	2,468,085
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	01/12/29	187	6,828	6,285	(117)
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,211	323,690	373,314	74,455
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,896	129,678	101,919	(19,106)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	346	546	540	18
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	4,798	83,383	76,816	(375)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,284	603,419	699,234	138,695
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,500	492,668	566,460	117,904
					48,222	1,640,212	1,824,568	311,474
Transportation
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	755	55,789	57,486	5,259
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/25	14,446	460,608	535,513	112,456
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,342	273,813	399,332	143,858
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,967	454,001	569,919	157,757
Forward Air Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,702	170,120	146,279	(12,955)
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	46	281	289	15
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,853	101,654	99,617	3,524
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,278	254,832	280,278	42,688
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	43	3,379	5,168	2,415
Saia, Inc.	USFF +0.250%	Weekly	MS	01/12/29	77	43,264	45,045	4,557
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,474	193,158	309,064	128,878
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,007	381,158	462,479	105,725
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/11/28	734	175,726	180,513	17,172
XPO, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	79	122	37
					44,725	2,567,862	3,091,104	711,386
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,431	247,756	264,265	38,904
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	731	100,461	89,336	(2,909)
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	197	22,570	23,417	2,391
Black Hills Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,426	230,109	241,660	30,442
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,784	$ 159,399	$ 162,005	$ 12,806
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/23/25	2,404	230,731	444,379	232,993
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	10,327	946,660	998,724	119,103
Fortis, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,661	66,882	65,626	3,952
New Jersey Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,142	47,287	49,003	5,240
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,180	531,176	756,774	263,915
ONE Gas, Inc.	USFF +0.250%	Weekly	MS	07/11/28	859	51,208	55,431	8,123
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,897	360,372	393,802	60,293
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,107	150,076	160,406	19,931
Spire, Inc.	USFF +0.250%	Weekly	MS	07/11/28	469	28,335	28,783	2,982
TransAlta Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	2,236	16,608	14,377	(1,107)
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,441	142,557	378,966	250,365
					55,292	3,332,187	4,126,954	1,047,424

Total Reference Entity — Long						134,041,130	163,543,784	39,763,660
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,395)	$ (244,380)	$ (233,617)	$ 6,296
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(12,707)	(632,237)	(661,653)	(34,990)
Mobileye Global, Inc., Class A	USFF -0.580%	Weekly	MS	07/11/28	(30,826)	(923,942)	(991,056)	(93,069)
Phinia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,696)	(490,076)	(526,337)	(40,878)
QuantumScape Corp.	USFF -0.830%	Weekly	MS	01/12/29	(95,469)	(616,225)	(600,500)	9,544
Rivian Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(61,706)	(669,364)	(675,681)	(12,217)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(172)	(5,736)	(5,771)	(96)
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,058)	(942,586)	(889,146)	54,926
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,476)	(595,911)	(642,554)	(51,897)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,532)	(177,026)	(187,368)	(17,123)
XPEL, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(542)	(29,303)	(29,279)	(245)
					(246,579)	(5,326,786)	(5,442,962)	(179,749)
Capital Goods
3D Systems Corp.	USFF -0.267%	Weekly	MS	01/07/27	(140,331)	(1,055,035)	(623,070)	422,671
AAON, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,461)	(1,068,307)	(1,274,014)	(221,239)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,029)	(1,012,453)	(1,230,685)	(239,650)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
AGCO Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,316)	$ (720,203)	$ (776,994)	$ (63,783)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(14,302)	(1,325,889)	(1,337,380)	(34,862)
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,742)	(107,661)	(141,381)	(37,963)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(42,764)	(1,656,618)	(1,031,895)	609,170
Archer Aviation, Inc., Class A	USFF -10.639%	Weekly	MS	07/11/28	(87,906)	(453,582)	(406,126)	43,454
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,979)	(1,184,663)	(1,286,097)	(111,869)
Argan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(249)	(12,536)	(12,584)	(170)
Astronics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(86)	(1,593)	(1,637)	(69)
Atkore, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,973)	(583,329)	(756,300)	(179,386)
Ballard Power Systems, Inc. (Canada)	USFF -1.244%	Weekly	MS	01/05/26	(209,955)	(1,922,875)	(583,675)	1,322,382
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,767)	(470,545)	(548,594)	(85,925)
Bloom Energy Corp., Class A	USFF -0.780%	Weekly	MS	01/12/29	(39,149)	(369,340)	(440,035)	(73,955)
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(5,971)	(119,746)	(123,241)	(4,560)
ChargePoint Holdings, Inc.	USFF -16.768%	Weekly	MS	01/10/28	(297,610)	(1,332,336)	(565,459)	754,896
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,526)	(288,271)	(310,285)	(24,561)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,138)	(464,318)	(593,927)	(143,193)
Encore Wire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,486)	(347,761)	(390,491)	(45,801)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,155)	(168,109)	(97,187)	69,431
Enovix Corp.	USFF -1.330%	Weekly	MS	07/11/28	(50,575)	(563,758)	(405,106)	153,680
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(150)	(15,824)	(16,058)	(391)
Fluor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(40,087)	(1,525,843)	(1,694,878)	(182,472)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,844)	(708,335)	(783,271)	(91,468)
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,294)	(259,732)	(359,576)	(106,475)
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,950)	(216,827)	(244,195)	(29,286)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,115)	(835,183)	(675,489)	149,409
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,629)	(697,062)	(947,361)	(284,436)
Hexcel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,760)	(416,489)	(419,616)	(7,749)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,952)	(151,017)	(148,456)	(3,011)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,394)	(217,596)	(178,205)	37,743
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,758)	(207,677)	(184,397)	20,876
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(11,946)	$ (761,971)	$ (780,313)	$ (28,520)
Masonite International Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(7,638)	(994,417)	(1,004,015)	(18,892)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(923)	(98,256)	(86,070)	11,710
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(33,785)	(1,850,400)	(996,657)	837,450
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,407)	(391,454)	(543,928)	(160,166)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(22,248)	(246,658)	(279,657)	(36,620)
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,792)	(147,966)	(173,643)	(34,637)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,135)	(1,362,363)	(1,614,611)	(264,247)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(848)	(224,046)	(232,810)	(15,131)
Northrop Grumman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,535)	(2,491,072)	(2,649,383)	(187,375)
nVent Electric PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(3,362)	(251,002)	(253,495)	(4,712)
Plug Power, Inc.	USFF -2.972%	Weekly	MS	01/10/28	(188,403)	(1,339,048)	(648,106)	675,257
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,752)	(156,627)	(244,863)	(92,948)
Rocket Lab USA, Inc.	USFF -0.718%	Weekly	MS	07/11/28	(143,634)	(617,337)	(590,336)	21,559
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,930)	(2,778,304)	(2,892,907)	(149,004)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(29,401)	(1,277,074)	(1,573,542)	(315,865)
Sensata Technologies Holding PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(65,113)	(2,227,702)	(2,392,252)	(185,624)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,429)	(886,309)	(908,742)	(33,151)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,634)	(847,864)	(983,415)	(148,389)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,254)	(221,852)	(228,504)	(8,615)
Stratasys Ltd. (Israel)	USFF -1.080%	Weekly	MS	07/11/28	(25,540)	(315,607)	(296,775)	16,036
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(66,436)	(1,111,644)	(875,626)	225,976
Symbotic, Inc.	USFF -3.980%	Weekly	MS	01/12/29	(6,258)	(253,238)	(281,610)	(31,878)
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,938)	(140,450)	(161,571)	(22,369)
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(23,535)	(1,956,197)	(2,057,665)	(122,963)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(14,607)	(455,366)	(362,400)	89,099
Toro Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(19,060)	(1,691,094)	(1,746,468)	(79,801)
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(437)	(6,633)	(6,572)	(12)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,720)	$ (1,407,428)	$ (1,493,562)	$ (100,414)
WillScot Mobile Mini Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(55,635)	(2,377,069)	(2,587,027)	(253,129)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(20,006)	(567,438)	(337,901)	224,533
					(1,886,744)	(49,934,399)	(47,872,091)	1,418,596
Commercial & Professional Services
Brady Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(889)	(52,890)	(52,700)	(287)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,227)	(1,170,266)	(1,222,484)	(63,921)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(12,647)	(1,031,371)	(1,250,409)	(230,334)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,214)	(290,978)	(409,299)	(124,042)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(44,290)	(371,365)	(329,075)	38,723
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,727)	(316,940)	(347,662)	(33,658)
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,258)	(1,088,417)	(877,945)	200,423
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,457)	(680,021)	(626,148)	48,046
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(43,854)	(896,684)	(692,455)	196,329
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,360)	(1,562,460)	(1,435,498)	102,345
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(40,093)	(1,292,738)	(1,383,208)	(106,764)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,124)	(226,524)	(232,812)	(8,292)
Kforce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,897)	(180,493)	(204,296)	(30,597)
Matthews International Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(53)	(1,638)	(1,647)	(89)
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(660)	(64,891)	(64,687)	(377)
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,604)	(565,082)	(565,371)	(11,249)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,932)	(1,219,654)	(1,180,527)	27,626
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,359)	(1,233,377)	(1,092,858)	129,302
Pitney Bowes, Inc.	USFF -0.260%	Weekly	MS	01/12/29	(3,877)	(16,744)	(16,787)	(202)
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(15,934)	(1,037,615)	(1,213,693)	(213,146)
Rollins, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,809)	(454,093)	(453,862)	(3,683)
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,174)	(874,407)	(905,928)	(39,342)
Thomson Reuters Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,736)	(273,869)	(270,521)	(582)
TransUnion	USFF -0.250%	Weekly	MS	07/11/28	(7,201)	(502,001)	(574,640)	(94,300)
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,157)	(235,625)	(200,659)	32,138
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(26,267)	(327,467)	(322,033)	2,541
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/11/28	(31,597)	$ (717,373)	$ (788,977)	$ (77,927)
Viad Corp.	USFF -0.250%	Weekly	MS	01/12/29	(18)	(715)	(711)	(13)
					(329,415)	(16,685,698)	(16,716,892)	(261,332)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,808)	(725,886)	(324,023)	409,593
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,949)	(876,237)	(931,095)	(68,079)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,679)	(836,138)	(940,329)	(113,824)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,859)	(340,406)	(367,184)	(32,585)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(8,180)	(372,675)	(329,409)	16,017
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,185)	(2,029,530)	(2,132,665)	(121,003)
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,239)	(218,135)	(338,046)	(125,519)
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,608)	(138,540)	(140,073)	(2,763)
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(71,413)	(1,128,699)	(1,136,181)	(17,424)
Designer Brands, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,236)	(35,301)	(35,369)	(503)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,344)	(810,728)	(844,704)	(62,138)
Five Below, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,808)	(1,197,100)	(1,053,455)	152,445
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,197)	(626,155)	(673,635)	(53,000)
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(28,957)	(1,082,320)	(825,274)	217,776
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(201)	(57,447)	(58,738)	(1,694)
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(15,287)	(265,145)	(99,366)	180,590
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,972)	(627,250)	(697,529)	(75,809)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,550)	(363,619)	(362,044)	(2,506)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,479)	(1,650,209)	(1,669,614)	(39,866)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,097)	(998,802)	(987,653)	(5,695)
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,610)	(5,811)	(5,951)	(202)
RH	USFF -0.250%	Weekly	MS	07/11/28	(1,421)	(430,094)	(494,877)	(68,959)
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,958)	(160,923)	(218,301)	(62,993)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(9,766)	(517,923)	(556,076)	(48,698)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(3,396)	(820,974)	(888,801)	(77,358)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	01/05/26	(19,143)	(839,646)	(370,991)	506,261
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(30,261)	(382,029)	(411,852)	(33,196)
					(286,603)	(17,537,722)	(16,893,235)	468,868
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,383)	$ (600,698)	$ (618,809)	$ (23,924)
Amer Sports, Inc. (Cayman Islands)	USFF -1.680%	Weekly	MS	01/12/29	(14,160)	(224,759)	(230,808)	(8,037)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(51,117)	(2,507,676)	(2,315,600)	171,425
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(563)	(204,714)	(224,671)	(21,769)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(9,179)	(293,629)	(340,816)	(57,119)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(83,288)	(1,350,346)	(1,664,927)	(366,090)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(772)	(85,384)	(86,773)	(2,151)
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(10,040)	(609,091)	(625,392)	(21,671)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,833)	(639,080)	(665,883)	(32,950)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(14,827)	(623,432)	(626,886)	(10,396)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,377)	(106,118)	(109,699)	(4,824)
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,474)	(180,199)	(197,393)	(21,468)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(57,769)	(1,437,034)	(934,125)	500,912
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	01/10/28	(35,696)	(295,695)	(254,869)	38,213
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,023)	(161,409)	(122,381)	32,569
					(301,501)	(9,319,264)	(9,019,032)	172,720
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(12,591)	(1,945,631)	(2,077,011)	(221,889)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/12/29	(48,290)	(814,088)	(789,059)	17,855
Chegg, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(75,410)	(1,099,263)	(570,854)	518,726
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(383)	(1,117,427)	(1,113,293)	(5,709)
Choice Hotels International, Inc.	USFF -0.980%	Weekly	MS	01/12/29	(4,976)	(611,377)	(628,718)	(22,730)
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,955)	(1,084,903)	(1,108,181)	(36,506)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,230)	(356,470)	(339,705)	13,618
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,389)	(129,630)	(149,551)	(22,229)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,675)	(285,087)	(336,679)	(54,111)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,881)	(1,528,673)	(1,681,096)	(169,699)
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,453)	(677,579)	(870,408)	(230,065)
Krispy Kreme, Inc.	USFF -0.880%	Weekly	MS	07/08/27	(102,972)	(1,415,656)	(1,568,778)	(174,284)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Mister Car Wash, Inc.	USFF -0.630%	Weekly	MS	01/07/27	(98,862)	$ (936,183)	$ (766,180)	$ 161,754
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,347)	(366,838)	(289,510)	67,090
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(37,668)	(671,471)	(685,934)	(20,382)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(56,638)	(1,140,476)	(803,127)	327,318
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(28,128)	(1,264,043)	(1,682,617)	(509,859)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(6,456)	(515,302)	(512,929)	(10,102)
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,600)	(475,494)	(556,092)	(98,132)
United Parks & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,776)	(249,171)	(268,459)	(21,839)
Wingstop, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,992)	(1,746,376)	(2,195,469)	(493,960)
					(553,672)	(18,431,138)	(18,993,650)	(985,135)
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,174)	(1,050,774)	(1,072,263)	(34,831)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,564)	(2,213,196)	(2,408,756)	(216,950)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(17,835)	(600,881)	(671,666)	(77,125)
Maplebear, Inc.	USFF -1.080%	Weekly	MS	01/12/29	(17,996)	(662,081)	(671,071)	(14,826)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,373)	(532,343)	(619,332)	(96,989)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(18,936)	(576,000)	(382,697)	167,392
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,189)	(419,579)	(656,987)	(249,464)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,973)	(439,133)	(183,530)	251,728
					(110,040)	(6,493,987)	(6,666,302)	(271,065)
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,615)	(150,104)	(162,835)	(19,710)
Atlas Energy Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(24,606)	(428,434)	(556,588)	(138,233)
Baytex Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(326,703)	(1,071,447)	(1,185,932)	(140,821)
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(783)	(20,382)	(21,298)	(1,106)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,086)	(448,000)	(455,118)	(20,196)
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,751)	(1,225,747)	(1,347,478)	(204,857)
Clean Energy Fuels Corp.	USFF -0.256%	Weekly	MS	07/11/28	(130,650)	(477,297)	(350,142)	122,945
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(163,256)	$(1,620,468)	$(1,515,016)	$ 60,808
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,325)	(467,649)	(278,831)	184,628
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	07/11/28	(25,551)	(296,912)	(304,057)	(12,893)
Crescent Point Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(144,600)	(983,651)	(1,184,274)	(227,384)
CVR Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,969)	(250,130)	(248,515)	(597)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(40,718)	(605,625)	(555,394)	45,445
Dril-Quip, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,872)	(219,113)	(222,416)	(5,835)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,141)	(672,948)	(802,915)	(190,364)
Energy Fuels, Inc. (Canada)	USFF -1.480%	Weekly	MS	07/11/28	(50,544)	(369,160)	(317,922)	48,382
EQT Corp.	USFF -0.250%	Weekly	MS	01/12/29	(31,241)	(1,115,999)	(1,158,104)	(53,017)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(44,942)	(823,618)	(897,492)	(81,131)
Green Plains, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,914)	(286,704)	(206,092)	78,079
Hess Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,337)	(658,758)	(662,000)	(19,756)
HF Sinclair Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,845)	(847,556)	(896,193)	(61,066)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(23,314)	(866,053)	(929,529)	(185,606)
Kosmos Energy Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(55,792)	(420,665)	(332,520)	84,433
New Fortress Energy, Inc.	USFF -0.980%	Weekly	MS	07/08/27	(26,908)	(1,236,896)	(823,116)	317,185
NexGen Energy Ltd. (Canada)	USFF -0.830%	Weekly	MS	07/11/28	(36,773)	(255,888)	(285,726)	(39,240)
NextDecade Corp.	USFF -0.630%	Weekly	MS	01/12/29	(8,483)	(45,854)	(48,183)	(2,744)
North American Construction Group Ltd. (Canada)	USFF -0.780%	Weekly	MS	01/12/29	(1,501)	(35,347)	(33,442)	1,496
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,558)	(619,163)	(657,021)	(53,942)
NOV, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(44,867)	(835,491)	(875,804)	(58,576)
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,681)	(326,282)	(320,135)	2,331
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,379)	(1,484,532)	(1,713,954)	(256,767)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,662)	(466,368)	(501,458)	(73,447)
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,349)	(433,998)	(420,594)	9,571
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(107,032)	(1,215,819)	(1,277,962)	(92,479)
Permian Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(69,751)	(1,092,127)	(1,231,803)	(173,778)
ProFrac Holding Corp., Class A	USFF -0.930%	Weekly	MS	07/08/27	(55,742)	(637,908)	(466,003)	165,669
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(132,112)	$ (1,194,025)	$ (1,067,465)	$ 115,933
Range Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,484)	(472,647)	(498,684)	(34,206)
RPC, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,855)	(159,501)	(138,198)	19,169
Seadrill Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(224)	(11,141)	(11,267)	(235)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(13,262)	(148,603)	(174,793)	(39,923)
SilverBow Resources, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,475)	(651,832)	(562,456)	83,629
Southwestern Energy Co.	USFF -0.250%	Weekly	MS	01/12/29	(152,481)	(1,065,710)	(1,155,806)	(105,184)
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(40,409)	(1,392,290)	(1,491,496)	(119,487)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(72,279)	(1,017,666)	(1,006,846)	511
Uranium Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(51,913)	(339,740)	(350,413)	(13,673)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(8,625)	(588,791)	(649,117)	(66,741)
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(35,770)	(470,111)	(444,979)	10,047
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,295)	(657,039)	(698,519)	(49,099)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(36,008)	(1,311,517)	(1,403,232)	(140,884)
World Kinect Corp.	USFF -0.250%	Weekly	MS	07/08/27	(15,674)	(424,619)	(414,577)	(8,980)
					(2,214,107)	(32,917,325)	(33,313,710)	(1,341,696)
Financial Services
I3 Verticals, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(71)	(1,624)	(1,625)	(831)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(822)	(137,549)	(142,806)	(7,513)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(620)	(134,407)	(135,935)	(2,722)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(96,865)	(576,167)	(577,315)	(6,229)
Nasdaq, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(42,847)	(2,540,730)	(2,703,646)	(190,626)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(76,734)	(1,497,950)	(1,591,463)	(111,979)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,910)	(991,044)	(1,166,272)	(191,939)
					(222,869)	(5,879,471)	(6,319,062)	(511,839)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(4,522)	(297,295)	(233,426)	58,797
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(31,341)	(1,750,978)	(1,844,418)	(115,093)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(45,815)	(3,021,543)	(2,130,856)	862,886
Duckhorn Portfolio, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(22,358)	(205,818)	(208,153)	(4,157)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,169)	$ (443,601)	$ (407,764)	$ 16,274
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(22,637)	(468,484)	(177,927)	299,206
Hershey Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(7,648)	(1,518,446)	(1,487,536)	19,312
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(26,875)	(3,306,290)	(3,382,756)	(105,568)
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,420)	(145,654)	(150,406)	(6,045)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,616)	(1,897,819)	(1,876,632)	(1,651)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,038)	(35,012)	(24,191)	11,132
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,827)	(172,139)	(167,585)	6,162
PepsiCo, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,436)	(3,860,965)	(3,926,524)	(99,227)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	07/11/28	(31,419)	(791,400)	(1,078,300)	(304,800)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,438)	(990,733)	(1,003,071)	(21,761)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,731)	(656,142)	(690,622)	(40,265)
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,222)	(62,133)	(63,202)	(1,627)
					(284,512)	(19,624,452)	(18,853,369)	573,575
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,855)	(1,124,422)	(1,097,593)	14,682
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(4,436)	(124,247)	(51,058)	89,820
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,120)	(132,151)	(72,054)	58,892
agilon health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(105,306)	(822,291)	(642,367)	172,678
Alcon, Inc. (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(13,754)	(1,174,470)	(1,145,571)	15,459
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,867)	(453,204)	(467,026)	(17,821)
Amedisys, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,009)	(281,497)	(277,309)	1,788
AMN Healthcare Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,791)	(404,596)	(424,505)	(23,546)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(8,827)	(844,752)	(895,587)	(62,272)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(154)	(39,498)	(40,496)	(1,357)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(14,605)	(581,322)	(484,740)	89,600
Dexcom, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,961)	(3,405,562)	(3,600,791)	(225,205)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(13,892)	(497,780)	(373,834)	125,126
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(28,532)	(2,483,939)	(2,726,518)	(272,379)
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(3,401)	(340,231)	(423,152)	(87,613)
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(131)	(5,383)	(2,801)	2,543
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(23,242)	$(1,199,657)	$(1,246,701)	$ (61,465)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(24,198)	(175,257)	(171,806)	1,661
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,743)	(137,885)	(159,738)	(23,077)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32,674)	(2,462,091)	(2,467,540)	(27,124)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7)	(1,299)	(751)	525
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,285)	(502,637)	(705,585)	(212,539)
Insulet Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,268)	(296,265)	(217,335)	76,312
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,576)	(1,047,276)	(1,117,328)	(79,277)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,869)	(323,692)	(278,956)	43,353
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,523)	(1,349,667)	(1,405,994)	(73,462)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,934)	(753,648)	(804,344)	(57,339)
Laboratory Corp. of America Holdings	USFF -0.250%	Weekly	MS	01/12/29	(3,019)	(659,623)	(659,531)	(5,370)
LifeStance Health Group, Inc.	USFF -0.680%	Weekly	MS	07/11/28	(25,275)	(182,081)	(155,947)	24,884
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(6,186)	(318,878)	(346,045)	(33,945)
Masimo Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,536)	(931,901)	(959,812)	(40,962)
Multiplan Corp.	USFF -0.308%	Weekly	MS	07/11/28	(41,838)	(69,237)	(33,939)	34,702
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(33,986)	(617,909)	(536,299)	76,135
Nevro Corp.	USFF -0.250%	Weekly	MS	07/06/26	(38,448)	(1,010,903)	(555,189)	447,278
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(102,635)	(2,441,505)	(1,604,185)	815,453
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,112)	(478,284)	(473,316)	688
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,906)	(551,355)	(522,751)	21,628
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,866)	(285,407)	(388,738)	(107,303)
Progyny, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,968)	(73,924)	(75,079)	(1,817)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(19,891)	(1,433,415)	(953,575)	467,217
RadNet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,860)	(87,618)	(139,168)	(63,215)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(26,925)	(954,112)	(726,975)	218,731
Shockwave Medical, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,911)	(1,823,874)	(2,576,059)	(768,244)
SI-BONE, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,483)	(38,957)	(40,647)	(2,044)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(14,088)	(816,618)	(539,289)	272,331
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(2,549)	(585,308)	(573,066)	5,896
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(29,718)	(1,468,230)	(1,052,314)	386,889
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,813)	(376,573)	(329,376)	43,872
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Treace Medical Concepts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(34,056)	$ (544,529)	$ (444,431)	$ 95,296
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,730)	(199,936)	(195,265)	(2,463)
Veeva Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,270)	(1,139,441)	(1,221,006)	(101,045)
					(874,029)	(38,054,337)	(36,403,482)	1,252,555
Household & Personal Products
Beauty Health Co. (The)	USFF -0.653%	Weekly	MS	01/12/29	(2,835)	(12,673)	(12,587)	(37)
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,415)	(2,574,887)	(2,651,039)	(109,158)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/10/28	(906)	(40,379)	(35,008)	5,005
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,217)	(2,322,657)	(2,590,929)	(341,101)
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,328)	(763,940)	(748,637)	5,754
					(47,701)	(5,714,536)	(6,038,200)	(439,537)
Materials
AdvanSix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(46)	(1,303)	(1,316)	(35)
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,666)	(2,109,466)	(1,857,242)	204,261
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10,009)	(1,538,675)	(1,318,586)	99,229
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,796)	(145,554)	(162,057)	(18,767)
Algoma Steel Group, Inc. (Canada)	USFF -2.380%	Weekly	MS	01/10/28	(42,733)	(343,082)	(362,803)	(32,397)
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,737)	(724,666)	(655,982)	50,966
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(10,411)	(124,603)	(160,225)	(40,409)
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(588,762)	(2,885,594)	(2,219,633)	632,873
Commercial Metals Co.	USFF -0.250%	Weekly	MS	07/11/28	(11,562)	(606,534)	(679,499)	(80,393)
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,850)	(98,549)	(76,339)	21,087
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,371)	(342,468)	(309,746)	26,394
DuPont de Nemours, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,584)	(992,041)	(1,041,485)	(62,447)
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,479)	(36,145)	(38,791)	(2,975)
Equinox Gold Corp. (Canada)	USFF -0.830%	Weekly	MS	07/23/25	(254,737)	(1,902,587)	(1,533,517)	351,249
ERO Copper Corp. (Canada)	USFF -0.780%	Weekly	MS	01/12/29	(399)	(7,498)	(7,693)	(272)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(102,013)	(601,462)	(599,836)	(10,419)
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(60,876)	(3,888,773)	(3,877,801)	(101,956)
Ginkgo Bioworks Holdings, Inc.	USFF -6.197%	Weekly	MS	07/11/28	(391,094)	(519,467)	(453,669)	61,216
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/11/28	(13,211)	$ (344,692)	$ (385,497)	$ (45,158)
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(546)	(41,717)	(41,933)	(594)
Hecla Mining Co.	USFF -0.247%	Weekly	MS	07/08/27	(194,668)	(933,335)	(936,353)	(13,300)
Hudbay Minerals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(44,569)	(218,647)	(311,983)	(100,237)
IAMGOLD Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(164,358)	(414,433)	(547,312)	(141,591)
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(15,745)	(1,072,035)	(751,036)	313,903
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,985)	(132,433)	(166,561)	(42,087)
LSB Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,385)	(11,286)	(12,160)	(984)
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(22,589)	(216,756)	(238,992)	(24,155)
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(137)	(5,338)	(2,569)	2,209
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(17,631)	(752,094)	(786,872)	(58,039)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(15,637)	(495,568)	(507,577)	(16,702)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/10/28	(47,853)	(963,083)	(684,298)	270,300
Newmont Corp.	USFF -0.250%	Weekly	MS	01/12/29	(103,970)	(3,470,881)	(3,726,285)	(304,526)
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(11,358)	(742,236)	(616,853)	100,063
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,907)	(406,829)	(363,437)	39,603
Pan American Silver Corp. (Canada)	USFF -0.980%	Weekly	MS	07/08/27	(18,213)	(303,227)	(274,652)	19,317
Radius Recycling, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,557)	(517,672)	(244,199)	255,387
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,844)	(89,676)	(95,274)	(6,496)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(92,729)	(527,315)	(486,827)	31,661
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,714)	(643,004)	(602,922)	17,558
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,245)	(505,391)	(546,057)	(53,596)
Southern Copper Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,438)	(450,809)	(472,736)	(25,904)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(121,563)	(1,693,139)	(542,171)	1,137,304
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(4,673)	(544,589)	(420,757)	104,760
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/05/26	(6,325)	(329,743)	(390,506)	(66,933)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(11,371)	(479,562)	(520,564)	(51,687)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,360)	(84,250)	(89,813)	(6,315)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(98,754)	(1,320,902)	(1,713,382)	(434,263)
United States Lime & Minerals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(96)	(28,572)	(28,621)	(312)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(70,111)	$ (3,197,156)	$ (2,859,127)	$ 305,386
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(9,020)	(404,768)	(425,113)	(23,918)
					(2,671,687)	(38,209,605)	(35,148,659)	2,277,859
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(54,844)	(380,860)	(143,143)	242,685
Angi, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(63,960)	(924,856)	(167,575)	757,705
Bumble, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,616)	(63,028)	(63,742)	(1,280)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(72,587)	(2,517,359)	(1,034,365)	1,460,834
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(100,189)	(2,456,179)	(2,577,863)	(154,027)
Fox Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(19,630)	(591,136)	(613,830)	(29,867)
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,012)	(290,033)	(214,000)	74,967
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(17,012)	(236,424)	(169,610)	64,723
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(31,138)	(367,781)	(289,895)	74,639
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,421)	(183,633)	(212,557)	(33,662)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,070)	(751,477)	(750,996)	(6,477)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(38,867)	(384,419)	(417,820)	(39,471)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,283)	(719,816)	(737,918)	(28,634)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	01/10/28	(35,275)	(542,623)	(415,187)	115,701
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,156)	(130,236)	(119,013)	7,906
Shutterstock, Inc.	USFF -0.680%	Weekly	MS	01/12/29	(2,921)	(146,435)	(133,811)	11,783
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(184,257)	(2,068,073)	(2,115,270)	(65,405)
Stagwell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,963)	(28,155)	(30,870)	(2,974)
Taboola.com Ltd. (Israel)	USFF -0.730%	Weekly	MS	01/12/29	(12,670)	(55,179)	(56,255)	(1,572)
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,519)	(1,822,861)	(1,858,946)	(52,135)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(22,492)	(1,874,185)	(1,943,534)	(85,851)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Vivid Seats, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(16,618)	$ (94,651)	$ (99,542)	$ (5,735)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,100)	(155,038)	(132,384)	22,832
					(718,600)	(16,784,437)	(14,298,126)	2,326,685
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.688%	Weekly	MS	07/11/28	(62,923)	(329,869)	(285,041)	41,914
Arcturus Therapeutics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,119)	(74,660)	(71,559)	2,434
Arcus Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,724)	(29,379)	(32,549)	(3,440)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(37,126)	(1,060,660)	(1,061,804)	(10,487)
Aurinia Pharmaceuticals, Inc. (Canada)	USFF -0.630%	Weekly	MS	01/12/29	(29,297)	(155,100)	(146,778)	6,946
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,750)	(487,199)	(530,577)	(56,542)
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,955)	(202,507)	(235,809)	(35,095)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(138,522)	(1,176,000)	(1,469,718)	(304,077)
Biogen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,310)	(970,213)	(929,365)	32,945
BioMarin Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,613)	(234,099)	(228,219)	4,033
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(16,433)	(1,251,237)	(1,156,719)	80,695
Bridgebio Pharma, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,649)	(306,884)	(329,267)	(26,595)
Cabaletta Bio, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,500)	(25,738)	(25,590)	(90)
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,627)	(1,391,181)	(712,794)	667,424
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,251)	(814,793)	(880,858)	(75,206)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(51,123)	(562,978)	(343,035)	214,978
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,998)	(140,356)	(164,119)	(28,068)
Disc Medicine, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(747)	(44,784)	(46,508)	(2,130)
Fortrea Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,471)	(213,399)	(219,606)	(10,047)
Geron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(219,478)	(473,337)	(724,277)	(260,772)
HilleVax, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(141)	(2,273)	(2,345)	(103)
Immatics NV (Netherlands)	USFF -1.130%	Weekly	MS	01/12/29	(6,397)	(76,186)	(67,232)	8,272
Intellia Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20,005)	(558,637)	(550,338)	3,373
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(14,173)	$(1,723,449)	$(1,706,713)	$ 14
MacroGenics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,822)	(41,243)	(41,540)	(671)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(152,786)	(1,197,935)	(1,324,655)	(137,949)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(1,257)	(324,107)	(137,931)	182,992
Mirum Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(383)	(9,680)	(9,621)	(37)
Morphic Holding, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(682)	(22,651)	(24,006)	(1,566)
Olema Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(172)	(1,938)	(1,947)	(55)
Organon & Co.	USFF -0.250%	Weekly	MS	07/11/28	(35,247)	(596,450)	(662,644)	(93,379)
Pacific Biosciences of California, Inc.	USFF -0.266%	Weekly	MS	01/12/29	(6,393)	(22,967)	(23,974)	(1,220)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,518)	(341,838)	(336,556)	2,253
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(120,386)	(3,301,656)	(3,340,711)	(69,806)
Phathom Pharmaceuticals, Inc.	USFF -5.230%	Weekly	MS	01/12/29	(1,445)	(15,584)	(15,346)	90
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(29,779)	(593,930)	(443,707)	144,986
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(7,502)	(348,732)	(185,825)	159,828
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,471)	(147,530)	(159,151)	(17,187)
Relay Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,925)	(46,537)	(49,178)	(3,061)
Repligen Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,093)	(1,348,077)	(1,304,545)	28,416
Revance Therapeutics, Inc.	USFF -0.267%	Weekly	MS	07/11/28	(47,745)	(598,156)	(234,905)	357,977
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,708)	(838,442)	(809,340)	20,771
SIGA Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,004)	(8,449)	(8,594)	(462)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(44,241)	(837,376)	(531,334)	304,216
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,686)	(179,982)	(193,949)	(15,922)
Tango Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,133)	(17,146)	(16,936)	48
Tilray Brands, Inc.	USFF -7.350%	Weekly	MS	07/11/28	(311,822)	(567,532)	(770,200)	(207,673)
Travere Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(870)	(12,218)	(6,708)	5,392
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,343)	(158,628)	(160,050)	(2,829)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Veracyte, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,046)	$ (22,231)	$ (23,179)	$ (1,155)
Vericel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,990)	(179,118)	(207,560)	(30,476)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,415)	(199,566)	(129,837)	67,963
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,615)	(1,418,430)	(1,430,492)	(24,553)
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,946)	(200,426)	(131,585)	68,401
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(641)	(27,398)	(27,595)	(449)
Zymeworks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,291)	(70,819)	(66,181)	4,003
					(1,513,689)	(26,001,690)	(24,730,602)	989,262
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,008)	(342,051)	(296,776)	46,031
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(9,236)	(233,693)	(203,561)	28,064
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(7,529)	(592,048)	(382,247)	207,939
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,873)	(963,764)	(963,831)	(21,287)
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,218)	(358,082)	(367,869)	(12,949)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,911)	(1,417,662)	(1,320,013)	88,686
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,067)	(893,315)	(1,024,110)	(151,869)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,781)	(505,040)	(628,827)	(131,997)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(6,159)	(211,557)	(237,861)	(30,753)
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,443)	(238,086)	(313,706)	(80,345)
indie Semiconductor, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,258)	(27,187)	(30,147)	(3,210)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,154)	(155,186)	(158,678)	(5,074)
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,280)	(1,075,156)	(1,117,124)	(59,561)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,823)	(2,143,205)	(2,374,072)	(249,736)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,693)	(238,437)	(261,760)	(35,686)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(78,139)	(1,663,305)	(1,458,855)	189,804
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,317)	(1,582,632)	(1,382,131)	175,705
Semtech Corp.	USFF -0.250%	Weekly	MS	01/10/28	(20,173)	(456,863)	(554,556)	(108,170)
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,697)	(1,103,990)	(1,106,213)	(12,510)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,835)	(476,056)	(450,767)	21,090
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(657)	$ (73,924)	$ (74,129)	$ (867)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,621)	(3,030,908)	(3,069,754)	(95,792)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,241)	(146,463)	(194,832)	(54,558)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,676)	(812,191)	(787,672)	14,792
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,916)	(139,063)	(137,726)	(47)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,232)	(893,516)	(773,844)	111,799
					(314,937)	(19,773,380)	(19,671,061)	(170,501)
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,037)	(138,259)	(137,407)	(376)
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,076)	(368,819)	(434,254)	(70,638)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,388)	(180,278)	(201,213)	(22,832)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,322)	(390,338)	(361,301)	27,663
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,948)	(43,816)	(42,954)	465
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(6,899)	(259,386)	(275,615)	(21,860)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(11,250)	(677,526)	(778,725)	(127,845)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(34,673)	(615,018)	(537,085)	72,668
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,580)	(513,444)	(550,262)	(41,347)
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,179)	(837,458)	(815,365)	14,714
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(5,593)	(289,057)	(292,066)	(5,563)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,847)	(157,380)	(122,966)	33,251
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,566)	(1,309,044)	(1,275,856)	17,476
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(599)	(27,320)	(26,536)	533
Cerence, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,174)	(373,105)	(254,741)	115,070
Cipher Mining, Inc.	USFF -3.680%	Weekly	MS	01/12/29	(54,495)	(185,638)	(280,649)	(131,573)
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(32,788)	(558,116)	(580,020)	(26,825)
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,030)	(151,445)	(153,865)	(4,088)
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,490)	(376,042)	(376,127)	(3,427)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,957)	(693,223)	(596,208)	94,016
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(7,900)	(796,269)	(791,896)	(2,644)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,174)	(584,868)	(415,446)	171,695
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/12/29	(158)	$ (209,642)	$ (197,438)	$ 14,960
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(45,217)	(608,474)	(586,464)	16,645
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,023)	(2,010,687)	(2,051,059)	(58,074)
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(547)	(9,934)	(9,961)	(126)
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,811)	(856,478)	(863,249)	(14,931)
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(722)	(8,862)	(8,873)	(101)
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(13,849)	(386,763)	(373,231)	9,797
Intapp, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,614)	(335,871)	(329,760)	3,145
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/06/26	(8,123)	(295,597)	(149,057)	144,893
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(52,296)	(1,409,847)	(735,282)	662,150
Matterport, Inc.	USFF -0.256%	Weekly	MS	01/12/29	(479)	(1,074)	(1,083)	(29)
Model N, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,602)	(170,048)	(187,959)	(19,418)
nCino, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,501)	(223,663)	(280,387)	(65,695)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(59,013)	(430,388)	(323,981)	102,589
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(4,690)	(200,525)	(182,113)	13,594
PowerSchool Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(21,156)	(489,827)	(450,411)	35,537
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(6,495)	(197,081)	(225,636)	(31,499)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(29,528)	(671,505)	(688,298)	(22,713)
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(13,161)	(2,292,924)	(2,126,818)	143,708
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(44,764)	(601,633)	(549,254)	47,494
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,123)	(179,745)	(186,474)	(8,322)
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,471)	(659,685)	(633,541)	20,328
Zscaler, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,002)	(2,021,534)	(1,926,685)	77,051
					(658,310)	(23,797,636)	(22,367,571)	1,159,516
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(41,040)	(791,913)	(223,258)	598,046
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,267)	(942,924)	(843,069)	90,130
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,931)	(639,041)	(690,699)	(75,303)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,060)	(626,040)	(653,827)	(34,255)
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,680)	(204,858)	(230,477)	(38,397)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,084)	(565,703)	(467,025)	93,962
Celestica, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(13,781)	(536,092)	(619,318)	(107,733)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(45,897)	(1,858,212)	(1,946,951)	(106,206)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,294)	$ (303,550)	$ (320,922)	$ (38,720)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(99,744)	(1,055,937)	(1,340,559)	(298,210)
Infinera Corp.	USFF -0.580%	Weekly	MS	01/12/29	(19,213)	(95,417)	(115,854)	(21,288)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,882)	(773,970)	(773,887)	(12,313)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(19,435)	(1,143,047)	(920,247)	212,732
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(1,870)	(301,570)	(326,820)	(28,752)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(190)	(26,769)	(27,136)	(613)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/11/28	(12,238)	(665,980)	(760,959)	(108,130)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,183)	(520,178)	(507,886)	7,908
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(4,847)	(1,252,693)	(561,525)	666,724
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(31,062)	(937,704)	(561,912)	367,530
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(52,434)	(514,182)	(476,625)	32,829
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(36,381)	(806,567)	(825,121)	(29,096)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(10,253)	(2,523,256)	(3,090,664)	(606,347)
					(466,766)	(17,085,603)	(16,284,741)	564,498
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(28,593)	(1,929,193)	(1,867,981)	(30,780)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(31,623)	(877,164)	(774,763)	96,868
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,362)	(18,531)	(19,642)	(1,285)
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,107)	(172,493)	(88,739)	84,736
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(11,403)	(486,954)	(467,523)	4,930
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/23/25	(10,430)	(314,172)	(181,169)	68,992
United States Cellular Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,413)	(119,808)	(124,575)	(5,832)
					(108,931)	(3,918,315)	(3,524,392)	217,629
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(54,349)	(1,107,611)	(747,842)	350,013
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,403)	(450,703)	(404,235)	41,335
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(7,536)	(567,170)	(566,783)	(6,641)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(3,495)	$ (293,528)	$ (308,154)	$ (21,414)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,925)	(354,489)	(355,592)	(6,110)
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/12/29	(7,607)	(153,478)	(154,650)	(4,018)
Golden Ocean Group Ltd. (Bermuda)	USFF -0.980%	Weekly	MS	07/11/28	(25,694)	(209,540)	(332,994)	(146,470)
Hawaiian Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,642)	(246,991)	(235,168)	9,639
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,057)	(149,079)	(108,141)	40,084
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(108,164)	(540,280)	(802,577)	(269,843)
Joby Aviation, Inc.	USFF -1.130%	Weekly	MS	01/12/29	(229)	(1,232)	(1,227)	(18)
Matson, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,562)	(317,943)	(400,369)	(86,720)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,386)	(602,949)	(608,120)	(11,694)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,260)	(259,000)	(268,126)	(11,416)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(30,933)	(772,868)	(700,323)	61,495
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/11/28	(20,475)	(755,695)	(597,665)	140,313
Spirit Airlines, Inc.	USFF -5.680%	Weekly	MS	07/11/28	(43,939)	(516,136)	(212,665)	290,991
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(16,906)	(319,176)	(255,112)	61,245
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,441)	(196,816)	(229,782)	(37,524)
United Parcel Service, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(10,708)	(1,665,168)	(1,591,530)	107,757
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13)	(481)	(479)	(14)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,149)	(814,482)	(670,869)	128,819
					(405,873)	(10,294,815)	(9,552,403)	629,809
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(81,400)	(1,375,684)	(1,459,502)	(103,704)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(171,900)	(1,191,153)	(1,086,408)	48,478
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(19,123)	(973,265)	(963,799)	(13,463)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,587)	(17,264)	(17,146)	(45)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(22,737)	(1,620,811)	(1,681,629)	(91,187)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,536)	(230,682)	(218,350)	1,109
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,518)	$ (180,595)	$ (181,900)	$ (2,905)
Avista Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,442)	(240,448)	(190,579)	36,490
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(13,146)	(700,487)	(611,026)	73,496
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,701)	(485,635)	(504,417)	(24,828)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(13,141)	(286,082)	(302,900)	(20,288)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,523)	(965,501)	(1,009,526)	(59,625)
Edison International	USFF -0.250%	Weekly	MS	01/12/29	(1,986)	(129,282)	(140,470)	(13,885)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,133)	(517,166)	(542,455)	(31,151)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(31,629)	(1,788,727)	(1,688,356)	30,102
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(13,118)	(500,716)	(492,843)	(7,779)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(24,689)	(990,263)	(953,489)	29,333
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,071)	(1,267,963)	(1,214,165)	25,902
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,692)	(286,141)	(290,634)	(7,022)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(5,002)	(355,391)	(262,605)	86,298
National Fuel Gas Co.	USFF -0.250%	Weekly	MS	07/11/28	(18,236)	(932,738)	(979,638)	(74,057)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,350)	(315,287)	(341,919)	(32,172)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(39,832)	(1,074,311)	(1,101,753)	(75,749)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(10,710)	(540,469)	(398,626)	105,767
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,199)	(501,334)	(417,575)	32,405
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,808)	(1,271,626)	(1,046,332)	207,859
Otter Tail Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,937)	(170,932)	(167,357)	2,061
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/11/28	(12,338)	(894,498)	(922,019)	(50,068)
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(29,153)	(1,179,493)	(1,097,319)	62,419
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(28,644)	(1,246,936)	(1,203,048)	3,365
PPL Corp.	USFF -0.250%	Weekly	MS	01/12/29	(27,916)	(745,094)	(768,527)	(36,660)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(20,427)	(1,512,400)	(1,467,271)	(10,434)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(1,588)	(89,791)	(89,865)	(875)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(5,576)	(394,464)	(400,022)	(16,973)
Sunnova Energy International, Inc.	USFF -0.730%	Weekly	MS	07/11/28	(46,632)	(553,531)	(285,854)	262,648
					(731,420)	(25,526,160)	(24,499,324)	334,862

Total Reference Entity — Short						(407,310,756)	(392,608,866)	8,225,580
Net Value of Reference Entity						$(273,269,626)	$(229,065,082)	$47,989,240

*	Includes $3,784,696 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 50.4%
Automobiles & Components — 0.7%
Adient PLC (Ireland)*	229	$ 7,539
American Axle & Manufacturing Holdings, Inc.*	381	2,804
Aptiv PLC (Jersey)*	23	1,832
BorgWarner, Inc.(a)	2,974	103,317
Ford Motor Co.(a)	35,036	465,278
Garrett Motion, Inc.*	101	1,004
General Motors Co.(a)	12,334	559,347
Gentherm, Inc.*	377	21,708
Goodyear Tire & Rubber Co. (The)*	3,946	54,179
LCI Industries	1,299	159,855
Lear Corp.	446	64,616
Modine Manufacturing Co.*	107	10,185
Visteon Corp.(a)*	935	109,965
		1,561,629
Capital Goods — 6.4%
3M Co.	161	17,077
A. O. Smith Corp.	533	47,682
AAR Corp.*	72	4,311
Acuity Brands, Inc.	174	46,759
AMETEK, Inc.	15	2,744
Array Technologies, Inc.*	4,938	73,626
AZEK Co., Inc. (The)*	2,131	107,019
Beacon Roofing Supply, Inc.*	420	41,168
Blue Bird Corp.*	207	7,936
Boise Cascade Co.	125	19,171
Builders FirstSource, Inc.*	303	63,191
BWX Technologies, Inc.	1,134	116,371
Cadre Holdings, Inc.	107	3,873
Carlisle Cos., Inc.	320	125,392
Carrier Global Corp.	1,095	63,652
Caterpillar, Inc.(a)	125	45,804
Chart Industries, Inc.*	274	45,133
Comfort Systems USA, Inc.(a)	924	293,564
Core & Main, Inc., Class A*	1,002	57,365
Crane Co.	1,236	167,021
CSW Industrials, Inc.	78	18,299
Cummins, Inc.	286	84,270
Curtiss-Wright Corp.	168	42,998
Deere & Co.	371	152,385
DNOW, Inc.*	1,368	20,794
Donaldson Co., Inc.	1,352	100,967
Dover Corp.	396	70,167
Eaton Corp. PLC (Ireland)	969	302,987
EMCOR Group, Inc.(a)	709	248,292
Emerson Electric Co.(a)	674	76,445
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Enerpac Tool Group Corp.	1,081	$ 38,548
EnerSys (a)	1,403	132,527
Enpro, Inc.	357	60,251
Esab Corp.	446	49,314
Fastenal Co.(a)	846	65,260
Federal Signal Corp.	262	22,236
Flowserve Corp.	3,016	137,771
Fluence Energy, Inc.*	7,153	124,033
Fortune Brands Innovations, Inc.(a)	832	70,445
Gates Industrial Corp. PLC (United Kingdom)*	3,189	56,477
Generac Holdings, Inc.(a)*	3,219	406,045
General Dynamics Corp.(a)	1,365	385,599
General Electric Co.(a)	1,612	282,954
Gibraltar Industries, Inc.*	1,089	87,697
Gorman-Rupp Co. (The)	2	79
Graco, Inc.	434	40,562
Griffon Corp.(a)	4,581	335,971
Hillman Solutions Corp.*	8,446	89,865
Honeywell International, Inc.(a)	3,089	634,017
Howmet Aerospace, Inc.	1,143	78,216
Hubbell, Inc.	270	112,064
Huntington Ingalls Industries, Inc.(a)	689	200,823
Illinois Tool Works, Inc.(a)	1,119	300,261
Ingersoll Rand, Inc.(a)	3,865	366,982
ITT, Inc.	460	62,574
Kadant, Inc.	148	48,559
Kaman Corp.	147	6,743
Kennametal, Inc.	2,241	55,891
L3Harris Technologies, Inc.	190	40,489
Leonardo DRS, Inc.*	650	14,359
Lincoln Electric Holdings, Inc.(a)	1,118	285,582
Lindsay Corp.	781	91,892
Lockheed Martin Corp.(a)	1,743	792,838
Masco Corp.(a)	5,175	408,204
MDU Resources Group, Inc.(a)	12,101	304,945
Middleby Corp. (The)*	1,035	166,418
MSC Industrial Direct Co., Inc., Class A(a)	3,275	317,806
Mueller Industries, Inc.(a)	1,737	93,676
NEXTracker, Inc., Class A*	818	46,029
Nikola Corp.*	4,052	4,214
Otis Worldwide Corp.(a)	2,026	201,121
PACCAR, Inc.	305	37,786
Parker-Hannifin Corp.(a)	590	327,916
Powell Industries, Inc.	2,153	306,372

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Proto Labs, Inc.*	203	$ 7,257
Quanex Building Products Corp.	118	4,535
Quanta Services, Inc.(a)	3,085	801,483
Regal Rexnord Corp.	199	35,840
Resideo Technologies, Inc.*	3,527	79,075
RTX Corp.(a)	1,908	186,087
Snap-on, Inc.(a)	984	291,480
SPX Technologies, Inc.*	641	78,926
Stanley Black & Decker, Inc.(a)	4,495	440,195
Stantec, Inc. (Canada)	62	5,148
Sterling Infrastructure, Inc.(a)*	1,439	158,736
Tennant Co.	1,024	124,529
Terex Corp.(a)	2,839	182,832
Textron, Inc.(a)	5,376	515,720
Trane Technologies PLC (Ireland)	664	199,333
Trex Co., Inc.*	1,519	151,520
Tutor Perini Corp.*	132	1,909
UFP Industries, Inc.(a)	1,085	133,466
United Rentals, Inc.(a)	558	402,379
Wabash National Corp.	5,538	165,808
Watts Water Technologies, Inc., Class A(a)	664	141,133
Woodward, Inc.(a)	1,528	235,495
WW Grainger, Inc.(a)	260	264,498
Xylem, Inc.	269	34,766
Zurn Elkay Water Solutions Corp.(a)	6,812	227,998
		15,028,022
Commercial & Professional Services — 1.3%
ACV Auctions, Inc., Class A*	1,311	24,607
ASGN, Inc.*	155	16,238
Automatic Data Processing, Inc.	31	7,742
Booz Allen Hamilton Holding Corp.	196	29,094
Brady Corp., Class A	213	12,627
Brink's Co. (The)	84	7,760
Broadridge Financial Solutions, Inc.	108	22,125
Cimpress PLC (Ireland)*	81	7,169
Cintas Corp.	153	105,116
Conduent, Inc.*	67	226
Copart, Inc.(a)*	10	579
CSG Systems International, Inc.	769	39,634
Enviri Corp.*	581	5,316
Healthcare Services Group, Inc.*	1,379	17,210
HireRight Holdings Corp.*	36	514
Jacobs Solutions, Inc.(a)	2,167	333,133
Leidos Holdings, Inc.(a)	2,493	326,807
ManpowerGroup, Inc.	1,751	135,948
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Maximus, Inc.	585	$ 49,082
MillerKnoll, Inc.	1,656	41,003
MSA Safety, Inc.	320	61,949
OPENLANE, Inc.*	2,597	44,928
Parsons Corp.*	2,520	209,034
Republic Services, Inc.(a)	1,476	282,565
Robert Half, Inc.(a)	2,522	199,944
Science Applications International Corp.	405	52,808
SS&C Technologies Holdings, Inc.	141	9,076
Steelcase, Inc., Class A	6,188	80,939
Sterling Check Corp.*	145	2,332
TaskUS, Inc., Class A*	188	2,190
TELUS International CDA, Inc. (Canada)*	171	1,447
Tetra Tech, Inc.(a)	1,516	280,020
Veralto Corp.(a)	3,598	318,999
Verisk Analytics, Inc.(a)	77	18,151
Waste Connections, Inc. (Canada)	1,086	186,803
Waste Management, Inc.	409	87,178
		3,020,293
Consumer Discretionary Distribution & Retail — 2.0%
Abercrombie & Fitch Co., Class A*	129	16,168
Amazon.com, Inc.(a)*	1,765	318,371
AutoZone, Inc.*	17	53,578
Bath & Body Works, Inc.	774	38,715
Best Buy Co., Inc.	3	246
CarMax, Inc.*	118	10,279
Carvana Co.(a)*	3,509	308,476
eBay, Inc.(a)	5,643	297,837
Etsy, Inc.(a)*	3,604	247,667
Gap, Inc. (The)(a)	12,207	336,303
Genuine Parts Co.	71	11,000
Hibbett, Inc.	199	15,285
Home Depot, Inc. (The)(a)	2,250	863,100
Kohl's Corp.	6,351	185,132
LKQ Corp.	1,382	73,813
Monro, Inc.	2,159	68,095
ODP Corp. (The)(a)*	3,490	185,144
Pool Corp.(a)	457	184,399
Ross Stores, Inc.	891	130,763
Signet Jewelers Ltd. (Bermuda)	3,994	399,680
TJX Cos., Inc. (The)(a)	3,635	368,662
Ulta Beauty, Inc.*	694	362,879
Wayfair, Inc., Class A*	510	34,619

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Williams-Sonoma, Inc.	184	$ 58,425
Winmark Corp.	183	66,191
		4,634,827
Consumer Durables & Apparel — 1.7%
Carter's, Inc.	841	71,216
Cricut, Inc., Class A	52	247
Deckers Outdoor Corp.*	258	242,845
Figs, Inc., Class A*	20,097	100,083
Garmin Ltd. (Switzerland)	2,200	327,514
G-III Apparel Group Ltd.*	3,889	112,820
Hasbro, Inc.	1,981	111,966
Helen of Troy Ltd. (Bermuda)*	1,230	141,745
Leggett & Platt, Inc.	3,853	73,785
Lululemon Athletica, Inc.*	49	19,142
Mattel, Inc.(a)*	21,869	433,225
Mohawk Industries, Inc.(a)*	1,866	244,241
Newell Brands, Inc.	466	3,742
NIKE, Inc., Class B(a)	1,400	131,572
NVR, Inc.(a)*	14	113,399
Polaris, Inc.	496	49,659
PulteGroup, Inc.(a)	3,487	420,602
PVH Corp.(a)	988	138,923
Ralph Lauren Corp.(a)	2,013	377,961
Smith & Wesson Brands, Inc.	64	1,111
Sonos, Inc.*	4,395	83,769
Tapestry, Inc.(a)	3,472	164,851
TopBuild Corp.*	200	88,146
Under Armour, Inc., Class C*	754	5,384
Vista Outdoor, Inc.*	3,531	115,746
Worthington Enterprises, Inc.	1,954	121,597
YETI Holdings, Inc.(a)*	8,548	329,525
		4,024,816
Consumer Services — 1.9%
ADT, Inc.	2,480	16,666
Aramark	1,984	64,520
Booking Holdings, Inc.(a)	61	221,301
Bright Horizons Family Solutions, Inc.*	191	21,652
Brinker International, Inc.*	3,893	193,404
Caesars Entertainment, Inc.(a)*	4,614	201,816
Dine Brands Global, Inc.	438	20,358
DoorDash, Inc., Class A*	129	17,766
DraftKings, Inc., Class A*	1,471	66,798
European Wax Center, Inc., Class A*	520	6,750
Expedia Group, Inc.*	1,490	205,247
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Frontdoor, Inc.(a)*	5,975	$ 194,665
Grand Canyon Education, Inc.*	434	59,115
International Game Technology PLC (United Kingdom)	718	16,220
Las Vegas Sands Corp.(a)	3,793	196,098
McDonald's Corp.(a)	2,160	609,012
MGM Resorts International(a)*	2,245	105,986
Papa John's International, Inc.	890	59,274
Royal Caribbean Cruises Ltd. (Liberia)*	5,660	786,797
Shake Shack, Inc., Class A*	470	48,894
Six Flags Entertainment Corp.*	2,946	77,539
Starbucks Corp.(a)	1,749	159,841
Strategic Education, Inc.	246	25,613
Sweetgreen, Inc., Class A*	2,155	54,435
Vail Resorts, Inc.	253	56,376
Wyndham Hotels & Resorts, Inc.	2,665	204,539
Wynn Resorts Ltd.	2,095	214,172
Yum! Brands, Inc.(a)	3,727	516,749
		4,421,603
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A	916	19,639
Costco Wholesale Corp.(a)	402	294,517
Dollar General Corp.	728	113,612
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	45,368	—
Grocery Outlet Holding Corp.*	2,157	62,078
Kroger Co. (The)(a)	13,880	792,964
Performance Food Group Co.*	207	15,451
Sysco Corp.(a)	2,435	197,673
Target Corp.(a)	6,755	1,197,054
US Foods Holding Corp.(a)*	1,802	97,254
Walgreens Boots Alliance, Inc.	3,648	79,125
Walmart, Inc.(a)	7,893	474,922
Weis Markets, Inc.	162	10,433
		3,354,722
Energy — 3.3%
Antero Midstream Corp.	1,271	17,870
APA Corp.	19	653
Archrock, Inc.	1,669	32,829
Baker Hughes Co.(a)	4,354	145,859
Berry Corp.	813	6,545
Borr Drilling Ltd. (Bermuda)	2,196	15,043
California Resources Corp.	1,444	79,564
Cameco Corp. (Canada)	530	22,960

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Canadian Natural Resources Ltd. (Canada)	4,599	$ 350,996
Cheniere Energy, Inc.(a)	1,385	223,373
Chesapeake Energy Corp.(a)	754	66,978
Chord Energy Corp.	81	14,437
ConocoPhillips	528	67,204
CONSOL Energy, Inc.	575	48,162
Coterra Energy, Inc.	5,239	146,063
CVR Energy, Inc.	433	15,441
Delek US Holdings, Inc.	1,521	46,756
Devon Energy Corp.(a)	9,412	472,294
DHT Holdings, Inc. (Marshall Islands)	3,919	45,068
Diamondback Energy, Inc.(a)	1,316	260,792
Dorian LPG Ltd. (Marshall Islands)	9,976	383,677
Enbridge, Inc. (Canada)	3,767	136,290
Enerplus Corp. (Canada)	3,624	71,248
EOG Resources, Inc.	637	81,434
Equitrans Midstream Corp.	7,242	90,453
Exxon Mobil Corp.(a)	7,490	870,638
Gulfport Energy Corp.*	473	75,737
Halliburton Co.	3,506	138,206
Helix Energy Solutions Group, Inc.*	7,782	84,357
Helmerich & Payne, Inc.(a)	8,680	365,081
Kinder Morgan, Inc.	8,651	158,659
Marathon Oil Corp.(a)	14,451	409,541
Marathon Petroleum Corp.(a)	1,885	379,827
Murphy Oil Corp.(a)	3,146	143,772
Nabors Industries Ltd. (Bermuda)*	1,215	104,648
Nordic American Tankers Ltd. (Bermuda)	18,752	73,508
Occidental Petroleum Corp.(a)	9,535	619,680
Pembina Pipeline Corp. (Canada)	1,951	68,948
Phillips 66(a)	1,758	287,152
Pioneer Natural Resources Co.(a)	2,120	556,500
REX American Resources Corp.*	10	587
Schlumberger NV (Curacao)	2,234	122,446
Targa Resources Corp.	229	25,646
TC Energy Corp. (Canada)	62	2,492
TechnipFMC PLC (United Kingdom)	12,347	310,033
Transocean Ltd. (Switzerland)*	10,307	64,728
US Silica Holdings, Inc.(a)*	7,728	95,904
Valero Energy Corp.	306	52,231
		7,852,310
Financial Services — 2.2%
AvidXchange Holdings, Inc.*	814	10,704
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Berkshire Hathaway, Inc., Class B(a)*	2,436	$ 1,024,387
Cboe Global Markets, Inc.	481	88,374
CME Group, Inc.(a)	749	161,252
Corpay, Inc.*	625	192,837
Donnelley Financial Solutions, Inc.*	145	8,991
FactSet Research Systems, Inc.	30	13,632
Fiserv, Inc.(a)*	5,679	907,618
Franklin Resources, Inc.(a)	6,645	186,791
Intercontinental Exchange, Inc.(a)	2,438	335,054
International Money Express, Inc.*	1,190	27,168
Mastercard, Inc., Class A	353	169,994
Morningstar, Inc.	628	193,656
NCR Atleos Corp.(a)*	3,714	73,352
Open Lending Corp.*	52	326
Paymentus Holdings, Inc., Class A*	2	46
Payoneer Global, Inc.*	21,247	103,260
PayPal Holdings, Inc.(a)*	10,094	676,197
S&P Global, Inc.	339	144,228
Shift4 Payments, Inc., Class A*	1,528	100,955
T Rowe Price Group, Inc.(a)	3,127	381,244
Visa, Inc., Class A(a)	1,704	475,552
		5,275,618
Food, Beverage & Tobacco — 2.1%
Altria Group, Inc.(a)	11,143	486,058
Archer-Daniels-Midland Co.	251	15,765
B&G Foods, Inc.	2,426	27,753
Bunge Global SA (Switzerland)	94	9,637
Campbell Soup Co.	939	41,739
Celsius Holdings, Inc.(a)*	489	40,548
Coca-Cola Co. (The)(a)	12,198	746,274
Conagra Brands, Inc.	2,409	71,403
Constellation Brands, Inc., Class A(a)	1,111	301,925
Dole PLC (Ireland)	503	6,001
General Mills, Inc.(a)	2,865	200,464
Hormel Foods Corp.	5,889	205,467
Ingredion, Inc.	1,791	209,278
Kellanova (a)	9,955	570,322
Keurig Dr Pepper, Inc.(a)	14,427	442,476
Kraft Heinz Co. (The)(a)	9,318	343,834
Lancaster Colony Corp.	204	42,357
McCormick & Co., Inc., non-voting shares	2,955	226,974
Molson Coors Beverage Co., Class B	1,704	114,594
Mondelez International, Inc., Class A(a)	3,759	263,130

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.(a)	2,315	$ 212,100
Primo Water Corp. (Canada)	4,939	89,939
Simply Good Foods Co. (The)*	6,350	216,090
SunOpta, Inc. (Canada)*	1,349	9,268
Tootsie Roll Industries, Inc.	8	256
Vector Group Ltd.	2,045	22,413
Vita Coco Co., Inc. (The)*	2,927	71,507
Vital Farms, Inc.*	320	7,440
		4,995,012
Health Care Equipment & Services — 3.2%
Align Technology, Inc.*	25	8,198
Astrana Health, Inc.*	519	21,793
Avanos Medical, Inc.*	199	3,962
Baxter International, Inc.	2,105	89,968
Becton Dickinson & Co.(a)	442	109,373
Cardinal Health, Inc.	980	109,662
Cencora, Inc.	111	26,972
Centene Corp.*	1,393	109,323
Cigna Group (The)	480	174,331
CONMED Corp.	2,149	172,092
Cross Country Healthcare, Inc.*	368	6,889
CVS Health Corp.(a)	950	75,772
DaVita, Inc.(a)*	2,838	391,786
Definitive Healthcare Corp.*	2,406	19,416
Evolent Health, Inc., Class A*	4,735	155,261
Fulgent Genetics, Inc.*	1,971	42,771
GE HealthCare Technologies, Inc.(a)	4,829	439,004
Haemonetics Corp.*	528	45,065
HCA Healthcare, Inc.(a)	1,011	337,199
HealthStream, Inc.	43	1,146
Hologic, Inc.(a)*	1,558	121,462
Humana, Inc.(a)	1,461	506,558
IDEXX Laboratories, Inc.(a)*	1,155	623,619
Lantheus Holdings, Inc.(a)*	3,648	227,051
LeMaitre Vascular, Inc.	158	10,485
McKesson Corp.	219	117,570
Medtronic PLC (Ireland)	10,327	899,998
Molina Healthcare, Inc.(a)*	895	367,693
National HealthCare Corp.	124	11,719
Omnicell, Inc.*	928	27,125
Owens & Minor, Inc.*	8,229	228,026
Penumbra, Inc.*	376	83,916
Phreesia, Inc.*	4,739	113,404
Privia Health Group, Inc.*	7,784	152,489
Quest Diagnostics, Inc.	783	104,225
ResMed, Inc.(a)	2,524	499,828
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Select Medical Holdings Corp.	1,038	$ 31,296
Teleflex, Inc.	263	59,483
Tenet Healthcare Corp.*	1,740	182,891
UFP Technologies, Inc.*	210	52,962
UnitedHealth Group, Inc.(a)	725	358,657
Zimmer Biomet Holdings, Inc.(a)	2,380	314,112
		7,434,552
Household & Personal Products — 0.8%
BellRing Brands, Inc.*	1,202	70,954
Clorox Co. (The)	352	53,895
Colgate-Palmolive Co.	2,045	184,152
Coty, Inc., Class A*	3,762	44,994
Estee Lauder Cos., Inc. (The), Class A	70	10,790
Kenvue, Inc.(a)	20,039	430,037
Kimberly-Clark Corp.(a)	3,683	476,396
Procter & Gamble Co. (The)(a)	2,528	410,168
Reynolds Consumer Products, Inc.	1,521	43,440
Spectrum Brands Holdings, Inc.(a)	248	22,074
WD-40 Co.	543	137,547
		1,884,447
Materials — 2.4%
Alamos Gold, Inc., Class A (Canada)	485	7,154
Alpha Metallurgical Resources, Inc.	150	49,676
Amcor PLC (Jersey)	738	7,018
AptarGroup, Inc.	119	17,123
Arch Resources, Inc.	43	6,914
Avient Corp.	52	2,257
Balchem Corp.	32	4,958
Ball Corp.	846	56,987
Berry Global Group, Inc.	517	31,268
Cabot Corp.	176	16,227
Carpenter Technology Corp.	1,778	126,985
Celanese Corp.	723	124,255
CF Industries Holdings, Inc.	1,263	105,094
Cleveland-Cliffs, Inc.(a)*	10,805	245,706
Eastman Chemical Co.	1,804	180,797
Fortuna Silver Mines, Inc. (Canada)*	28,656	106,887
Freeport-McMoRan, Inc.	2,681	126,061
Hawkins, Inc.	166	12,749
HB Fuller Co.	1,145	91,302
Innospec, Inc.	320	41,261
International Flavors & Fragrances, Inc.	2,023	173,958
International Paper Co.(a)	1,814	70,782

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Knife River Corp.*	1,410	$ 114,323
Koppers Holdings, Inc.	235	12,965
Linde PLC (Ireland)	942	437,389
LyondellBasell Industries NV, Class A (Netherlands)	3,552	363,299
Martin Marietta Materials, Inc.(a)	300	184,182
Metallus, Inc.*	40	890
Minerals Technologies, Inc.	1,239	93,272
NewMarket Corp.(a)	442	280,502
Nucor Corp.(a)	1,225	242,427
Packaging Corp. of America	965	183,138
PPG Industries, Inc.(a)	1,803	261,255
Quaker Chemical Corp.(a)	1,155	237,064
Royal Gold, Inc.(a)	2,545	310,006
RPM International, Inc.(a)	1,270	151,066
Scotts Miracle-Gro Co. (The)(a)	6,594	491,846
Sealed Air Corp.(a)	1,426	53,047
Sherwin-Williams Co. (The)(a)	927	321,975
SilverCrest Metals, Inc. (Canada)*	129	859
Sonoco Products Co.	129	7,461
Summit Materials, Inc., Class A*	672	29,951
Taseko Mines Ltd. (Canada)*	370	803
Vulcan Materials Co.(a)	735	200,596
Warrior Met Coal, Inc.	393	23,855
Westrock Co.	2,540	125,603
Worthington Steel, Inc.	36	1,291
		5,734,484
Media & Entertainment — 3.1%
Alphabet, Inc., Class A(a)*	10,073	1,520,318
Angi, Inc.*	25	66
Bumble, Inc., Class A*	386	4,381
Cable One, Inc.	10	4,231
Cinemark Holdings, Inc.(a)*	9,232	165,899
Clear Channel Outdoor Holdings, Inc.*	1,186	1,957
Comcast Corp., Class A(a)	5,973	258,930
Electronic Arts, Inc.(a)	2,050	271,974
Getty Images Holdings, Inc.*	19	79
Grindr, Inc.*	24	243
Interpublic Group of Cos., Inc. (The)(a)	8,326	271,677
Match Group, Inc.*	5,667	205,599
Meta Platforms, Inc., Class A(a)	3,757	1,824,324
Netflix, Inc.(a)*	900	546,597
News Corp., Class A	4,665	122,130
Omnicom Group, Inc.(a)	830	80,311
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Sirius XM Holdings, Inc.	43,021	$ 166,921
Spotify Technology SA (Luxembourg)*	1,809	477,395
TripAdvisor, Inc.(a)*	13,651	379,361
Vimeo, Inc.*	16,566	67,755
Walt Disney Co. (The)(a)	2,565	313,853
Warner Music Group Corp., Class A	2,695	88,989
Yelp, Inc.(a)*	6,329	249,363
ZipRecruiter, Inc., Class A*	4,011	46,086
ZoomInfo Technologies, Inc.*	9,475	151,884
		7,220,323
Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
AbbVie, Inc.	370	67,377
ADMA Biologics, Inc.*	707	4,666
Agilent Technologies, Inc.	40	5,820
Alkermes PLC (Ireland)*	2,210	59,825
Alpine Immune Sciences, Inc.*	552	21,881
Amgen, Inc.	41	11,657
Amneal Pharmaceuticals, Inc.*	747	4,527
Amphastar Pharmaceuticals, Inc.*	45	1,976
ANI Pharmaceuticals, Inc.*	120	8,296
Ardelyx, Inc.*	1,566	11,432
Azenta, Inc.*	65	3,918
Beam Therapeutics, Inc.*	506	16,718
Bio-Rad Laboratories, Inc., Class A*	69	23,865
Bristol-Myers Squibb Co.(a)	9,565	518,710
Collegium Pharmaceutical, Inc.*	2,073	80,474
Corcept Therapeutics, Inc.*	777	19,573
EyePoint Pharmaceuticals, Inc.*	2,857	59,054
Gilead Sciences, Inc.(a)	6,947	508,868
Halozyme Therapeutics, Inc.(a)*	2,286	92,995
Harmony Biosciences Holdings, Inc.(a)*	8,730	293,153
ImmunityBio, Inc.*	3,299	17,716
Incyte Corp.(a)*	9,953	567,022
IQVIA Holdings, Inc.(a)*	1,566	396,026
Ironwood Pharmaceuticals, Inc.*	1,128	9,825
Johnson & Johnson(a)	5,096	806,136
Merck & Co., Inc.(a)	6,335	835,903
Mettler-Toledo International, Inc.(a)*	276	367,436
Natera, Inc.*	253	23,139
Nurix Therapeutics, Inc.*	90	1,323
Nuvation Bio, Inc.*	18	66
QIAGEN NV (Netherlands)	390	16,766
Rhythm Pharmaceuticals, Inc.*	1,548	67,075
Scholar Rock Holding Corp.*	73	1,296

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Spyre Therapeutics, Inc.*	9	$ 341
Taysha Gene Therapies, Inc.*	38	109
Thermo Fisher Scientific, Inc.(a)	538	312,691
Twist Bioscience Corp.(a)*	7,602	260,825
United Therapeutics Corp.(a)*	221	50,768
Vera Therapeutics, Inc.*	25	1,078
Viatris, Inc.(a)	15,503	185,106
Waters Corp.*	139	47,848
WaVe Life Sciences Ltd. (Singapore)*	226	1,394
		5,784,674
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)*	804	145,114
Amkor Technology, Inc.	479	15,443
Broadcom, Inc.(a)	44	58,318
Entegris, Inc.	1,361	191,275
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	3,731	194,422
KLA Corp.(a)	530	370,242
Lam Research Corp.(a)	356	345,879
Microchip Technology, Inc.(a)	5,744	515,294
Micron Technology, Inc.(a)	5,482	646,273
Monolithic Power Systems, Inc.(a)	1,542	1,044,582
NVIDIA Corp.(a)	807	729,173
NXP Semiconductors NV (Netherlands)	2,664	660,059
ON Semiconductor Corp.(a)*	4,492	330,387
Photronics, Inc.*	2,645	74,906
Qorvo, Inc.(a)*	7,856	902,105
QUALCOMM, Inc.(a)	10,718	1,814,557
Skyworks Solutions, Inc.(a)	8,140	881,725
SMART Global Holdings, Inc. (Cayman Islands)*	5,983	157,473
		9,077,227
Software & Services — 6.1%
Accenture PLC, Class A (Ireland)	47	16,291
Adobe, Inc.(a)*	463	233,630
Amdocs Ltd. (Guernsey)	536	48,438
Appfolio, Inc., Class A*	67	16,532
Bitfarms Ltd. (Canada)*	46,406	103,485
Blackbaud, Inc.*	142	10,528
Box, Inc., Class A*	1,548	43,839
Cadence Design Systems, Inc.*	105	32,684
CGI, Inc. (Canada)*	64	7,071
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Docebo, Inc. (Canada)*	70	$ 3,429
DXC Technology Co.*	3,743	79,389
Enfusion, Inc., Class A*	171	1,582
EverCommerce, Inc.*	16	151
Fortinet, Inc.(a)*	7,085	483,976
Gen Digital, Inc.(a)	12,566	281,478
Gitlab, Inc., Class A(a)*	415	24,203
Globant SA (Luxembourg)*	377	76,116
GoDaddy, Inc., Class A*	108	12,817
Guidewire Software, Inc.(a)*	1,035	120,795
Hackett Group, Inc. (The)	3	73
Informatica, Inc., Class A*	3,984	139,440
InterDigital, Inc.(a)	3,281	349,295
International Business Machines Corp.(a)	2,458	469,380
JFrog Ltd. (Israel)*	5,182	229,148
Kyndryl Holdings, Inc.*	2,659	57,860
LiveRamp Holdings, Inc.*	5,222	180,159
Manhattan Associates, Inc.*	190	47,544
MeridianLink, Inc.*	151	2,824
Microsoft Corp.(a)	3,978	1,673,624
N-able, Inc.*	92	1,202
NCR Voyix Corp.(a)*	18,027	227,681
NextNav, Inc.*	265	1,744
Nutanix, Inc., Class A(a)*	6,651	410,500
Okta, Inc.(a)*	5,819	608,784
Oracle Corp.(a)	11,673	1,466,245
Palantir Technologies, Inc., Class A(a)*	29,685	683,052
Palo Alto Networks, Inc.(a)*	3,784	1,075,148
Pegasystems, Inc.	2,911	188,167
Q2 Holdings, Inc.*	4,039	212,290
Qualys, Inc.*	1,229	205,083
Roper Technologies, Inc.	420	235,553
Salesforce, Inc.(a)	2,286	688,497
Samsara, Inc., Class A(a)*	7,354	277,908
ServiceNow, Inc.(a)*	2,057	1,568,257
SolarWinds Corp.*	61	770
SPS Commerce, Inc.*	492	90,971
Squarespace, Inc., Class A*	1,031	37,570
Synopsys, Inc.*	186	106,299
UiPath, Inc., Class A(a)*	8,454	191,652
Verint Systems, Inc.*	104	3,448
VeriSign, Inc.(a)*	1,937	367,081
Workday, Inc., Class A(a)*	701	191,198
Yext, Inc.*	7,448	44,911

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Zoom Video Communications, Inc., Class A(a)*	11,455	$ 748,813
Zuora, Inc., Class A*	4,253	38,787
		14,417,392
Technology Hardware & Equipment — 2.5%
Amphenol Corp., Class A	46	5,306
Apple, Inc.(a)	1,672	286,714
Arlo Technologies, Inc.*	691	8,741
Arrow Electronics, Inc.*	73	9,451
Badger Meter, Inc.	71	11,488
Bel Fuse, Inc., Class B	231	13,932
CDW Corp.(a)	282	72,130
Ciena Corp.*	2,967	146,718
Cisco Systems, Inc.(a)	6,268	312,836
Crane NXT Co.	152	9,409
Extreme Networks, Inc.(a)*	11,432	131,925
F5, Inc.(a)*	1,459	276,612
Fabrinet (Cayman Islands)*	187	35,347
Hewlett Packard Enterprise Co.(a)	20,051	355,504
HP, Inc.(a)	9,949	300,659
Insight Enterprises, Inc.(a)*	829	153,796
Itron, Inc.*	2,419	223,806
Jabil, Inc.(a)	2,792	373,988
Keysight Technologies, Inc.*	1,568	245,204
Littelfuse, Inc.	675	163,586
Motorola Solutions, Inc.(a)	534	189,559
Napco Security Technologies, Inc.	2,723	109,356
NetApp, Inc.(a)	4,194	440,244
NetScout Systems, Inc.*	1,055	23,041
PC Connection, Inc.	62	4,088
Rogers Corp.*	223	26,468
Seagate Technology Holdings PLC (Ireland)	4,739	440,964
Super Micro Computer, Inc.(a)*	692	698,941
TD SYNNEX Corp.	625	70,687
TE Connectivity Ltd. (Switzerland)	1,273	184,890
Vontier Corp.	2,861	129,775
Western Digital Corp.(a)*	5,499	375,252
Xerox Holdings Corp.	64	1,146
		5,831,563
Telecommunication Services — 0.7%
Anterix, Inc.*	35	1,176
AT&T, Inc.(a)	19,549	344,063
Iridium Communications, Inc.	4,361	114,084
TELUS Corp. (Canada)	5,619	89,960
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
T-Mobile US, Inc.(a)	3,624	$ 591,509
Verizon Communications, Inc.(a)	11,748	492,946
		1,633,738
Transportation — 1.0%
CH Robinson Worldwide, Inc.	272	20,710
CSX Corp.(a)	9,681	358,875
Delta Air Lines, Inc.(a)	6,807	325,851
FedEx Corp.(a)	1,088	315,237
Forward Air Corp.	3,352	104,281
FTAI Infrastructure, Inc.	85	534
GXO Logistics, Inc.*	2,146	115,369
Old Dominion Freight Line, Inc.(a)	1,210	265,365
Saia, Inc.*	103	60,255
SkyWest, Inc.(a)*	4,649	321,153
Uber Technologies, Inc.(a)*	5,352	412,050
Union Pacific Corp.(a)	647	159,117
		2,458,797
Utilities — 1.3%
ALLETE, Inc.	235	14,015
American Water Works Co., Inc.	122	14,910
Atmos Energy Corp.	21	2,496
Black Hills Corp.	722	39,421
Consolidated Edison, Inc.	916	83,182
Constellation Energy Corp.(a)	756	139,747
Duke Energy Corp.(a)	6,142	593,993
Fortis, Inc. (Canada)	1,878	74,200
New Jersey Resources Corp.	1,383	59,344
NRG Energy, Inc.(a)	11,132	753,525
ONE Gas, Inc.	1,167	75,306
Public Service Enterprise Group, Inc.(a)	6,897	460,582
Southwest Gas Holdings, Inc.	2,405	183,093
Spire, Inc.	735	45,107
TransAlta Corp. (Canada)	2,395	15,400
Vistra Corp.(a)	6,023	419,502
		2,973,823
TOTAL COMMON STOCKS (Cost $99,654,455)		118,619,872

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(c) — 44.2%
Gotham 1000 Value ETF	2,190,000	$ 52,240,260
Gotham Enhanced 500 ETF	1,800,000	51,790,320
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $81,422,989)		104,030,580
EXCHANGE TRADED FUNDS — 0.5%
SPDR S&P 500 ETF Trust	2,314	1,210,384
TOTAL EXCHANGE TRADED FUNDS (Cost $1,171,911)		1,210,384

TOTAL INVESTMENTS - 95.1% (Cost $182,249,355)		223,860,836
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		11,590,903
NET ASSETS - 100.0%		$ 235,451,739

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
The portfolio matures between August 27, 2024 and January 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 4.0% of net assets as of March 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,819	$ 62,251	$ 59,881	$ (840)
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,690	129,625	122,838	(3,728)
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/12/29	1,458	113,565	116,130	5,344
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,271	502,952	530,515	39,202
Ford Motor Co.	USFF +0.250%	Weekly	MS	11/03/25	56,873	652,982	755,273	190,277
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/12/29	309	3,076	3,071	87
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	15,223	527,391	690,363	180,541
Gentherm, Inc.	USFF +0.250%	Weekly	MS	01/12/29	306	16,835	17,619	1,210
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	4,500	62,029	61,785	1,243
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	1,493	176,184	183,729	12,436
Lear Corp.	USFF +0.250%	Weekly	MS	01/12/29	405	53,300	58,676	7,061
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	138	2,999	13,136	13,893
Visteon Corp.	USFF +0.250%	Weekly	MS	07/11/28	772	89,295	90,795	3,565
					115,257	2,392,484	2,703,811	450,291
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	130	13,460	13,789	(1,476)
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,934	328,350	441,396	127,799
AAR Corp.	USFF +0.250%	Weekly	MS	01/12/29	236	14,150	14,129	340
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	933	155,502	250,725	99,297
AECOM	USFF +0.250%	Weekly	MS	01/12/29	3,751	331,342	367,898	47,596
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	368	54,257	67,307	20,119
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8	474	474	31
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,147	166,231	226,590	66,841
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	42,716	538,337	636,896	113,867
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	20,463	676,223	1,027,652	370,735
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/05/26	1,543	131,614	151,245	25,074
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,815	36,483	69,587	34,008
Boeing Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	1,388	249,919	267,870	32,400
Boise Cascade Co.	USFF +0.250%	Weekly	MS	08/27/24	737	63,934	113,034	65,640
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,514	418,968	524,295	115,534
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,910	399,619	401,244	11,610
Cadre Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	414	14,977	14,987	391
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	602	211,273	235,894	30,541
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Carrier Global Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,013	$ 94,825	$117,016	$ 25,017
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,452	636,187	898,486	290,961
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	460	70,069	75,771	7,595
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,523	216,660	483,872	276,906
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	3,471	105,258	198,715	102,118
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	4,402	368,440	594,842	238,020
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	248	45,062	58,181	14,313
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,043	499,724	601,970	118,315
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	685	118,955	175,319	63,695
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	572	220,510	234,943	20,652
DNOW, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,521	37,360	38,319	1,885
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,216	196,007	240,171	51,704
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	714	114,363	126,514	15,313
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,404	384,012	439,003	66,712
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,127	237,135	394,675	164,652
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	1,203	96,219	136,444	44,471
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,623	93,498	129,196	38,143
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	2,303	212,490	217,541	11,207
Enpro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	356	34,624	60,082	28,166
Esab Corp.	USFF +0.250%	Weekly	MS	01/12/29	903	90,479	99,845	11,640
Fastenal Co.	USFF +0.250%	Weekly	MS	01/10/28	1,480	88,461	114,167	29,828
Federal Signal Corp.	USFF +0.250%	Weekly	MS	01/12/29	426	34,451	36,155	2,558
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,154	172,254	189,755	22,848
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,956	251,376	207,317	(37,929)
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,332	76,302	112,780	42,491
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/10/28	4,083	48,376	72,310	25,127
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,185	477,890	527,896	62,517
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,429	325,727	403,678	89,670
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	3,323	366,826	583,286	226,344
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	912	61,061	73,443	14,303
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	4	157	158	24
Graco, Inc.	USFF +0.250%	Weekly	MS	01/12/29	394	33,868	36,823	4,149
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,908	230,642	433,293	216,968
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	10,466	87,560	111,358	25,945
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,273	642,869	671,783	48,601
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,040	$ 66,630	$ 71,167	$ 6,327
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	328	131,024	136,136	8,334
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	560	130,015	163,223	37,926
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,168	285,280	313,409	43,849
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,358	300,873	318,842	25,364
ITT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	408	39,226	55,500	17,575
Kadant, Inc.	USFF +0.250%	Weekly	MS	01/12/29	170	55,010	55,777	2,122
Kaman Corp.	USFF +0.250%	Weekly	MS	07/11/28	135	2,838	6,192	3,490
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,017	50,582	50,304	1,745
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	458	94,422	97,600	6,022
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,318	28,880	29,115	954
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,206	304,091	308,061	12,169
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/11/28	757	94,041	89,069	(2,446)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,791	752,583	814,672	107,265
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,373	254,222	344,942	104,673
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,845	206,860	273,294	75,610
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,059	155,758	170,277	18,324
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,685	347,824	357,592	23,467
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,614	48,337	87,043	45,208
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	733	30,189	41,246	11,807
Nikola Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,251	3,332	3,381	146
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,857	159,371	184,344	30,455
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,822	127,153	225,728	104,935
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	508	207,883	282,341	81,414
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	2	111	171	79
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,876	207,308	266,955	65,205
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	01/12/29	164	5,694	5,863	324
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	01/12/29	119	4,349	4,573	349
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,817	653,546	731,857	98,016
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	186	31,205	33,499	3,033
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,873	63,465	64,413	2,507
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,808	326,775	371,394	55,671
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	814	203,483	241,123	47,298
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	541	41,258	66,613	26,479
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,905	334,715	382,417	61,051
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	52	$ 4,405	$ 4,318	$ 41
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,230	53,396	135,681	85,077
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	848	77,142	103,125	28,203
Terex Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,538	116,992	163,447	54,458
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,423	347,343	424,298	94,321
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	548	148,638	164,510	19,968
Trex Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,262	119,327	125,885	9,457
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	73	999	1,056	97
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	898	79,263	110,463	35,243
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	522	332,663	376,419	52,784
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,675	102,193	139,970	41,636
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	555	90,088	117,965	33,185
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,272	167,172	196,041	34,921
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	237	154,806	241,100	93,417
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/12/29	233	28,673	30,113	2,423
Zurn Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,601	161,206	187,465	31,307
					262,706	18,307,449	22,890,108	5,268,561
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	19,597	299,632	367,836	75,509
Alight, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	13,217	117,927	130,187	17,223
ASGN, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,655	159,590	173,378	17,686
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,613	565,370	652,571	124,331
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,006	429,133	446,211	29,208
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,182	58,118	70,069	13,628
Brink's Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	394	33,511	36,398	3,733
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	557	112,696	114,107	4,571
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	302	26,998	26,730	405
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	335	213,456	230,155	22,051
Conduent, Inc.	USFF +0.250%	Weekly	MS	01/12/29	290	953	980	66
Copart, Inc.	USFF +0.250%	Weekly	MS	07/08/27	697	27,832	40,370	13,232
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,784	93,692	91,947	927
Enviri Corp.	USFF +0.250%	Weekly	MS	01/12/29	552	4,570	5,051	608
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,748	21,694	21,815	909
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Heidrick & Struggles International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	15	$ 503	$ 505	$ 33
HireRight Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	56	799	799	36
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,558	338,020	393,241	64,741
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,057	219,133	269,652	58,470
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,655	121,376	128,494	10,556
Maximus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	480	39,930	40,272	1,594
MillerKnoll, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,521	37,136	37,660	1,966
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	267	45,053	51,689	7,926
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,406	34,424	41,624	8,470
Parsons Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,311	164,749	191,697	30,972
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,318	180,918	252,318	79,204
Robert Half, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,158	167,079	171,086	11,455
Science Applications International Corp.	USFF +0.250%	Weekly	MS	07/11/28	329	34,724	42,898	11,289
SS&C Technologies Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	114	7,384	7,338	311
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,144	63,081	67,284	6,031
Sterling Check Corp.	USFF +0.250%	Weekly	MS	01/12/29	175	2,799	2,814	99
TaskUS, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	158	1,910	1,841	(6)
TELUS International CDA, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	152	1,344	1,286	(9)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,251	203,859	231,072	33,414
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,561	257,890	315,718	64,438
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	64	13,057	15,087	2,519
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	905	152,932	155,669	6,474
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/12/29	388	76,809	82,702	8,068
					76,972	4,330,081	4,910,551	732,138
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,902	145,183	489,038	347,403
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,881	2,439,575	3,405,755	1,072,670
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	155	471,065	488,506	28,915
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,461	66,884	73,079	7,838
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/24	589	34,774	48,316	20,707
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	98	5,957	8,537	2,741
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	20,240	658,791	1,779,298	1,136,549
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/24	11,216	456,572	591,980	165,295
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,792	268,342	260,586	(2,037)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	24,953	247,010	687,455	453,688
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/12/29	126	19,520	19,521	647
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Hibbett, Inc.	USFF +0.250%	Weekly	MS	01/12/29	328	$ 23,760	$ 25,194	$ 2,152
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,529	859,521	970,124	138,599
Kohl's Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,850	154,298	170,528	21,197
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,371	71,240	73,225	4,019
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,101	60,229	66,266	8,053
ODP Corp. (The)	USFF +0.250%	Weekly	MS	07/06/26	3,361	135,137	178,301	46,467
Pool Corp.	USFF +0.250%	Weekly	MS	01/07/27	384	121,804	154,944	37,185
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	721	104,964	105,814	3,420
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	3,362	324,610	336,435	19,673
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,075	283,096	311,867	37,110
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/12/29	564	294,705	294,904	7,385
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	418	28,670	28,374	417
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	187	36,559	59,378	26,460
Winmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	146	56,841	52,808	(2,599)
					109,810	7,369,107	10,680,233	3,583,954
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	22	1,477	1,476	51
Carter's, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,823	186,996	239,052	62,733
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	175	820	833	49
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	395	350,789	371,798	29,720
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	33,159	210,848	165,132	(40,572)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	2,675	283,198	398,227	128,207
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/11/28	5,595	154,318	162,311	11,763
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,000	201,196	226,080	30,386
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	1,364	162,467	157,187	(1,311)
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,503	80,225	67,082	(9,565)
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/12/29	40	15,812	15,626	215
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	19,738	378,279	391,010	21,949
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,602	138,293	209,686	74,773
Newell Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	380	2,925	3,051	214
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/08/27	1,138	103,677	106,949	7,577
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6	23,426	48,600	25,760
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/12/29	468	42,521	46,856	5,695
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,971	198,815	358,362	166,515
PVH Corp.	USFF +0.250%	Weekly	MS	07/11/28	830	61,867	116,706	56,423
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,813	215,670	340,409	134,019
Smith & Wesson Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	53	934	920	25
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,567	67,210	67,987	2,428
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,032	$ 115,446	$ 143,959	$ 32,756
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	682	244,374	300,578	63,340
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	01/12/29	611	4,247	4,363	235
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,014	82,884	98,799	17,947
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,614	79,676	100,439	23,357
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,001	291,658	269,889	(15,259)
					102,271	3,700,048	4,413,367	829,430
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	39,513	255,868	265,527	18,227
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,789	106,080	143,355	41,748
Aramark	USFF +0.250%	Weekly	MS	07/11/28	26,638	756,161	866,268	130,947
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	346	1,090,549	1,255,246	194,032
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	990	109,404	112,226	5,500
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,993	289,105	347,412	65,835
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,518	210,936	241,357	35,571
Dine Brands Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	836	39,673	38,857	390
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,037	95,168	142,816	53,591
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,290	69,551	103,989	36,146
Duolingo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	62	13,709	13,676	86
European Wax Center, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	941	12,270	12,214	259
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,087	296,191	287,484	(1,486)
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,200	267,040	267,156	6,272
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	364	45,429	49,580	5,328
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	681	14,817	15,384	1,031
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,434	163,950	177,538	17,833
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,995	538,740	562,490	53,341
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	2,246	85,352	106,034	22,785
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	875	60,261	58,275	(504)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	4,712	$ 378,232	$ 655,015	$ 286,000
Shake Shack, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	401	39,247	41,716	3,440
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,596	52,485	68,327	17,134
Starbucks Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,600	147,701	146,224	2,483
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	205	21,287	21,345	623
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,756	41,791	44,357	3,599
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	211	47,058	47,017	1,531
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,218	171,375	170,232	3,652
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	1,715	178,132	175,324	1,740
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,369	425,757	467,112	58,485
					126,618	6,023,319	6,903,553	1,065,619
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	11,238	242,385	240,943	4,492
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,165	668,787	853,514	219,829
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,026	156,943	160,118	7,009
Grocery Outlet Holding Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,188	58,393	62,971	6,855
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	18,082	957,266	1,033,025	101,330
Performance Food Group Co.	USFF +0.250%	Weekly	MS	01/12/29	166	12,536	12,390	175
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,011	137,451	163,253	30,524
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,605	992,424	1,170,472	208,881
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,916	67,251	103,407	40,343
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,969	65,343	64,398	1,205
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,604	377,841	397,363	30,589
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	01/12/29	133	8,536	8,565	253
					54,103	3,745,156	4,270,419	651,485
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/11/28	34,565	438,935	485,984	61,409
APA Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,716	87,648	93,376	9,625
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,564	251,453	266,804	21,748
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	19,984	547,124	669,464	151,943
Berry Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,925	15,129	15,496	751
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	6,943	$ 43,827	$ 47,560	$ 4,943
California Resources Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,091	254,351	280,514	34,095
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,542	65,346	66,799	3,095
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	10,135	634,525	773,503	167,965
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,546	245,013	249,339	10,187
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,468	259,405	308,062	57,571
Chord Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	247	37,082	44,025	11,342
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	3,182	326,424	405,005	100,481
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,064	269,568	340,401	76,995
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,016	211,704	223,486	17,988
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	923	27,845	32,914	8,303
Delek US Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,418	93,254	105,069	14,263
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	11,453	505,578	574,712	92,656
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	10,989	98,457	126,374	41,813
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,492	263,853	295,670	44,078
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	9,764	312,562	375,523	87,062
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	3,388	114,989	122,578	10,120
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	6,898	98,359	135,615	40,880
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,001	109,947	127,968	26,421
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	01/10/28	11,857	57,891	148,094	95,185
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	6,214	638,494	722,315	130,303
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	628	62,734	100,555	40,198
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	3,426	123,950	135,053	14,726
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,187	90,833	99,587	10,980
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,400	334,648	395,364	73,204
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,520	187,068	192,937	16,259
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	27,263	685,029	772,633	104,499
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,697	254,023	341,946	115,342
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/27/24	2,944	109,612	134,541	30,512
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,006	86,512	86,647	2,256
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	20,238	$ 72,887	$ 79,333	$ 16,963
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/05/26	9,003	518,397	585,105	87,343
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,662	53,020	58,735	9,131
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	1,527	214,544	249,420	40,999
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	1,755	393,659	460,688	82,516
REX American Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	9	502	528	55
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	01/12/29	1,888	90,913	103,481	14,968
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	07/11/28	4,291	2,140,971	2,244,493	163,485
Targa Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	185	20,343	20,718	887
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	51	2,023	2,050	167
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	16,995	342,774	426,744	97,598
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/12/29	8,787	41,655	55,182	15,805
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,608	79,466	82,005	4,346
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	249	42,150	42,502	1,394
					323,704	11,956,476	13,706,897	2,264,855
Financial Services
AvidXchange Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	24,953	285,735	328,132	49,363
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/24	2,916	783,653	1,226,236	461,662
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	154,235	34,695
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,954	471,765	542,738	86,014
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,470	501,883	531,766	44,362
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,241	204,221	329,014	129,777
Corpay, Inc.	USFF +0.250%	Weekly	MS	01/12/29	942	258,368	290,645	38,577
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	315	19,439	19,533	583
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	39	17,365	17,721	795
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,792	843,250	1,085,497	263,410
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,526	287,408	352,106	96,140
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,956	388,793	406,243	29,722
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
International Money Express, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,250	$ 26,262	$ 28,538	$ 2,955
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	339	133,650	163,252	33,271
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	581	163,043	179,163	20,106
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,674	70,230	72,562	4,050
Open Lending Corp.	USFF +0.250%	Weekly	MS	01/12/29	81	501	507	34
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1	23	23	17
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	18,571	91,646	90,255	661
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,801	572,013	723,559	165,477
S&P Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	356	155,608	151,460	(1,069)
Shift4 Payments, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,566	171,834	169,536	1,897
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,736	296,857	333,573	69,067
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,459	356,583	407,178	60,601
					100,704	6,227,195	7,603,472	1,592,167
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/24	9,586	385,210	418,141	130,966
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/10/28	8,663	568,288	544,123	(4,861)
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	25,034	248,575	286,389	48,580
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	3,093	305,896	317,094	20,924
Campbell Soup Co.	USFF +0.250%	Weekly	MS	01/12/29	1,835	78,987	81,566	4,516
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,519	73,185	208,875	137,487
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	10,476	600,791	640,922	90,373
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,466	329,144	339,852	23,829
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	962	234,322	261,433	33,918
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	915	10,803	10,916	444
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,676	170,892	187,240	25,974
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,202	207,904	216,388	14,311
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,673	179,915	195,490	22,483
Kellogg Co.	USFF +0.250%	Weekly	MS	01/10/28	8,926	490,121	511,371	39,886
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	15,575	522,066	477,685	(18,018)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	8,914	308,563	328,927	30,380
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/12/29	169	32,363	35,089	3,672
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,967	197,190	227,895	36,095
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	1,547	88,975	104,036	19,161
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	4,046	274,474	283,220	17,452
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,893	$ 175,542	$ 173,437	$ 5,478
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	4,145	66,506	75,480	10,830
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,403	202,954	183,864	(14,137)
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,150	7,823	7,901	284
Tootsie Roll Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7	224	224	22
Vector Group Ltd.	USFF +0.250%	Weekly	MS	01/12/29	1,734	19,005	19,005	561
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	9,357	239,998	228,592	(5,552)
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	01/12/29	259	5,773	6,022	406
					151,192	6,025,489	6,371,177	675,464
Health Care Equipment & Services
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	934	271,130	306,277	41,758
Astrana Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,809	69,487	75,960	8,180
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,080	82,909	81,233	357
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,714	597,328	757,096	179,194
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/11/28	2,978	701,731	736,906	59,659
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,943	511,982	553,122	57,932
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	779	147,964	189,289	46,209
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,597	523,557	596,213	85,453
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/12/29	1,389	480,285	504,471	36,839
CONMED Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,671	641,024	534,214	(89,377)
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,910	144,880	110,635	(30,713)
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/27/24	4,066	281,449	324,304	51,003
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,291	570,618	868,473	311,763
Definitive Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,056	52,418	48,872	(2,254)
Evolent Health, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,223	267,803	269,632	8,360
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,988	117,299	43,140	(73,938)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,703	438,213	609,370	184,492
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/10/28	757	61,093	64,610	5,130
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	999	265,641	333,196	76,726
HealthStream, Inc.	USFF +0.250%	Weekly	MS	01/12/29	54	1,419	1,440	72
Hologic, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,320	167,924	180,867	17,044
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,223	488,898	424,039	(50,846)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,275	683,082	688,411	21,961
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,874	209,198	241,118	37,025
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	01/12/29	191	$ 12,789	$ 12,675	$ 245
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	201	104,617	107,907	5,926
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	9,335	787,776	813,545	51,537
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	743	259,427	305,247	52,278
National HealthCare Corp.	USFF +0.250%	Weekly	MS	01/12/29	116	10,796	10,963	507
Omnicell, Inc.	USFF +0.250%	Weekly	MS	07/11/28	942	30,342	27,535	(2,515)
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,193	149,484	199,318	53,487
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/12/29	305	69,431	68,070	344
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,112	96,990	98,400	3,681
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,556	145,686	128,432	(13,694)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,950	248,044	259,565	17,949
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,302	426,058	455,865	41,315
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	827	23,135	24,934	2,378
Teleflex, Inc.	USFF +0.250%	Weekly	MS	01/12/29	236	53,117	53,376	1,587
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,435	128,122	150,833	28,022
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	201	25,166	50,692	27,416
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	611	310,074	302,262	(1,042)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,160	260,920	285,077	31,508
					138,049	10,919,306	11,897,584	1,282,958
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,913	590,934	644,194	67,651
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	2,179	334,517	333,627	6,798
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	6,519	517,983	587,036	84,365
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,473	99,179	101,337	4,587
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2	177	392	236
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/12/29	440	61,858	67,826	7,322
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,723	326,408	358,876	45,533
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,861	482,379	499,420	52,324
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	2,155	303,686	349,649	85,619
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,245	35,954	35,557	528
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	261	$ 15,947	$ 23,232	$ 7,792
WD-40 Co.	USFF +0.250%	Weekly	MS	07/11/28	442	114,457	111,963	324
					53,213	2,883,479	3,113,109	363,079
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	24,910	295,670	367,423	83,870
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	649	203,939	214,929	15,977
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	19,565	176,344	186,063	19,171
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	975	136,205	140,293	7,417
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	148	23,694	23,797	696
Avient Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,913	64,091	83,024	22,962
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	3,681	107,862	126,590	23,293
Balchem Corp.	USFF +0.250%	Weekly	MS	01/12/29	113	17,487	17,509	464
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,221	261,857	351,687	100,137
Berry Global Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,043	178,100	184,041	11,890
Cabot Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,366	100,827	125,945	28,529
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,621	298,694	330,032	40,282
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,309	361,206	396,825	44,422
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,266	266,997	354,974	107,234
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	50,456	807,611	1,147,369	365,051
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,220	97,939	96,697	1,524
Dow, Inc.	USFF +0.250%	Weekly	MS	01/12/29	58	3,363	3,360	95
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	2,223	170,456	222,789	60,293
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	230	37,844	53,107	16,435
Fortuna Silver Mines, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	43,889	143,008	163,706	24,193
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,926	153,153	184,601	36,843
Hawkins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	154	7,789	11,827	4,313
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	1,501	104,302	119,690	18,253
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	399	39,324	51,447	13,494
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,704	209,410	232,517	31,134
International Paper Co.	USFF +0.250%	Weekly	MS	01/10/28	2,129	71,266	83,074	15,592
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,260	82,880	102,161	21,313
Koppers Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	278	14,899	15,337	820
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/24	1,379	525,293	640,297	142,884
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/11/28	2,903	$ 262,049	$ 296,919	$ 46,766
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	260	106,524	159,624	63,349
Metallus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12	264	267	26
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,158	69,191	87,174	19,784
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/07/27	379	196,171	240,521	50,788
Nucor Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,245	179,015	246,386	79,027
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	913	129,110	173,269	51,958
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,770	239,538	256,473	24,008
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,186	223,375	243,427	26,080
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,174	236,489	264,815	34,238
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,063	99,640	126,444	30,525
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,653	308,728	421,657	128,171
Sealed Air Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,197	42,141	44,528	4,418
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	850	228,373	295,231	73,274
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	98	645	653	39
Sonoco Products Co.	USFF +0.250%	Weekly	MS	01/12/29	107	6,099	6,189	255
Summit Materials, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	542	22,735	24,157	1,991
Taseko Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	141	304	306	25
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/10/28	600	135,205	163,752	32,473
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	07/08/27	474	15,803	28,772	13,946
West Fraser Timber Co. Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1	85	86	27
Westrock Co.	USFF +0.250%	Weekly	MS	01/12/29	2,071	89,702	102,411	15,106
Worthington Steel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30	1,080	1,076	38
					209,413	7,553,776	9,215,248	1,954,893
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/24	14,192	1,632,547	2,141,999	592,195
Angi, Inc.	USFF +0.250%	Weekly	MS	01/12/29	66	173	173	21
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	6,815	117,956	77,350	(41,765)
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/11/28	137	73,028	57,969	(12,765)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	191	58,356	55,510	(1,410)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,979	$ 175,959	$ 269,173	$ 97,510
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,858	6,604	6,366	(61)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	19,415	753,508	841,640	134,134
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,262	668,258	698,110	47,502
Getty Images Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	41	168	170	23
Grindr, Inc.	USFF +0.250%	Weekly	MS	01/12/29	55	545	557	42
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/24	7,055	204,319	230,205	42,252
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,043	176,014	182,960	11,244
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,879	599,364	1,883,565	1,300,639
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,556	743,320	945,005	219,782
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/24	3,925	94,423	102,757	11,454
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	711	62,073	68,796	10,093
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	35,033	141,390	135,928	(2,006)
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	1,514	382,216	399,545	25,983
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,111	298,684	308,775	17,459
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13,302	53,617	54,405	2,109
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	6,418	556,636	785,306	245,356
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,218	72,683	73,238	2,340
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,212	223,580	205,353	(13,309)
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,369	44,460	38,710	(4,652)
ZoomInfo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,704	121,465	123,495	5,001
					173,061	7,261,346	9,687,060	2,689,171
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,393	785,549	799,965	33,642
ADMA Biologics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,351	39,175	41,917	3,745
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,778	565,282	695,247	145,776
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	19,449	566,049	526,484	(25,781)
Alpine Immune Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,468	56,447	58,192	3,134
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	143	31,129	40,658	11,233
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,050	28,527	30,603	2,786
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,680	$ 193,490	$ 161,589	$ (27,232)
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,439	83,476	99,478	18,049
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,487	88,865	164,155	85,277
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,267	208,727	196,935	(7,255)
Beam Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,547	96,320	84,153	(9,807)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	626	185,924	216,515	35,130
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/11/28	25,897	1,345,712	1,404,394	91,215
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,237	193,147	280,940	92,508
Corcept Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,584	58,213	65,091	8,611
Danaher Corp.	USFF +0.250%	Weekly	MS	01/12/29	78	19,485	19,478	591
EyePoint Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,163	115,949	106,719	(8,511)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,125	461,674	448,656	1,397
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,320	79,187	94,378	18,927
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,683	313,587	325,155	19,123
ImmunityBio, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,763	21,699	20,207	(948)
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	8,941	494,394	509,369	27,017
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,429	303,838	361,380	65,340
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	933	8,065	8,126	274
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/27/24	7,660	1,179,918	1,211,735	120,727
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,950	660,114	785,103	151,950
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	278	302,164	370,099	75,301
Natera, Inc.	USFF +0.250%	Weekly	MS	01/12/29	210	18,886	19,207	794
Nurix Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	74	1,023	1,088	106
Nuvation Bio, Inc.	USFF +0.250%	Weekly	MS	01/12/29	41	154	149	15
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/12/29	318	13,574	13,671	444
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,285	31,551	55,679	24,912
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Scholar Rock Holding Corp.	USFF +0.250%	Weekly	MS	01/12/29	92	$ 1,491	$ 1,634	$ 195
Spyre Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7	259	266	29
Taysha Gene Therapies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	24	73	69	3
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	538	295,002	312,691	25,236
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,363	173,498	218,315	48,927
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	07/11/28	199	42,995	45,714	5,225
Vera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	25	443	1,078	662
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,828	142,021	153,166	19,251
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	115	39,773	39,586	797
WaVe Life Sciences Ltd. (Singapore)	USFF +0.250%	Weekly	MS	01/12/29	173	1,005	1,067	103
					186,011	9,247,854	9,990,101	1,058,918
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,724	1,108,936	1,394,105	312,159
Amkor Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,986	152,043	160,749	12,759
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	5,981	801,793	1,233,462	465,464
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	08/27/24	841	97,307	93,788	(1,215)
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/24	432	385,529	572,577	220,100
Entegris, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,711	229,720	240,464	16,546
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	5,284	282,836	275,349	(591)
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	12	464	463	27
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	523	283,540	365,352	90,160
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	386	193,065	375,026	190,468
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,616	355,923	503,811	170,758
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,470	515,542	526,968	24,457
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,335	793,511	904,356	132,324
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,903	996,228	2,623,035	1,651,444
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	2,787	445,292	690,535	268,166
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,632	$ 367,234	$ 340,684	$ (17,601)
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,385	202,374	322,423	124,988
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,520	742,175	748,692	24,586
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,198	1,351,861	1,726,521	425,450
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,725	663,220	728,452	87,958
SMART Global Holdings, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	5,094	111,306	134,074	25,491
					89,545	10,079,899	13,960,886	4,223,898
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,302	1,044,582	1,144,506	132,763
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,644	1,185,716	1,334,162	177,304
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/12/29	813	73,442	73,471	2,167
Appfolio, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,022	231,040	252,168	27,245
Bitfarms Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	173,299	407,824	386,457	(11,431)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,571	119,848	116,474	(589)
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	3,567	101,338	101,017	2,161
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	861	185,743	268,012	86,374
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	124	13,686	13,701	364
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	188	31,248	60,271	29,799
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	154	7,974	7,543	(221)
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/11/28	7,253	160,794	153,836	(3,108)
Enfusion, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	306	2,809	2,831	106
EverCommerce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	36	322	339	41
Fortinet, Inc.	USFF +0.250%	Weekly	MS	08/27/24	8,059	553,796	550,510	10,201
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,300	323,300	387,520	79,364
Gitlab, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	948	45,199	55,287	11,204
Globant SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	658	139,065	132,850	(2,815)
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	820	89,573	97,318	12,206
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,619	177,309	188,953	15,974
Hackett Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	4	97	97	28
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,776	154,070	167,160	16,966
InterDigital, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,403	282,852	362,283	92,051
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,422	$ 334,677	$ 462,505	$ 148,452
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/11/28	7,481	275,864	330,810	61,672
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,551	39,446	55,510	17,040
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,515	163,814	155,768	(4,045)
Manhattan Associates, Inc.	USFF +0.250%	Weekly	MS	07/11/28	199	40,624	49,796	10,176
MeridianLink, Inc.	USFF +0.250%	Weekly	MS	01/12/29	174	3,160	3,254	187
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/24	3,517	885,857	1,479,672	637,880
N-able, Inc.	USFF +0.250%	Weekly	MS	01/12/29	98	1,281	1,281	47
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	16,121	234,153	203,608	(25,474)
NextNav, Inc.	USFF +0.250%	Weekly	MS	01/12/29	211	1,409	1,388	30
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	6,522	212,421	402,538	195,300
Okta, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,802	624,607	607,005	(2,392)
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/24	11,383	1,131,387	1,429,819	360,754
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	26,919	580,669	619,406	53,380
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,242	701,248	921,149	236,975
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,617	168,476	169,163	4,878
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,365	135,759	176,864	44,424
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,739	263,916	290,187	32,707
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	344	188,812	192,929	8,726
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,911	734,426	1,177,915	462,736
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	11,150	300,302	421,359	130,406
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,799	1,091,018	1,371,558	307,094
SolarWinds Corp.	USFF +0.250%	Weekly	MS	01/12/29	48	596	606	41
SPS Commerce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	404	74,815	74,700	1,721
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	849	23,653	30,938	7,876
Synopsys, Inc.	USFF +0.250%	Weekly	MS	01/12/29	181	101,671	103,442	4,260
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	7,705	129,235	174,672	48,372
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	85	2,834	2,818	69
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,606	310,406	304,353	1,514
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	638	170,722	174,015	5,199
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,271	100,375	80,024	(17,893)
Zoom Video Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	9,888	648,713	646,379	13,462
Zuora, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,884	34,653	35,422	1,591
					387,368	15,042,626	18,007,619	3,425,319
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	3,974	411,305	458,401	57,959
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/24	22,591	$ 3,799,975	$ 3,873,905	$ 199,400
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,413	52,742	55,824	4,382
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,571	185,585	203,382	23,205
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/08/27	464	64,403	75,080	13,341
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	1,728	88,168	104,216	18,219
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,012	193,365	258,849	72,007
Ciena Corp.	USFF +0.250%	Weekly	MS	01/12/29	12,248	628,723	605,664	(7,750)
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/27/24	19,614	905,354	978,935	153,003
Crane NXT Co.	USFF +0.250%	Weekly	MS	07/11/28	297	11,849	18,384	8,914
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	07/06/26	17,520	366,106	202,181	(156,608)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,773	469,753	525,733	67,423
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	468	76,801	88,461	13,545
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	08/27/24	26,439	402,327	468,763	94,123
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/24	19,297	403,106	583,155	263,162
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	902	112,040	167,339	58,040
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,692	232,722	249,064	22,019
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,856	339,811	382,561	51,189
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,413	214,831	220,965	11,376
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/12/29	649	155,724	157,285	5,630
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	505	157,880	179,265	27,928
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,312	59,940	92,850	34,806
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,614	294,912	379,362	115,957
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,331	130,782	94,589	(33,003)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	01/12/29	144	9,380	9,494	358
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	195	21,777	23,145	1,979
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	4,275	273,810	397,789	140,788
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	588	228,667	593,898	370,809
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	07/11/28	506	54,187	57,229	4,664
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	1,071	132,303	155,552	28,400
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,415	81,421	109,544	30,530
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,494	204,641	306,671	107,024
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	52	927	931	43
					167,423	10,765,317	12,078,466	1,802,862
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	01/12/29	307	$ 11,248	$ 10,318	$ (640)
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17,256	264,228	303,706	50,016
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,473	147,967	117,014	(26,940)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	906	1,429	1,413	(1,491)
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	4,631	80,434	74,142	(3,494)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,788	532,762	618,277	102,300
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,099	370,446	423,754	77,812
					41,460	1,408,514	1,548,624	197,563
Transportation
ArcBest Corp.	USFF +0.250%	Weekly	MS	08/27/24	3	279	428	176
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,015	75,368	77,282	3,764
CSX Corp.	USFF +0.250%	Weekly	MS	08/27/24	15,020	481,580	556,791	95,246
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,857	390,318	567,595	187,929
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,149	497,692	622,651	159,925
Forward Air Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,376	183,146	167,247	(11,427)
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	179	1,077	1,124	94
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,290	126,318	123,110	(970)
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,020	200,767	223,696	28,431
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8	624	962	392
Saia, Inc.	USFF +0.250%	Weekly	MS	01/12/29	98	55,397	57,330	3,295
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,813	165,618	263,402	102,574
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,489	278,355	345,608	74,041
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/11/28	616	148,152	151,493	8,290
XPO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	101	244	162
					47,935	2,604,792	3,158,963	651,922
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,267	406,789	433,404	46,581
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,251	170,108	152,885	(10,619)
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	418	47,890	49,688	2,998
Black Hills Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,212	479,070	502,975	43,674
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,869	166,991	169,724	6,811
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/24	3,971	386,223	734,039	370,108
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	12,049	1,103,587	1,165,259	94,459
Fortis, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	2,500	101,003	98,775	1,253
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
New Jersey Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,154	$ 47,844	$ 49,518	$ 3,339
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,856	601,908	802,533	219,032
ONE Gas, Inc.	USFF +0.250%	Weekly	MS	07/11/28	957	57,258	61,755	6,738
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,800	355,249	387,324	45,052
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,953	139,124	148,682	13,049
Spire, Inc.	USFF +0.250%	Weekly	MS	07/11/28	593	35,924	36,392	2,225
TransAlta Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,941	14,448	12,481	(1,536)
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,333	149,092	371,443	229,891
					68,124	4,262,508	5,176,877	1,073,055

Total Reference Entity — Long						152,106,221	182,288,125	35,837,602
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,269)	$ (109,925)	$ (105,016)	$ 1,683
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(510)	(55,705)	(49,159)	5,872
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,606)	(229,085)	(239,834)	(15,146)
Mobileye Global, Inc., Class A	USFF -0.580%	Weekly	MS	07/11/28	(14,447)	(439,768)	(464,471)	(40,962)
Phinia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,718)	(205,447)	(219,743)	(18,344)
QuantumScape Corp.	USFF -0.830%	Weekly	MS	07/11/28	(40,373)	(254,872)	(253,946)	(3,990)
Rivian Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(22,216)	(244,480)	(243,265)	(3,477)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(62)	(2,067)	(2,080)	(29)
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,376)	(439,239)	(417,677)	14,199
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,499)	(272,416)	(293,233)	(26,048)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(759)	(53,662)	(56,166)	(5,003)
XPEL, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(207)	(11,179)	(11,182)	(202)
					(102,042)	(2,317,845)	(2,355,772)	(91,447)
Capital Goods
3D Systems Corp.	USFF -0.267%	Weekly	MS	07/08/27	(47,970)	(345,073)	(212,987)	125,456
AAON, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,567)	(488,005)	(578,553)	(102,950)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,803)	(479,792)	(582,924)	(117,569)
AGCO Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,831)	(208,583)	(225,250)	(20,667)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,992)	(461,791)	(466,802)	(17,777)
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(634)	(82,325)	(85,406)	(7,678)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,090)	$ (67,314)	$ (88,464)	$ (23,738)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(14,819)	(580,465)	(357,582)	211,383
Archer Aviation, Inc., Class A	USFF -10.639%	Weekly	MS	07/11/28	(32,642)	(168,368)	(150,806)	14,336
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,904)	(467,677)	(506,917)	(48,232)
Argan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(91)	(4,585)	(4,599)	(87)
Astronics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(33)	(613)	(628)	(11)
Atkore, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,418)	(207,594)	(269,930)	(66,772)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(168)	(50,110)	(52,564)	(3,402)
Ballard Power Systems, Inc. (Canada)	USFF -1.244%	Weekly	MS	01/05/26	(78,971)	(869,052)	(219,539)	632,818
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,619)	(177,917)	(208,746)	(35,687)
Bloom Energy Corp., Class A	USFF -0.780%	Weekly	MS	01/12/29	(16,453)	(155,309)	(184,932)	(32,598)
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(2,222)	(44,564)	(45,862)	(2,141)
ChargePoint Holdings, Inc.	USFF -16.768%	Weekly	MS	01/10/28	(108,785)	(444,404)	(206,692)	229,148
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(3,923)	(175,223)	(220,276)	(48,412)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,103)	(235,001)	(301,844)	(75,457)
Encore Wire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(592)	(138,301)	(155,566)	(19,912)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,261)	(60,421)	(35,701)	23,572
Enovix Corp.	USFF -1.330%	Weekly	MS	07/11/28	(18,572)	(197,034)	(148,762)	44,494
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(566)	(62,173)	(60,590)	323
Fluor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(18,567)	(706,846)	(785,013)	(91,765)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,595)	(312,111)	(347,808)	(46,120)
GMS, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(716)	(62,908)	(69,695)	(7,983)
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,912)	(78,928)	(109,233)	(32,982)
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,389)	(87,482)	(97,816)	(12,002)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,030)	(273,498)	(224,791)	42,505
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,249)	(280,426)	(378,507)	(114,774)
Hexcel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,968)	(213,928)	(216,219)	(6,902)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,384)	(70,456)	(69,601)	(2,406)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,747)	(126,122)	(100,779)	23,045
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(699)	(81,087)	(73,318)	5,997
Johnson Controls International PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(5,880)	(375,133)	(384,082)	(17,906)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,225)	$ (104,967)	$ (77,656)	$ 27,754
Masonite International Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,589)	(467,250)	(471,774)	(13,749)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(332)	(35,240)	(30,959)	5,452
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(13,857)	(774,626)	(408,782)	350,941
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,169)	(134,570)	(186,631)	(56,077)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,757)	(86,578)	(97,505)	(13,061)
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(6,793)	(91,269)	(109,299)	(23,982)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,549)	(528,815)	(627,286)	(108,640)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(680)	(178,680)	(186,687)	(13,700)
Northrop Grumman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,512)	(1,131,819)	(1,202,394)	(93,438)
nVent Electric PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(1,742)	(130,033)	(131,347)	(3,802)
Plug Power, Inc.	USFF -2.972%	Weekly	MS	01/10/28	(67,483)	(443,779)	(232,142)	202,372
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,617)	(98,167)	(153,976)	(59,820)
Rocket Lab USA, Inc.	USFF -0.718%	Weekly	MS	07/11/28	(64,506)	(276,670)	(265,120)	6,238
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,664)	(1,305,663)	(1,358,763)	(83,071)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(11,974)	(518,576)	(640,848)	(135,662)
Sensata Technologies Holding PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(31,550)	(1,083,983)	(1,159,147)	(96,843)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,166)	(244,208)	(239,240)	142
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(2,750)	(413,054)	(480,013)	(77,220)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(481)	(85,125)	(87,648)	(4,146)
Stratasys Ltd. (Israel)	USFF -1.080%	Weekly	MS	07/11/28	(9,977)	(122,323)	(115,933)	4,047
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(23,532)	(372,916)	(310,152)	55,598
Symbotic, Inc.	USFF -3.980%	Weekly	MS	01/12/29	(2,906)	(118,162)	(130,770)	(15,247)
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,828)	(51,989)	(59,812)	(8,808)
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(11,011)	(915,204)	(962,692)	(67,027)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,314)	(134,056)	(107,030)	24,506
Toro Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(8,092)	(716,260)	(741,470)	(43,176)
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(244)	(3,704)	(3,670)	(21)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,628)	$ (590,211)	$ (621,404)	$ (43,183)
WillScot Mobile Mini Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(25,276)	(1,076,683)	(1,175,334)	(130,631)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(7,691)	(220,389)	(129,901)	86,259
					(748,060)	(21,295,588)	(20,734,169)	69,152
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,786)	(84,996)	(79,691)	3,549
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,617)	(581,833)	(612,568)	(42,530)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,480)	(449,916)	(541,808)	(101,479)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,221)	(124,197)	(174,349)	(53,661)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(22,708)	(187,687)	(168,720)	15,223
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(970)	(177,134)	(195,271)	(21,671)
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,354)	(435,995)	(354,542)	73,072
Dayforce, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,442)	(319,424)	(294,105)	19,287
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,135)	(267,258)	(223,192)	38,935
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,678)	(598,099)	(552,204)	30,387
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(411)	(82,646)	(86,429)	(6,454)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(18,001)	(580,894)	(621,034)	(53,617)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(970)	(103,461)	(106,322)	(4,838)
KBR, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(53)	(3,381)	(3,374)	(42)
Kforce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(826)	(51,547)	(58,250)	(9,247)
Matthews International Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(80)	(2,378)	(2,486)	(138)
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(241)	(23,705)	(23,620)	(356)
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,174)	(266,938)	(266,967)	(7,696)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,720)	(563,607)	(541,307)	11,093
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,710)	(519,250)	(465,741)	43,352
Pitney Bowes, Inc.	USFF -0.260%	Weekly	MS	01/12/29	(1,587)	(6,851)	(6,872)	(136)
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(7,278)	(479,331)	(554,365)	(94,889)
Rollins, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,643)	(169,236)	(168,562)	(2,264)
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,836)	(397,567)	(413,349)	(23,480)
Thomson Reuters Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(880)	(138,800)	(137,130)	(1,711)
TransUnion	USFF -0.250%	Weekly	MS	07/11/28	(3,366)	(235,057)	(268,607)	(44,903)
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(658)	(134,438)	(114,117)	16,976
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,334)	(220,277)	(212,515)	3,536
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/11/28	(14,338)	$ (325,236)	$ (358,020)	$ (39,032)
Viad Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7)	(278)	(276)	13
					(150,504)	(7,531,417)	(7,605,793)	(252,721)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,378)	(263,211)	(117,254)	142,362
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,436)	(323,078)	(338,580)	(23,110)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,627)	(387,781)	(434,979)	(55,634)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(863)	(78,069)	(82,114)	(5,929)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(2,783)	(128,037)	(112,071)	5,187
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,948)	(873,900)	(916,686)	(59,601)
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,867)	(102,519)	(158,663)	(59,883)
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(34,112)	(539,707)	(542,722)	(13,393)
Designer Brands, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,075)	(11,732)	(11,750)	(266)
Dillard's, Inc., Class A	USFF -0.680%	Weekly	MS	07/11/28	(211)	(87,556)	(99,516)	(14,490)
Five Below, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,768)	(570,172)	(502,060)	65,626
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,635)	(194,747)	(211,929)	(20,916)
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,246)	(368,297)	(292,011)	59,858
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(106)	(30,270)	(30,976)	(1,095)
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(990)	(30,133)	(6,435)	42,330
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(241)	(71,245)	(72,507)	(2,722)
Lowe's Cos., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(843)	(207,638)	(214,737)	(12,164)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,886)	(203,864)	(229,028)	(29,075)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,040)	(239,918)	(241,893)	(7,848)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(711)	(793,319)	(802,634)	(27,679)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,783)	(453,501)	(450,818)	(9,507)
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(976)	(2,173)	(2,225)	(78)
RH	USFF -0.250%	Weekly	MS	07/11/28	(556)	(168,368)	(193,633)	(28,491)
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,896)	(51,482)	(69,469)	(20,510)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(4,259)	(226,688)	(242,507)	(22,596)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,581)	(382,002)	(413,779)	(40,213)
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,403)	(265,372)	(278,018)	(21,410)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	08/27/24	(4,397)	$ (198,420)	$ (85,214)	$ 128,139
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(11,193)	(142,622)	(152,337)	(12,446)
					(113,810)	(7,395,821)	(7,306,545)	(45,554)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,567)	(228,184)	(235,244)	(11,637)
Amer Sports, Inc. (Cayman Islands)	USFF -1.680%	Weekly	MS	01/12/29	(5,241)	(83,340)	(85,428)	(3,677)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(22,859)	(1,118,704)	(1,035,513)	62,296
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(267)	(97,323)	(106,549)	(11,084)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	01/10/28	(35)	(3,219)	(2,841)	290
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(2,348)	(75,349)	(87,181)	(15,062)
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,965)	(72,434)	(73,923)	(3,004)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(33,840)	(555,162)	(676,462)	(147,200)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(548)	(62,729)	(61,595)	(691)
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(4,854)	(294,100)	(302,356)	(13,904)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,241)	(471,255)	(530,547)	(69,238)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(6,747)	(283,617)	(285,263)	(7,729)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(880)	(39,249)	(40,612)	(2,216)
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,150)	(111,250)	(122,163)	(14,275)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(18,839)	(507,813)	(304,627)	197,768
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(429)	(67,714)	(51,321)	13,341
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(10,657)	(320,515)	(119,465)	182,447
					(121,467)	(4,391,957)	(4,121,090)	156,425
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,509)	(856,549)	(908,765)	(103,884)
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,759)	(77,222)	(79,128)	(5,604)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/12/29	(23,269)	(391,960)	(380,215)	4,211
Cheesecake Factory, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(1,382)	(49,898)	(49,959)	(1,308)
Chegg, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(33,417)	(511,924)	(252,967)	249,113
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(192)	(560,211)	(558,100)	(8,663)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Choice Hotels International, Inc.	USFF -0.980%	Weekly	MS	01/12/29	(1,856)	$ (227,798)	$ (234,506)	$ (11,079)
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,987)	(485,131)	(493,391)	(19,200)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,338)	(216,779)	(201,019)	11,601
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,534)	(82,837)	(96,028)	(14,819)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,705)	(118,209)	(140,457)	(24,509)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,403)	(672,516)	(725,894)	(67,530)
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,132)	(265,130)	(340,310)	(92,122)
Krispy Kreme, Inc.	USFF -0.880%	Weekly	MS	07/08/27	(39,831)	(549,719)	(606,825)	(71,031)
Mister Car Wash, Inc.	USFF -0.630%	Weekly	MS	01/07/27	(39,189)	(377,220)	(303,715)	66,256
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,519)	(239,719)	(246,181)	(11,063)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(17,176)	(342,157)	(243,556)	92,035
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(11,092)	(494,962)	(663,523)	(210,817)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,149)	(250,688)	(250,188)	(7,899)
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,780)	(233,526)	(274,957)	(52,754)
United Parks & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,668)	(139,002)	(149,968)	(13,627)
Wingstop, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,782)	(832,594)	(1,019,325)	(216,211)
					(230,669)	(7,975,751)	(8,218,977)	(508,904)
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,371)	(472,653)	(481,966)	(20,522)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,387)	(990,406)	(1,078,590)	(108,098)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(5,890)	(199,684)	(221,817)	(26,229)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,372)	(430,718)	(448,982)	(35,621)
Maplebear, Inc.	USFF -1.080%	Weekly	MS	01/12/29	(8,323)	(306,898)	(310,365)	(9,361)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,057)	(219,581)	(256,788)	(43,521)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(7,724)	(234,480)	(156,102)	65,772
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,892)	(157,778)	(250,956)	(99,117)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,009)	(279,268)	(103,513)	170,392
					(51,025)	(3,291,466)	(3,309,079)	(106,305)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,544)	$ (67,946)	$ (73,776)	$ (9,303)
Atlas Energy Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,984)	(209,360)	(271,078)	(68,737)
Baytex Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(145,266)	(476,483)	(527,316)	(67,275)
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(265)	(6,902)	(7,208)	(423)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,363)	(168,023)	(168,453)	(6,425)
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,052)	(556,448)	(611,227)	(98,246)
Clean Energy Fuels Corp.	USFF -0.256%	Weekly	MS	07/11/28	(47,822)	(173,012)	(128,163)	41,533
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(71,681)	(711,603)	(665,200)	21,186
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,196)	(242,875)	(139,988)	98,178
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	07/11/28	(9,351)	(108,445)	(111,277)	(6,045)
Crescent Point Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(66,579)	(454,398)	(545,282)	(106,991)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,447)	(254,263)	(237,977)	10,893
Dril-Quip, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,968)	(88,051)	(89,399)	(3,262)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,284)	(271,076)	(322,852)	(79,210)
Energy Fuels, Inc. (Canada)	USFF -1.480%	Weekly	MS	07/11/28	(19,799)	(143,828)	(124,536)	16,550
EQT Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,424)	(548,121)	(571,768)	(34,383)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(17,164)	(314,998)	(342,765)	(33,818)
Green Plains, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,630)	(84,236)	(60,806)	21,824
Hess Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,839)	(280,397)	(280,705)	(10,253)
HF Sinclair Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,721)	(383,669)	(405,747)	(31,439)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,148)	(340,559)	(364,731)	(75,624)
Kosmos Energy Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(24,700)	(186,009)	(147,212)	35,230
Laredo Petroleum, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,719)	(227,714)	(247,936)	(25,246)
New Fortress Energy, Inc.	USFF -0.980%	Weekly	MS	07/08/27	(9,418)	(451,545)	(288,097)	121,283
NexGen Energy Ltd. (Canada)	USFF -0.830%	Weekly	MS	07/11/28	(22,366)	(155,049)	(173,784)	(23,773)
NextDecade Corp.	USFF -0.630%	Weekly	MS	01/12/29	(3,171)	(17,154)	(18,011)	(1,171)
North American Construction Group Ltd. (Canada)	USFF -0.780%	Weekly	MS	01/12/29	(540)	(12,701)	(12,031)	410
Northern Oil & Gas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,012)	(226,153)	(238,556)	(20,378)
NOV, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18,676)	(357,362)	(364,556)	(18,238)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,881)	$ (142,079)	$ (137,615)	$ 1,311
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,662)	(605,071)	(694,433)	(108,033)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,265)	(252,023)	(273,254)	(43,486)
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,038)	(193,086)	(186,708)	2,675
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(48,485)	(546,066)	(578,911)	(51,804)
Permian Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(32,696)	(514,799)	(577,411)	(82,745)
ProFrac Holding Corp., Class A	USFF -0.930%	Weekly	MS	07/08/27	(22,155)	(269,829)	(185,216)	79,162
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(47,593)	(429,043)	(384,551)	36,245
Range Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,349)	(207,679)	(218,596)	(17,546)
RPC, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,113)	(54,352)	(47,315)	5,825
Seadrill Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(124)	(6,169)	(6,237)	(170)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,727)	(47,609)	(52,860)	(8,404)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(4,710)	(52,770)	(62,078)	(14,581)
SilverBow Resources, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,512)	(256,784)	(222,320)	29,535
Southwestern Energy Co.	USFF -0.250%	Weekly	MS	01/12/29	(72,172)	(504,656)	(547,064)	(54,936)
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(18,020)	(619,589)	(665,118)	(60,818)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(26,942)	(376,665)	(375,302)	(6,452)
Tidewater, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,437)	(102,417)	(132,204)	(34,333)
Uranium Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(27,501)	(180,856)	(185,632)	(8,243)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(4,398)	(300,743)	(330,993)	(36,434)
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(13,544)	(179,206)	(168,487)	3,431
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(23,884)	(865,212)	(930,759)	(96,899)
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,559)	(232,371)	(226,386)	(6,881)
					(965,896)	(14,457,454)	(14,729,887)	(826,734)
Financial Services
I3 Verticals, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(28)	(640)	(641)	(289)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(488)	(81,371)	(84,780)	(5,518)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(407)	(88,761)	(89,235)	(2,167)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(44,650)	$ (265,875)	$ (266,114)	$ (5,344)
Nasdaq, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19,663)	(1,165,207)	(1,240,735)	(100,427)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(31,899)	(624,438)	(661,585)	(51,327)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,056)	(415,333)	(488,362)	(84,396)
					(99,191)	(2,641,625)	(2,831,452)	(249,468)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(1,736)	(114,071)	(89,612)	26,228
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,750)	(710,879)	(750,337)	(55,595)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(20,634)	(1,355,549)	(959,687)	369,499
Duckhorn Portfolio, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(8,790)	(81,003)	(81,835)	(2,376)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,003)	(205,593)	(190,071)	4,663
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(12,414)	(255,962)	(97,574)	158,406
Hershey Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(3,733)	(740,546)	(726,068)	1,141
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(11,504)	(1,418,156)	(1,448,008)	(57,151)
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(519)	(53,195)	(54,972)	(2,786)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,990)	(858,358)	(851,175)	(12,084)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,206)	(20,208)	(14,315)	5,699
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,561)	(94,967)	(92,536)	1,893
PepsiCo, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,208)	(1,756,909)	(1,786,502)	(63,009)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	07/11/28	(9,945)	(250,786)	(341,312)	(99,090)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,519)	(474,278)	(480,279)	(15,550)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,446)	(238,549)	(251,072)	(17,101)
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,429)	(71,389)	(73,908)	(3,877)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,116)	(74,504)	(57,459)	14,440
WK Kellogg Co.	USFF -0.250%	Weekly	MS	07/11/28	(2,677)	(36,542)	(50,328)	(15,682)
					(129,180)	(8,811,444)	(8,397,050)	237,668
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,667)	(538,170)	(528,160)	(1,554)
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,519)	(43,165)	(17,484)	31,148
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,179)	(40,728)	(22,051)	17,899
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(41,502)	(373,351)	(253,162)	113,014
Alcon, Inc. (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(6,213)	(530,475)	(517,481)	1,534
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,390)	(247,347)	(253,598)	(10,999)
Amedisys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,674)	(155,999)	(154,276)	(1,285)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
AMN Healthcare Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,571)	$ (153,197)	$ (160,713)	$ (10,450)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(3,563)	(342,003)	(361,502)	(27,442)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(55)	(14,105)	(14,463)	(614)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,261)	(249,575)	(207,803)	35,736
Dexcom, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,701)	(1,535,748)	(1,622,929)	(116,744)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(6,637)	(245,228)	(178,602)	63,141
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(12,784)	(1,115,439)	(1,221,639)	(130,977)
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,613)	(160,972)	(200,689)	(43,482)
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(692)	(34,282)	(65,249)	(32,293)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(10,279)	(534,626)	(551,366)	(28,960)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,359)	(67,519)	(66,449)	(287)
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,186)	(74,675)	(86,357)	(13,104)
HealthEquity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(628)	(48,540)	(51,264)	(4,592)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,297)	(1,077,520)	(1,079,709)	(22,927)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(362)	(65,070)	(38,850)	33,070
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,175)	(67,935)	(56,377)	10,266
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,461)	(224,482)	(313,808)	(95,739)
Insulet Corp.	USFF -0.250%	Weekly	MS	07/11/28	(495)	(115,597)	(84,843)	28,544
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,187)	(459,225)	(488,539)	(38,143)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,276)	(174,759)	(151,584)	20,340
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,494)	(574,864)	(596,240)	(34,149)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,162)	(343,941)	(366,792)	(29,459)
Laboratory Corp. of America Holdings	USFF -0.250%	Weekly	MS	01/12/29	(1,283)	(280,433)	(280,284)	(5,016)
LifeStance Health Group, Inc.	USFF -0.680%	Weekly	MS	01/07/27	(14,454)	(119,387)	(89,181)	28,079
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(3,299)	(169,408)	(184,546)	(20,001)
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,069)	(422,786)	(450,683)	(38,881)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(691)	(51,018)	(52,343)	(2,699)
Multiplan Corp.	USFF -0.308%	Weekly	MS	07/11/28	(14,396)	(23,267)	(11,678)	11,162
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(16,761)	(301,963)	(264,489)	31,628
Nevro Corp.	USFF -0.250%	Weekly	MS	01/05/26	(13,106)	(401,189)	(189,251)	204,345
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(41,585)	$ (955,993)	$ (649,974)	$ 287,441
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,156)	(242,355)	(240,012)	(2,337)
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,193)	(103,701)	(63,948)	37,760
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,791)	(227,490)	(215,421)	7,114
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,752)	(99,891)	(136,004)	(38,435)
Progyny, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(916)	(34,426)	(34,945)	(1,167)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(9,049)	(652,370)	(433,809)	206,012
RadNet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,103)	(63,524)	(102,332)	(44,347)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,836)	(453,785)	(319,572)	125,489
Shockwave Medical, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,484)	(808,564)	(1,134,495)	(341,488)
SI-BONE, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(977)	(15,342)	(15,993)	(931)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(5,069)	(287,371)	(194,041)	87,023
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(1,189)	(273,199)	(267,311)	120
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,395)	(569,983)	(403,497)	149,147
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,897)	(171,166)	(149,445)	18,440
Treace Medical Concepts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,933)	(179,942)	(155,726)	20,767
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(1,573)	(206,967)	(177,545)	16,295
Veeva Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,282)	(494,920)	(528,717)	(47,097)
					(379,621)	(17,218,977)	(16,457,221)	399,915
Household & Personal Products
Beauty Health Co. (The)	USFF -0.653%	Weekly	MS	01/12/29	(1,025)	(4,585)	(4,551)	(38)
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,970)	(119,432)	(109,652)	7,492
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,641)	(1,178,126)	(1,214,273)	(64,131)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/10/28	(262)	(11,666)	(10,124)	1,177
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,807)	(400,494)	(394,412)	(4,029)
					(18,705)	(1,714,303)	(1,733,012)	(59,529)
Materials
AdvanSix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18)	(510)	(515)	1
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,086)	(107,635)	(124,430)	(23,479)
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,214)	(881,152)	(778,656)	73,006
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,595)	(548,307)	(473,605)	14,476
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,259)	(68,592)	(76,332)	(9,154)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Algoma Steel Group, Inc. (Canada)	USFF -2.380%	Weekly	MS	01/10/28	(15,448)	$ (124,594)	$ (131,154)	$ (12,407)
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,562)	(384,449)	(346,832)	23,912
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(4,675)	(56,018)	(71,948)	(18,287)
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(231,754)	(1,238,522)	(873,713)	337,953
Commercial Metals Co.	USFF -0.250%	Weekly	MS	07/11/28	(5,097)	(269,177)	(299,551)	(36,460)
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,407)	(48,544)	(37,886)	9,879
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,147)	(137,521)	(123,817)	9,955
DuPont de Nemours, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,830)	(507,603)	(523,656)	(26,775)
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(209)	(43,085)	(56,796)	(14,556)
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,329)	(13,798)	(14,818)	(1,270)
Equinox Gold Corp. (Canada)	USFF -0.830%	Weekly	MS	08/27/24	(97,461)	(773,666)	(586,715)	171,676
ERO Copper Corp. (Canada)	USFF -0.780%	Weekly	MS	01/12/29	(175)	(3,288)	(3,374)	(133)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(41,199)	(235,314)	(242,250)	(14,101)
FMC Corp.	USFF -0.250%	Weekly	MS	07/06/26	(27,448)	(1,715,699)	(1,748,438)	(100,638)
Ginkgo Bioworks Holdings, Inc.	USFF -6.197%	Weekly	MS	07/11/28	(151,248)	(199,831)	(175,448)	20,551
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/11/28	(7,610)	(197,189)	(222,060)	(29,639)
Hecla Mining Co.	USFF -0.247%	Weekly	MS	07/08/27	(78,368)	(365,384)	(376,950)	(19,355)
IAMGOLD Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(66,564)	(167,839)	(221,658)	(58,984)
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,134)	(351,467)	(244,892)	100,666
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,120)	(74,020)	(93,979)	(24,129)
LSB Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(621)	(5,057)	(5,452)	(476)
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(9,848)	(96,303)	(104,192)	(9,727)
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(79)	(3,076)	(1,481)	1,248
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(6,750)	(292,605)	(301,253)	(20,720)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(7,032)	(223,018)	(228,259)	(9,522)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/10/28	(17,222)	(339,758)	(246,275)	86,956
Newmont Corp.	USFF -0.250%	Weekly	MS	01/12/29	(46,398)	(1,566,496)	(1,662,904)	(131,085)
Novagold Resources, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(22,719)	(95,627)	(68,157)	25,645
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(5,409)	(347,579)	(293,763)	38,751
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,601)	(194,706)	(175,871)	15,028
Olin Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,296)	(69,839)	(76,205)	(9,717)
Pan American Silver Corp. (Canada)	USFF -0.980%	Weekly	MS	07/08/27	(7,928)	(130,855)	(119,554)	6,663
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Radius Recycling, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(4,267)	$ (194,306)	$ (90,162)	$ 95,224
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,038)	(32,764)	(34,773)	(2,660)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(29,577)	(169,261)	(155,279)	9,375
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,115)	(230,451)	(215,527)	4,473
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,760)	(213,688)	(231,146)	(24,959)
Southern Copper Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,994)	(202,782)	(212,401)	(13,508)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(49,699)	(665,409)	(221,658)	431,084
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(1,734)	(212,391)	(156,129)	45,977
Sylvamo Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,515)	(130,741)	(155,276)	(28,242)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(5,381)	(226,781)	(246,342)	(26,628)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,233)	(30,940)	(32,958)	(2,598)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(37,202)	(499,796)	(645,455)	(165,385)
United States Lime & Minerals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32)	(9,530)	(9,540)	(178)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(32,176)	(1,465,398)	(1,312,137)	123,244
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(3,621)	(163,309)	(170,658)	(10,478)
					(1,075,204)	(16,325,670)	(15,022,280)	800,493
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(29,978)	(213,636)	(78,243)	134,199
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,951)	(114,254)	(114,269)	(2,200)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(30,632)	(970,364)	(436,506)	515,185
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(44,632)	(1,095,268)	(1,148,381)	(78,904)
Fox Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,832)	(295,916)	(307,447)	(18,360)
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,138)	(154,153)	(114,041)	37,660
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,305)	(87,229)	(62,861)	22,705
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(16,823)	(212,003)	(156,622)	51,314
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,610)	$ (88,089)	$ (102,338)	$ (17,399)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,827)	(337,094)	(337,118)	(6,661)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,021)	(149,208)	(161,476)	(16,098)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,166)	(363,205)	(373,180)	(19,175)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	01/10/28	(14,432)	(223,444)	(169,865)	46,708
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,401)	(57,193)	(52,832)	2,269
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(83,045)	(933,156)	(953,357)	(38,158)
Stagwell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,853)	(10,531)	(11,526)	(1,181)
Taboola.com Ltd. (Israel)	USFF -0.730%	Weekly	MS	01/12/29	(4,754)	(20,696)	(21,108)	(794)
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,871)	(855,714)	(871,785)	(32,536)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,614)	(808,168)	(830,746)	(38,127)
Vivid Seats, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,815)	(33,106)	(34,832)	(2,347)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,363)	(99,040)	(85,924)	11,781
					(295,063)	(7,121,467)	(6,424,457)	549,881
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.688%	Weekly	MS	07/11/28	(21,370)	(110,406)	(96,806)	11,490
Arcturus Therapeutics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(683)	(23,999)	(23,065)	488
Arcus Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,281)	(52,050)	(61,945)	(10,882)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,210)	(465,400)	(463,606)	(7,153)
Aurinia Pharmaceuticals, Inc. (Canada)	USFF -0.630%	Weekly	MS	01/12/29	(10,146)	(53,791)	(50,831)	1,940
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,270)	(217,716)	(237,034)	(27,281)
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,558)	(105,922)	(124,328)	(20,430)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(50,606)	(431,765)	(536,930)	(113,464)
Biogen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,830)	(412,255)	(394,603)	10,672
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
BioMarin Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,440)	$(128,886)	$(125,770)	$ 737
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,071)	(538,159)	(497,728)	28,865
Bridgebio Pharma, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,068)	(145,834)	(156,703)	(14,255)
Bruker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(800)	(58,956)	(75,152)	(21,944)
Cabaletta Bio, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(486)	(8,372)	(8,291)	(64)
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,011)	(602,352)	(282,871)	308,186
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,522)	(381,432)	(412,386)	(39,362)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,593)	(59,823)	(74,568)	(17,460)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(17,277)	(197,229)	(115,929)	77,517
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,717)	(113,579)	(120,379)	(10,076)
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,212)	(56,053)	(65,910)	(12,332)
Disc Medicine, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(368)	(22,037)	(22,912)	(1,282)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/12/29	(66)	(52,372)	(51,345)	36
Fortrea Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,608)	(101,632)	(104,685)	(5,758)
Geron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(74,870)	(161,921)	(247,071)	(90,841)
HilleVax, Inc.	USFF -0.580%	Weekly	MS	01/12/29	(41)	(661)	(682)	(17)
Immatics NV (Netherlands)	USFF -1.130%	Weekly	MS	01/12/29	(2,186)	(25,970)	(22,975)	2,511
Insmed, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,803)	(47,760)	(48,915)	(2,109)
Intellia Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,518)	(177,295)	(179,310)	(5,414)
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(6,409)	(779,516)	(771,772)	(8,032)
MacroGenics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,538)	(22,618)	(22,639)	(441)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(57,517)	(407,593)	(498,672)	(98,914)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(543)	(144,938)	(59,583)	82,210
Mirum Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(87)	(2,199)	(2,185)	(13)
Morphic Holding, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(380)	(12,744)	(13,376)	(861)
Olema Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(235)	(2,628)	(2,660)	(67)
Organon & Co.	USFF -0.250%	Weekly	MS	07/11/28	(18,560)	(313,488)	(348,928)	(51,677)
Pacific Biosciences of California, Inc.	USFF -0.267%	Weekly	MS	01/12/29	(3,456)	(12,463)	(12,960)	(721)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,222)	$ (125,214)	$ (123,367)	$ (549)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	08/27/24	(2,188)	(121,694)	(70,432)	41,537
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(53,108)	(1,456,146)	(1,473,747)	(44,441)
Phathom Pharmaceuticals, Inc.	USFF -5.230%	Weekly	MS	01/12/29	(549)	(5,923)	(5,830)	(5)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,789)	(192,440)	(145,856)	42,893
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(2,954)	(139,912)	(73,171)	64,063
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,751)	(47,375)	(50,937)	(6,110)
Relay Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,071)	(16,276)	(17,189)	(1,211)
Repligen Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,948)	(558,787)	(542,196)	4,115
Revance Therapeutics, Inc.	USFF -0.267%	Weekly	MS	07/11/28	(17,077)	(201,835)	(84,019)	113,945
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,492)	(379,549)	(366,660)	5,337
SIGA Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(397)	(3,343)	(3,398)	(200)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(18,992)	(363,046)	(228,094)	130,171
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,810)	(57,220)	(61,739)	(5,731)
Tango Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(668)	(5,381)	(5,304)	(11)
Tilray Brands, Inc.	USFF -7.350%	Weekly	MS	07/11/28	(113,947)	(207,683)	(281,449)	(77,750)
Travere Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(289)	(4,024)	(2,228)	1,735
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,070)	(72,442)	(73,092)	(2,028)
Veracyte, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,278)	(51,045)	(50,480)	(402)
Vericel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,859)	(83,516)	(96,705)	(14,968)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,291)	(61,182)	(40,115)	19,904
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,699)	(666,847)	(672,311)	(18,292)
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,604)	(49,670)	(35,497)	13,586
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(360)	(15,478)	(15,498)	(302)
Zymeworks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,197)	(24,730)	(23,112)	1,157
					(586,946)	(11,362,572)	(10,877,931)	230,245
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,507)	(170,564)	(148,469)	20,139
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(351)	$ (7,697)	$ (7,736)	$ (171)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(2,970)	(236,409)	(150,787)	82,451
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,389)	(472,195)	(472,520)	(15,315)
Cirrus Logic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(852)	(69,584)	(78,861)	(12,531)
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(122)	(8,555)	(8,601)	(371)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,893)	(642,073)	(591,955)	39,364
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,400)	(353,553)	(405,120)	(63,065)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,366)	(204,611)	(244,851)	(45,404)
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(900)	(86,912)	(115,569)	(31,149)
indie Semiconductor, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,740)	(11,116)	(12,319)	(1,401)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,562)	(76,844)	(78,584)	(3,311)
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,376)	(478,792)	(498,794)	(33,032)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,119)	(970,929)	(1,063,421)	(111,177)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,400)	(88,847)	(99,232)	(13,509)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,346)	(543,143)	(491,880)	40,818
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(566)	(58,380)	(75,278)	(21,071)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,040)	(651,154)	(575,262)	59,424
Semtech Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,962)	(162,829)	(191,385)	(33,850)
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,063)	(439,738)	(440,214)	(9,116)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,147)	(210,746)	(200,165)	6,539
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,715)	(187,245)	(193,503)	(9,949)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,079)	(1,371,642)	(1,407,443)	(74,338)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,424)	(48,760)	(65,419)	(19,270)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,215)	(384,729)	(373,117)	3,004
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,544)	(54,675)	(54,302)	(710)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,330)	(322,933)	(275,235)	41,494
					(119,378)	(8,314,655)	(8,320,022)	(205,507)
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,836)	(52,774)	(52,515)	(741)
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,991)	(169,363)	(198,961)	(33,588)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(767)	(59,281)	(64,627)	(6,538)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,738)	$(205,281)	$(189,025)	$ 13,279
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,522)	(16,920)	(16,559)	51
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,049)	(203,541)	(201,708)	(3,162)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(5,566)	(347,651)	(385,279)	(54,036)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(15,231)	(271,147)	(235,928)	30,012
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,854)	(375,649)	(395,421)	(26,991)
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,205)	(443,114)	(430,218)	4,378
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(4,251)	(221,787)	(221,987)	(4,606)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,486)	(127,307)	(65,359)	59,590
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,158)	(573,333)	(560,618)	36
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(317)	(14,458)	(14,043)	153
Cerence, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,294)	(117,599)	(83,381)	31,970
Cipher Mining, Inc.	USFF -3.680%	Weekly	MS	01/12/29	(32,220)	(108,797)	(165,933)	(72,732)
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(12,520)	(213,128)	(221,479)	(12,440)
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,646)	(40,956)	(50,236)	(16,474)
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,874)	(70,402)	(71,549)	(2,572)
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,065)	(172,961)	(172,985)	(3,347)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,711)	(353,937)	(306,279)	40,578
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,333)	(141,982)	(105,292)	40,559
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(3,345)	(336,634)	(335,303)	(5,137)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,517)	(286,937)	(203,669)	80,730
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/12/29	(215)	(283,523)	(268,666)	10,894
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(21,539)	(288,888)	(279,361)	3,980
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,555)	(947,692)	(966,121)	(36,666)
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(370)	(6,719)	(6,738)	(131)
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(866)	(409,606)	(412,796)	(11,705)
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(307)	(3,783)	(3,773)	(46)
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,924)	(192,534)	(186,602)	1,766
Intapp, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,183)	(146,542)	(143,477)	259
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,803)	(208,255)	(106,485)	98,128
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(21,151)	$ (661,813)	$ (297,383)	$351,699
Matterport, Inc.	USFF -0.256%	Weekly	MS	01/12/29	(211)	(473)	(477)	4
Model N, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,467)	(63,594)	(70,235)	(7,850)
nCino, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,724)	(111,036)	(139,203)	(32,879)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(23,882)	(181,109)	(131,112)	46,525
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(2,346)	(99,796)	(91,095)	5,187
PowerSchool Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(7,182)	(165,899)	(152,905)	9,955
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,968)	(119,805)	(137,848)	(20,788)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(14,856)	(338,268)	(346,293)	(14,525)
Smartsheet, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,310)	(51,410)	(50,435)	1
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,018)	(1,045,073)	(972,509)	51,782
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(18,539)	(248,837)	(227,474)	16,722
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,213)	(69,832)	(72,428)	(3,925)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,084)	(127,304)	(109,043)	18,420
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,574)	(314,992)	(303,075)	5,866
Zscaler, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,907)	(989,970)	(945,235)	25,683
					(316,690)	(12,001,692)	(11,169,123)	577,328
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(17,075)	(336,358)	(92,888)	257,968
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,616)	(409,133)	(368,760)	31,901
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,874)	(269,604)	(291,233)	(33,872)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,083)	(273,309)	(285,517)	(17,852)
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,097)	(82,607)	(92,941)	(16,211)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,462)	(300,140)	(247,440)	47,030
Celestica, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(7,284)	(267,046)	(327,343)	(73,729)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(21,215)	(857,682)	(899,940)	(59,305)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,016)	(164,016)	(182,830)	(30,082)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(38,642)	(436,198)	(519,348)	(93,025)
Infinera Corp.	USFF -0.580%	Weekly	MS	01/12/29	(7,297)	(36,399)	(44,001)	(8,287)
IonQ, Inc.	USFF -6.830%	Weekly	MS	01/12/29	(18,591)	(182,672)	(185,724)	(6,554)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,973)	(332,636)	(332,539)	(8,680)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,288)	(376,998)	(297,737)	72,017
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(939)	$ (156,515)	$ (164,109)	$ (10,872)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(78)	(10,992)	(11,140)	(343)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,722)	(252,715)	(293,614)	(48,612)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(546)	(239,871)	(234,409)	929
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(21)	(331)	(329)	(10)
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(1,747)	(470,575)	(202,390)	254,170
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(13,228)	(420,621)	(239,295)	173,242
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(24,096)	(239,505)	(219,033)	15,803
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,351)	(363,015)	(370,841)	(16,334)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(4,543)	(1,120,863)	(1,369,442)	(277,704)
					(217,784)	(7,599,801)	(7,272,843)	151,588
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,508)	(779,057)	(751,818)	(16,437)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,769)	(359,929)	(312,841)	41,309
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(75,779)	(126,290)	(111,395)	12,478
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,861)	(82,328)	(42,680)	39,060
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(4,705)	(201,138)	(192,905)	201
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/27/24	(5,179)	(170,626)	(89,959)	36,859
United States Cellular Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,431)	(50,128)	(52,232)	(3,053)
					(116,232)	(1,769,496)	(1,553,830)	110,417
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(20,746)	(444,358)	(285,465)	150,351
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,933)	(232,022)	(212,070)	14,658
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(3,202)	(241,487)	(240,822)	(4,895)
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,665)	(139,806)	(146,803)	(11,167)
Covenant Logistics Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1)	(46)	(46)	15
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,731)	$ (209,047)	$ (210,438)	$ (6,523)
Frontier Group Holdings, Inc.	USFF -0.580%	Weekly	MS	07/11/28	(6,560)	(31,835)	(53,202)	(23,686)
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/12/29	(3,412)	(68,816)	(69,366)	(2,538)
Golden Ocean Group Ltd. (Bermuda)	USFF -0.980%	Weekly	MS	07/11/28	(9,552)	(79,203)	(123,794)	(53,771)
Hawaiian Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,521)	(91,178)	(86,925)	2,513
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,638)	(59,909)	(43,438)	15,459
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,306)	(60,384)	(56,445)	2,834
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(369)	(74,832)	(73,523)	(501)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(37,056)	(179,478)	(274,956)	(99,552)
Joby Aviation, Inc.	USFF -1.130%	Weekly	MS	01/12/29	(212)	(1,140)	(1,136)	(2)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(445)	(23,839)	(24,484)	(1,088)
Matson, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,002)	(101,091)	(112,625)	(13,714)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(950)	(240,222)	(242,127)	(6,584)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,614)	(97,491)	(100,908)	(5,279)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(13,849)	(344,490)	(313,541)	22,460
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/11/28	(4,922)	(183,804)	(143,673)	33,949
Spirit Airlines, Inc.	USFF -5.680%	Weekly	MS	07/11/28	(15,661)	(180,019)	(75,799)	97,734
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,662)	(123,756)	(100,530)	20,859
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(871)	(118,454)	(138,890)	(24,055)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,884)	(73,139)	(90,206)	(18,459)
United Parcel Service, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(5,311)	(825,093)	(789,374)	36,778
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17)	(615)	(627)	(7)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,950)	(331,374)	(271,884)	49,210
					(164,042)	(4,556,928)	(4,283,097)	174,999
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(36,473)	(631,210)	(653,961)	(40,086)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(75,056)	$(513,319)	$(474,354)	$ 9,666
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,014)	(412,547)	(403,906)	(6,393)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,571)	(67,319)	(55,309)	10,730
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,338)	(736,794)	(764,598)	(50,261)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(796)	(72,522)	(68,536)	101
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,077)	(77,244)	(77,802)	(2,030)
Avista Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,176)	(96,418)	(76,204)	13,317
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(4,876)	(257,351)	(226,636)	22,207
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,706)	(176,197)	(183,054)	(10,874)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(5,661)	(123,257)	(130,486)	(10,019)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,272)	(437,357)	(456,090)	(30,099)
Edison International	USFF -0.250%	Weekly	MS	01/12/29	(940)	(61,344)	(66,486)	(7,040)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,359)	(237,673)	(249,299)	(16,768)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,884)	(721,679)	(687,748)	(2,558)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,874)	(230,355)	(220,686)	(1,012)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(6,703)	(274,598)	(258,870)	12,450
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,579)	(532,439)	(518,233)	(1,863)
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,387)	(107,434)	(109,185)	(3,803)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,728)	(120,403)	(90,720)	26,295
National Fuel Gas Co.	USFF -0.250%	Weekly	MS	07/11/28	(7,763)	(393,610)	(417,028)	(38,163)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,160)	(127,197)	(138,046)	(13,917)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,994)	(430,663)	(442,394)	(33,210)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(4,984)	(255,469)	(185,504)	47,615
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(3,634)	(245,696)	(185,080)	27,760
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,971)	(473,275)	(395,220)	66,702
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,415)	(392,906)	(404,663)	(25,994)
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,085)	(532,147)	(492,519)	25,116
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(12,686)	(547,894)	(532,812)	(7,848)
PPL Corp.	USFF -0.250%	Weekly	MS	01/12/29	(12,916)	(344,795)	(355,577)	(20,553)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(8,214)	(608,977)	(590,012)	(8,239)
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(661)	(37,354)	(37,406)	(756)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(2,501)	$ (175,985)	$ (179,422)	$ (10,038)
Sunnova Energy International, Inc.	USFF -0.730%	Weekly	MS	07/11/28	(19,740)	(213,908)	(121,006)	88,799
					(320,194)	(10,667,336)	(10,248,852)	9,234

Total Reference Entity — Short						(178,763,265)	(172,972,482)	1,121,176
Net Value of Reference Entity						$ (26,657,044)	$ 9,315,643	$36,958,778

*	Includes $986,091 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.0%
Automobiles & Components — 1.2%
Adient PLC (Ireland)*	1,334	$ 43,915
American Axle & Manufacturing Holdings, Inc.*	4,352	32,031
Aptiv PLC (Jersey)*	314	25,010
BorgWarner, Inc.(a)	5,572	193,571
Dorman Products, Inc.*	154	14,844
Ford Motor Co.(a)	15,123	200,833
Garrett Motion, Inc.*	115	1,143
General Motors Co.(a)	4,333	196,501
Gentherm, Inc.*	253	14,568
Goodyear Tire & Rubber Co. (The)*	2,115	29,039
LCI Industries	195	23,997
Lear Corp.	327	47,376
Visteon Corp.(a)*	760	89,384
		912,212
Capital Goods — 12.3%
3M Co.	49	5,197
A. O. Smith Corp.(a)	1,323	118,356
AAR Corp.*	118	7,065
Acuity Brands, Inc.(a)	242	65,033
AECOM (a)	2,050	201,064
American Woodmark Corp.*	503	51,135
Apogee Enterprises, Inc.	4	237
Applied Industrial Technologies, Inc.(a)	443	87,515
Array Technologies, Inc.(a)*	19,045	283,961
AZEK Co., Inc. (The)(a)*	5,919	297,252
Beacon Roofing Supply, Inc.*	922	90,374
Blue Bird Corp.*	472	18,096
Boeing Co. (The)(a)*	390	75,266
Boise Cascade Co.(a)	333	51,072
Builders FirstSource, Inc.*	45	9,385
BWX Technologies, Inc.(a)	1,956	200,725
Cadre Holdings, Inc.	140	5,068
Carlisle Cos., Inc.(a)	354	138,715
Carrier Global Corp.(a)	851	49,469
Caterpillar, Inc.	212	77,683
Chart Industries, Inc.*	254	41,839
Comfort Systems USA, Inc.(a)	98	31,136
Core & Main, Inc., Class A(a)*	152	8,702
Crane Co.(a)	1,429	193,101
Cummins, Inc.(a)	589	173,549
Curtiss-Wright Corp.(a)	265	67,824
Deere & Co.	164	67,361
DNOW, Inc.*	458	6,962
Donaldson Co., Inc.(a)	1,487	111,049
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Dover Corp.	318	$ 56,346
Eaton Corp. PLC (Ireland)	386	120,694
EMCOR Group, Inc.(a)	407	142,531
Enerpac Tool Group Corp.	1,406	50,138
EnerSys (a)	1,290	121,853
Enpro, Inc.	143	24,134
Esab Corp.	409	45,223
Fastenal Co.(a)	436	33,633
Federal Signal Corp.	137	11,627
Flowserve Corp.	2,641	120,641
Fluence Energy, Inc.*	6,076	105,358
Generac Holdings, Inc.(a)*	2,408	303,745
General Dynamics Corp.(a)	347	98,024
General Electric Co.	281	49,324
Gibraltar Industries, Inc.*	716	57,659
Gorman-Rupp Co. (The)	4	158
Graco, Inc.	370	34,580
Griffon Corp.(a)	3,496	256,397
Hillman Solutions Corp.*	4,908	52,221
Honeywell International, Inc.(a)	1,061	217,770
Howmet Aerospace, Inc.	429	29,356
Hubbell, Inc.	26	10,791
Huntington Ingalls Industries, Inc.(a)	407	118,628
Illinois Tool Works, Inc.(a)	475	127,457
Ingersoll Rand, Inc.(a)	1,626	154,389
Kadant, Inc.	29	9,515
Kennametal, Inc.	1,630	40,652
L3Harris Technologies, Inc.	223	47,521
Leonardo DRS, Inc.*	504	11,133
Lincoln Electric Holdings, Inc.(a)	962	245,733
Lindsay Corp.	417	49,064
Lockheed Martin Corp.(a)	610	277,471
Masco Corp.(a)	2,445	192,862
MasTec, Inc.*	268	24,991
MDU Resources Group, Inc.(a)	6,918	174,334
Middleby Corp. (The)*	819	131,687
MSC Industrial Direct Co., Inc., Class A(a)	2,652	257,350
Mueller Industries, Inc.(a)	1,164	62,775
Nikola Corp.*	830	863
Otis Worldwide Corp.(a)	561	55,690
Owens Corning	91	15,179
PACCAR, Inc.	504	62,441
Parker-Hannifin Corp.(a)	77	42,796
Powell Industries, Inc.(a)	1,210	172,183
Proto Labs, Inc.*	89	3,182

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanex Building Products Corp.	64	$ 2,460
Quanta Services, Inc.(a)	2,247	583,771
Regal Rexnord Corp.	6	1,081
Resideo Technologies, Inc.*	241	5,403
RTX Corp.(a)	1,258	122,693
Snap-on, Inc.(a)	444	131,522
SPX Technologies, Inc.*	278	34,230
Stanley Black & Decker, Inc.(a)	2,381	233,171
Stantec, Inc. (Canada)	31	2,574
Sterling Infrastructure, Inc.(a)*	561	61,884
Tennant Co.	536	65,183
Terex Corp.(a)	476	30,654
Textron, Inc.(a)	2,776	266,302
Trane Technologies PLC (Ireland)	303	90,961
Trex Co., Inc.*	1,077	107,431
Tutor Perini Corp.*	38	549
UFP Industries, Inc.(a)	656	80,695
United Rentals, Inc.(a)	362	261,042
Wabash National Corp.	2,909	87,095
Watts Water Technologies, Inc., Class A(a)	277	58,876
Woodward, Inc.(a)	1,058	163,059
WW Grainger, Inc.(a)	80	81,384
Xylem, Inc.	254	32,827
Zurn Elkay Water Solutions Corp.(a)	4,031	134,918
		9,394,055
Commercial & Professional Services — 3.0%
ACV Auctions, Inc., Class A(a)*	5,701	107,008
Alight, Inc., Class A*	7,575	74,614
ASGN, Inc.*	635	66,523
Automatic Data Processing, Inc.(a)	493	123,122
Booz Allen Hamilton Holding Corp.(a)	1,247	185,105
Brady Corp., Class A	525	31,122
Brink's Co. (The)	362	33,442
Broadridge Financial Solutions, Inc.(a)	167	34,212
Cimpress PLC (Ireland)*	111	9,825
Cintas Corp.	114	78,321
CSG Systems International, Inc.	874	45,046
Enviri Corp.*	277	2,534
Healthcare Services Group, Inc.*	830	10,358
Heidrick & Struggles International, Inc.	3	101
HireRight Holdings Corp.*	42	599
Jacobs Solutions, Inc.(a)	1,245	191,394
Legalzoom.com, Inc.*	1,643	21,918
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Leidos Holdings, Inc.(a)	1,128	$ 147,869
ManpowerGroup, Inc.	1,165	90,451
Maximus, Inc.	215	18,038
MillerKnoll, Inc.	1,023	25,329
MSA Safety, Inc.	222	42,977
OPENLANE, Inc.*	1,488	25,742
Parsons Corp.(a)*	2,147	178,094
Republic Services, Inc.(a)	264	50,540
Robert Half, Inc.(a)	1,221	96,801
Science Applications International Corp.(a)	365	47,592
SS&C Technologies Holdings, Inc.	365	23,495
Steelcase, Inc., Class A	3,871	50,633
Sterling Check Corp.*	75	1,206
TaskUS, Inc., Class A*	71	827
TELUS International CDA, Inc. (Canada)*	71	601
Tetra Tech, Inc.(a)	1,143	211,123
Veralto Corp.(a)	1,192	105,683
Waste Connections, Inc. (Canada)	756	130,039
Waste Management, Inc.	292	62,240
		2,324,524
Consumer Discretionary Distribution & Retail — 3.9%
Amazon.com, Inc.(a)*	2,946	531,399
AutoZone, Inc.(a)*	78	245,829
Best Buy Co., Inc.	67	5,496
Camping World Holdings, Inc., Class A	1,683	46,871
Carvana Co.(a)*	959	84,306
eBay, Inc.(a)	2,525	133,269
Etsy, Inc.*	1,065	73,187
Gap, Inc. (The)(a)	8,669	238,831
Hibbett, Inc.	123	9,448
Home Depot, Inc. (The)(a)	744	285,398
Kohl's Corp.	3,594	104,765
Leslie's, Inc.*	6,408	41,652
LKQ Corp.	1,349	72,050
Monro, Inc.	2,300	72,542
Murphy USA, Inc.	83	34,794
ODP Corp. (The)(a)*	2,201	116,763
Ross Stores, Inc.	934	137,074
Signet Jewelers Ltd. (Bermuda)	2,758	275,993
TJX Cos., Inc. (The)(a)	1,738	176,268
Ulta Beauty, Inc.(a)*	412	215,426
Wayfair, Inc., Class A*	211	14,323

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Williams-Sonoma, Inc.	119	$ 37,786
Winmark Corp.	88	31,830
		2,985,300
Consumer Durables & Apparel — 3.1%
Carter's, Inc.(a)	1,392	117,875
Columbia Sportswear Co.	487	39,535
Cricut, Inc., Class A	57	271
Deckers Outdoor Corp.(a)*	155	145,895
Figs, Inc., Class A*	14,021	69,825
Garmin Ltd. (Switzerland)	1,030	153,336
G-III Apparel Group Ltd.*	2,917	84,622
Hanesbrands, Inc.(a)*	17,425	101,065
Hasbro, Inc.	1,545	87,323
Helen of Troy Ltd. (Bermuda)*	874	100,720
Leggett & Platt, Inc.	3,179	60,878
Lululemon Athletica, Inc.*	52	20,314
Mattel, Inc.(a)*	15,296	303,014
Mohawk Industries, Inc.*	679	88,874
Newell Brands, Inc.	176	1,413
NIKE, Inc., Class B	575	54,039
PulteGroup, Inc.(a)	1,226	147,880
Ralph Lauren Corp.(a)	961	180,437
Smith & Wesson Brands, Inc.	16	278
Sonos, Inc.*	2,609	49,728
Tapestry, Inc.	1,523	72,312
TopBuild Corp.*	287	126,490
Vista Outdoor, Inc.(a)*	2,117	69,395
Worthington Enterprises, Inc.	967	60,176
YETI Holdings, Inc.(a)*	5,253	202,503
		2,338,198
Consumer Services — 3.9%
ADT, Inc.	15,059	101,196
Adtalem Global Education, Inc.*	431	22,153
Aramark (a)	11,482	373,395
BJ's Restaurants, Inc.*	564	20,405
Booking Holdings, Inc.(a)	91	330,137
Bright Horizons Family Solutions, Inc.*	401	45,457
Brinker International, Inc.(a)*	3,875	192,510
Caesars Entertainment, Inc.(a)*	2,186	95,616
Dine Brands Global, Inc.	309	14,362
DoorDash, Inc., Class A*	125	17,215
DraftKings, Inc., Class A*	587	26,656
Duolingo, Inc.*	98	21,617
European Wax Center, Inc., Class A*	386	5,010
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Expedia Group, Inc.(a)*	1,239	$ 170,672
Frontdoor, Inc.(a)*	4,820	157,036
Grand Canyon Education, Inc.*	290	39,501
International Game Technology PLC (United Kingdom)	693	15,655
Las Vegas Sands Corp.(a)	3,468	179,296
Marriott International, Inc., Class A	260	65,601
McDonald's Corp.(a)	731	206,105
Papa John's International, Inc.	300	19,980
Sabre Corp.*	8,893	21,521
Shake Shack, Inc., Class A*	286	29,753
Six Flags Entertainment Corp.*	999	26,294
Starbucks Corp.(a)	1,004	91,755
Strategic Education, Inc.	99	10,308
Sweetgreen, Inc., Class A*	608	15,358
Vail Resorts, Inc.	301	67,072
Wendy's Co. (The)	968	18,237
Wyndham Hotels & Resorts, Inc.(a)	2,660	204,155
Wynn Resorts Ltd.(a)	1,799	183,912
Yum! Brands, Inc.(a)	1,325	183,711
		2,971,651
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class A	5,476	117,405
Costco Wholesale Corp.(a)	229	167,772
Dollar General Corp.	42	6,555
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	14,027	—
Grocery Outlet Holding Corp.(a)*	2,617	75,317
Kroger Co. (The)(a)	12,778	730,007
Performance Food Group Co.*	102	7,613
Sysco Corp.(a)	981	79,638
Target Corp.(a)	3,869	685,625
US Foods Holding Corp.(a)*	1,050	56,669
Walgreens Boots Alliance, Inc.	1,608	34,878
Walmart, Inc.(a)	2,529	152,170
Weis Markets, Inc.	83	5,345
		2,118,994
Energy — 7.1%
Antero Midstream Corp.(a)	13,828	194,422
APA Corp.(a)	694	23,860
Archrock, Inc.	5,259	103,445
Baker Hughes Co.(a)	4,809	161,101
Berry Corp.	760	6,118
Borr Drilling Ltd. (Bermuda)	2,670	18,290
California Resources Corp.(a)	2,403	132,405

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Cameco Corp. (Canada)	753	$ 32,620
Canadian Natural Resources Ltd. (Canada)	5,818	444,030
Cheniere Energy, Inc.(a)	1,160	187,085
Chesapeake Energy Corp.(a)	1,196	106,241
Chord Energy Corp.	205	36,539
ConocoPhillips (a)	406	51,676
CONSOL Energy, Inc.(a)	2,122	177,739
Coterra Energy, Inc.	3,468	96,688
CVR Energy, Inc.(a)	837	29,847
Delek US Holdings, Inc.	2,207	67,843
Devon Energy Corp.(a)	4,645	233,086
DHT Holdings, Inc. (Marshall Islands)	3,587	41,250
Diamondback Energy, Inc.(a)	1,038	205,700
Dorian LPG Ltd. (Marshall Islands)	6,491	249,644
Enbridge, Inc. (Canada)	2,642	95,588
Enerplus Corp. (Canada)	1,666	32,754
Exxon Mobil Corp.(a)	2,227	258,866
FLEX LNG Ltd. (Bermuda)	983	24,998
Green Plains, Inc.*	393	9,086
Gulfport Energy Corp.*	358	57,323
Halliburton Co.	2,190	86,330
Helix Energy Solutions Group, Inc.*	5,765	62,493
Helmerich & Payne, Inc.(a)	6,344	266,829
Kinder Morgan, Inc.	3,044	55,827
Marathon Oil Corp.(a)	15,186	430,371
Marathon Petroleum Corp.(a)	672	135,408
Murphy Oil Corp.(a)	1,988	90,852
Nabors Industries Ltd. (Bermuda)*	634	54,606
Nordic American Tankers Ltd. (Bermuda)	14,194	55,640
Occidental Petroleum Corp.(a)	3,152	204,848
Pembina Pipeline Corp. (Canada)	1,527	53,964
Phillips 66	729	119,075
Pioneer Natural Resources Co.(a)	901	236,512
REX American Resources Corp.*	4	235
Schlumberger NV (Curacao)	1,269	69,554
Targa Resources Corp.	95	10,639
TC Energy Corp. (Canada)	65	2,613
TechnipFMC PLC (United Kingdom)	10,759	270,158
Transocean Ltd. (Switzerland)*	7,512	47,175
US Silica Holdings, Inc.*	3,624	44,974
Valero Energy Corp.	95	16,216
		5,392,563
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — 3.3%
AvidXchange Holdings, Inc.*	8,762	$ 115,220
Berkshire Hathaway, Inc., Class B(a)*	658	276,702
BlackRock, Inc.	93	77,534
Cboe Global Markets, Inc.	955	175,462
CME Group, Inc.(a)	862	185,580
Coinbase Global, Inc., Class A(a)*	66	17,498
Corpay, Inc.*	153	47,207
Donnelley Financial Solutions, Inc.*	126	7,813
Euronet Worldwide, Inc.*	115	12,642
FactSet Research Systems, Inc.	35	15,904
Fiserv, Inc.(a)*	2,062	329,549
Franklin Resources, Inc.(a)	3,789	106,509
Intercontinental Exchange, Inc.	895	123,000
International Money Express, Inc.*	674	15,387
Mastercard, Inc., Class A	153	73,680
Morningstar, Inc.(a)	480	148,018
NCR Atleos Corp.(a)*	2,526	49,888
Open Lending Corp.*	25	156
Paymentus Holdings, Inc., Class A*	1	23
Payoneer Global, Inc.*	10,834	52,653
PayPal Holdings, Inc.(a)*	3,234	216,646
S&P Global, Inc.	158	67,221
Shift4 Payments, Inc., Class A*	1,486	98,180
T Rowe Price Group, Inc.(a)	892	108,753
Visa, Inc., Class A(a)	510	142,331
Western Union Co. (The)	1,286	17,978
		2,481,534
Food, Beverage & Tobacco — 4.0%
Altria Group, Inc.(a)	4,015	175,134
Archer-Daniels-Midland Co.(a)	2,158	135,544
B&G Foods, Inc.	8,135	93,064
Boston Beer Co., Inc. (The), Class A*	36	10,959
Bunge Global SA (Switzerland)	947	97,087
Campbell Soup Co.	840	37,338
Coca-Cola Co. (The)(a)	3,825	234,014
Coca-Cola Consolidated, Inc.	35	29,624
Conagra Brands, Inc.(a)	3,939	116,752
Constellation Brands, Inc., Class A(a)	446	121,205
Dole PLC (Ireland)	384	4,581
General Mills, Inc.(a)	1,497	104,745
Hormel Foods Corp.(a)	4,075	142,177
Ingredion, Inc.(a)	1,519	177,495
J & J Snack Foods Corp.	137	19,805
Kellanova (a)	6,531	374,161
Keurig Dr Pepper, Inc.(a)	5,960	182,793

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kraft Heinz Co. (The)(a)	3,563	$ 131,475
Lancaster Colony Corp.(a)	380	78,899
McCormick & Co., Inc., non-voting shares	2,111	162,146
Mission Produce, Inc.*	47	558
Molson Coors Beverage Co., Class B	1,147	77,136
Mondelez International, Inc., Class A(a)	2,530	177,100
Philip Morris International, Inc.	939	86,031
Primo Water Corp. (Canada)	2,708	49,313
Simply Good Foods Co. (The)*	4,408	150,004
SunOpta, Inc. (Canada)*	669	4,596
Tootsie Roll Industries, Inc.	5	160
Vector Group Ltd.	1,227	13,448
Vita Coco Co., Inc. (The)*	3,959	96,718
Vital Farms, Inc.*	156	3,627
		3,087,689
Health Care Equipment & Services — 6.8%
Addus HomeCare Corp.*	318	32,862
Align Technology, Inc.*	149	48,860
Astrana Health, Inc.*	178	7,474
Avanos Medical, Inc.*	1,080	21,503
Baxter International, Inc.(a)	5,290	226,095
Becton Dickinson & Co.(a)	938	232,108
Cardinal Health, Inc.(a)	1,256	140,546
Cencora, Inc.	215	52,243
Centene Corp.(a)*	1,611	126,431
Cigna Group (The)(a)	333	120,942
CONMED Corp.(a)	3,181	254,734
Cross Country Healthcare, Inc.*	2,573	48,167
CVS Health Corp.(a)	936	74,655
DaVita, Inc.(a)*	2,217	306,057
Definitive Healthcare Corp.*	1,933	15,599
Enovis Corp.(a)*	320	19,984
Evolent Health, Inc., Class A(a)*	5,405	177,230
Fulgent Genetics, Inc.(a)*	823	17,859
GE HealthCare Technologies, Inc.(a)	2,138	194,366
Haemonetics Corp.(a)*	651	55,563
HCA Healthcare, Inc.(a)	413	137,748
HealthEquity, Inc.*	27	2,204
HealthStream, Inc.	32	853
Hologic, Inc.(a)*	698	54,416
Humana, Inc.(a)	499	173,013
IDEXX Laboratories, Inc.(a)*	1,013	546,949
Lantheus Holdings, Inc.(a)*	3,203	199,355
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
LeMaitre Vascular, Inc.	85	$ 5,641
McKesson Corp.	114	61,201
Medtronic PLC (Ireland)	6,341	552,618
Molina Healthcare, Inc.(a)*	357	146,666
National HealthCare Corp.	75	7,088
Owens & Minor, Inc.*	4,422	122,534
Penumbra, Inc.*	297	66,284
Phreesia, Inc.*	2,263	54,154
Privia Health Group, Inc.(a)*	4,525	88,645
Quest Diagnostics, Inc.(a)	921	122,594
ResMed, Inc.(a)	1,160	229,715
Teleflex, Inc.	80	18,094
Tenet Healthcare Corp.(a)*	1,123	118,039
UFP Technologies, Inc.*	69	17,402
UnitedHealth Group, Inc.(a)	247	122,191
Varex Imaging Corp.*	771	13,955
Zimmer Biomet Holdings, Inc.(a)	977	128,944
		5,163,581
Household & Personal Products — 1.8%
BellRing Brands, Inc.(a)*	4,660	275,080
Clorox Co. (The)(a)	985	150,813
Colgate-Palmolive Co.(a)	1,705	153,535
Coty, Inc., Class A*	4,719	56,439
Edgewell Personal Care Co.	867	33,501
Energizer Holdings, Inc.	620	18,253
Estee Lauder Cos., Inc. (The), Class A	146	22,506
Kenvue, Inc.(a)	8,422	180,736
Kimberly-Clark Corp.(a)	1,391	179,926
Procter & Gamble Co. (The)(a)	845	137,101
Reynolds Consumer Products, Inc.	964	27,532
Spectrum Brands Holdings, Inc.(a)	257	22,876
WD-40 Co.	402	101,831
		1,360,129
Materials — 6.2%
Alamos Gold, Inc., Class A (Canada)	11,995	176,926
Alpha Metallurgical Resources, Inc.	336	111,273
Amcor PLC (Jersey)	4,662	44,336
AptarGroup, Inc.	420	60,434
Arch Resources, Inc.	81	13,024
Avient Corp.	599	25,997
Axalta Coating Systems Ltd. (Bermuda)*	1,337	45,979
Balchem Corp.	45	6,973
Ball Corp.(a)	1,527	102,859

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Barrick Gold Corp. (Canada)	502	$ 8,353
Berry Global Group, Inc.(a)	1,213	73,362
Cabot Corp.	250	23,050
Carpenter Technology Corp.(a)	2,178	155,553
Celanese Corp.	835	143,503
Cleveland-Cliffs, Inc.(a)*	18,887	429,490
Corteva, Inc.(a)	11,530	664,935
Crown Holdings, Inc.	354	28,058
Eastman Chemical Co.(a)	1,153	115,554
Ecolab, Inc.(a)	83	19,165
Fortuna Silver Mines, Inc. (Canada)*	21,474	80,098
Freeport-McMoRan, Inc.	1,179	55,437
HB Fuller Co.	800	63,792
Innospec, Inc.	94	12,120
International Flavors & Fragrances, Inc.(a)	1,467	126,147
International Paper Co.(a)	979	38,201
Kinross Gold Corp. (Canada)	4,187	25,666
Knife River Corp.*	1,020	82,702
Koppers Holdings, Inc.	124	6,841
Linde PLC (Ireland)	392	182,013
LyondellBasell Industries NV, Class A (Netherlands)	1,510	154,443
Martin Marietta Materials, Inc.(a)	90	55,255
Mativ Holdings, Inc.	922	17,288
Minerals Technologies, Inc.	650	48,932
NewMarket Corp.(a)	370	234,809
Nucor Corp.(a)	429	84,899
Packaging Corp. of America(a)	416	78,948
PPG Industries, Inc.(a)	739	107,081
Quaker Chemical Corp.	621	127,460
Royal Gold, Inc.(a)	2,072	252,390
RPM International, Inc.(a)	776	92,305
Scotts Miracle-Gro Co. (The)(a)	3,793	282,920
Sealed Air Corp.(a)	1,028	38,242
Sherwin-Williams Co. (The)(a)	333	115,661
SilverCrest Metals, Inc. (Canada)*	69	460
Sonoco Products Co.	108	6,247
Summit Materials, Inc., Class A*	385	17,159
Taseko Mines Ltd. (Canada)*	120	260
Vulcan Materials Co.	216	58,951
Westrock Co.	1,056	52,219
Worthington Steel, Inc.	28	1,004
		4,748,774
Media & Entertainment — 5.4%
Alphabet, Inc., Class A(a)*	3,552	536,103
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Bumble, Inc., Class A(a)*	2,840	$ 32,234
Cable One, Inc.	44	18,618
Cinemark Holdings, Inc.(a)*	8,100	145,557
Clear Channel Outdoor Holdings, Inc.*	913	1,507
Comcast Corp., Class A(a)	5,948	257,846
Electronic Arts, Inc.(a)	2,613	346,667
Getty Images Holdings, Inc.*	11	46
Grindr, Inc.*	14	142
Interpublic Group of Cos., Inc. (The)(a)	3,648	119,034
Match Group, Inc.*	2,848	103,325
Meta Platforms, Inc., Class A(a)	1,268	615,715
Netflix, Inc.(a)*	543	329,780
News Corp., Class A(a)	2,701	70,712
Omnicom Group, Inc.(a)	453	43,832
Paramount Global, Class B(a)	24,087	283,504
Sirius XM Holdings, Inc.	32,956	127,869
Spotify Technology SA (Luxembourg)*	1,262	333,042
TripAdvisor, Inc.(a)*	9,343	259,642
Vimeo, Inc.*	6,958	28,458
Walt Disney Co. (The)(a)	1,506	184,274
Warner Music Group Corp., Class A	708	23,378
Yelp, Inc.(a)*	4,197	165,362
ZipRecruiter, Inc., Class A*	1,595	18,327
ZoomInfo Technologies, Inc.*	3,651	58,526
		4,103,500
Pharmaceuticals, Biotechnology & Life Sciences — 4.3%
AbbVie, Inc.	327	59,547
Agilent Technologies, Inc.(a)	1,709	248,677
Alkermes PLC (Ireland)*	9,347	253,023
Alpine Immune Sciences, Inc.*	700	27,748
Amneal Pharmaceuticals, Inc.*	1,295	7,848
Amphastar Pharmaceuticals, Inc.*	1,950	85,624
ANI Pharmaceuticals, Inc.*	472	32,629
Azenta, Inc.(a)*	1,274	76,797
Beam Therapeutics, Inc.*	1,416	46,785
Bio-Rad Laboratories, Inc., Class A(a)*	149	51,535
Bristol-Myers Squibb Co.(a)	5,871	318,384
Collegium Pharmaceutical, Inc.*	2,534	98,370
Corcept Therapeutics, Inc.*	1,536	38,692
Danaher Corp.	43	10,738
EyePoint Pharmaceuticals, Inc.*	2,697	55,747
Gilead Sciences, Inc.(a)	1,192	87,314

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Halozyme Therapeutics, Inc.(a)*	1,396	$ 56,789
Harmony Biosciences Holdings, Inc.(a)*	5,468	183,615
ImmunityBio, Inc.*	1,508	8,098
Incyte Corp.(a)*	7,226	411,665
Innoviva, Inc.*	2,053	31,288
IQVIA Holdings, Inc.(a)*	581	146,929
Ironwood Pharmaceuticals, Inc.*	1,403	12,220
Johnson & Johnson(a)	2,059	325,713
Merck & Co., Inc.(a)	942	124,297
Mettler-Toledo International, Inc.(a)*	84	111,828
Natera, Inc.*	375	34,297
Nurix Therapeutics, Inc.*	6	88
Nuvation Bio, Inc.*	9	33
Scholar Rock Holding Corp.*	61	1,083
Spyre Therapeutics, Inc.*	5	190
Thermo Fisher Scientific, Inc.(a)	208	120,892
Twist Bioscience Corp.(a)*	3,297	113,120
United Therapeutics Corp.(a)*	216	49,620
Viatris, Inc.(a)	6,157	73,515
Waters Corp.*	28	9,638
WaVe Life Sciences Ltd. (Singapore)*	101	623
		3,314,999
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.(a)*	1,196	215,866
Amkor Technology, Inc.	1,942	62,610
Applied Materials, Inc.(a)	715	147,454
Entegris, Inc.(a)	1,029	144,616
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	3,747	195,256
KLA Corp.	168	117,360
Lam Research Corp.(a)	120	116,588
Microchip Technology, Inc.(a)	841	75,446
Micron Technology, Inc.(a)	3,895	459,181
Monolithic Power Systems, Inc.(a)	885	599,517
NVIDIA Corp.(a)	331	299,078
NXP Semiconductors NV (Netherlands)	836	207,136
ON Semiconductor Corp.*	1,327	97,601
Photronics, Inc.*	3,643	103,170
Qorvo, Inc.(a)*	5,420	622,379
QUALCOMM, Inc.(a)	3,099	524,661
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.(a)	4,892	$ 529,901
SMART Global Holdings, Inc. (Cayman Islands)*	2,878	75,749
		4,593,569
Software & Services — 9.5%
Accenture PLC, Class A (Ireland)	605	209,699
Adobe, Inc.(a)*	751	378,955
Amdocs Ltd. (Guernsey)	768	69,404
Appfolio, Inc., Class A*	419	103,384
Bitfarms Ltd. (Canada)*	84,982	189,510
Blackbaud, Inc.*	471	34,920
Box, Inc., Class A*	2,057	58,254
CGI, Inc. (Canada)*	61	6,740
Docebo, Inc. (Canada)*	52	2,547
DXC Technology Co.*	3,715	78,795
Enfusion, Inc., Class A*	105	971
EverCommerce, Inc.*	8	75
Fortinet, Inc.*	2,003	136,825
Gen Digital, Inc.(a)	6,027	135,005
Globant SA (Luxembourg)*	394	79,549
GoDaddy, Inc., Class A(a)*	517	61,358
Guidewire Software, Inc.(a)*	1,102	128,614
Hackett Group, Inc. (The)	1	24
Informatica, Inc., Class A*	2,378	83,230
InterDigital, Inc.(a)	1,853	197,270
International Business Machines Corp.(a)	844	161,170
JFrog Ltd. (Israel)*	4,796	212,079
Kyndryl Holdings, Inc.*	601	13,078
LiveRamp Holdings, Inc.*	2,727	94,082
Manhattan Associates, Inc.(a)*	135	33,781
MeridianLink, Inc.*	66	1,234
Microsoft Corp.(a)	1,080	454,378
N-able, Inc.*	59	771
NCR Voyix Corp.(a)*	11,045	139,498
NextNav, Inc.*	129	849
Nutanix, Inc., Class A(a)*	1,394	86,038
Okta, Inc.(a)*	4,920	514,730
Oracle Corp.(a)	3,482	437,374
Palantir Technologies, Inc., Class A(a)*	19,104	439,583
Palo Alto Networks, Inc.(a)*	1,073	304,872
Pegasystems, Inc.	1,605	103,747
Q2 Holdings, Inc.*	2,231	117,261
Qualys, Inc.(a)*	1,250	208,588
Roper Technologies, Inc.	137	76,835

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Salesforce, Inc.(a)	1,188	$ 357,802
Samsara, Inc., Class A(a)*	2,493	94,211
ServiceNow, Inc.(a)*	581	442,954
SolarWinds Corp.*	24	303
SPS Commerce, Inc.*	2	370
Synopsys, Inc.*	62	35,433
UiPath, Inc., Class A(a)*	787	17,841
Varonis Systems, Inc.*	479	22,594
Verint Systems, Inc.*	43	1,426
VeriSign, Inc.(a)*	1,151	218,126
Workday, Inc., Class A(a)*	497	135,557
Yext, Inc.*	5,733	34,570
Zoom Video Communications, Inc., Class A(a)*	8,620	563,489
		7,279,753
Technology Hardware & Equipment — 5.2%
Amphenol Corp., Class A	506	58,367
Apple, Inc.(a)	4,956	849,855
Arlo Technologies, Inc.*	1,246	15,762
Arrow Electronics, Inc.*	501	64,859
Badger Meter, Inc.	214	34,627
Bel Fuse, Inc., Class B	514	30,999
CDW Corp.(a)	345	88,244
Ciena Corp.(a)*	5,259	260,057
Cisco Systems, Inc.(a)	4,475	223,347
Crane NXT Co.(a)	339	20,984
Extreme Networks, Inc.(a)*	9,924	114,523
F5, Inc.(a)*	1,288	244,192
Fabrinet (Cayman Islands)*	254	48,011
Hewlett Packard Enterprise Co.(a)	7,954	141,024
HP, Inc.(a)	5,669	171,317
Insight Enterprises, Inc.(a)*	250	46,380
Itron, Inc.*	1,416	131,008
Jabil, Inc.(a)	1,504	201,461
Keysight Technologies, Inc.*	445	69,589
Littelfuse, Inc.	494	119,721
Motorola Solutions, Inc.(a)	271	96,200
Napco Security Technologies, Inc.	1,510	60,642
NetApp, Inc.(a)	1,771	185,902
NetScout Systems, Inc.(a)*	1,934	42,239
PC Connection, Inc.	49	3,231
Rogers Corp.*	111	13,175
Seagate Technology Holdings PLC (Ireland)	1,308	121,709
Super Micro Computer, Inc.(a)*	188	189,886
TD SYNNEX Corp.	436	49,312
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TE Connectivity Ltd. (Switzerland)	656	$ 95,277
Vontier Corp.	1,205	54,659
Western Digital Corp.*	1,679	114,575
Xerox Holdings Corp.	932	16,683
		3,977,817
Telecommunication Services — 1.0%
Anterix, Inc.*	82	2,756
AT&T, Inc.(a)	6,546	115,210
BCE, Inc. (Canada)	371	12,606
Iridium Communications, Inc.	3,781	98,911
Lumen Technologies, Inc.*	49	76
TELUS Corp. (Canada)	3,880	62,119
T-Mobile US, Inc.(a)	1,668	272,251
Verizon Communications, Inc.(a)	4,229	177,449
		741,378
Transportation — 1.3%
CH Robinson Worldwide, Inc.	274	20,862
CSX Corp.(a)	4,199	155,657
Delta Air Lines, Inc.(a)	3,626	173,577
FedEx Corp.(a)	128	37,087
Forward Air Corp.	2,318	72,113
FTAI Infrastructure, Inc.	54	339
GXO Logistics, Inc.*	981	52,739
Heartland Express, Inc.	125	1,492
Old Dominion Freight Line, Inc.(a)	498	109,216
Saia, Inc.*	55	32,175
SkyWest, Inc.(a)*	2,351	162,407
Uber Technologies, Inc.(a)*	1,796	138,274
Union Pacific Corp.	270	66,401
		1,022,339
Utilities — 2.9%
ALLETE, Inc.(a)	2,379	141,884
American Water Works Co., Inc.	446	54,506
Atmos Energy Corp.	163	19,376
Black Hills Corp.(a)	3,689	201,419
Consolidated Edison, Inc.	513	46,586
Constellation Energy Corp.(a)	581	107,398
Duke Energy Corp.(a)	3,499	338,388
Fortis, Inc. (Canada)	2,037	80,482
New Jersey Resources Corp.	809	34,714
NRG Energy, Inc.(a)	8,161	552,418
ONE Gas, Inc.	797	51,431
Public Service Enterprise Group, Inc.(a)	5,222	348,725
Southwest Gas Holdings, Inc.	1,477	112,444

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Spire, Inc.	573	$ 35,165
TransAlta Corp. (Canada)	1,233	7,928
Vistra Corp.(a)	896	62,406
		2,195,270
TOTAL COMMON STOCKS (Cost $64,173,586)		72,507,829
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		3,838,104
NET ASSETS - 100.0%		$ 76,345,933

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
The portfolio matures between August 29, 2025 and January 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (70.0)% of net assets as of March 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	188	$ 6,409	$ 6,189	$ 308
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,259	9,767	9,266	279
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/12/29	85	6,634	6,770	681
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,480	46,211	51,415	9,540
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	45	4,155	4,338	523
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/11/28	4,139	49,692	54,966	10,832
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/12/29	29	288	288	21
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	1,221	35,369	55,372	23,412
Gentherm, Inc.	USFF +0.250%	Weekly	MS	01/12/29	71	3,943	4,088	468
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	564	7,746	7,744	600
LCI Industries	USFF +0.250%	Weekly	MS	01/12/29	53	6,242	6,522	793
Lear Corp.	USFF +0.250%	Weekly	MS	01/12/29	92	12,109	13,329	2,389
Visteon Corp.	USFF +0.250%	Weekly	MS	01/07/27	216	25,102	25,404	2,337
					9,442	213,667	245,691	52,183
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	14	1,448	1,485	(75)
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	398	28,549	35,605	10,387
AAR Corp.	USFF +0.250%	Weekly	MS	01/12/29	33	1,980	1,976	157
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	64	10,073	17,199	8,405
AECOM	USFF +0.250%	Weekly	MS	07/11/28	75	5,788	7,356	3,090
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	126	9,476	12,809	4,137
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1	59	59	2
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	59	7,822	11,655	5,682
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,239	66,176	78,113	17,847
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,762	56,687	88,488	37,471
Beacon Roofing Supply, Inc.	USFF +0.250%	Weekly	MS	01/12/29	252	21,509	24,701	5,211
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	180	3,711	6,901	3,529
Boeing Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	240	43,349	46,318	7,159
Boise Cascade Co.	USFF +0.250%	Weekly	MS	01/10/28	57	4,707	8,742	6,159
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12	2,515	2,503	192
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	535	54,581	54,902	4,849
Cadre Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	35	1,260	1,267	109
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Carlisle Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	94	$32,885	$36,834	$ 6,878
Carrier Global Corp.	USFF +0.250%	Weekly	MS	07/08/27	151	7,085	8,778	2,512
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/12/29	57	20,439	20,887	2,469
Chart Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	71	10,838	11,695	1,820
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	36	4,723	11,438	8,640
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	154	4,352	8,817	6,862
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	393	31,321	53,106	25,392
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	158	38,223	46,555	11,750
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	01/10/28	68	11,467	17,404	7,449
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	43	16,578	17,662	2,525
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	416	25,471	31,067	8,160
Dover Corp.	USFF +0.250%	Weekly	MS	01/12/29	89	14,257	15,770	2,782
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	108	29,332	33,769	7,028
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	119	24,181	41,674	21,729
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	379	9,885	13,515	4,490
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	352	32,898	33,250	3,199
Enpro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	34	3,282	5,738	3,242
Esab Corp.	USFF +0.250%	Weekly	MS	01/12/29	113	11,335	12,494	2,102
Fastenal Co.	USFF +0.250%	Weekly	MS	07/11/28	166	10,304	12,805	3,550
Federal Signal Corp.	USFF +0.250%	Weekly	MS	01/12/29	38	3,136	3,225	286
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	735	30,762	33,575	5,545
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,678	34,607	29,097	(2,656)
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	662	75,027	83,505	14,995
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	98	22,689	27,684	7,285
General Electric Co.	USFF +0.250%	Weekly	MS	01/12/29	75	12,640	13,165	1,568
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	192	12,312	15,462	4,242
Gorman-Rupp Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	1	39	40	2
Graco, Inc.	USFF +0.250%	Weekly	MS	01/12/29	99	8,510	9,253	1,535
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	955	40,962	70,040	33,779
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,367	11,337	14,545	4,163
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	292	56,849	59,933	8,104
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	112	7,143	7,664	1,108
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6	2,484	2,490	208
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	112	25,909	32,645	9,289
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	135	32,841	36,225	6,991
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/12/29	445	39,682	42,253	5,870
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Kadant, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8	$ 2,620	$ 2,625	$ 219
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	456	11,514	11,373	978
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	64	13,166	13,638	1,638
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/12/29	151	3,311	3,336	296
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	261	65,704	66,670	6,561
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/11/28	109	13,621	12,825	362
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/06/26	161	67,083	73,234	13,676
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	672	43,166	53,007	15,142
MasTec, Inc.	USFF +0.250%	Weekly	MS	01/12/29	72	6,751	6,714	2,652
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,953	37,053	49,216	15,941
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	225	32,754	36,178	6,160
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	745	71,072	72,295	8,011
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	330	11,265	17,797	8,479
Nikola Corp.	USFF +0.250%	Weekly	MS	01/12/29	262	269	272	23
NOW, Inc.	USFF +0.250%	Weekly	MS	01/12/29	128	1,932	1,946	170
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	174	15,028	17,273	3,640
Owens Corning	USFF +0.250%	Weekly	MS	01/12/29	22	3,081	3,670	1,215
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	144	10,349	17,840	8,881
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	27	10,605	15,006	6,099
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	333	39,714	47,386	11,019
Proto Labs, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17	591	608	63
Quanex Building Products Corp.	USFF +0.250%	Weekly	MS	01/12/29	15	554	576	66
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	636	147,747	165,233	30,757
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/12/29	2	359	360	28
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	66	1,488	1,480	112
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	342	28,274	33,355	8,179
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	124	31,142	36,731	8,949
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	82	6,258	10,097	4,524
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	651	55,656	63,752	13,732
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	9	764	747	45
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	142	5,697	15,664	11,098
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	141	12,753	17,147	5,524
Terex Corp.	USFF +0.250%	Weekly	MS	01/10/28	137	5,987	8,823	4,117
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	766	65,485	73,482	13,811
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	84	22,672	25,217	4,541
Trex Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	297	28,059	29,626	3,918
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	13	$ 180	$ 188	$ 20
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	190	15,452	23,372	9,967
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	103	65,893	74,274	13,994
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	829	17,924	24,820	8,659
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	90	14,515	19,130	6,248
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	287	38,410	44,232	9,367
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	20	16,061	20,346	5,783
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	67	8,185	8,659	1,268
Zurn Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,102	31,832	36,884	7,877
					31,594	2,157,471	2,571,242	633,013
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,625	24,464	30,501	8,054
Alight, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,651	14,719	16,262	3,311
ASGN, Inc.	USFF +0.250%	Weekly	MS	01/12/29	175	16,936	18,333	2,793
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/26	125	27,247	31,218	7,070
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	01/12/29	336	47,901	49,876	6,137
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	132	6,533	7,825	1,955
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	122	9,995	11,270	2,116
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	48	8,719	9,833	1,917
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	30	2,698	2,655	178
Cintas Corp.	USFF -0.250%	Weekly	MS	01/07/27	29	18,599	19,924	2,870
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	233	12,132	12,009	926
Enviri Corp.	USFF +0.250%	Weekly	MS	01/12/29	54	446	494	82
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	209	2,591	2,608	229
Heidrick & Struggles International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1	34	34	21
HireRight Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	8	114	114	7
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	346	45,199	53,191	11,945
Legalzoom.com, Inc.	USFF +0.250%	Weekly	MS	07/11/28	374	3,981	4,989	1,357
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	309	32,825	40,507	10,802
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	349	25,626	27,096	3,682
Maximus, Inc.	USFF +0.250%	Weekly	MS	01/12/29	56	4,656	4,698	425
MillerKnoll, Inc.	USFF +0.250%	Weekly	MS	07/11/28	283	6,836	7,007	837
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	72	12,173	13,938	2,812
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	365	5,212	6,315	1,592
Parsons Corp.	USFF +0.250%	Weekly	MS	07/11/28	599	42,016	49,687	11,137
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	93	$ 13,419	$ 17,804	$ 5,632
Robert Half, Inc.	USFF +0.250%	Weekly	MS	07/11/28	356	27,947	28,224	2,820
Science Applications International Corp.	USFF +0.250%	Weekly	MS	07/11/28	93	9,821	12,126	3,533
SS&C Technologies Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	103	6,619	6,630	570
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,021	12,526	13,355	1,918
Sterling Check Corp.	USFF +0.250%	Weekly	MS	01/12/29	17	272	273	21
TaskUS, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	22	266	256	10
TELUS International CDA, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	22	198	186	2
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	300	48,785	55,413	10,926
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	359	25,268	31,829	8,677
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	206	35,019	35,434	3,304
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/12/29	77	15,233	16,413	2,589
					10,200	567,025	638,327	122,257
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	717	94,092	129,332	47,328
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16	43,793	50,426	10,281
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	24	1,788	1,969	369
Camping World Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	452	11,676	12,588	1,849
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	461	12,405	40,527	33,697
eBay, Inc.	USFF +0.250%	Weekly	MS	07/11/28	710	30,335	37,474	10,048
Etsy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	293	20,620	20,135	1,159
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,464	21,438	67,883	52,036
Hibbett, Inc.	USFF +0.250%	Weekly	MS	01/12/29	33	2,391	2,535	341
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	213	71,983	81,707	16,399
Kohl's Corp.	USFF +0.250%	Weekly	MS	01/12/29	993	25,995	28,946	5,337
Leslie's, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,731	12,869	11,252	(558)
LKQ Corp.	USFF +0.250%	Weekly	MS	01/12/29	373	19,389	19,922	2,215
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	626	18,310	19,744	3,109
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	01/12/29	22	9,043	9,222	923
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	597	24,022	31,671	9,641
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/12/29	260	37,908	38,158	3,376
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	758	73,163	75,853	8,732
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	481	46,482	48,783	6,214
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/12/29	113	59,023	59,085	4,933
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	57	3,908	3,869	281
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	29	$ 5,724	$ 9,208	$ 4,882
Winmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	27	10,435	9,766	213
					11,450	656,792	810,055	222,805
Consumer Durables & Apparel
Carter's, Inc.	USFF +0.250%	Weekly	MS	07/11/28	352	23,296	29,807	9,295
Columbia Sportswear Co.	USFF +0.250%	Weekly	MS	01/12/29	140	11,245	11,365	1,076
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	19	89	90	6
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	44	38,611	41,415	6,124
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	3,872	23,024	19,283	(1,844)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	288	29,362	42,875	17,287
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/11/28	802	22,331	23,266	2,776
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,930	18,760	28,594	11,749
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	464	23,822	26,225	4,399
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	239	27,759	27,542	2,073
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/10/28	901	20,769	17,254	(1,357)
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14	5,545	5,469	379
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,175	79,932	82,707	9,371
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	184	14,928	24,084	10,521
Newell Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	44	337	353	41
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/12/29	153	14,283	14,379	1,272
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	335	21,895	40,408	21,145
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	268	33,018	50,320	20,698
Smith & Wesson Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6	105	104	5
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/12/29	715	13,467	13,628	1,270
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/12/29	415	18,214	19,704	3,130
TopBuild Corp.	USFF +0.250%	Weekly	MS	01/12/29	95	38,547	41,869	6,724
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	594	16,279	19,471	4,539
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	255	12,632	15,869	4,351
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,444	59,538	55,666	840
					20,748	567,788	651,747	135,870
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,977	25,610	26,725	3,534
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	01/07/27	111	4,508	5,705	1,671
Aramark	USFF +0.250%	Weekly	MS	07/11/28	2,929	83,854	95,251	18,590
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	159	5,645	5,753	571
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19	$65,476	$68,930	$ 8,992
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	119	13,078	13,490	1,489
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,044	42,570	51,866	12,888
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	609	25,725	26,638	3,034
Dine Brands Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	75	3,499	3,486	289
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	46	4,730	6,335	2,444
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	160	7,358	7,266	512
Duolingo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	27	6,112	5,956	346
European Wax Center, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	101	1,323	1,311	95
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	338	47,503	46,559	2,891
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,317	42,537	42,908	3,794
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	82	10,248	11,169	1,788
International Game Technology PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/12/29	206	4,508	4,654	537
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	993	47,927	51,338	7,435
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	72	17,542	18,166	2,086
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/11/28	226	62,352	63,721	6,710
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	87	5,768	5,794	500
Sabre Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,472	9,240	5,982	(2,497)
Shake Shack, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	78	7,613	8,114	1,147
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	07/11/28	264	5,013	6,948	2,508
Starbucks Corp.	USFF +0.250%	Weekly	MS	07/11/28	287	26,380	26,229	2,106
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	01/12/29	24	2,497	2,499	209
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	167	4,215	4,218	348
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	82	18,320	18,272	1,637
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	266	5,061	5,011	428
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/12/29	730	56,462	56,027	4,428
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	495	$ 51,110	$ 50,604	$ 3,754
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	363	45,801	50,330	8,825
					17,925	759,585	797,255	103,089
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,086	22,928	23,284	2,175
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/11/28	60	39,891	43,958	7,562
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/12/29	12	1,866	1,873	1,342
Grocery Outlet Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	723	19,671	20,808	2,776
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,508	189,658	200,412	26,588
Performance Food Group Co.	USFF +0.250%	Weekly	MS	01/12/29	30	2,265	2,239	159
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	276	18,731	22,406	5,473
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,081	165,641	191,564	41,383
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	296	11,179	15,975	6,158
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	01/12/29	444	9,522	9,630	922
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/12/29	694	40,311	41,758	5,133
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	01/12/29	18	1,157	1,159	97
					8,228	522,820	575,066	99,768
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,837	49,102	53,948	9,249
APA Corp.	USFF +0.250%	Weekly	MS	07/11/28	448	14,551	15,402	2,217
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,438	26,763	28,285	3,729
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	1,594	47,484	53,399	10,631
Berry Corp.	USFF +0.250%	Weekly	MS	01/12/29	216	1,694	1,739	182
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/12/29	785	5,004	5,377	799
California Resources Corp.	USFF +0.250%	Weekly	MS	07/11/28	641	32,140	35,319	6,084
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	154	6,491	6,671	726
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,633	103,370	124,631	32,131
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	318	50,047	51,287	5,378
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	290	21,623	25,761	6,567
Chord Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	45	6,775	8,021	2,145
ConocoPhillips	USFF +0.250%	Weekly	MS	01/10/28	125	12,457	15,910	5,074
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	578	37,298	48,413	13,963
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	995	26,055	27,741	3,981
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	268	8,203	9,557	2,502
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Delek US Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	594	$ 16,133	$ 18,260	$ 3,476
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,255	55,126	62,976	13,534
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	906	7,695	10,419	4,564
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/12/29	286	50,578	56,677	12,155
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	1,778	57,335	68,382	18,573
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	719	24,310	26,013	3,741
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	463	6,449	9,103	3,322
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/12/29	608	63,692	70,674	12,387
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	263	7,508	6,688	1,084
Green Plains, Inc.	USFF +0.250%	Weekly	MS	01/12/29	101	2,221	2,335	295
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	103	10,312	16,492	7,277
Halliburton Co.	USFF +0.250%	Weekly	MS	01/12/29	629	22,518	24,795	4,245
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,599	15,814	17,333	2,823
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,731	61,189	72,806	17,488
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	873	15,554	16,011	1,738
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	4,170	102,609	118,178	24,838
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	219	31,338	44,128	16,196
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	486	17,525	22,210	6,830
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	178	14,672	15,331	1,868
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	4,113	14,625	16,123	4,695
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/11/28	844	48,771	54,852	10,290
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	429	13,738	15,161	2,985
Phillips 66	USFF +0.250%	Weekly	MS	07/06/26	202	24,379	32,995	11,042
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	246	54,525	64,575	15,434
REX American Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	1	56	59	5
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	01/12/29	347	16,545	19,019	3,869
Targa Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	24	2,637	2,688	266
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	19	758	764	(956)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	3,004	$ 60,261	$ 75,430	$ 21,285
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/12/29	2,055	9,725	12,905	4,276
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,003	12,064	12,447	1,348
Valero Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	25	4,237	4,267	378
					42,638	1,293,956	1,501,557	336,709
Financial Services
AvidXchange Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,713	30,863	35,676	7,358
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	181	51,335	76,114	29,014
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	23,433	27,512	6,837
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	297	46,931	54,568	11,969
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	204	41,301	43,919	6,793
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	267	43,938	70,787	30,884
Corpay, Inc.	USFF +0.250%	Weekly	MS	01/12/29	39	11,566	12,033	1,419
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	26	1,604	1,612	138
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	32	3,465	3,518	336
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9	4,006	4,090	412
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	559	69,349	89,339	25,991
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,079	24,019	30,331	10,470
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/12/29	247	33,137	33,945	3,625
International Money Express, Inc.	USFF +0.250%	Weekly	MS	07/11/28	204	4,282	4,657	730
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	39	15,310	18,781	4,761
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	127	35,742	39,163	6,373
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	07/08/27	691	13,201	13,647	1,531
Open Lending Corp.	USFF +0.250%	Weekly	MS	01/12/29	6	37	38	1
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,889	14,244	14,041	937
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	960	50,268	64,310	19,792
S&P Global, Inc.	USFF +0.250%	Weekly	MS	01/12/29	42	18,134	17,869	1,181
Shift4 Payments, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	418	28,150	27,617	1,789
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	251	25,214	30,602	9,687
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	158	38,645	44,095	8,770
Western Union Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	440	5,149	6,151	1,633
					11,911	633,323	764,415	192,431
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,072	$ 43,410	$ 46,761	$ 10,177
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/05/26	364	20,057	22,863	4,340
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,289	22,684	26,186	5,803
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/12/29	14	4,154	4,262	448
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	297	28,973	30,448	4,107
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/11/28	225	9,743	10,001	1,060
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	1,091	63,137	66,747	11,225
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	08/29/25	11	6,023	9,311	4,067
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,091	31,256	32,337	4,089
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	119	28,678	32,339	6,177
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	105	1,239	1,253	120
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	431	27,303	30,157	5,124
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,133	37,400	39,530	5,311
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/10/28	418	44,853	48,843	8,294
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	37	5,851	5,349	5
Kellanova	USFF +0.250%	Weekly	MS	01/05/26	1,802	97,821	103,237	15,101
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,634	51,738	50,115	3,437
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,048	35,175	38,671	7,456
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	107	20,176	22,216	3,966
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	580	39,548	44,550	8,350
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	15	178	178	12
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/29/25	308	17,282	20,713	5,376
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	697	47,064	48,790	5,947
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	260	23,838	23,821	2,348
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	754	12,291	13,730	2,486
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,190	44,109	40,496	25
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	153	1,044	1,051	91
Vector Group Ltd.	USFF +0.250%	Weekly	MS	01/12/29	291	3,187	3,189	275
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,082	27,610	26,433	1,100
Vital Farms, Inc.	USFF +0.250%	Weekly	MS	01/12/29	40	887	930	113
					18,658	796,709	844,507	126,430
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	07/08/27	96	$ 8,465	$ 9,921	$ 2,163
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	42	12,821	13,773	2,007
Apollo Medical Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	48	2,018	2,016	161
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	339	6,868	6,749	446
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,324	44,661	56,588	16,032
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/11/28	191	44,925	47,263	6,729
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/11/28	335	34,675	37,487	5,957
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	71	12,970	17,252	5,435
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	497	32,734	39,005	8,960
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/11/28	77	25,710	27,966	4,416
CONMED Corp.	USFF +0.250%	Weekly	MS	07/11/28	877	83,134	70,230	(5,814)
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	685	16,831	12,823	(2,636)
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/12/29	262	18,725	20,897	4,052
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	611	48,420	84,349	40,040
Definitive Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	546	4,748	4,406	48
Enovis Corp.	USFF +0.250%	Weekly	MS	07/08/27	97	4,458	6,058	2,011
Evolent Health, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,463	47,810	47,972	4,106
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	188	10,530	4,080	(5,962)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	591	39,529	53,728	18,154
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/10/28	186	15,084	15,875	2,048
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/11/28	116	32,363	38,689	9,363
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7	571	571	45
HealthStream, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10	264	267	21
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/11/28	232	16,388	18,087	3,049
Humana, Inc.	USFF +0.250%	Weekly	MS	01/10/28	137	52,033	47,501	(363)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/11/28	276	147,883	149,021	13,344
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	884	47,841	55,020	11,127
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	01/12/29	31	2,072	2,057	156
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	32	16,643	17,179	1,921
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	1,733	146,632	151,031	18,091
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	96	33,666	39,440	8,756
National HealthCare Corp.	USFF +0.250%	Weekly	MS	01/12/29	26	2,432	2,457	238
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,203	25,113	33,335	10,312
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/12/29	80	18,236	17,854	1,121
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	655	15,571	15,674	1,381
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,230	$ 27,630	$ 24,096	$ (1,256)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	253	32,030	33,677	4,326
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	320	58,417	63,370	9,949
Teleflex, Inc.	USFF +0.250%	Weekly	MS	01/12/29	41	9,203	9,273	830
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/12/29	300	26,661	31,533	7,466
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	18	2,225	4,540	2,753
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	66	33,412	32,650	1,914
Varex Imaging Corp.	USFF +0.250%	Weekly	MS	07/11/28	197	3,812	3,566	66
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	320	38,976	42,234	6,650
					16,789	1,305,190	1,411,560	219,613
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,236	66,843	72,961	11,733
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	271	41,473	41,493	3,394
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	434	34,302	39,082	7,909
Coty, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,246	14,599	14,902	1,506
Edgewell Personal Care Co.	USFF +0.250%	Weekly	MS	01/12/29	240	9,089	9,274	946
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	170	5,284	5,005	211
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	49	6,893	7,553	1,182
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,324	44,091	49,873	10,347
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	385	46,976	49,800	8,322
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	244	35,523	39,589	8,072
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	268	7,736	7,654	559
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	77	4,728	6,854	2,622
WD-40 Co.	USFF +0.250%	Weekly	MS	07/11/28	113	29,218	28,624	1,816
					7,057	346,755	372,664	58,619
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1,759	20,602	25,945	8,252
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	90	28,384	29,805	3,762
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	1,153	10,296	10,965	1,828
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	115	16,055	16,547	1,815
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	22	3,531	3,537	295
Avient Corp.	USFF +0.250%	Weekly	MS	07/11/28	158	5,313	6,857	2,178
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	249	$ 7,320	$ 8,563	$ 2,047
Balchem Corp.	USFF +0.250%	Weekly	MS	01/12/29	14	2,169	2,169	177
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	471	24,389	31,727	9,939
Barrick Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	490	7,098	8,154	2,096
Berry Global Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	314	18,319	18,991	2,344
Cabot Corp.	USFF +0.250%	Weekly	MS	01/12/29	71	5,214	6,546	1,871
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	562	36,109	40,138	7,202
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	224	35,079	38,497	6,360
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,090	79,191	115,747	45,976
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,170	172,636	182,814	25,343
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	56	4,642	4,439	184
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	299	22,553	29,966	9,936
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	18	2,963	4,156	1,456
Fortuna Silver Mines, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	5,874	19,057	21,910	4,423
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	330	13,143	15,517	3,456
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	223	15,298	17,782	3,761
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	31	2,996	3,997	1,409
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	392	30,373	33,708	6,208
International Paper Co.	USFF +0.250%	Weekly	MS	01/10/28	271	8,786	10,574	2,918
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	1,055	5,245	6,467	2,141
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	282	18,288	22,865	6,083
Koppers Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	36	1,931	1,986	213
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	117	45,951	54,325	13,142
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/11/28	440	39,546	45,003	9,511
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	22	10,043	13,507	4,955
Mativ Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	257	4,377	4,819	811
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	188	11,297	14,153	3,805
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/29/25	86	39,446	54,577	19,049
Nucor Corp.	USFF +0.250%	Weekly	MS	01/05/26	121	16,959	23,946	8,879
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	112	15,447	21,255	7,682
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	209	28,089	30,284	4,728
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	171	$ 31,890	$ 35,098	$ 5,900
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	07/11/28	570	62,810	69,432	11,830
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	205	19,019	24,385	7,227
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,050	56,377	78,319	28,497
Sealed Air Corp.	USFF -0.250%	Weekly	MS	01/10/28	271	9,533	10,081	1,493
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	90	22,897	31,260	10,745
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	20	132	133	10
Sonoco Products Co.	USFF +0.250%	Weekly	MS	01/12/29	29	1,653	1,677	158
Summit Materials, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	107	4,475	4,769	660
Taseko Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	28	60	61	3
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/12/29	60	16,101	16,375	1,606
Westrock Co.	USFF +0.250%	Weekly	MS	01/12/29	290	12,171	14,341	3,214
Worthington Steel, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7	252	251	17
					27,269	1,065,505	1,268,420	307,595
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	982	108,878	148,213	52,582
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	791	12,038	8,978	(2,379)
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13	6,915	5,501	(801)
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,674	28,669	48,052	21,747
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	524	881	865	54
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,025	42,844	44,434	7,280
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	713	92,740	94,594	9,614
Getty Images Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1	4	4	(2)
Grindr, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7	69	71	5
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,016	28,718	33,152	7,549
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	781	26,439	28,335	4,051
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	353	114,950	171,410	66,074
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	171	77,370	103,853	32,869
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	698	16,288	18,274	3,405
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	123	10,525	11,901	2,614
Paramount Global, Class B	USFF +0.250%	Weekly	MS	01/12/29	6,606	73,514	77,753	10,523
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,067	$ 36,658	$ 35,180	$ 1,546
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	345	87,043	91,045	11,119
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,555	68,628	71,003	8,053
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,157	8,650	8,822	884
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	457	42,195	55,919	19,025
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	190	6,190	6,274	431
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,153	48,984	45,428	359
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	421	5,238	4,837	29
ZoomInfo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	995	15,549	15,950	1,682
					33,818	959,977	1,129,848	258,313
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/12/29	92	16,518	16,753	1,595
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	20	2,914	2,910	235
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	2,544	74,211	68,866	779
Alpine Immune Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	191	7,349	7,571	827
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	513	2,905	3,109	441
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/08/27	566	29,728	24,853	(2,463)
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	123	7,138	8,503	1,952
Beam Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	395	14,981	13,051	(696)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	72	20,954	24,903	5,676
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/11/28	1,535	75,907	83,243	13,704
Brooks Automation, Inc.	USFF +0.250%	Weekly	MS	07/11/28	265	16,855	15,974	415
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	822	21,270	31,910	12,393
Corcept Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	386	8,629	9,723	1,880
Danaher Corp.	USFF +0.250%	Weekly	MS	01/12/29	11	2,748	2,747	229
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
EyePoint Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	740	$ 17,177	$ 15,296	$ (690)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	326	23,951	23,880	2,158
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	397	13,501	16,150	4,140
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,485	48,981	49,866	4,880
ImmunityBio, Inc.	USFF +0.250%	Weekly	MS	01/12/29	546	3,160	2,932	31
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,990	111,493	113,370	11,079
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	559	8,454	8,519	761
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	165	34,682	41,727	10,216
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	379	3,304	3,301	267
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/10/28	576	87,815	91,117	11,725
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	472	48,973	62,280	19,613
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	26	27,779	34,614	9,125
Natera, Inc.	USFF +0.250%	Weekly	MS	01/12/29	102	9,131	9,329	948
Nurix Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2	28	29	1
Nuvation Bio, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13	49	47	—
Scholar Rock Holding Corp.	USFF +0.250%	Weekly	MS	01/12/29	24	390	426	59
Spyre Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1	37	38	1
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	58	31,791	33,710	4,620
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	07/11/28	906	29,090	31,085	4,283
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	07/11/28	56	12,107	12,864	2,149
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,690	19,595	20,179	2,754
Waters Corp.	USFF +0.250%	Weekly	MS	01/12/29	6	2,060	2,065	172
WaVe Life Sciences Ltd. (Singapore)	USFF +0.250%	Weekly	MS	01/12/29	22	127	136	16
					18,076	835,782	887,076	125,275
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/12/29	327	57,212	59,020	6,156
Amkor Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	501	15,317	16,152	2,129
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	30	5,398	6,187	1,242
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Entegris, Inc.	USFF +0.250%	Weekly	MS	01/12/29	280	$ 37,482	$ 39,351	$ 4,994
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	1,023	54,843	53,309	2,991
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	44	24,631	30,737	8,354
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	34	19,479	33,033	16,477
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	495	40,039	44,406	8,329
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,067	123,205	125,789	12,865
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	252	166,509	170,710	18,246
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	133	48,156	120,173	76,008
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	249	43,006	61,695	23,073
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/12/29	363	28,400	26,699	640
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,020	19,044	28,886	11,412
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,475	168,221	169,374	15,039
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	873	117,616	147,799	40,938
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,371	135,561	148,507	25,273
SMART Global Holdings, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	788	17,249	20,740	4,911
					10,325	1,121,368	1,302,567	279,077
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	54	19,708	18,717	596
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	177	88,131	89,314	7,376
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	07/11/28	209	17,853	18,887	2,643
Appfolio, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	113	25,512	27,882	4,564
Bitfarms Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	23,477	55,231	52,354	1,680
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	204	15,527	15,125	840
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	567	16,102	16,057	1,282
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	16	1,766	1,768	145
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	14	728	686	15
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/11/28	995	21,895	21,104	958
Enfusion, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	39	359	361	28
EverCommerce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3	26	28	2
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	548	37,820	37,434	2,733
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,698	28,514	38,035	12,826
Globant SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	106	22,331	21,401	867
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	148	$ 16,181	$ 17,565	$ 3,210
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	314	33,692	36,647	5,734
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	651	21,021	22,785	3,513
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	510	43,451	54,295	15,646
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	241	31,744	46,021	18,260
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/11/28	1,322	49,488	58,459	13,054
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	158	2,380	3,438	1,472
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	755	27,861	26,048	484
Manhattan Associates, Inc.	USFF +0.250%	Weekly	MS	07/11/28	41	8,409	10,259	2,542
MeridianLink, Inc.	USFF +0.250%	Weekly	MS	01/12/29	31	564	580	60
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	322	101,719	135,472	46,163
N-able, Inc.	USFF +0.250%	Weekly	MS	01/12/29	31	405	405	31
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,075	43,363	38,837	(1,163)
NextNav, Inc.	USFF +0.250%	Weekly	MS	01/12/29	47	312	309	20
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	384	10,665	23,700	15,231
Okta, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,346	144,856	140,819	7,919
Oracle Corp.	USFF +0.250%	Weekly	MS	07/11/28	952	103,699	119,581	25,162
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	7,024	144,983	161,622	28,808
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/12/29	294	88,401	83,534	2,316
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	440	28,325	28,442	2,465
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	617	26,475	32,430	8,137
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	348	50,810	58,071	11,453
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	35	19,141	19,629	2,066
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	217	55,672	65,356	14,342
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	669	15,496	25,282	11,326
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	165	117,357	125,796	18,089
SolarWinds Corp.	USFF +0.250%	Weekly	MS	01/12/29	6	74	76	5
SPS Commerce, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1	185	185	9
Synopsys, Inc.	USFF +0.250%	Weekly	MS	01/12/29	23	12,841	13,145	1,361
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	231	5,303	5,237	245
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	131	3,352	6,179	3,510
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12	400	398	28
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	312	60,354	59,127	3,753
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	138	36,846	37,639	3,408
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,537	$ 12,370	$ 9,268	$ (2,083)
Zoom Video Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,417	159,090	157,999	12,041
					53,165	1,828,788	1,983,788	315,172
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	202	20,737	23,301	4,315
Apple, Inc.	USFF +0.250%	Weekly	MS	07/08/27	632	107,581	108,375	10,233
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	345	4,141	4,364	562
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	150	17,525	19,419	3,444
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/11/28	78	10,906	12,621	2,704
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	194	9,804	11,700	2,712
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	97	17,407	24,811	9,204
Ciena Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,436	72,760	71,010	4,255
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,084	51,726	54,102	8,441
Crane NXT Co.	USFF +0.250%	Weekly	MS	07/11/28	98	4,152	6,066	2,479
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	2,731	58,127	31,516	(22,332)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	358	59,364	67,873	13,408
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	68	11,143	12,853	2,628
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	2,188	32,499	38,793	9,872
HP, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,579	42,219	47,717	10,832
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	75	9,047	13,914	5,735
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	392	34,680	36,268	4,448
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/10/28	425	49,933	56,929	11,124
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	132	20,029	20,642	2,264
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/12/29	132	31,604	31,990	3,038
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	81	25,130	28,753	6,122
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	416	10,889	16,707	6,791
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/07/27	500	38,888	52,485	18,025
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	527	15,409	11,510	(2,634)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	01/12/29	14	915	923	81
Rogers Corp.	USFF +0.250%	Weekly	MS	01/12/29	26	2,903	3,086	432
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	369	22,368	34,335	15,105
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/12/29	52	48,446	52,522	8,072
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	07/11/28	121	$ 12,999	$ 13,685	$ 1,775
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	176	22,146	25,562	5,669
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	329	11,130	14,923	4,844
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	462	21,213	31,527	12,124
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	01/12/29	266	4,490	4,761	704
					15,735	902,310	985,043	166,476
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	01/12/29	20	734	672	(4)
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,053	30,634	36,133	8,617
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	101	3,797	3,432	(9)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,007	34,099	26,343	(4,849)
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,058	18,351	16,939	286
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	505	72,282	82,426	16,507
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,193	41,516	50,058	13,530
					5,937	201,413	216,003	34,078
Transportation
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	74	5,478	5,634	606
CSX Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,128	35,342	41,815	9,748
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	981	31,114	46,960	18,861
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	106	24,148	30,712	12,375
Forward Air Corp.	USFF +0.250%	Weekly	MS	01/12/29	641	21,633	19,942	92
FTAI Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13	78	82	8
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	274	15,215	14,730	600
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	01/12/29	38	447	454	41
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/08/27	126	24,291	27,633	5,443
Saia, Inc.	USFF +0.250%	Weekly	MS	01/12/29	16	9,107	9,360	1,002
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	656	27,772	45,316	20,198
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	508	30,942	39,111	10,721
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/11/28	79	18,975	19,428	2,109
					4,640	244,542	301,177	81,804
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	586	32,810	34,949	5,655
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	114	15,344	13,932	94
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	43	4,923	5,111	595
Black Hills Corp.	USFF +0.250%	Weekly	MS	07/11/28	984	51,593	53,726	7,329
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	01/12/29	140	$ 12,495	$ 12,713	$ 1,247
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	152	16,833	28,097	13,931
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	956	87,353	92,455	13,015
Fortis, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	559	22,522	22,086	1,649
New Jersey Resources Corp.	USFF +0.250%	Weekly	MS	01/12/29	214	8,882	9,183	1,122
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,345	121,877	158,733	47,603
ONE Gas, Inc.	USFF +0.250%	Weekly	MS	07/11/28	215	12,858	13,874	2,251
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,427	87,687	95,295	15,826
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	407	29,078	30,985	4,305
Spire, Inc.	USFF +0.250%	Weekly	MS	07/11/28	168	10,198	10,310	1,178
TransAlta Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	361	2,709	2,321	(154)
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	242	10,291	16,855	8,312
					8,913	527,453	600,625	123,958

Total Reference Entity — Long						17,508,219	19,858,633	3,994,535
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,459)	$ (45,843)	$ (43,929)	$ 1,234
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,531)	(76,125)	(79,719)	(3,902)
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(698)	(42,858)	(38,027)	4,068
Mobileye Global, Inc., Class A	USFF -0.580%	Weekly	MS	07/11/28	(5,922)	(188,774)	(190,392)	(5,956)
Phinia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,022)	(72,803)	(77,705)	(5,232)
QuantumScape Corp.	USFF -0.830%	Weekly	MS	07/11/28	(13,460)	(82,868)	(84,663)	(2,130)
Rivian Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,250)	(87,412)	(79,388)	7,672
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(35)	(1,158)	(1,174)	(24)
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(852)	(157,076)	(149,773)	6,698
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,091)	(118,811)	(128,018)	(9,686)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(463)	(31,877)	(34,262)	(3,406)
XPEL, Inc.	USFF +0.250%	Weekly	MS	01/07/27	(61)	(3,292)	(3,295)	(19)
					(36,844)	(908,897)	(910,345)	(10,683)
Capital Goods
3D Systems Corp.	USFF -0.267%	Weekly	MS	01/07/27	(21,382)	(168,257)	(94,936)	72,644
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
AAON, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,521)	$(188,037)	$(222,100)	$ (35,942)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,598)	(201,273)	(244,941)	(46,673)
AGCO Corp.	USFF -0.250%	Weekly	MS	01/12/29	(408)	(47,555)	(50,192)	(2,831)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,777)	(163,580)	(166,167)	(4,682)
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(589)	(75,516)	(79,344)	(5,767)
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(397)	(24,529)	(32,221)	(8,275)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,736)	(234,219)	(138,410)	94,748
AMETEK, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(858)	(152,698)	(156,928)	(6,768)
Archer Aviation, Inc., Class A	USFF -10.639%	Weekly	MS	07/11/28	(13,750)	(71,162)	(63,525)	7,350
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,105)	(166,725)	(180,735)	(14,681)
Argan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(45)	(2,228)	(2,274)	(57)
Astronics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9)	(167)	(171)	(7)
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(446)	(70,464)	(84,901)	(14,800)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(78)	(23,266)	(24,405)	(1,281)
Ballard Power Systems, Inc. (Canada)	USFF -1.244%	Weekly	MS	01/05/26	(32,360)	(269,382)	(89,961)	178,355
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,957)	(61,575)	(72,703)	(11,920)
Bloom Energy Corp., Class A	USFF -0.780%	Weekly	MS	01/10/28	(8,298)	(105,865)	(93,270)	12,169
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(722)	(14,465)	(14,902)	(498)
ChargePoint Holdings, Inc.	USFF -16.768%	Weekly	MS	01/10/28	(42,691)	(170,965)	(81,113)	89,143
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,240)	(58,010)	(69,626)	(11,851)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,029)	(114,906)	(147,692)	(35,120)
Emerson Electric Co.	USFF -0.250%	Weekly	MS	01/12/29	(257)	(27,249)	(29,149)	(2,532)
Encore Wire Corp.	USFF -0.250%	Weekly	MS	01/12/29	(197)	(45,684)	(51,768)	(6,269)
Enovix Corp.	USFF -1.330%	Weekly	MS	01/12/29	(6,657)	(60,130)	(53,323)	6,564
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(187)	(20,482)	(20,018)	354
Fluor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,638)	(327,985)	(365,215)	(38,546)
FuelCell Energy, Inc.	USFF -1.082%	Weekly	MS	01/10/28	(28,977)	(56,567)	(34,483)	21,872
Gates Industrial Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(2,678)	(47,325)	(47,427)	(295)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,085)	(129,900)	(145,423)	(17,967)
GMS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(646)	(54,616)	(62,882)	(8,522)
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(684)	(28,142)	(39,077)	(11,504)
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,303)	(44,401)	(50,569)	(6,349)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,701)	$ (92,157)	$ (76,018)	$ 15,429
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,161)	(183,135)	(195,396)	(19,477)
Hexcel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,450)	(104,544)	(105,633)	(1,760)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(596)	(29,992)	(29,973)	(945)
ITT, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(113)	(15,409)	(15,371)	2
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,095)	(73,061)	(65,707)	7,045
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(234)	(27,058)	(24,544)	2,354
Johnson Controls International PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(3,613)	(228,852)	(236,001)	(9,450)
Kaman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(458)	(20,944)	(21,008)	(223)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(1,632)	(39,302)	(29,996)	9,808
Masonite International Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,545)	(201,228)	(203,090)	(2,783)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,989)	(264,211)	(147,176)	115,975
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(384)	(44,244)	(61,306)	(17,778)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,333)	(36,675)	(41,896)	(5,575)
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(2,587)	(34,382)	(41,625)	(9,039)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,333)	(193,077)	(235,608)	(43,307)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(379)	(99,290)	(104,051)	(6,272)
Northrop Grumman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,100)	(495,693)	(526,526)	(34,346)
nVent Electric PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(963)	(71,416)	(72,610)	(1,483)
Oshkosh Corp.	USFF -0.250%	Weekly	MS	07/11/28	(295)	(28,794)	(36,789)	(8,484)
Plug Power, Inc.	USFF -2.972%	Weekly	MS	01/10/28	(22,815)	(164,490)	(78,484)	85,137
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(840)	(22,738)	(35,759)	(13,597)
Rocket Lab USA, Inc.	USFF -0.718%	Weekly	MS	07/11/28	(29,570)	(128,645)	(121,533)	6,595
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,130)	(596,156)	(620,533)	(29,532)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,172)	(181,359)	(223,285)	(43,784)
Sensata Technologies Holding PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(14,712)	(505,268)	(540,519)	(37,662)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(755)	(154,186)	(154,911)	(1,687)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,408)	$ (219,647)	$ (245,766)	$(28,605)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/12/29	(161)	(28,449)	(29,337)	(1,005)
Stratasys Ltd. (Israel)	USFF -1.080%	Weekly	MS	01/07/27	(5,524)	(80,247)	(64,189)	15,732
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,980)	(133,578)	(105,176)	27,864
Symbotic, Inc.	USFF -3.980%	Weekly	MS	01/12/29	(1,763)	(72,964)	(79,335)	(6,780)
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(579)	(16,475)	(18,945)	(2,539)
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(4,697)	(391,408)	(410,659)	(21,614)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,543)	(48,203)	(38,282)	9,759
Toro Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(3,217)	(284,422)	(294,774)	(13,204)
Triumph Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(79)	(1,199)	(1,188)	(1)
Valmont Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(139)	(32,075)	(31,731)	130
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,812)	(292,235)	(310,359)	(19,685)
WillScot Mobile Mini Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(11,778)	(503,265)	(547,677)	(52,627)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,163)	(85,625)	(53,423)	31,856
					(343,103)	(9,453,423)	(9,286,040)	84,504
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(535)	(25,409)	(23,872)	1,310
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(726)	(261,128)	(275,031)	(15,255)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,176)	(179,329)	(215,141)	(36,980)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(871)	(48,890)	(68,374)	(20,201)
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,992)	(143,253)	(131,890)	10,870
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(12,588)	(103,750)	(93,529)	9,734
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(440)	(80,323)	(88,576)	(8,762)
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,698)	(136,167)	(112,442)	23,177
Conduent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,647)	(35,784)	(25,847)	9,722
Copart, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,451)	(248,242)	(257,802)	(10,557)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,190)	(103,033)	(81,950)	20,668
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,006)	(181,503)	(165,876)	13,823
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(202)	(40,939)	(42,479)	(2,195)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(7,848)	(254,183)	(270,756)	(18,721)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(369)	(39,346)	(40,446)	(1,261)
KBR, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24)	(1,531)	(1,528)	(6)
Kforce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(274)	(17,059)	(19,322)	(2,881)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Matthews International Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(27)	$ (799)	$ (839)	$ (46)
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(75)	(7,369)	(7,351)	(14)
Paychex, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(891)	(109,447)	(109,415)	(1,511)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,164)	(250,481)	(231,648)	17,620
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(946)	(21,204)	(18,390)	2,746
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(983)	(195,834)	(168,938)	26,040
Pitney Bowes, Inc.	USFF -0.260%	Weekly	MS	01/12/29	(531)	(2,292)	(2,299)	(19)
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	(3,254)	(213,951)	(247,857)	(39,450)
Rollins, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(878)	(41,148)	(40,625)	413
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,955)	(149,060)	(155,876)	(7,424)
Thomson Reuters Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(372)	(58,679)	(57,969)	176
TransUnion	USFF -0.250%	Weekly	MS	07/11/28	(1,612)	(111,972)	(128,638)	(20,098)
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(136)	(26,334)	(23,586)	2,494
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,532)	(122,842)	(116,862)	5,485
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(268)	(65,103)	(63,176)	2,120
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,650)	(127,565)	(141,081)	(14,029)
Viad Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2)	(79)	(79)	(3)
					(78,313)	(3,404,028)	(3,429,490)	(53,015)
Consumer Discretionary Distribution & Retail
Arhaus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16)	(237)	(246)	(87)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(362)	(82,217)	(85,352)	(3,952)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(556)	(81,792)	(92,062)	(11,304)
Bath & Body Works, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(355)	(16,069)	(17,757)	(3,051)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(399)	(18,949)	(16,068)	1,617
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,550)	(342,556)	(359,895)	(18,713)
Caleres, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,721)	(46,886)	(70,613)	(25,173)
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(35)	(3,024)	(3,049)	(38)
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(15,778)	(249,836)	(251,028)	(2,195)
Designer Brands, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(210)	(2,297)	(2,295)	(20)
Dillard's, Inc., Class A	USFF -0.680%	Weekly	MS	07/11/28	(232)	(94,982)	(109,420)	(15,400)
Five Below, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,430)	(294,203)	(259,373)	37,221
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(594)	(68,012)	(76,994)	(9,258)
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,960)	(108,334)	(84,360)	20,507
Genuine Parts Co.	USFF -0.250%	Weekly	MS	01/12/29	(912)	(138,739)	(141,296)	(5,098)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3)	$ (851)	$ (877)	$ 14
Guess?, Inc.	USFF -0.580%	Weekly	MS	07/11/28	(1,095)	(26,738)	(34,460)	(8,894)
Lowe's Cos., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(303)	(74,262)	(77,183)	(4,349)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,432)	(71,715)	(80,888)	(9,463)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,123)	(165,932)	(168,927)	(4,430)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(169)	(191,488)	(190,781)	(1,280)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(839)	(141,607)	(135,910)	3,627
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(389)	(866)	(887)	(27)
RH	USFF -0.250%	Weekly	MS	01/10/28	(203)	(60,388)	(70,697)	(10,857)
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(696)	(18,459)	(25,501)	(7,852)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,195)	(64,550)	(68,043)	(4,576)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(593)	(143,990)	(155,200)	(12,167)
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(857)	(38,743)	(37,211)	1,032
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	07/08/27	(1,064)	(48,900)	(20,620)	38,234
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(6,504)	(82,128)	(88,519)	(6,723)
					(45,575)	(2,678,750)	(2,725,512)	(62,655)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,172)	(74,943)	(77,293)	(2,718)
Amer Sports, Inc. (Cayman Islands)	USFF -1.680%	Weekly	MS	01/12/29	(1,775)	(28,113)	(28,933)	(935)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(360)	(26,148)	(24,156)	1,783
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(10,177)	(499,202)	(461,018)	36,544
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(39)	(15,178)	(15,563)	(449)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(945)	(30,122)	(35,088)	(5,950)
Installed Building Products, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(85)	(15,787)	(21,992)	(6,592)
La-Z-Boy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(804)	(29,634)	(30,246)	(790)
Levi Strauss & Co, Class A	USFF -0.250%	Weekly	MS	01/10/28	(13,421)	(216,856)	(268,286)	(58,939)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(90)	(9,951)	(10,116)	(207)
Peloton Interactive, Inc., Class A	USFF -0.277%	Weekly	MS	01/12/29	(11,286)	(49,390)	(48,361)	815
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/12/29	(2,212)	(133,605)	(137,785)	(4,718)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,872)	(147,880)	(159,139)	(12,053)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/12/29	(3,452)	$ (145,043)	$ (145,951)	$ (1,822)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(260)	(11,586)	(11,999)	(496)
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,341)	(69,204)	(76,196)	(8,001)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,689)	(56,949)	(27,311)	32,643
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	07/11/28	(4,384)	(31,514)	(31,302)	107
Vizio Holding Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,400)	(15,355)	(15,316)	(49)
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,711)	(91,104)	(41,600)	46,399
					(60,475)	(1,697,564)	(1,667,651)	14,572
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,643)	(260,833)	(271,029)	(23,189)
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(956)	(26,673)	(27,418)	(1,660)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/12/29	(8,753)	(147,416)	(143,024)	3,799
Chegg, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,296)	(196,251)	(85,511)	109,952
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(87)	(253,783)	(252,889)	(125)
Choice Hotels International, Inc.	USFF -0.980%	Weekly	MS	01/12/29	(190)	(24,115)	(24,007)	10
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,474)	(180,467)	(182,408)	(3,430)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,553)	(99,858)	(91,873)	7,582
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(382)	(20,789)	(23,913)	(3,363)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,942)	(40,248)	(47,812)	(7,728)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(879)	(176,043)	(187,499)	(12,624)
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(221)	(28,817)	(35,276)	(9,551)
Jack in the Box, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(436)	(34,828)	(29,857)	4,722
Krispy Kreme, Inc.	USFF -0.880%	Weekly	MS	07/08/27	(13,750)	(189,731)	(209,481)	(21,615)
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,569)	(23,358)	(24,351)	(1,147)
MGM Resorts International	USFF -0.250%	Weekly	MS	01/12/29	(2,216)	(103,195)	(104,617)	(1,837)
Mister Car Wash, Inc.	USFF -0.630%	Weekly	MS	07/06/26	(15,602)	(157,256)	(120,916)	35,708
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,308)	(76,538)	(78,449)	(2,469)
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,814)	(118,230)	(82,443)	35,384
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,113)	(184,758)	(246,040)	(75,426)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(1,405)	$ (111,927)	$ (111,627)	$ (1,767)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/12/29	(1,027)	(127,961)	(142,763)	(18,148)
Service Corp. International	USFF -0.250%	Weekly	MS	01/12/29	(340)	(25,619)	(25,231)	191
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(671)	(88,591)	(103,649)	(18,207)
United Parks & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,245)	(64,792)	(69,981)	(5,547)
Wingstop, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,230)	(379,513)	(450,672)	(79,428)
					(88,102)	(3,141,590)	(3,172,736)	(89,913)
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,590)	(192,768)	(195,934)	(5,131)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,421)	(416,931)	(452,517)	(37,639)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(2,523)	(85,095)	(95,016)	(10,423)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,564)	(199,732)	(208,247)	(13,224)
Maplebear, Inc.	USFF -1.080%	Weekly	MS	01/12/29	(3,866)	(141,856)	(144,163)	(2,878)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(1,945)	(58,612)	(39,308)	17,108
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(651)	(33,484)	(41,976)	(9,140)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,026)	(96,128)	(34,769)	60,972
					(17,586)	(1,224,606)	(1,211,930)	(355)
Energy
Atlas Energy Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,435)	(95,472)	(122,940)	(29,363)
Baytex Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(62,426)	(208,820)	(226,606)	(21,732)
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(70)	(1,817)	(1,904)	(97)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,666)	(85,011)	(83,450)	114
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,667)	(253,725)	(278,362)	(41,571)
Clean Energy Fuels Corp.	USFF -0.256%	Weekly	MS	01/07/27	(26,755)	(106,493)	(71,703)	34,358
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(32,324)	(332,093)	(299,967)	25,032
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,062)	(55,617)	(35,219)	20,156
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,075)	(35,598)	(36,593)	(1,546)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Crescent Point Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(29,258)	$(199,922)	$(239,623)	$(44,024)
Denison Mines Corp. (Canada)	USFF -0.260%	Weekly	MS	01/07/27	(15,478)	(21,671)	(30,182)	(8,873)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,612)	(97,755)	(90,188)	7,213
Dril-Quip, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,483)	(32,859)	(33,412)	(782)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,037)	(104,745)	(124,461)	(28,321)
Energy Fuels, Inc. (Canada)	USFF -1.480%	Weekly	MS	01/10/28	(8,815)	(63,145)	(55,446)	7,421
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(94)	(11,843)	(12,017)	(208)
EQT Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,861)	(245,182)	(254,337)	(10,563)
Equitrans Midstream Corp.	USFF -0.250%	Weekly	MS	01/12/29	(232)	(2,889)	(2,898)	(23)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(6,150)	(112,470)	(122,816)	(10,798)
Hess Corp.	USFF -0.250%	Weekly	MS	07/11/28	(553)	(84,761)	(84,410)	(1,827)
HF Sinclair Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,696)	(154,200)	(162,758)	(10,367)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,135)	(116,216)	(124,992)	(24,540)
Kosmos Energy Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(2,581)	(20,558)	(15,383)	6,784
New Fortress Energy, Inc.	USFF -0.980%	Weekly	MS	07/08/27	(3,172)	(154,677)	(97,031)	45,745
NexGen Energy Ltd. (Canada)	USFF -0.830%	Weekly	MS	07/11/28	(12,584)	(86,754)	(97,778)	(12,343)
NextDecade Corp.	USFF -0.630%	Weekly	MS	01/12/29	(1,002)	(5,417)	(5,691)	(299)
North American Construction Group Ltd. (Canada)	USFF -0.780%	Weekly	MS	01/12/29	(161)	(3,775)	(3,587)	160
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,950)	(73,636)	(77,376)	(5,296)
NOV, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,617)	(148,952)	(148,684)	(1,551)
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,961)	(73,172)	(69,287)	3,403
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,304)	(231,074)	(264,882)	(38,564)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,707)	(129,710)	(140,493)	(19,786)
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,978)	(75,864)	(73,305)	2,252
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,375)	(239,052)	(255,218)	(20,895)
Permian Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,364)	(227,002)	(253,668)	(32,389)
ProFrac Holding Corp., Class A	USFF -0.930%	Weekly	MS	07/08/27	(9,069)	(111,291)	(75,817)	34,905
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(17,665)	(160,541)	(142,733)	17,132
Range Resources Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,597)	(85,152)	(89,415)	(5,416)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
RPC, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,657)	$ (31,791)	$ (28,305)	$ 3,153
Seadrill Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(52)	(2,587)	(2,616)	(41)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,337)	(19,116)	(21,571)	(3,449)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(1,163)	(13,076)	(15,328)	(3,493)
SilverBow Resources, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,413)	(93,496)	(82,380)	10,740
Southwestern Energy Co.	USFF -0.250%	Weekly	MS	01/12/29	(32,283)	(225,634)	(244,705)	(21,541)
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(7,537)	(258,645)	(278,191)	(22,491)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,117)	(140,360)	(140,930)	(1,414)
Tidewater, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(948)	(67,968)	(87,216)	(21,424)
Uranium Energy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(12,450)	(81,719)	(84,038)	(2,648)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(2,034)	(139,098)	(153,079)	(14,823)
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(4,827)	(65,323)	(60,048)	3,727
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,598)	(85,505)	(83,959)	839
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(10,506)	(381,944)	(409,419)	(34,945)
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,631)	(96,353)	(96,040)	(3,645)
					(421,524)	(5,951,546)	(6,092,457)	(277,954)
Financial Services
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(129)	(17,685)	(17,242)	674
I3 Verticals, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(8)	(183)	(183)	(106)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(182)	(30,406)	(31,619)	(1,589)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(365)	(79,843)	(80,026)	(505)
Marqeta, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(19,050)	(113,576)	(113,538)	(419)
Nasdaq, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,150)	(534,093)	(577,365)	(46,777)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,633)	(229,588)	(241,268)	(13,456)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(902)	(182,608)	(214,252)	(34,072)
					(41,419)	(1,187,982)	(1,275,493)	(96,250)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(624)	(41,071)	(32,211)	11,566
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,111)	(121,133)	(124,232)	(3,788)
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(803)	(51,492)	(66,585)	(22,350)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,637)	(624,759)	(448,217)	173,811
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Duckhorn Portfolio, Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(2,914)	$ (26,885)	$ (27,129)	$ (355)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,254)	(58,361)	(53,533)	2,463
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(4,326)	(87,083)	(34,002)	54,616
Hershey Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(1,628)	(322,719)	(316,646)	4,657
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(3,951)	(488,393)	(497,312)	(10,878)
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(80)	(8,340)	(8,474)	(169)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,453)	(372,172)	(367,848)	1,612
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/12/29	(487)	(29,640)	(28,869)	1,211
PepsiCo, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,987)	(685,980)	(697,765)	(14,534)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,852)	(72,290)	(97,881)	(27,211)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,886)	(198,167)	(200,444)	(3,292)
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(511)	(19,808)	(19,903)	(177)
Universal Corp.	USFF -0.250%	Weekly	MS	01/12/29	(212)	(10,773)	(10,965)	(238)
WK Kellogg Co.	USFF -0.250%	Weekly	MS	07/11/28	(1,111)	(15,142)	(20,887)	(6,368)
					(42,827)	(3,234,208)	(3,052,903)	160,576
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,883)	(231,993)	(228,391)	2,202
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,151)	(55,612)	(24,758)	32,507
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,821)	(133,267)	(84,308)	48,422
Alcon, Inc. (Switzerland)	USFF -0.250%	Weekly	MS	01/12/29	(2,632)	(225,085)	(219,219)	4,318
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,732)	(103,844)	(106,624)	(3,198)
Amedisys, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(679)	(63,380)	(62,577)	547
AMN Healthcare Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(821)	(48,764)	(51,321)	(2,754)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,305)	(125,809)	(132,405)	(7,696)
CorVel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(16)	(4,094)	(4,207)	(132)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,671)	(67,152)	(55,460)	12,157
Dexcom, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,996)	(655,068)	(692,945)	(41,034)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,540)	(104,620)	(68,351)	38,502
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,343)	(465,838)	(510,577)	(48,911)
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(504)	(51,602)	(62,708)	(11,668)
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(252)	(12,337)	(23,761)	(11,885)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,493)	$(237,649)	$(241,005)	$ (5,447)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,488)	(24,977)	(24,765)	87
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,619)	(70,205)	(74,660)	(4,739)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,850)	(440,856)	(441,792)	(2,704)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(267)	(47,245)	(28,654)	19,070
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(482)	(27,874)	(23,126)	4,641
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(615)	(96,419)	(132,096)	(37,139)
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,536)	(169,219)	(179,220)	(10,682)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,548)	(64,975)	(54,877)	10,125
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(537)	(206,817)	(214,311)	(8,857)
iRhythm Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,384)	(150,464)	(160,544)	(10,685)
Laboratory Corp. of America Holdings	USFF -0.250%	Weekly	MS	01/12/29	(552)	(120,657)	(120,590)	(300)
LifeStance Health Group, Inc.	USFF -0.680%	Weekly	MS	01/07/27	(6,779)	(52,937)	(41,826)	10,915
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(1,252)	(64,299)	(70,037)	(6,615)
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,095)	(168,105)	(160,801)	4,881
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(235)	(17,513)	(17,801)	(528)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,671)	(138,413)	(121,048)	16,808
Nevro Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,169)	(178,946)	(74,640)	103,757
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(16,105)	(405,341)	(251,721)	151,900
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,506)	(118,648)	(117,591)	562
Patterson Cos., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,061)	(90,021)	(84,637)	4,685
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,084)	(39,018)	(53,571)	(14,899)
Progyny, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(410)	(15,340)	(15,642)	(365)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,578)	(262,359)	(171,529)	89,777
RadNet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(766)	(22,763)	(37,274)	(16,226)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,159)	(197,627)	(139,293)	57,540
Shockwave Medical, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,555)	(356,079)	(506,355)	(151,705)
SI-BONE, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(312)	(4,897)	(5,107)	(232)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,658)	(98,810)	(63,468)	34,837
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(469)	(108,114)	(105,441)	2,038
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,317)	(216,891)	(152,865)	59,322
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,854)	$ (64,152)	$ (58,195)	$ 5,697
Treace Medical Concepts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,174)	(62,415)	(54,471)	7,688
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(325)	(36,604)	(36,683)	(1,275)
Veeva Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(935)	(202,283)	(216,630)	(16,832)
					(145,186)	(6,927,397)	(6,579,878)	306,477
Household & Personal Products
Beauty Health Co. (The)	USFF -0.653%	Weekly	MS	01/12/29	(284)	(1,271)	(1,261)	3
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,121)	(518,856)	(534,172)	(19,932)
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,724)	(483,468)	(533,986)	(61,093)
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(978)	(139,341)	(137,419)	474
					(9,107)	(1,142,936)	(1,206,838)	(80,548)
Materials
AdvanSix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4)	(113)	(114)	(4)
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,125)	(58,216)	(67,106)	(11,880)
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(895)	(257,713)	(216,832)	38,140
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,167)	(196,049)	(153,741)	23,446
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/12/29	(798)	(24,214)	(26,964)	(2,850)
Algoma Steel Group, Inc. (Canada)	USFF -2.380%	Weekly	MS	01/10/28	(5,250)	(41,986)	(44,573)	(3,947)
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,435)	(154,492)	(139,726)	11,628
Century Aluminum Co.	USFF -0.250%	Weekly	MS	01/12/29	(1,946)	(23,280)	(29,949)	(7,193)
CF Industries Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,968)	(331,535)	(330,177)	(967)
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(88,087)	(397,804)	(332,088)	62,867
Commercial Metals Co.	USFF -0.250%	Weekly	MS	01/12/29	(686)	(39,798)	(40,316)	(797)
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,205)	(24,375)	(18,967)	5,244
DuPont de Nemours, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,353)	(252,833)	(257,075)	(6,240)
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(136)	(28,021)	(36,958)	(9,222)
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(416)	(4,311)	(4,638)	(347)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,006)	(22,151)	(25,130)	(3,509)
Equinox Gold Corp. (Canada)	USFF -0.830%	Weekly	MS	08/29/25	(32,820)	(248,677)	(197,576)	49,815
ERO Copper Corp. (Canada)	USFF -0.780%	Weekly	MS	01/12/29	(69)	(1,297)	(1,330)	(41)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(16,324)	$ (96,283)	$ (95,985)	$ (1,310)
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(12,189)	(761,382)	(776,439)	(34,369)
Ginkgo Bioworks Holdings, Inc.	USFF -6.197%	Weekly	MS	07/11/28	(71,065)	(103,948)	(82,435)	21,094
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/11/28	(3,139)	(81,690)	(91,596)	(10,812)
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(64)	(4,890)	(4,915)	(47)
Hecla Mining Co.	USFF -0.247%	Weekly	MS	07/08/27	(32,805)	(155,479)	(157,792)	(3,305)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/12/29	(933)	(24,084)	(24,286)	(648)
IAMGOLD Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(21,693)	(54,706)	(72,238)	(18,522)
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,650)	(113,024)	(78,705)	34,414
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(644)	(42,192)	(54,038)	(13,527)
LSB Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(188)	(1,529)	(1,651)	(130)
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(3,276)	(32,152)	(34,660)	(2,643)
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(2,481)	(109,228)	(110,727)	(4,229)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(3,003)	(95,360)	(97,477)	(2,589)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/07/27	(7,014)	(177,938)	(100,300)	76,923
Newmont Corp.	USFF -0.250%	Weekly	MS	01/12/29	(19,444)	(662,893)	(696,873)	(38,590)
Novagold Resources, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(8,001)	(33,751)	(24,003)	9,610
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,087)	(64,555)	(59,035)	3,836
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,567)	(83,421)	(75,767)	7,288
Olin Corp.	USFF -0.250%	Weekly	MS	07/11/28	(669)	(36,110)	(39,337)	(4,148)
Pan American Silver Corp. (Canada)	USFF -0.980%	Weekly	MS	07/08/27	(3,181)	(52,981)	(47,969)	3,902
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(339)	(10,679)	(11,357)	(735)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(6,688)	(39,434)	(35,112)	3,964
Schnitzer Steel Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,624)	(68,747)	(34,315)	32,277
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,011)	(74,778)	(69,951)	2,601
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,756)	(77,849)	(85,271)	(8,911)
Southern Copper Corp.	USFF -0.250%	Weekly	MS	01/12/29	(779)	(79,219)	(82,979)	(4,080)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(16,824)	(233,751)	(75,035)	159,963
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(55)	(8,036)	(8,153)	(151)
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(501)	(55,407)	(45,110)	8,742
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/10/28	(954)	(48,749)	(58,900)	(10,920)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,293)	(96,619)	(104,974)	(10,117)
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(851)	(18,238)	(18,935)	(815)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(392)	$ (9,822)	$ (10,478)	$ (698)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(15,333)	(204,373)	(266,028)	(66,784)
United States Lime & Minerals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7)	(2,076)	(2,087)	(22)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,566)	(663,309)	(594,001)	65,569
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(442)	(26,718)	(26,829)	(174)
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(240)	(11,050)	(11,311)	(308)
					(422,438)	(6,623,315)	(6,190,314)	335,742
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(22,546)	(126,824)	(58,845)	68,347
Angi, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(7,424)	(111,043)	(19,451)	92,174
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,073)	(70,382)	(70,925)	(827)
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(11,503)	(379,962)	(163,918)	214,520
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(21,030)	(516,182)	(541,102)	(29,203)
Fox Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,067)	(122,420)	(127,175)	(5,682)
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,405)	(123,506)	(74,943)	48,291
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,261)	(32,003)	(22,542)	9,918
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(4,430)	(49,585)	(41,243)	8,140
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,285)	(42,936)	(50,385)	(8,324)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/11/28	(642)	(119,112)	(118,462)	88
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(9,916)	(122,439)	(106,597)	14,924
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,020)	(170,936)	(175,736)	(6,696)
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(437)	(17,956)	(16,479)	1,127
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(38,240)	(429,354)	(438,995)	(11,364)
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/07/27	(421)	(17,497)	(20,663)	(3,928)
Stagwell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(656)	(3,716)	(4,080)	(382)
Taboola.com Ltd. (Israel)	USFF -0.730%	Weekly	MS	01/12/29	(1,671)	(7,278)	(7,419)	(173)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Take-Two Interactive Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,590)	$ (376,867)	$ (384,589)	$ (9,234)
TechTarget, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6)	(193)	(198)	(8)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,562)	(316,500)	(307,792)	5,893
Vivid Seats, Inc., Class A	USFF -0.680%	Weekly	MS	01/12/29	(1,982)	(11,267)	(11,872)	(653)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(755)	(54,233)	(47,595)	6,594
					(140,922)	(3,222,191)	(2,811,006)	393,542
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.688%	Weekly	MS	07/11/28	(8,046)	(41,721)	(36,448)	5,103
Amgen, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,782)	(831,525)	(790,978)	32,080
Arcturus Therapeutics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(42)	(1,505)	(1,418)	83
Ardelyx, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(682)	(5,913)	(4,979)	981
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,381)	(131,557)	(125,297)	5,731
Aurinia Pharmaceuticals, Inc. (Canada)	USFF -0.630%	Weekly	MS	01/12/29	(1,244)	(6,410)	(6,232)	149
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,353)	(78,970)	(85,736)	(8,556)
Axsome Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(476)	(32,662)	(37,985)	(5,484)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(22,353)	(189,165)	(237,165)	(48,760)
Biogen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(247)	(56,145)	(53,261)	4,732
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,636)	(204,402)	(185,548)	17,668
Bridgebio Pharma, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,684)	(48,729)	(52,069)	(4,254)
Bruker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(581)	(42,442)	(54,579)	(14,708)
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,740)	(194,102)	(98,223)	95,929
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(779)	(194,136)	(211,070)	(19,021)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,877)	(76,594)	(46,145)	30,140
Disc Medicine, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(68)	(4,079)	(4,234)	(173)
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(944)	(11,029)	(15,368)	(6,180)
Fortrea Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,159)	(45,072)	(46,522)	(1,972)
Geron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,869)	(21,503)	(29,268)	(9,423)
Immatics NV (Netherlands)	USFF -1.130%	Weekly	MS	01/12/29	(123)	(1,485)	(1,293)	190
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Intellia Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(186)	$ (5,346)	$ (5,117)	$ 229
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(2,612)	(317,679)	(314,537)	1,445
MacroGenics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(299)	(4,387)	(4,401)	(35)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(19,537)	(129,506)	(169,386)	(40,401)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(176)	(43,771)	(19,312)	24,063
Olema Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3)	(34)	(34)	(3)
Organon & Co.	USFF -0.250%	Weekly	MS	07/11/28	(10,731)	(187,126)	(201,743)	(21,097)
Pacific Biosciences of California, Inc.	USFF -0.267%	Weekly	MS	07/11/28	(6,598)	(46,063)	(24,743)	21,134
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,373)	(40,730)	(40,119)	441
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	08/29/25	(907)	(47,436)	(29,196)	16,602
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,627)	(566,255)	(572,399)	(8,499)
Phathom Pharmaceuticals, Inc.	USFF -5.230%	Weekly	MS	01/12/29	(171)	(1,847)	(1,816)	21
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,434)	(67,616)	(51,167)	16,175
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/12/29	(45)	(1,191)	(1,115)	69
Relay Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(273)	(2,134)	(2,266)	(143)
Repligen Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,151)	(218,051)	(211,692)	4,612
Revance Therapeutics, Inc.	USFF -0.267%	Weekly	MS	07/11/28	(6,060)	(73,021)	(29,815)	43,090
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,573)	(171,350)	(165,165)	5,354
SIGA Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(114)	(957)	(976)	(50)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(7,896)	(147,845)	(94,831)	53,410
Summit Therapeutics, Inc.	USFF -2.234%	Weekly	MS	01/12/29	(2)	(8)	(8)	(43)
Tango Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8)	(68)	(64)	11
Tilray Brands, Inc.	USFF -7.350%	Weekly	MS	07/11/28	(40,701)	(74,100)	(100,531)	(26,731)
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(219)	(14,808)	(14,960)	(214)
Veracyte, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(613)	(13,655)	(13,584)	14
Vericel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(497)	(22,332)	(25,854)	(4,001)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(747)	(294,173)	(295,595)	(2,603)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(41)	$ (1,754)	$ (1,765)	$ (20)
Zymeworks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(80)	(905)	(842)	58
					(195,740)	(4,713,294)	(4,516,851)	157,143
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,777)	(85,576)	(74,868)	10,829
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(1,372)	(34,575)	(30,239)	4,195
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(1,413)	(120,197)	(71,738)	48,524
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(962)	(191,064)	(190,274)	(2,608)
Broadcom, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(488)	(626,840)	(646,800)	(29,260)
Cirrus Logic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(380)	(31,102)	(35,173)	(4,942)
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(533)	(36,951)	(37,577)	(776)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,020)	(266,264)	(244,380)	22,480
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(861)	(127,582)	(145,337)	(19,826)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,329)	(84,309)	(106,272)	(22,851)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(1,609)	(53,411)	(62,140)	(9,388)
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(366)	(35,364)	(46,998)	(12,116)
indie Semiconductor, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(7,630)	(48,425)	(54,020)	(5,792)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(645)	(31,661)	(32,450)	(965)
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,795)	(210,731)	(218,653)	(10,794)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,894)	(425,379)	(468,062)	(44,389)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(711)	(47,464)	(50,396)	(3,217)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,771)	(226,318)	(201,095)	24,315
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(583)	(59,309)	(77,539)	(20,904)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(307)	(44,967)	(55,592)	(13,993)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,475)	(284,525)	(248,636)	33,117
Semtech Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,608)	(59,236)	(71,694)	(13,448)
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(904)	(106,141)	(129,923)	(24,831)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,261)	(126,153)	(117,563)	8,083
Synaptics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(511)	(48,216)	(49,853)	(2,048)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,008)	(108,999)	(113,733)	(5,250)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,610)	$ (617,726)	$ (628,898)	$ (20,193)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,097)	(37,201)	(50,396)	(14,012)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(990)	(171,934)	(166,766)	3,921
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(539)	(19,012)	(18,957)	(39)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,131)	(115,869)	(92,365)	23,037
					(62,580)	(4,482,501)	(4,538,387)	(103,141)
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,272)	(17,487)	(17,414)	1
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,047)	(57,660)	(67,981)	(10,839)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(251)	(19,373)	(21,149)	(1,878)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(576)	(69,180)	(62,646)	6,922
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(648)	(7,287)	(7,050)	205
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,596)	(103,800)	(103,710)	(835)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,808)	(174,747)	(194,370)	(24,314)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(7,866)	(140,836)	(121,844)	18,425
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(713)	(138,926)	(152,069)	(13,782)
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,105)	(222,419)	(215,597)	5,930
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(2,348)	(122,951)	(122,613)	(279)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,142)	(106,431)	(42,318)	63,718
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,926)	(278,517)	(269,795)	6,781
BlackBerry Ltd. (Canada)	USFF -0.770%	Weekly	MS	01/12/29	(5,096)	(13,552)	(14,065)	(570)
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(173)	(7,997)	(7,664)	298
Cerence, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,823)	(40,496)	(28,712)	11,619
Cipher Mining, Inc.	USFF -3.680%	Weekly	MS	01/12/29	(16,748)	(56,252)	(86,252)	(35,409)
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(4,128)	(70,228)	(73,024)	(3,080)
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,908)	(46,748)	(58,232)	(15,314)
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(860)	(32,337)	(32,835)	(645)
DocuSign, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(322)	(19,100)	(19,175)	(154)
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(922)	(77,220)	(77,236)	(335)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,663)	$ (183,123)	$ (163,951)	$ 17,601
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,869)	(93,807)	(69,717)	27,184
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(2,918)	(297,391)	(292,500)	3,698
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,618)	(126,398)	(93,698)	32,942
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/12/29	(155)	(202,688)	(193,690)	8,731
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(10,770)	(144,583)	(139,687)	4,314
Five9, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,325)	(446,880)	(454,956)	(9,868)
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,306)	(23,542)	(23,782)	(337)
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(393)	(185,842)	(187,331)	(2,770)
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(104)	(1,284)	(1,278)	(2)
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,810)	(106,354)	(102,680)	3,192
Intapp, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,589)	(55,976)	(54,503)	1,246
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,262)	(79,118)	(41,508)	37,389
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(10,190)	(315,616)	(143,271)	171,078
Matterport, Inc.	USFF -0.256%	Weekly	MS	01/12/29	(86)	(193)	(194)	(5)
Model N, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(839)	(21,641)	(23,886)	(2,335)
nCino, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,773)	(52,919)	(66,275)	(14,556)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,062)	(76,839)	(55,240)	21,288
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,283)	(54,211)	(49,819)	3,263
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(394)	(26,379)	(22,178)	4,269
PowerSchool Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,588)	(59,609)	(55,099)	4,314
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,115)	(93,604)	(108,215)	(15,255)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,880)	(156,544)	(160,373)	(4,458)
Smartsheet, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(995)	(39,780)	(38,308)	1,311
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,803)	(487,228)	(452,965)	31,828
Sprinklr, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,860)	(91,924)	(84,172)	7,418
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(466)	(26,740)	(27,825)	(1,195)
Squarespace, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,762)	(60,261)	(64,207)	(4,190)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,153)	(66,975)	(57,485)	9,922
Workiva, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,783)	(157,425)	(151,198)	5,594
Zscaler, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,279)	(460,403)	(439,004)	19,553
					(160,371)	(6,018,821)	(5,614,746)	367,629
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,717)	$ (110,627)	$ (31,100)	$ 83,544
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,553)	(174,871)	(158,375)	15,538
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(58)	(17,539)	(16,819)	1,406
Avnet, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,243)	(104,775)	(111,208)	(9,393)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,274)	(112,584)	(117,985)	(6,071)
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,000)	(26,616)	(30,010)	(4,957)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,770)	(170,272)	(125,013)	44,763
Celestica, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(3,865)	(132,347)	(173,693)	(45,476)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(9,197)	(370,941)	(390,137)	(20,941)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,853)	(92,376)	(112,329)	(25,141)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,374)	(165,999)	(193,187)	(28,548)
Infinera Corp.	USFF -0.580%	Weekly	MS	01/12/29	(2,627)	(13,054)	(15,841)	(2,841)
IonQ, Inc.	USFF -6.830%	Weekly	MS	01/12/29	(7,247)	(70,596)	(72,398)	(2,087)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,174)	(117,718)	(117,628)	(1,303)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,020)	(121,121)	(95,647)	24,986
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(513)	(85,075)	(89,657)	(5,064)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24)	(3,379)	(3,428)	(65)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,674)	(87,914)	(104,089)	(17,649)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(225)	(98,913)	(96,597)	1,961
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19)	(299)	(297)	(12)
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(575)	(156,147)	(66,614)	87,514
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,894)	(172,231)	(106,622)	64,916
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,141)	(103,710)	(92,182)	11,063
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,211)	(95,075)	(95,505)	(1,170)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,999)	(504,126)	(602,579)	(104,717)
					(85,247)	(3,108,305)	(3,018,940)	60,256
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,437)	(300,162)	(289,869)	(1,911)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,726)	(134,565)	(115,787)	18,593
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(24,544)	(40,245)	(36,080)	4,001
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,827)	(30,599)	(16,041)	14,907
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,745)	$ (75,132)	$ (71,545)	$ 1,875
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/29/25	(1,288)	(39,238)	(22,373)	9,559
United States Cellular Corp.	USFF -0.250%	Weekly	MS	01/12/29	(184)	(6,601)	(6,716)	(144)
					(38,751)	(626,542)	(558,411)	46,880
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(6,882)	(146,756)	(94,696)	51,469
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(889)	(42,717)	(38,218)	4,807
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(1,283)	(96,483)	(96,494)	(791)
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(534)	(44,847)	(47,083)	(3,119)
Covenant Logistics Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1)	(46)	(46)	(3)
Expeditors International of Washington, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(728)	(87,616)	(88,503)	(1,707)
Frontier Group Holdings, Inc.	USFF -0.580%	Weekly	MS	07/11/28	(3,987)	(19,182)	(32,335)	(14,430)
Genco Shipping & Trading Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/12/29	(1,474)	(29,765)	(29,966)	(616)
Golden Ocean Group Ltd. (Bermuda)	USFF -0.980%	Weekly	MS	07/11/28	(3,715)	(31,085)	(48,146)	(20,207)
Hawaiian Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,371)	(33,221)	(31,605)	1,480
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	01/07/27	(208)	(41,952)	(41,444)	125
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(11,667)	(57,927)	(86,569)	(30,845)
Joby Aviation, Inc.	USFF -1.130%	Weekly	MS	01/12/29	(86)	(460)	(461)	(6)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(141)	(7,560)	(7,758)	(231)
Matson, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(626)	(59,779)	(70,362)	(11,129)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	01/12/29	(306)	(77,357)	(77,990)	(1,107)
RXO, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,498)	(52,510)	(54,631)	(2,334)
Ryder System, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,490)	(168,984)	(179,083)	(10,848)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(5,672)	(143,105)	(128,414)	13,319
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/11/28	(1,278)	$ (48,014)	$ (37,305)	$ 10,337
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,772)	(53,530)	(41,829)	11,455
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(461)	(62,622)	(73,511)	(11,847)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(746)	(28,963)	(35,718)	(7,321)
United Parcel Service, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(2,243)	(348,545)	(333,377)	20,431
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3)	(108)	(111)	(6)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,030)	(96,595)	(79,414)	15,977
					(54,091)	(1,779,729)	(1,755,069)	12,853
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(13,444)	(219,442)	(241,051)	(23,120)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(28,187)	(190,751)	(178,142)	4,915
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,624)	(130,384)	(132,250)	(3,477)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,233)	(30,486)	(25,014)	5,347
Ameren Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,381)	(312,592)	(324,019)	(16,939)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(408)	(29,268)	(29,474)	(326)
Avista Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,011)	(44,548)	(35,405)	6,948
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(1,871)	(99,735)	(86,964)	10,973
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(551)	(56,884)	(59,122)	(2,680)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	01/12/29	(2,295)	(49,979)	(52,900)	(3,304)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,250)	(154,569)	(159,868)	(8,008)
Edison International	USFF -0.250%	Weekly	MS	01/12/29	(355)	(23,148)	(25,109)	(2,334)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/12/29	(693)	(69,955)	(73,236)	(3,887)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,761)	(270,136)	(254,142)	6,519
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,129)	(43,021)	(42,417)	(765)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,687)	(70,447)	(65,152)	5,409
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,253)	(212,605)	(209,281)	457
MGE Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(448)	(34,716)	(35,267)	(692)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(552)	(38,869)	(28,980)	9,374
National Fuel Gas Co.	USFF -0.250%	Weekly	MS	07/11/28	(2,888)	(144,991)	(155,143)	(12,824)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(932)	(54,921)	(59,564)	(5,345)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,488)	(147,815)	(151,798)	(8,949)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(1,298)	(65,223)	(48,312)	12,742
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,230)	$ (73,811)	$ (62,644)	$ 4,776
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,286)	(183,615)	(151,310)	30,676
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,976)	(144,448)	(147,666)	(6,512)
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,066)	(156,453)	(153,044)	1,791
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/08/27	(5,468)	(240,200)	(229,656)	3,288
PPL Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,348)	(143,160)	(147,230)	(6,214)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(2,273)	(169,567)	(163,270)	1,504
SJW Group	USFF -0.250%	Weekly	MS	01/12/29	(233)	(13,168)	(13,185)	(73)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,349)	(93,193)	(96,777)	(4,560)
Sunnova Energy International, Inc.	USFF -0.730%	Weekly	MS	07/11/28	(9,803)	(107,432)	(60,092)	46,906
					(119,771)	(3,819,532)	(3,697,484)	41,616

Total Reference Entity — Short						(75,347,157)	(73,312,481)	1,207,276
Net Value of Reference Entity						$(57,838,938)	$(53,453,848)	$5,201,811

*	Includes $816,721 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 50.3%
Automobiles & Components — 0.4%
BorgWarner, Inc.(a)	21,615	$ 750,905
General Motors Co.(a)	39,696	1,800,214
		2,551,119
Banks — 0.7%
Bank of America Corp.(a)	19,333	733,107
Citigroup, Inc.	4,932	311,900
Citizens Financial Group, Inc.	1,366	49,572
Comerica, Inc.	522	28,705
JPMorgan Chase & Co.(a)	12,340	2,471,702
PNC Financial Services Group, Inc. (The)(a)	927	149,803
Truist Financial Corp.	5,229	203,827
US Bancorp	6,007	268,513
Wells Fargo & Co.	11,620	673,495
		4,890,624
Capital Goods — 5.7%
A. O. Smith Corp.(a)	5,025	449,537
AMETEK, Inc.	606	110,837
Builders FirstSource, Inc.*	2,095	436,912
Caterpillar, Inc.(a)	2,475	906,914
Cummins, Inc.	2,348	691,838
Deere & Co.	128	52,575
Eaton Corp. PLC (Ireland)	4,343	1,357,969
Emerson Electric Co.(a)	5,850	663,507
Fortive Corp.(a)	2,618	225,200
General Dynamics Corp.(a)	7,534	2,128,280
General Electric Co.(a)	7,319	1,284,704
Honeywell International, Inc.(a)	9,428	1,935,097
Howmet Aerospace, Inc.(a)	16,961	1,160,641
Huntington Ingalls Industries, Inc.(a)	3,696	1,077,273
Illinois Tool Works, Inc.(a)	5,334	1,431,272
Ingersoll Rand, Inc.(a)	21,851	2,074,753
Johnson Controls International PLC (Ireland)	13,172	860,395
Lockheed Martin Corp.(a)	5,258	2,391,707
Masco Corp.(a)	24,386	1,923,568
Northrop Grumman Corp.	574	274,751
Otis Worldwide Corp.(a)	14,978	1,486,866
PACCAR, Inc.(a)	6,726	833,284
Parker-Hannifin Corp.(a)	5,842	3,246,925
Pentair PLC (Ireland)	2,763	236,071
Quanta Services, Inc.	1,569	407,626
Snap-on, Inc.(a)	6,433	1,905,583
Stanley Black & Decker, Inc.(a)	21,213	2,077,389
Textron, Inc.(a)	30,242	2,901,115
Trane Technologies PLC (Ireland)	3,559	1,068,412
TransDigm Group, Inc.(a)	974	1,199,578
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.(a)	3,160	$ 2,278,708
WW Grainger, Inc.(a)	1,006	1,023,404
		40,102,691
Commercial & Professional Services — 1.6%
Automatic Data Processing, Inc.(a)	2,812	702,269
Broadridge Financial Solutions, Inc.	690	141,353
Copart, Inc.(a)*	5,074	293,886
Jacobs Solutions, Inc.(a)	13,028	2,002,795
Leidos Holdings, Inc.(a)	20,333	2,665,453
Republic Services, Inc.(a)	7,323	1,401,915
Robert Half, Inc.(a)	25,225	1,999,838
Veralto Corp.(a)	24,774	2,196,463
		11,403,972
Consumer Discretionary Distribution & Retail — 1.5%
Amazon.com, Inc.(a)*	10,090	1,820,034
AutoZone, Inc.(a)*	119	375,046
Bath & Body Works, Inc.	10,916	546,018
Best Buy Co., Inc.	5,843	479,301
CarMax, Inc.(a)*	837	72,911
eBay, Inc.(a)	13,428	708,730
Genuine Parts Co.(a)	6,409	992,947
Home Depot, Inc. (The)(a)	3,153	1,209,491
LKQ Corp.(a)	3,557	189,979
Lowe's Cos., Inc.(a)	4,309	1,097,632
Pool Corp.(a)	196	79,086
TJX Cos., Inc. (The)(a)	16,062	1,629,008
Ulta Beauty, Inc.(a)*	2,402	1,255,958
		10,456,141
Consumer Durables & Apparel — 1.5%
Deckers Outdoor Corp.(a)*	2,185	2,056,653
DR Horton, Inc.(a)	2,298	378,136
Garmin Ltd. (Switzerland)	7,539	1,122,331
Lennar Corp., Class A	678	116,602
Mohawk Industries, Inc.*	2,845	372,382
PulteGroup, Inc.(a)	15,765	1,901,574
Ralph Lauren Corp.(a)	10,085	1,893,560
Tapestry, Inc.(a)	54,119	2,569,570
		10,410,808
Consumer Services — 2.0%
Booking Holdings, Inc.(a)	598	2,169,472
Caesars Entertainment, Inc.(a)*	24,999	1,093,456
Expedia Group, Inc.(a)*	16,043	2,209,923
Marriott International, Inc., Class A(a)	6,490	1,637,492
McDonald's Corp.(a)	9,556	2,694,314
MGM Resorts International(a)*	18,479	872,394

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Starbucks Corp.(a)	10,422	$ 952,467
Yum! Brands, Inc.(a)	15,660	2,171,259
		13,800,777
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.(a)	1,911	1,400,056
Kroger Co. (The)	11,961	683,332
Sysco Corp.(a)	3,559	288,919
Target Corp.(a)	9,667	1,713,089
Walmart, Inc.(a)	16,545	995,513
		5,080,909
Energy — 2.5%
APA Corp.(a)	10,330	355,145
Baker Hughes Co.(a)	57,476	1,925,446
ConocoPhillips (a)	5,942	756,298
Devon Energy Corp.(a)	19,853	996,224
EOG Resources, Inc.(a)	7,298	932,976
Exxon Mobil Corp.(a)	27,102	3,150,337
Halliburton Co.(a)	15,914	627,330
Kinder Morgan, Inc.(a)	51,997	953,625
Marathon Oil Corp.(a)	84,365	2,390,904
Marathon Petroleum Corp.(a)	7,214	1,453,621
Occidental Petroleum Corp.(a)	17,401	1,130,891
Pioneer Natural Resources Co.(a)	6,864	1,801,800
Valero Energy Corp.(a)	5,309	906,193
		17,380,790
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.(a)	1,465	188,853
American Tower Corp.	492	97,214
AvalonBay Communities, Inc.	1,110	205,972
Camden Property Trust(a)	762	74,981
Digital Realty Trust, Inc.(a)	12,764	1,838,527
Extra Space Storage, Inc.(a)	7,778	1,143,366
Healthpeak Properties, Inc.(a)	7,375	138,281
Prologis, Inc.	2,724	354,719
Realty Income Corp.(a)	33,644	1,820,140
Simon Property Group, Inc.(a)	11,497	1,799,166
VICI Properties, Inc.(a)	40,469	1,205,571
Welltower, Inc.(a)	12,433	1,161,740
		10,028,530
Financial Services — 2.6%
American Express Co.	723	164,620
Ameriprise Financial, Inc.	60	26,306
Berkshire Hathaway, Inc., Class B*	1,089	457,946
BlackRock, Inc.	378	315,139
Capital One Financial Corp.(a)	4,055	603,749
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Cboe Global Markets, Inc.	1,944	$ 357,171
Charles Schwab Corp. (The)(a)	6,151	444,963
CME Group, Inc.(a)	4,390	945,123
Corpay, Inc.(a)*	6,838	2,109,797
Fiserv, Inc.(a)*	7,948	1,270,249
Franklin Resources, Inc.(a)	29,740	835,991
Goldman Sachs Group, Inc. (The)(a)	1,754	732,628
Intercontinental Exchange, Inc.(a)	11,261	1,547,599
Invesco Ltd. (Bermuda)	1,014	16,822
Mastercard, Inc., Class A(a)	4,131	1,989,366
Nasdaq, Inc.(a)	2,438	153,838
Northern Trust Corp.	278	24,720
PayPal Holdings, Inc.(a)*	26,205	1,755,473
Raymond James Financial, Inc.	919	118,018
S&P Global, Inc.(a)	1,798	764,959
T Rowe Price Group, Inc.(a)	7,555	921,106
Visa, Inc., Class A(a)	10,668	2,977,226
		18,532,809
Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.(a)	18,095	789,304
Archer-Daniels-Midland Co.(a)	6,519	409,458
Campbell Soup Co.(a)	25,497	1,133,342
Coca-Cola Co. (The)(a)	56,618	3,463,889
Conagra Brands, Inc.(a)	35,438	1,050,382
Constellation Brands, Inc., Class A(a)	5,620	1,527,291
General Mills, Inc.(a)	21,582	1,510,093
Hershey Co. (The)(a)	5,630	1,095,035
Hormel Foods Corp.(a)	43,236	1,508,504
Kellanova (a)	36,852	2,111,251
Keurig Dr Pepper, Inc.(a)	55,789	1,711,049
Kraft Heinz Co. (The)(a)	50,428	1,860,793
Molson Coors Beverage Co., Class B(a)	9,313	626,299
Mondelez International, Inc., Class A(a)	35,539	2,487,730
Philip Morris International, Inc.(a)	11,770	1,078,368
		22,362,788
Health Care Equipment & Services — 3.3%
Abbott Laboratories	3,361	382,011
Baxter International, Inc.(a)	29,067	1,242,324
Becton Dickinson & Co.	1,975	488,714
Cardinal Health, Inc.	6,027	674,421
Cencora, Inc.	3,110	755,699
Centene Corp.(a)*	6,364	499,447
Cigna Group (The)(a)	4,454	1,617,648
CVS Health Corp.(a)	15,178	1,210,597
DaVita, Inc.(a)*	10,288	1,420,258

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DENTSPLY SIRONA, Inc.(a)	13,047	$ 433,030
GE HealthCare Technologies, Inc.(a)	25,513	2,319,387
HCA Healthcare, Inc.(a)	4,412	1,471,534
Hologic, Inc.(a)*	8,259	643,872
McKesson Corp.(a)	2,925	1,570,286
Medtronic PLC (Ireland)	24,112	2,101,361
Molina Healthcare, Inc.(a)*	4,372	1,796,149
Teleflex, Inc.(a)	9,113	2,061,087
UnitedHealth Group, Inc.(a)	3,043	1,505,372
Zimmer Biomet Holdings, Inc.(a)	7,422	979,556
		23,172,753
Household & Personal Products — 1.0%
Colgate-Palmolive Co.(a)	7,280	655,564
Kenvue, Inc.(a)	111,768	2,398,541
Kimberly-Clark Corp.(a)	11,384	1,472,520
Procter & Gamble Co. (The)(a)	16,026	2,600,219
		7,126,844
Insurance — 1.6%
Aflac, Inc.(a)	1,912	164,164
Assurant, Inc.(a)	1,229	231,347
Brown & Brown, Inc.(a)	5,574	487,948
Chubb Ltd. (Switzerland)	3,734	967,591
Cincinnati Financial Corp.(a)	4,691	582,481
Hartford Financial Services Group, Inc. (The)(a)	8,381	863,662
Loews Corp.(a)	21,910	1,715,334
Marsh & McLennan Cos., Inc.(a)	8,163	1,681,415
MetLife, Inc.(a)	22,437	1,662,806
Prudential Financial, Inc.(a)	9,689	1,137,489
Willis Towers Watson PLC (Ireland)	5,400	1,485,000
		10,979,237
Materials — 2.4%
Celanese Corp.(a)	10,075	1,731,490
CF Industries Holdings, Inc.(a)	7,388	614,755
Eastman Chemical Co.(a)	8,586	860,489
Ecolab, Inc.(a)	512	118,221
International Paper Co.(a)	23,628	921,965
Linde PLC (Ireland)	4,526	2,101,512
LyondellBasell Industries NV, Class A (Netherlands)	13,370	1,367,484
Martin Marietta Materials, Inc.(a)	1,933	1,186,746
Mosaic Co. (The)(a)	331	10,744
Nucor Corp.(a)	5,152	1,019,581
Packaging Corp. of America(a)	9,386	1,781,275
PPG Industries, Inc.(a)	10,997	1,593,465
Sherwin-Williams Co. (The)(a)	3,219	1,118,055
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Steel Dynamics, Inc.(a)	3,464	$ 513,469
Westrock Co.(a)	42,450	2,099,152
		17,038,403
Media & Entertainment — 2.3%
Alphabet, Inc., Class A(a)*	30,964	4,673,397
Charter Communications, Inc., Class A*	723	210,125
Comcast Corp., Class A(a)	17,851	773,841
Electronic Arts, Inc.(a)	3,392	450,017
Interpublic Group of Cos., Inc. (The)(a)	25,422	829,520
Meta Platforms, Inc., Class A(a)	9,469	4,597,957
Netflix, Inc.(a)*	2,478	1,504,964
News Corp., Class A	24,679	646,096
Omnicom Group, Inc.(a)	7,874	761,888
Take-Two Interactive Software, Inc.*	452	67,117
Walt Disney Co. (The)(a)	12,694	1,553,238
Warner Bros Discovery, Inc.*	6,667	58,203
		16,126,363
Pharmaceuticals, Biotechnology & Life Sciences — 3.2%
AbbVie, Inc.(a)	3,649	664,483
Bristol-Myers Squibb Co.(a)	26,262	1,424,188
Danaher Corp.(a)	1,951	487,204
Eli Lilly & Co.(a)	726	564,799
Gilead Sciences, Inc.(a)	34,977	2,562,065
Illumina, Inc.*	1,874	257,338
Incyte Corp.(a)*	31,316	1,784,073
IQVIA Holdings, Inc.(a)*	5,094	1,288,222
Johnson & Johnson(a)	27,815	4,400,055
Merck & Co., Inc.(a)	30,637	4,042,552
Mettler-Toledo International, Inc.(a)*	846	1,126,271
Thermo Fisher Scientific, Inc.(a)	1,533	890,995
Vertex Pharmaceuticals, Inc.(a)*	3,344	1,397,825
Viatris, Inc.(a)	145,934	1,742,452
		22,632,522
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)*	14,996	1,458,211
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.(a)	6,695	1,380,710
Broadcom, Inc.(a)	1,049	1,390,355
KLA Corp.(a)	1,484	1,036,678
Lam Research Corp.(a)	1,725	1,675,958
Microchip Technology, Inc.(a)	18,459	1,655,957
Micron Technology, Inc.	2,584	304,628
NVIDIA Corp.(a)	8,369	7,561,894

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NXP Semiconductors NV (Netherlands)	6,500	$ 1,610,505
Qorvo, Inc.(a)*	24,504	2,813,794
QUALCOMM, Inc.(a)	27,284	4,619,181
Skyworks Solutions, Inc.(a)	35,647	3,861,283
		27,910,943
Software & Services — 3.0%
Accenture PLC, Class A (Ireland)	1,271	440,541
Adobe, Inc.(a)*	1,915	966,309
ANSYS, Inc.*	104	36,105
Autodesk, Inc.*	20	5,208
Cadence Design Systems, Inc.*	824	256,495
Cognizant Technology Solutions Corp., Class A	484	35,472
EPAM Systems, Inc.*	80	22,093
Fair Isaac Corp.(a)*	353	441,112
Gen Digital, Inc.(a)	102,303	2,291,587
International Business Machines Corp.(a)	10,028	1,914,947
Microsoft Corp.(a)	21,493	9,042,535
Oracle Corp.(a)	1,045	131,262
Roper Technologies, Inc.(a)	1,813	1,016,803
Salesforce, Inc.(a)	8,755	2,636,831
ServiceNow, Inc.(a)*	385	293,524
Synopsys, Inc.(a)*	553	316,040
VeriSign, Inc.(a)*	8,695	1,647,790
		21,494,654
Technology Hardware & Equipment — 2.4%
Amphenol Corp., Class A	1,605	185,137
Apple, Inc.(a)	10,340	1,773,103
CDW Corp.	580	148,352
Cisco Systems, Inc.(a)	28,648	1,429,822
F5, Inc.(a)*	10,276	1,948,227
Hewlett Packard Enterprise Co.(a)	23,656	419,421
HP, Inc.(a)	47,357	1,431,128
Jabil, Inc.(a)	15,889	2,128,331
Keysight Technologies, Inc.(a)*	14,803	2,314,893
Motorola Solutions, Inc.(a)	3,818	1,355,314
NetApp, Inc.(a)	20,532	2,155,244
Seagate Technology Holdings PLC (Ireland)	7,804	726,162
Super Micro Computer, Inc.(a)*	999	1,009,020
Teledyne Technologies, Inc.(a)*	493	211,655
		17,235,809
Telecommunication Services — 0.5%
AT&T, Inc.(a)	46,441	817,361
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
T-Mobile US, Inc.(a)	7,419	$ 1,210,929
Verizon Communications, Inc.(a)	35,709	1,498,350
		3,526,640
Transportation — 1.1%
American Airlines Group, Inc.(a)*	77,149	1,184,237
CSX Corp.	12,523	464,227
Delta Air Lines, Inc.(a)	56,472	2,703,315
Expeditors International of Washington, Inc.	114	13,859
FedEx Corp.(a)	4,080	1,182,139
Norfolk Southern Corp.(a)	4,148	1,057,201
Old Dominion Freight Line, Inc.(a)	3,328	729,864
Uber Technologies, Inc.*	5,364	412,974
United Parcel Service, Inc., Class B	2,182	324,311
		8,072,127
Utilities — 1.5%
Constellation Energy Corp.(a)	3,103	573,589
Duke Energy Corp.(a)	39,408	3,811,148
NRG Energy, Inc.(a)	79,062	5,351,707
PG&E Corp.	7,734	129,622
Public Service Enterprise Group, Inc.(a)	10,498	701,056
		10,567,122
TOTAL COMMON STOCKS (Cost $293,490,918)		354,343,586
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY(b) — 43.4%
Gotham Enhanced 500 ETF	10,635,300	306,003,106
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $260,246,134)		306,003,106
EXCHANGE TRADED FUNDS — 0.7%
SPDR S&P 500 ETF Trust	9,527	4,983,288
TOTAL EXCHANGE TRADED FUNDS (Cost $4,855,303)		4,983,288

TOTAL INVESTMENTS - 94.4% (Cost $558,592,355)		665,329,980
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%		39,300,668
NET ASSETS - 100.0%		$ 704,630,648

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
The portfolio matures between July 29, 2024 and January 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 4.5% of net assets as of March 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/07/27	111,221	$ 3,947,862	$ 3,863,818	$ 66,917
General Motors Co.	USFF +0.250%	Weekly	MS	07/29/24	85,988	2,502,642	3,899,556	1,496,704
					197,209	6,450,504	7,763,374	1,563,621
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	07/29/24	43,862	1,374,445	1,663,247	433,664
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,450	592,221	660,858	90,858
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	83,685	19,624
Comerica, Inc.	USFF +0.250%	Weekly	MS	01/12/29	528	26,503	29,035	3,853
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	07/29/24	20,630	2,324,575	4,132,189	2,014,189
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	2,225	303,911	359,560	105,416
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,303	174,093	206,711	49,779
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	6,145	214,098	274,682	80,930
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	11,855	650,582	687,116	57,000
					103,304	5,726,680	8,097,083	2,855,313
Capital Goods
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/07/27	24,393	1,660,063	2,182,198	611,012
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/29/24	6,310	977,643	1,154,099	239,151
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	24,617	4,014,403	5,133,875	1,245,105
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,041	3,022,372	4,412,184	1,544,999
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,470	2,663,490	3,084,986	520,812
Deere & Co.	USFF +0.250%	Weekly	MS	01/10/28	404	152,859	165,939	18,974
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	8,986	2,132,483	2,809,742	760,990
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/29/24	8,571	850,486	972,123	175,323
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/29/24	7,567	1,633,275	2,137,602	585,929
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	11,325	1,212,943	1,987,877	816,602
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,453	2,443,805	2,555,978	200,271
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	22,390	1,182,195	1,532,148	392,025
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,277	1,251,998	1,246,617	33,884
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,542	1,319,714	1,487,085	264,470
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	30,865	2,513,191	2,930,632	496,802
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	12,099	$ 612,629	$ 790,307	$ 205,915
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/29/24	6,327	2,761,965	2,877,962	289,356
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	34,415	2,045,600	2,714,655	769,289
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/29/24	646	285,725	309,214	43,533
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/10/28	17,310	1,461,954	1,718,364	313,684
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,846	748,146	972,041	247,407
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,653	2,732,738	4,253,461	1,638,578
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	11,130	647,946	950,947	353,648
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,244	536,295	582,991	63,674
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,857	2,058,144	2,919,841	1,075,232
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/12/29	21,656	1,927,607	2,120,772	269,251
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	40,709	3,022,539	3,905,214	996,317
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	4,313	1,090,786	1,294,763	249,135
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,240	885,051	1,527,184	714,620
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,667	2,364,588	2,644,310	359,261
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,611	1,115,388	1,638,870	628,855
					372,934	51,328,021	65,013,981	16,124,104
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/29/24	17,106	3,905,780	4,272,052	541,845
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	550	103,556	112,673	13,841
Copart, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,890	565,637	862,429	363,055
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	26,382	3,369,518	4,055,705	793,675
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	33,235	3,477,483	4,356,776	1,012,233
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,489	1,088,303	1,433,694	390,599
Robert Half, Inc.	USFF +0.250%	Weekly	MS	07/29/24	28,065	2,103,931	2,224,993	232,846
Veralto Corp.	USFF +0.250%	Weekly	MS	07/29/24	34,590	2,518,387	3,066,749	627,221
					162,307	17,132,595	20,385,071	3,975,315
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/29/24	91,449	10,669,500	16,495,571	6,181,712
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	625	1,633,098	1,969,781	388,066
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/12/29	57,263	2,624,332	2,864,295	326,002
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	15,561	1,094,667	1,276,469	270,869
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	496	30,244	43,207	14,029
eBay, Inc.	USFF +0.250%	Weekly	MS	07/29/24	30,544	1,340,016	1,612,112	359,183
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/12/29	8,967	1,314,561	1,389,257	124,047
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	9,016	$ 2,931,623	$ 3,458,538	$ 651,321
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,092	405,961	485,604	103,286
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,781	1,085,237	1,472,594	474,281
Pool Corp.	USFF +0.250%	Weekly	MS	07/11/28	201	63,309	81,104	19,894
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	25,072	2,128,197	2,542,802	507,785
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,452	1,200,832	1,282,102	118,935
					256,519	26,521,577	34,973,436	9,539,410
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,865	3,512,250	3,637,970	235,653
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/29/24	4,533	517,606	745,905	252,705
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	8,208	882,400	1,221,925	383,767
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	1,593	146,051	273,964	139,228
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,509	1,524,116	2,160,863	684,520
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19,791	1,363,516	2,387,190	1,079,281
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	14,595	1,741,336	2,740,357	1,074,610
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/29/24	66,785	1,885,442	3,170,952	1,398,194
					135,879	11,572,717	16,339,126	5,247,958
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,667	4,772,862	6,047,676	1,479,647
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/10/28	81,080	3,476,485	3,546,439	178,570
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	33,537	4,798,917	4,619,722	(29,049)
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	7,286	1,324,149	1,838,331	595,980
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/29/24	11,754	3,048,996	3,314,040	492,692
MGM Resorts International	USFF +0.250%	Weekly	MS	07/11/28	34,732	1,235,122	1,639,698	448,361
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/07/27	14,137	1,307,478	1,291,980	49,030
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/29/24	18,317	2,265,482	2,539,652	410,029
					202,510	22,229,491	24,837,538	3,625,260
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,059	1,772,929	2,241,115	564,291
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	14,935	702,275	853,237	192,188
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,628	239,919	294,521	64,929
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	12,563	1,987,245	2,226,289	305,126
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/29/24	18,300	920,652	1,101,111	359,102
					52,485	5,623,020	6,716,273	1,485,636
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
APA Corp.	USFF +0.250%	Weekly	MS	07/29/24	114,226	$ 3,372,599	$ 3,927,090	$ 768,820
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/10/28	53,144	1,576,911	1,780,324	275,530
ConocoPhillips	USFF +0.250%	Weekly	MS	01/07/27	13,408	1,526,270	1,706,570	275,107
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	81,419	3,529,928	4,085,605	716,505
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	12,170	1,348,275	1,555,813	405,114
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/06/26	30,530	2,976,189	3,548,807	771,865
Halliburton Co.	USFF +0.250%	Weekly	MS	07/29/24	29,060	869,060	1,145,545	395,582
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/10/28	66,207	1,066,835	1,214,236	196,000
Marathon Oil Corp.	USFF +0.250%	Weekly	MS	01/12/29	86,070	2,240,403	2,439,224	268,988
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/29/24	8,988	1,301,882	1,811,082	606,140
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	18,217	1,086,482	1,183,923	139,410
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	8,458	1,860,147	2,220,225	462,158
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	07/11/28	22,827	11,415,737	11,940,119	911,512
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	6,922	879,256	1,181,516	361,554
					551,646	35,049,974	39,740,079	6,554,285
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,695	918,828	1,249,782	392,034
American Tower Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,658	313,475	327,604	24,051
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/24	8,396	1,431,522	1,557,962	257,484
Camden Property Trust	USFF +0.250%	Weekly	MS	07/11/28	14,891	1,271,619	1,465,274	263,762
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,846	2,605,167	3,146,698	690,453
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/29/24	10,407	1,185,515	1,529,829	417,186
Healthpeak Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23,390	385,854	438,563	64,894
Prologis, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,760	527,379	619,847	122,823
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/08/27	47,463	2,525,179	2,567,748	122,121
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	13,594	1,848,552	2,127,325	382,019
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/08/27	42,153	1,253,278	1,255,738	59,526
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,161	1,215,437	1,323,204	145,509
					212,414	15,481,805	17,609,574	2,941,862
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	5,141	736,905	1,170,554	472,755
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	354	145,006	155,208	14,913
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/24	16,449	$ 3,639,018	$ 6,917,133	$ 3,392,012
BlackRock, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,388	1,389,531	1,990,876	809,144
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,421	688,113	712,157	45,679
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,723	619,342	1,000,987	423,737
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17,292	3,065,788	3,177,059	207,245
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,030	454,955	508,550	79,724
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,441	1,765,067	1,817,263	163,453
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,731	3,510,540	4,853,643	1,457,734
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	34,509	4,237,021	5,515,228	1,421,358
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	79,070	2,205,064	2,222,658	278,699
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	1,049,655	236,214
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/29/24	18,664	2,227,949	2,564,994	444,506
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/29/24	2,336	32,543	38,754	12,747
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	5,252	2,032,000	2,529,206	584,997
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,587	308,395	352,540	110,220
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	118,353	29,727
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	79,134	4,125,674	5,301,187	1,304,624
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	918	93,675	117,890	29,802
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	2,000	774,117	850,900	103,010
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	13,275	1,444,407	1,618,488	416,884
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	15,002	3,604,911	4,186,758	744,624
					344,561	38,067,357	48,770,041	12,783,808
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	29,575	1,250,635	1,290,062	286,507
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/29/24	53,687	3,312,188	3,372,080	212,627
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/06/26	43,549	1,847,017	1,935,753	171,399
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	56,057	3,212,844	3,429,567	488,307
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	99,305	2,848,426	2,943,400	207,324
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,949	1,416,768	1,616,700	254,607
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/29/24	29,987	1,934,276	2,098,190	288,870
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	7,546	1,432,480	1,467,697	89,803
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/12/29	51,934	1,584,350	1,811,977	277,284
Kellanova	USFF +0.250%	Weekly	MS	07/08/27	45,393	2,683,760	2,600,565	79,106
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	75,222	2,332,388	2,307,059	69,361
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	66,061	2,302,271	2,437,651	366,635
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/24	10,167	$ 593,490	$ 683,731	$ 124,135
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	37,320	2,587,519	2,612,400	164,844
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/29/24	13,455	1,247,092	1,232,747	103,220
					625,207	30,585,504	31,839,579	3,184,029
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/29/24	10,727	1,059,641	1,219,231	260,578
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	96,715	3,181,791	4,133,599	1,103,051
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/12/29	6,107	1,456,676	1,511,177	110,013
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	36,152	3,351,520	4,045,409	864,338
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/26	11,924	2,145,622	2,897,413	842,503
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	26,295	1,758,238	2,063,632	361,241
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	8,323	2,420,104	3,022,830	730,100
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/29/24	26,179	1,807,642	2,088,037	439,290
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	24,520	2,170,829	3,384,986	1,282,149
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,327	532,542	541,893	39,185
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	26,553	1,809,262	2,413,933	740,149
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,284	2,365,126	3,096,493	824,657
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/29/24	14,903	1,024,156	1,161,838	176,560
McKesson Corp.	USFF +0.250%	Weekly	MS	07/29/24	3,358	1,596,422	1,802,742	262,632
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	31,771	2,660,433	2,768,843	213,803
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,110	1,671,763	2,099,341	492,375
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,547	2,279,147	2,385,415	179,747
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	3,750	1,854,547	1,855,125	89,651
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,255	1,468,961	1,749,395	330,017
					381,800	36,614,422	44,241,332	9,342,039
Household & Personal Products
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	32,812	2,474,926	2,954,721	578,822
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	151,219	3,110,763	3,245,160	231,777
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	17,587	2,158,382	2,274,878	261,065
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	21,663	3,113,698	3,514,822	595,648
					223,281	10,857,769	11,989,581	1,667,312
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/29/24	13,683	$ 958,060	$ 1,174,822	$ 301,959
Assurant, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,707	1,065,138	1,450,766	455,625
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31,925	2,188,403	2,794,715	685,983
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	10,033	2,332,884	2,599,851	360,564
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	13,237	1,333,645	1,643,638	377,133
Hartford Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	24,565	2,415,339	2,531,423	191,908
Loews Corp.	USFF +0.250%	Weekly	MS	07/29/24	30,754	1,880,667	2,407,731	613,208
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,880	2,613,419	2,859,002	337,151
MetLife, Inc.	USFF +0.250%	Weekly	MS	01/12/29	27,266	1,883,287	2,020,683	203,138
Prudential Financial, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,996	1,185,265	1,290,930	142,873
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	8,069	1,986,824	2,218,975	305,824
					192,115	19,842,931	22,992,536	3,975,366
Materials
Celanese Corp.	USFF +0.250%	Weekly	MS	01/12/29	28,545	4,320,932	4,905,744	722,521
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/29/24	33,422	2,247,673	2,781,045	688,640
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	21,976	1,787,481	2,202,435	499,966
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,351	715,732	1,004,646	316,373
International Paper Co.	USFF +0.250%	Weekly	MS	07/29/24	49,882	1,623,247	1,946,396	520,430
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	5,751	2,114,302	2,670,304	622,228
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	19,297	1,788,822	1,973,697	264,983
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,087	1,026,196	1,281,293	288,846
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	11/03/25	909	28,266	29,506	3,567
Nucor Corp.	USFF +0.250%	Weekly	MS	07/29/24	6,180	965,836	1,223,022	306,765
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	11,061	1,576,213	2,099,157	636,049
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,120	2,176,846	2,335,788	242,355
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,784	1,570,088	2,008,957	509,551
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,836	439,104	568,610	144,437
Westrock Co.	USFF +0.250%	Weekly	MS	01/12/29	43,309	1,935,766	2,141,630	263,747
					252,510	24,316,504	29,172,230	6,030,458
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	81,514	6,789,463	12,302,908	5,725,804
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,607	$ 749,826	$ 757,672	$ 31,411
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	47,317	1,703,851	2,051,192	476,177
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,825	845,583	905,473	89,049
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	36,168	1,055,002	1,180,162	263,513
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	15,576	3,449,956	7,563,394	4,228,312
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,759	1,192,246	1,675,623	526,311
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	30,728	684,670	804,459	160,701
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,940	684,812	865,034	236,001
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	07/29/24	934	120,860	138,690	21,690
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	23,780	2,255,767	2,909,721	728,699
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,047	136,109	113,900	(17,881)
					270,195	19,668,145	31,268,228	12,469,787
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/29/24	32,070	5,145,100	5,839,947	901,450
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/06/26	94,224	4,826,200	5,109,768	455,585
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/24	4,055	828,905	1,012,615	224,489
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	01/12/29	1,405	956,126	1,093,034	168,379
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/29/24	47,086	3,505,862	3,449,050	168,888
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,874	378,686	394,658	27,932
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	57,124	3,095,716	3,254,354	255,548
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,003	1,591,946	1,770,989	228,936
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/29/24	30,973	4,520,381	4,899,619	887,430
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	33,169	3,702,908	4,376,650	922,469
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,124	1,125,273	1,496,370	406,400
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,894	1,038,811	1,100,812	95,306
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/06/26	4,017	1,531,076	1,679,146	195,625
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/11/28	161,145	1,661,509	1,924,071	340,840
					478,163	33,908,499	37,401,083	5,279,277
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	31,056	2,869,333	3,019,885	240,384
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/24	17,668	$ 2,244,230	$ 3,643,672	$ 1,520,391
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,190	3,956,095	6,878,878	3,153,687
KLA Corp.	USFF +0.250%	Weekly	MS	07/29/24	3,097	1,392,860	2,163,471	843,909
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/24	1,912	1,543,307	1,857,642	379,586
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/10/28	14,916	1,115,922	1,338,114	271,992
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/29/24	6,364	358,297	750,252	410,095
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	13,079	5,257,169	11,817,661	6,726,559
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	10,887	2,116,752	2,697,472	680,118
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/12/29	25,155	2,825,389	2,888,549	151,617
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	32,700	4,215,903	5,536,110	1,516,484
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	40,944	4,078,266	4,435,054	539,679
					171,912	29,104,190	44,006,875	16,194,117
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	13,219	4,192,309	4,581,838	530,906
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,651	2,322,432	2,851,495	565,070
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	598	132,378	207,602	79,477
Autodesk, Inc.	USFF +0.250%	Weekly	MS	07/11/28	84	16,650	21,875	5,867
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,373	323,192	427,387	114,421
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	3,541	218,099	259,520	61,231
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/06/26	388	173,883	107,150	(61,176)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	575	391,406	718,526	344,122
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	199,758	3,894,817	4,474,579	754,687
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	14,699	2,308,531	2,806,921	627,760
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/29/24	51,168	13,236,016	21,527,401	9,047,054
Oracle Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,919	179,363	241,046	72,536
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,979	959,860	1,109,902	183,376
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,956	3,546,169	4,504,448	1,074,983
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	521	393,321	397,210	15,886
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/29/24	774	370,373	442,341	83,669
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,595	1,890,819	1,818,348	(13,232)
					320,798	34,549,618	46,497,589	13,486,637
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	34,063	2,916,997	3,929,167	1,129,440
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Apple, Inc.	USFF +0.250%	Weekly	MS	07/29/24	123,682	$ 12,242,181	$ 21,208,989	$ 9,720,705
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	4,545	872,818	1,162,520	329,584
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	111,365	4,960,425	5,558,227	1,071,575
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17,846	2,897,535	3,383,423	576,601
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	38,071	542,484	674,999	171,341
HP, Inc.	USFF +0.250%	Weekly	MS	07/29/24	82,714	2,172,124	2,499,617	616,810
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23,068	2,964,549	3,089,959	218,219
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/12/29	17,213	2,589,592	2,691,769	184,364
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,181	1,341,836	1,484,171	196,884
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	30,081	2,369,389	3,157,603	893,533
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	7,965	447,278	741,143	330,273
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,103	1,071,077	1,114,063	74,527
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/29/24	735	287,831	315,550	36,839
					496,632	37,676,116	51,011,200	15,550,695
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	51,438	813,281	905,309	170,714
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,274	1,303,621	1,513,702	261,389
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	38,178	1,436,223	1,601,949	219,781
					98,890	3,553,125	4,020,960	651,884
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	171,244	2,325,877	2,628,595	384,034
CSX Corp.	USFF +0.250%	Weekly	MS	07/29/24	56,911	1,882,628	2,109,691	319,948
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	116,032	4,352,861	5,554,452	1,365,302
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/29/24	119	12,511	14,467	3,703
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	8,650	2,079,419	2,506,251	513,937
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,224	815,302	1,076,571	301,618
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,592	1,018,980	1,226,382	243,923
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,463	345,945	420,596	85,588
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	3,798	557,497	564,497	28,495
					372,033	13,391,020	16,101,502	3,246,548
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	7,629	$ 800,022	$ 1,410,221	$ 645,978
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/12/29	67,202	6,161,319	6,499,105	577,579
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/29/24	109,222	4,585,653	7,393,237	3,090,946
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,512	132,924	159,421	30,951
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,810	639,174	721,892	118,390
					204,375	12,319,092	16,183,876	4,463,844

Total Reference Entity — Long						544,440,009	679,992,032	162,478,949
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	01/07/27	(26,194)	$ (2,854,242)	$ (2,086,352)	$ 694,529
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(345,532)	(4,066,813)	(4,588,665)	(771,227)
					(371,726)	(6,921,055)	(6,675,017)	(76,698)
Banks
Fifth Third Bancorp	USFF -0.250%	Weekly	MS	01/07/27	(10,935)	(412,596)	(406,891)	(27,870)
Huntington Bancshares, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,205)	(200,079)	(170,260)	15,084
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(6,548)	(160,409)	(103,524)	42,870
M&T Bank Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,266)	(603,637)	(475,007)	88,062
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,532)	(113,248)	(95,353)	12,925
					(37,486)	(1,489,969)	(1,251,035)	131,071
Capital Goods
3M Co.	USFF -0.250%	Weekly	MS	01/12/29	(15,819)	(1,594,993)	(1,677,921)	120,585
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(26,460)	(3,275,385)	(3,564,427)	(398,050)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,973)	(4,293,622)	(6,249,152)	(2,097,716)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(32,405)	(6,607,922)	(6,253,841)	178,403
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/12/29	(46,275)	(2,589,994)	(2,689,966)	(166,530)
Dover Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10,611)	(1,678,657)	(1,880,163)	(252,813)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/12/29	(49,232)	(3,418,888)	(3,797,756)	(477,782)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,548)	(705,827)	(195,265)	551,029
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,441)	(527,429)	(598,087)	(116,232)
IDEX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(19,890)	(4,401,946)	(4,853,558)	(581,010)
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(15,155)	(3,282,845)	(3,229,530)	(72,671)
Nordson Corp.	USFF -0.250%	Weekly	MS	01/10/28	(12,655)	(3,179,091)	(3,474,304)	(392,431)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,643)	(3,970,228)	(4,265,945)	(411,063)
RTX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,515)	(564,429)	(537,878)	(8,675)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(20,350)	$ (2,606,768)	$ (2,964,588)	$ (431,237)
Xylem, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(35,860)	(4,181,967)	(4,634,546)	(583,866)
					(327,832)	(46,879,991)	(50,866,927)	(5,140,059)
Commercial & Professional Services
Cintas Corp.	USFF -0.250%	Weekly	MS	07/11/28	(782)	(448,042)	(537,257)	(221,745)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(67,430)	(5,038,435)	(4,464,540)	444,221
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,599)	(3,807,565)	(4,440,564)	(765,810)
Paychex, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,458)	(1,268,088)	(1,284,242)	(53,441)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(11,774)	(3,274,365)	(2,343,144)	836,819
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(74,998)	(3,170,836)	(3,470,157)	(439,060)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(24,039)	(5,789,591)	(5,666,713)	(38,140)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,551)	(3,292,049)	(4,167,296)	(997,573)
					(225,631)	(26,088,971)	(26,373,913)	(1,234,729)
Consumer Discretionary Distribution & Retail
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,576)	(2,265,522)	(932,943)	1,274,375
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,031)	(2,089,308)	(2,292,755)	(258,508)
Ross Stores, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,119)	(732,051)	(751,264)	(60,896)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(9,851)	(2,444,333)	(2,578,204)	(202,491)
					(30,577)	(7,531,214)	(6,555,166)	752,480
Consumer Durables & Apparel
Hasbro, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,018)	(140,637)	(114,057)	20,115
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,880)	(1,830,132)	(1,515,722)	272,032
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(24,265)	(2,422,976)	(2,280,425)	94,624
NVR, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(369)	(2,616,991)	(2,988,885)	(439,148)
VF Corp.	USFF -0.250%	Weekly	MS	07/06/26	(90,217)	(1,668,654)	(1,383,929)	222,081
					(120,749)	(8,679,390)	(8,283,018)	169,704
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(18,185)	(2,637,596)	(2,999,798)	(480,734)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/05/26	(122,955)	(2,259,253)	(2,009,085)	192,125
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,286)	(3,105,700)	(3,738,106)	(745,123)
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,956)	(1,643,167)	(1,664,145)	(76,527)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,603)	(2,510,399)	(2,784,019)	(410,087)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,388)	(1,691,668)	(1,789,244)	(164,910)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/11/28	(40,793)	(1,945,587)	(2,108,998)	(219,806)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/29/24	(217,833)	$ (4,231,880)	$ (4,559,245)	$ (498,586)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/12/29	(29,328)	(3,551,707)	(4,076,885)	(697,551)
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	07/29/24	(22,528)	(2,463,546)	(2,303,037)	50,842
					(476,855)	(26,040,503)	(28,032,562)	(3,050,357)
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,448)	(1,916,501)	(1,474,455)	377,951
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(20,381)	(3,015,063)	(2,713,730)	221,978
					(29,829)	(4,931,564)	(4,188,185)	599,929
Energy
Chevron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(19,365)	(2,913,463)	(3,054,635)	(236,596)
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(45,143)	(1,226,961)	(1,258,587)	(91,887)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(19,763)	(3,352,694)	(3,916,434)	(880,441)
EQT Corp.	USFF -0.250%	Weekly	MS	01/12/29	(149,371)	(5,297,571)	(5,537,183)	(374,380)
Hess Corp.	USFF -0.250%	Weekly	MS	07/08/27	(65,382)	(9,665,359)	(9,979,908)	(656,282)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(34,799)	(2,347,809)	(2,789,836)	(521,939)
Phillips 66	USFF -0.250%	Weekly	MS	07/11/28	(3,558)	(510,222)	(581,164)	(93,730)
Schlumberger NV (Curacao)	USFF -0.250%	Weekly	MS	07/11/28	(38,871)	(2,242,456)	(2,130,520)	24,249
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(17,888)	(1,528,981)	(2,003,277)	(546,498)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(65,337)	(2,259,097)	(2,546,183)	(414,973)
					(459,477)	(31,344,613)	(33,797,727)	(3,792,477)
Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,612)	(1,424,036)	(1,411,480)	(86,570)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,231)	(1,241,307)	(1,188,577)	7,054
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(5,983)	(4,882,857)	(4,937,949)	(278,251)
Equity Residential	USFF -0.250%	Weekly	MS	01/07/27	(29,283)	(1,997,558)	(1,848,050)	12,114
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,118)	(2,503,601)	(2,721,798)	(319,639)
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/06/26	(34,318)	(3,488,390)	(3,504,554)	(145,416)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(36,402)	(734,854)	(752,793)	(62,225)
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,793)	(640,535)	(669,219)	(52,514)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(39,723)	(2,513,025)	(3,186,182)	(763,289)
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	07/06/26	(153,784)	(3,338,610)	(3,015,704)	206,500
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(954)	(146,717)	(125,527)	15,823
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Public Storage	USFF -0.250%	Weekly	MS	01/10/28	(8,950)	$ (2,606,657)	$ (2,596,037)	$ (141,138)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(34,589)	(2,332,028)	(2,094,710)	47,991
SBA Communications Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,435)	(2,251,631)	(2,261,265)	(79,097)
UDR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(53,810)	(2,068,771)	(2,013,032)	(12,664)
Ventas, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(91,838)	(4,308,391)	(3,998,627)	138,072
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(24,539)	(819,801)	(881,195)	(99,616)
					(587,362)	(37,298,769)	(37,206,699)	(1,612,865)
Financial Services
Bank of New York Mellon Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(6,867)	(369,964)	(395,677)	(49,049)
Discover Financial Services	USFF -0.250%	Weekly	MS	01/10/28	(945)	(113,461)	(123,880)	(15,745)
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,082)	(2,789,472)	(2,763,600)	(57,213)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(98,670)	(6,813,297)	(7,319,341)	(869,291)
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(32,302)	(4,782,019)	(4,317,485)	296,578
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(40,428)	(6,479,625)	(7,023,556)	(760,026)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(3,306)	(851,947)	(724,841)	102,532
Moody's Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,432)	(1,702,599)	(1,741,909)	(85,351)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,952)	(4,079,178)	(3,896,248)	30,865
State Street Corp.	USFF -0.250%	Weekly	MS	07/06/26	(13,127)	(1,204,700)	(1,014,980)	113,388
Synchrony Financial	USFF -0.250%	Weekly	MS	07/06/26	(27,218)	(1,144,507)	(1,173,640)	(96,896)
					(240,329)	(30,330,769)	(30,495,157)	(1,390,208)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/29/24	(67,869)	(4,270,754)	(3,503,398)	616,484
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(18,156)	(1,862,884)	(1,861,353)	(62,684)
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(67,001)	(8,161,703)	(8,433,416)	(480,247)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(80,402)	(8,217,329)	(8,565,225)	(645,323)
McCormick & Co., Inc.	USFF -0.250%	Weekly	MS	07/29/24	(17,878)	(1,736,451)	(1,373,209)	294,865
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	07/06/26	(76,313)	(4,265,297)	(4,523,835)	(368,226)
PepsiCo, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,339)	(1,065,652)	(1,109,388)	(78,169)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(121,223)	(6,270,263)	(7,119,427)	(1,157,002)
					(455,181)	(35,850,333)	(36,489,251)	(1,880,302)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(796)	$ (537,389)	$ (261,024)	$ 262,651
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/11/28	(41,985)	(2,686,909)	(2,875,553)	(352,884)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(33,401)	(3,092,916)	(3,388,865)	(378,902)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(36,088)	(4,485,715)	(5,005,406)	(656,750)
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(38,292)	(3,701,917)	(3,659,184)	(52,451)
Elevance Health, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,296)	(2,642,929)	(2,746,188)	(234,537)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(131,639)	(10,202,610)	(9,941,377)	(1,772)
Humana, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,065)	(1,571,744)	(1,062,697)	462,865
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,806)	(2,720,630)	(2,594,904)	55,573
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(27,467)	(6,807,068)	(4,707,844)	1,923,878
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,972)	(2,311,470)	(2,383,365)	(138,302)
Laboratory Corp. of America Holdings	USFF -0.250%	Weekly	MS	01/12/29	(17,460)	(3,767,343)	(3,814,312)	(150,877)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(23,876)	(3,329,451)	(3,178,134)	45,074
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(560)	(152,966)	(110,897)	35,557
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(20,638)	(4,550,002)	(4,639,835)	(243,492)
Stryker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,567)	(2,468,719)	(2,708,002)	(361,264)
Universal Health Services, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(17,776)	(2,640,775)	(3,243,409)	(680,533)
					(416,684)	(57,670,553)	(56,320,996)	(466,166)
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(52,367)	(5,166,053)	(5,462,402)	(456,132)
Clorox Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(9,741)	(1,587,384)	(1,491,445)	21,948
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(33,951)	(5,372,950)	(5,233,547)	(72,127)
					(96,059)	(12,126,387)	(12,187,394)	(506,311)
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(12,324)	(1,885,682)	(2,132,175)	(348,135)
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(13,713)	(957,700)	(1,071,945)	(159,903)
Aon PLC, Class A (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(1,592)	(531,515)	(531,282)	(14,367)
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(42,377)	(3,692,191)	(3,917,330)	(320,073)
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/11/28	(19,789)	(4,758,527)	(4,948,042)	(328,195)
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(4,294)	(1,669,826)	(1,706,865)	(93,991)
Globe Life, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,610)	(1,394,646)	(1,351,056)	6,776
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Principal Financial Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(44,905)	$ (3,603,849)	$ (3,875,751)	$ (416,948)
Progressive Corp. (The)	USFF -0.250%	Weekly	MS	01/12/29	(4,852)	(971,378)	(1,003,491)	(73,690)
W R Berkley Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,788)	(1,171,369)	(1,219,411)	(84,113)
					(169,244)	(20,636,683)	(21,757,348)	(1,832,639)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,213)	(5,411,854)	(4,654,734)	539,805
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,750)	(2,193,077)	(1,416,205)	551,639
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	01/12/29	(494,403)	(4,534,288)	(4,701,773)	(321,152)
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/07/27	(11,804)	(2,320,119)	(2,635,243)	(426,281)
Ball Corp.	USFF -0.250%	Weekly	MS	11/03/25	(14,548)	(969,937)	(979,953)	(48,530)
Corteva, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,181)	(410,263)	(356,458)	84,691
Dow, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(29,312)	(1,595,069)	(1,698,044)	(166,823)
DuPont de Nemours, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(62,154)	(4,161,848)	(4,765,347)	(729,320)
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(48,461)	(5,215,590)	(3,086,966)	1,940,507
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,986)	(739,838)	(892,722)	(191,017)
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(22,056)	(1,899,874)	(1,896,595)	(54,589)
Newmont Corp.	USFF -0.250%	Weekly	MS	01/10/28	(47,101)	(1,913,163)	(1,688,100)	114,493
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,085)	(530,145)	(569,038)	(63,523)
					(787,054)	(31,895,065)	(29,341,178)	1,229,900
Media & Entertainment
Fox Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(87,474)	(2,611,099)	(2,735,312)	(213,155)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(38,844)	(3,758,569)	(4,108,530)	(453,131)
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(35,093)	(2,500,307)	(1,273,174)	1,157,022
Paramount Global, Class B	USFF -0.250%	Weekly	MS	01/07/27	(20,839)	(608,168)	(245,275)	331,097
					(182,250)	(9,478,143)	(8,362,291)	821,833
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,867)	(1,357,824)	(1,435,747)	(119,458)
Amgen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,062)	(2,332,896)	(2,292,188)	(34,944)
Biogen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(27,582)	(6,122,268)	(5,947,507)	17,265
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(541)	(415,981)	(187,116)	218,277
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(60,087)	(5,209,188)	(4,229,524)	825,207
Catalent, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(128,786)	(10,014,171)	(7,269,970)	2,486,509
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,303)	(2,677,069)	(3,062,548)	(471,490)
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(72,777)	(7,723,123)	(7,755,117)	(236,345)
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(260,470)	(7,056,597)	(7,228,042)	(354,610)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,132)	$ (1,098,952)	$ (1,089,539)	$ (25,865)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(35,015)	(3,791,139)	(3,676,575)	15,660
Waters Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,684)	(1,744,024)	(1,956,603)	(257,358)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,509)	(3,784,117)	(4,158,516)	(472,076)
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(21,935)	(4,295,484)	(3,711,621)	442,730
					(653,750)	(57,622,833)	(54,000,613)	2,033,502
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(50,857)	(4,374,619)	(4,912,786)	(650,670)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,668)	(675,663)	(662,037)	(9,364)
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(32,417)	(5,966,086)	(6,411,758)	(666,968)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(35,840)	(6,042,997)	(4,335,923)	1,507,786
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(32,249)	(5,630,353)	(5,443,631)	(10,212)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(101,366)	(4,210,113)	(4,477,336)	(492,285)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,892)	(2,414,080)	(2,636,519)	(299,149)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(55,975)	(4,350,590)	(4,116,961)	120,657
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(33,498)	(3,612,534)	(3,779,579)	(280,159)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(30,439)	(5,253,362)	(5,302,778)	(257,469)
					(329,344)	(38,155,778)	(37,166,522)	(387,163)
Software & Services
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(27,994)	(3,002,262)	(3,044,627)	(119,537)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(68,038)	(4,290,817)	(4,647,676)	(467,204)
Gartner, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,261)	(3,052,415)	(3,461,101)	(487,149)
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,702)	(1,726,667)	(1,756,300)	(95,930)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,431)	(3,594,994)	(3,816,150)	(313,587)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(13,390)	(2,036,281)	(2,529,907)	(579,438)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(11,966)	(5,037,801)	(5,085,670)	(177,445)
					(144,782)	(22,741,237)	(24,341,431)	(2,240,290)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,956)	(2,615,403)	(3,177,021)	(628,830)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(114,365)	(3,867,435)	(3,769,470)	(81,004)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(181,354)	(6,708,147)	(6,720,979)	(225,278)
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(14,252)	(1,985,739)	(2,069,960)	(141,478)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(39,591)	$ (2,552,978)	$ (2,548,077)	$ (60,704)
Western Digital Corp.	USFF -0.250%	Weekly	MS	07/08/27	(131,738)	(6,266,840)	(8,989,801)	(3,095,758)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(13,474)	(3,243,073)	(4,061,603)	(929,319)
					(505,730)	(27,239,615)	(31,336,911)	(5,162,371)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,867)	(898,842)	(751,273)	110,810
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(21,195)	(4,222,195)	(4,223,104)	(155,753)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(247,693)	(8,777,873)	(7,230,159)	1,185,637
Union Pacific Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,033)	(1,500,819)	(1,483,696)	(29,331)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(112,611)	(5,276,733)	(5,391,815)	(287,824)
					(397,399)	(20,676,462)	(19,080,047)	823,539
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(95,385)	(1,977,451)	(1,710,253)	174,419
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(115,472)	(6,096,802)	(5,819,789)	(23,239)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/07/27	(37,671)	(3,136,787)	(2,786,147)	187,436
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(30,880)	(2,962,137)	(2,658,768)	78,691
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(13,928)	(2,075,106)	(1,702,141)	270,633
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(20,929)	(2,403,529)	(2,487,830)	(218,233)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(99,493)	(2,896,520)	(2,834,556)	(67,012)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(51,252)	(3,280,188)	(3,092,546)	86,462
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,111)	(1,295,308)	(1,281,420)	(31,605)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(48,948)	(2,372,285)	(2,407,752)	(146,616)
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(30,287)	(3,283,152)	(3,396,384)	(262,513)
Edison International	USFF -0.250%	Weekly	MS	07/29/24	(59,985)	(4,150,187)	(4,242,739)	(365,108)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(19,723)	(2,015,740)	(2,084,327)	(143,948)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(77,848)	(4,588,392)	(4,155,526)	127,089
Eversource Energy	USFF -0.250%	Weekly	MS	07/29/24	(69,688)	(4,568,539)	(4,165,252)	112,729
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(88,208)	(3,457,227)	(3,313,975)	(32,572)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(94,317)	(3,685,160)	(3,642,523)	(69,407)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(31,693)	(1,888,797)	(2,025,500)	(217,165)
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(124,019)	(3,560,851)	(3,430,366)	(85,584)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/29/24	(76,404)	(5,639,213)	(5,709,671)	(344,233)
PPL Corp.	USFF -0.250%	Weekly	MS	01/10/28	(83,260)	(2,208,156)	(2,292,148)	(161,741)
Sempra	USFF -0.250%	Weekly	MS	01/07/27	(29,626)	(2,245,582)	(2,128,036)	(2,235)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(61,978)	(4,382,702)	(4,446,302)	(277,042)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(33,110)	$ (2,982,663)	$ (2,718,993)	$ 104,747
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(93,174)	(5,613,956)	(5,008,102)	366,592
					(1,501,389)	(82,766,430)	(79,541,046)	(939,455)

Total Reference Entity — Short						(648,770,946)	(648,563,220)	(23,800,802)
Net Value of Reference Entity						$(104,330,937)	$ 31,428,812	$138,678,147

*	Includes $2,918,398 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 0.3%
Aptiv PLC (Jersey)*	1,655	$ 131,821
BorgWarner, Inc.	1,364	47,385
General Motors Co.	86	3,900
		183,106
Banks — 1.6%
Citigroup, Inc.	5,709	361,037
Citizens Financial Group, Inc.	2,303	83,576
Comerica, Inc.	668	36,733
Fifth Third Bancorp	3,445	128,189
Huntington Bancshares, Inc.	7,325	102,184
KeyCorp.	4,735	74,860
PNC Financial Services Group, Inc. (The)	669	108,110
		894,689
Capital Goods — 16.8%
3M Co.	3,278	347,697
A. O. Smith Corp.	871	77,920
Allegion PLC (Ireland)	519	69,915
AMETEK, Inc.	467	85,414
Builders FirstSource, Inc.*	723	150,782
Carrier Global Corp.	4,978	289,371
Caterpillar, Inc.	2,962	1,085,366
Cummins, Inc.	842	248,095
Dover Corp.	830	147,068
Fastenal Co.	701	54,075
Fortive Corp.	691	59,440
Generac Holdings, Inc.*	356	44,906
General Dynamics Corp.	1,063	300,287
General Electric Co.	1,889	331,576
Honeywell International, Inc.	3,868	793,907
Howmet Aerospace, Inc.	1,468	100,455
Huntington Ingalls Industries, Inc.	235	68,495
IDEX Corp.	433	105,661
Illinois Tool Works, Inc.	1,775	476,286
Ingersoll Rand, Inc.	2,393	227,215
Johnson Controls International PLC (Ireland)	4,043	264,089
Lockheed Martin Corp.	1,425	648,190
Masco Corp.	1,309	103,254
Nordson Corp.	339	93,069
Otis Worldwide Corp.	2,405	238,744
PACCAR, Inc.	3,104	384,555
Parker-Hannifin Corp.	761	422,956
Pentair PLC (Ireland)	980	83,731
Quanta Services, Inc.	238	61,832
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
RTX Corp.	3,282	$ 320,093
Snap-on, Inc.	313	92,717
Stanley Black & Decker, Inc.	911	89,214
Textron, Inc.	1,145	109,840
Trane Technologies PLC (Ireland)	1,347	404,369
TransDigm Group, Inc.	25	30,790
United Rentals, Inc.	399	287,723
Westinghouse Air Brake Technologies Corp.	1,054	153,547
WW Grainger, Inc.	292	297,052
		9,149,696
Commercial & Professional Services — 1.3%
Automatic Data Processing, Inc.	1,206	301,186
Jacobs Solutions, Inc.	746	114,683
Leidos Holdings, Inc.	806	105,659
Republic Services, Inc.	33	6,317
Robert Half, Inc.	618	48,995
Veralto Corp.	1,461	129,532
		706,372
Consumer Discretionary Distribution & Retail — 5.2%
Bath & Body Works, Inc.	1,346	67,327
Best Buy Co., Inc.	1,281	105,080
eBay, Inc.	3,067	161,876
Genuine Parts Co.	828	128,282
Home Depot, Inc. (The)	2,448	939,053
LKQ Corp.	1,536	82,038
Lowe's Cos., Inc.	883	224,926
Pool Corp.	227	91,594
Ross Stores, Inc.	1,985	291,319
TJX Cos., Inc. (The)	5,773	585,498
Ulta Beauty, Inc.*	286	149,544
		2,826,537
Consumer Durables & Apparel — 2.5%
Deckers Outdoor Corp.*	151	142,130
Garmin Ltd. (Switzerland)	1,138	169,414
Hasbro, Inc.	823	46,516
Lululemon Athletica, Inc.*	747	291,816
Mohawk Industries, Inc.*	378	49,476
NIKE, Inc., Class B	3,266	306,939
NVR, Inc.*	5	40,500
PulteGroup, Inc.	1,261	152,102
Ralph Lauren Corp.	380	71,349
Tapestry, Inc.	1,362	64,668
VF Corp.	2,307	35,389
		1,370,299

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 3.2%
Booking Holdings, Inc.	143	$ 518,787
Caesars Entertainment, Inc.*	1,280	55,987
Darden Restaurants, Inc.	209	34,934
Expedia Group, Inc.*	813	111,991
Marriott International, Inc., Class A	1,245	314,126
McDonald's Corp.	1,330	374,993
MGM Resorts International*	1,937	91,446
Starbucks Corp.	79	7,220
Yum! Brands, Inc.	1,667	231,130
		1,740,614
Consumer Staples Distribution & Retail — 1.4%
Kroger Co. (The)	4,273	244,117
Sysco Corp.	919	74,604
Target Corp.	2,040	361,508
Walgreens Boots Alliance, Inc.	4,985	108,125
		788,354
Energy — 7.9%
APA Corp.	1,801	61,918
Baker Hughes Co.	5,921	198,354
ConocoPhillips	2,564	326,346
Coterra Energy, Inc.	4,455	124,205
Devon Energy Corp.	3,773	189,329
EOG Resources, Inc.	2,995	382,881
Exxon Mobil Corp.	4,680	544,003
Halliburton Co.	5,274	207,901
Marathon Oil Corp.	3,424	97,036
Marathon Petroleum Corp.	2,145	432,218
Occidental Petroleum Corp.	4,892	317,931
Phillips 66	2,552	416,844
Pioneer Natural Resources Co.	1,386	363,825
Schlumberger NV (Curacao)	5,817	318,830
Valero Energy Corp.	1,977	337,454
		4,319,075
Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.	716	92,300
Boston Properties, Inc.	931	60,804
Realty Income Corp.	3,861	208,880
Simon Property Group, Inc.	1,927	301,556
		663,540
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B*	521	219,091
BlackRock, Inc.	172	143,396
Cboe Global Markets, Inc.	627	115,199
Corpay, Inc.*	426	131,438
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Fiserv, Inc.*	3,525	$ 563,365
Franklin Resources, Inc.	2,503	70,359
Intercontinental Exchange, Inc.	848	116,541
PayPal Holdings, Inc.*	6,360	426,056
T Rowe Price Group, Inc.	1,131	137,892
Visa, Inc., Class A	532	148,471
		2,071,808
Food, Beverage & Tobacco — 7.4%
Altria Group, Inc.	10,464	456,440
Archer-Daniels-Midland Co.	3,175	199,422
Bunge Global SA (Switzerland)	862	88,372
Campbell Soup Co.	1,769	78,632
Coca-Cola Co. (The)	7,804	477,449
Conagra Brands, Inc.	2,837	84,089
General Mills, Inc.	3,376	236,219
Hershey Co. (The)	1,199	233,205
Hormel Foods Corp.	3,249	113,358
Kellanova	2,021	115,783
Keurig Dr Pepper, Inc.	8,251	253,058
Kraft Heinz Co. (The)	7,227	266,676
McCormick & Co., Inc., non-voting shares	1,590	122,128
Molson Coors Beverage Co., Class B	1,266	85,138
Mondelez International, Inc., Class A	6,218	435,260
Philip Morris International, Inc.	8,491	777,945
		4,023,174
Health Care Equipment & Services — 5.6%
Baxter International, Inc.	3,013	128,776
Cardinal Health, Inc.	1,448	162,031
Cencora, Inc.	652	158,429
Centene Corp.*	465	36,493
Cigna Group (The)	1,708	620,329
CVS Health Corp.	4,519	360,435
DaVita, Inc.*	528	72,890
GE HealthCare Technologies, Inc.	784	71,273
HCA Healthcare, Inc.	1,209	403,238
Humana, Inc.	605	209,766
Laboratory Corp. of America Holdings	497	108,575
McKesson Corp.	305	163,739
Medtronic PLC (Ireland)	1,487	129,592
Molina Healthcare, Inc.*	343	140,915
Quest Diagnostics, Inc.	659	87,720

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ResMed, Inc.	609	$ 120,600
Teleflex, Inc.	283	64,006
		3,038,807
Household & Personal Products — 2.4%
Colgate-Palmolive Co.	4,131	371,997
Kenvue, Inc.	11,363	243,850
Kimberly-Clark Corp.	2,000	258,700
Procter & Gamble Co. (The)	2,609	423,310
		1,297,857
Insurance — 5.3%
Aflac, Inc.	2,010	172,579
American International Group, Inc.	3,464	270,781
Aon PLC, Class A (Ireland)	1,089	363,421
Arthur J Gallagher & Co.	85	21,253
Assurant, Inc.	14	2,635
Brown & Brown, Inc.	1,673	146,455
Chubb Ltd. (Switzerland)	287	74,370
Globe Life, Inc.	556	64,702
Hartford Financial Services Group, Inc. (The)	1,770	182,399
Loews Corp.	1,318	103,186
Marsh & McLennan Cos., Inc.	2,452	505,063
MetLife, Inc.	4,028	298,515
Prudential Financial, Inc.	2,061	241,961
Travelers Cos., Inc. (The)	665	153,043
W R Berkley Corp.	1,279	113,115
Willis Towers Watson PLC (Ireland)	609	167,475
		2,880,953
Materials — 5.8%
Amcor PLC (Jersey)	7,995	76,032
Avery Dennison Corp.	471	105,151
Celanese Corp.	646	111,022
Corteva, Inc.	4,160	239,907
Dow, Inc.	4,166	241,336
DuPont de Nemours, Inc.	2,308	176,954
Eastman Chemical Co.	695	69,653
FMC Corp.	740	47,138
International Flavors & Fragrances, Inc.	1,514	130,189
International Paper Co.	2,054	80,147
LyondellBasell Industries NV, Class A (Netherlands)	1,925	196,889
Martin Marietta Materials, Inc.	107	65,692
Mosaic Co. (The)	1,923	62,421
Nucor Corp.	1,429	282,799
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Packaging Corp. of America	532	$ 100,963
PPG Industries, Inc.	1,395	202,135
Sherwin-Williams Co. (The)	1,498	520,300
Steel Dynamics, Inc.	949	140,670
Vulcan Materials Co.	779	212,605
Westrock Co.	1,524	75,362
		3,137,365
Media & Entertainment — 3.0%
Charter Communications, Inc., Class A*	861	250,233
Comcast Corp., Class A	17,278	749,001
Electronic Arts, Inc.	905	120,066
Interpublic Group of Cos., Inc. (The)	2,248	73,352
Match Group, Inc.*	1,595	57,867
News Corp., Class A	3,390	88,750
Omnicom Group, Inc.	1,175	113,693
Paramount Global, Class B	3,874	45,597
Walt Disney Co. (The)	888	108,656
		1,607,215
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
AbbVie, Inc.	1,298	236,366
Amgen, Inc.	462	131,356
Bristol-Myers Squibb Co.	10,087	547,018
Gilead Sciences, Inc.	6,381	467,408
Incyte Corp.*	1,330	75,770
Johnson & Johnson	3,174	502,095
Merck & Co., Inc.	2,914	384,502
Viatris, Inc.	7,124	85,061
		2,429,576
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*	1,724	167,642
Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.	1,351	278,617
Broadcom, Inc.	464	614,990
Enphase Energy, Inc.*	784	94,848
KLA Corp.	463	323,438
Microchip Technology, Inc.	975	87,467
NXP Semiconductors NV (Netherlands)	2	496
Qorvo, Inc.*	573	65,798
QUALCOMM, Inc.	4,794	811,624
Skyworks Solutions, Inc.	948	102,687
		2,379,965

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 2.6%
Accenture PLC, Class A (Ireland)	1,152	$ 399,295
Gen Digital, Inc.	3,791	84,918
International Business Machines Corp.	2,894	552,638
Salesforce, Inc.	899	270,761
VeriSign, Inc.*	600	113,706
		1,421,318
Technology Hardware & Equipment — 5.0%
Amphenol Corp., Class A	1,544	178,100
Apple, Inc.	738	126,552
CDW Corp.	795	203,345
Cisco Systems, Inc.	17,416	869,233
F5, Inc.*	349	66,167
Hewlett Packard Enterprise Co.	7,713	136,752
HP, Inc.	5,818	175,820
Jabil, Inc.	764	102,338
Juniper Networks, Inc.	1,368	50,698
Keysight Technologies, Inc.*	1,035	161,853
Motorola Solutions, Inc.	786	279,014
NetApp, Inc.	1,225	128,588
Seagate Technology Holdings PLC (Ireland)	1	93
TE Connectivity Ltd. (Switzerland)	1,835	266,516
		2,745,069
Telecommunication Services — 3.9%
AT&T, Inc.	42,425	746,680
T-Mobile US, Inc.	3,173	517,897
Verizon Communications, Inc.	20,204	847,760
		2,112,337
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.9%
American Airlines Group, Inc.*	3,884	$ 59,619
CH Robinson Worldwide, Inc.	692	52,689
CSX Corp.	9,464	350,830
Delta Air Lines, Inc.	3,817	182,720
Expeditors International of Washington, Inc.	818	99,444
FedEx Corp.	1,212	351,165
Union Pacific Corp.	649	159,609
United Parcel Service, Inc., Class B	2,238	332,634
		1,588,710
Utilities — 1.0%
Duke Energy Corp.	4,575	442,448
NRG Energy, Inc.	1,235	83,597
		526,045
TOTAL COMMON STOCKS (Cost $47,095,288)		54,070,123
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		369,252
NET ASSETS - 100.0%		$ 54,439,375

*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 0.9%
Aptiv PLC (Jersey)*	17	$ 1,354
BorgWarner, Inc.	449	15,598
Ford Motor Co.	256	3,400
General Motors Co.	510	23,129
Tesla, Inc.*	750	131,842
		175,323
Banks — 2.2%
Bank of America Corp.	1,905	72,238
Citigroup, Inc.	127	8,031
Citizens Financial Group, Inc.	199	7,222
Comerica, Inc.	57	3,134
Fifth Third Bancorp	290	10,791
Huntington Bancshares, Inc.	69	963
JPMorgan Chase & Co.	1,217	243,765
KeyCorp.	398	6,292
M&T Bank Corp.	39	5,672
PNC Financial Services Group, Inc. (The)	66	10,666
Regions Financial Corp.	45	947
Truist Financial Corp.	567	22,102
US Bancorp	662	29,591
Wells Fargo & Co.	217	12,577
		433,991
Capital Goods — 10.0%
3M Co.	38	4,031
A. O. Smith Corp.	278	24,870
Allegion PLC (Ireland)	5	674
AMETEK, Inc.	13	2,378
Axon Enterprise, Inc.*	3	939
Boeing Co. (The)*	39	7,527
Builders FirstSource, Inc.*	235	49,009
Carrier Global Corp.	56	3,255
Caterpillar, Inc.	905	331,619
Cummins, Inc.	268	78,966
Deere & Co.	18	7,393
Dover Corp.	8	1,418
Eaton Corp. PLC (Ireland)	24	7,504
Emerson Electric Co.	38	4,310
Fastenal Co.	28	2,160
Fortive Corp.	22	1,892
Generac Holdings, Inc.*	3	378
General Dynamics Corp.	19	5,367
General Electric Co.	1,332	233,806
Honeywell International, Inc.	1,189	244,042
Howmet Aerospace, Inc.	28	1,916
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hubbell, Inc.	3	$ 1,245
Huntington Ingalls Industries, Inc.	2	583
IDEX Corp.	4	976
Illinois Tool Works, Inc.	189	50,714
Ingersoll Rand, Inc.	751	71,307
Johnson Controls International PLC (Ireland)	956	62,446
L3Harris Technologies, Inc.	13	2,770
Lockheed Martin Corp.	402	182,858
Masco Corp.	429	33,840
Nordson Corp.	3	824
Northrop Grumman Corp.	66	31,592
Otis Worldwide Corp.	725	71,971
PACCAR, Inc.	523	64,794
Parker-Hannifin Corp.	244	135,613
Pentair PLC (Ireland)	11	940
Quanta Services, Inc.	8	2,078
Rockwell Automation, Inc.	8	2,331
RTX Corp.	83	8,095
Snap-on, Inc.	101	29,918
Stanley Black & Decker, Inc.	282	27,616
Textron, Inc.	375	35,974
Trane Technologies PLC (Ireland)	267	80,153
TransDigm Group, Inc.	3	3,695
United Rentals, Inc.	99	71,390
Westinghouse Air Brake Technologies Corp.	11	1,602
WW Grainger, Inc.	3	3,052
Xylem, Inc.	12	1,551
		1,993,382
Commercial & Professional Services — 0.5%
Automatic Data Processing, Inc.	28	6,993
Broadridge Financial Solutions, Inc.	8	1,639
Cintas Corp.	5	3,435
Copart, Inc.*	46	2,664
Dayforce, Inc.*	8	530
Equifax, Inc.	6	1,605
Jacobs Solutions, Inc.	241	37,049
Leidos Holdings, Inc.	263	34,476
Paychex, Inc.	25	3,070
Paycom Software, Inc.	3	597
Republic Services, Inc.	22	4,212
Robert Half, Inc.	6	476
Rollins, Inc.	24	1,110
Veralto Corp.	17	1,507

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	8	$ 1,886
Waste Management, Inc.	20	4,263
		105,512
Consumer Discretionary Distribution & Retail — 8.7%
Amazon.com, Inc.*	5,320	959,622
AutoZone, Inc.*	1	3,152
Bath & Body Works, Inc.	410	20,508
Best Buy Co., Inc.	389	31,910
CarMax, Inc.*	11	958
eBay, Inc.	936	49,402
Etsy, Inc.*	7	481
Genuine Parts Co.	259	40,127
Home Depot, Inc. (The)	785	301,126
LKQ Corp.	17	908
Lowe's Cos., Inc.	40	10,189
O'Reilly Automotive, Inc.*	3	3,387
Pool Corp.	3	1,210
Ross Stores, Inc.	372	54,595
TJX Cos., Inc. (The)	2,122	215,213
Tractor Supply Co.	6	1,570
Ulta Beauty, Inc.*	87	45,490
		1,739,848
Consumer Durables & Apparel — 1.5%
Deckers Outdoor Corp.*	47	44,239
DR Horton, Inc.	21	3,455
Garmin Ltd. (Switzerland)	366	54,486
Hasbro, Inc.	260	14,695
Lennar Corp., Class A	119	20,466
Lululemon Athletica, Inc.*	173	67,582
Mohawk Industries, Inc.*	119	15,576
NIKE, Inc., Class B	72	6,767
NVR, Inc.*	1	8,100
PulteGroup, Inc.	15	1,809
Ralph Lauren Corp.	122	22,907
Tapestry, Inc.	437	20,749
VF Corp.	734	11,260
		292,091
Consumer Services — 2.7%
Airbnb, Inc., Class A*	30	4,949
Booking Holdings, Inc.	64	232,184
Caesars Entertainment, Inc.*	13	569
Carnival Corp. (Panama)*	61	997
Chipotle Mexican Grill, Inc.*	1	2,907
Darden Restaurants, Inc.	8	1,337
Domino's Pizza, Inc.	2	994
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Expedia Group, Inc.*	137	$ 18,872
Hilton Worldwide Holdings, Inc.	13	2,773
Las Vegas Sands Corp.	37	1,913
Marriott International, Inc., Class A	548	138,266
McDonald's Corp.	407	114,754
MGM Resorts International*	20	944
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	21	439
Royal Caribbean Cruises Ltd. (Liberia)*	18	2,502
Starbucks Corp.	72	6,580
Wynn Resorts Ltd.	6	613
Yum! Brands, Inc.	49	6,794
		538,387
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	21	15,385
Dollar General Corp.	13	2,029
Dollar Tree, Inc.*	13	1,731
Kroger Co. (The)	1,304	74,498
Sysco Corp.	32	2,598
Target Corp.	28	4,962
Walgreens Boots Alliance, Inc.	54	1,171
Walmart, Inc.	507	30,506
		132,880
Energy — 3.3%
APA Corp.	19	653
Baker Hughes Co.	1,765	59,127
Chevron Corp.	540	85,180
ConocoPhillips	75	9,546
Coterra Energy, Inc.	47	1,310
Devon Energy Corp.	42	2,108
Diamondback Energy, Inc.	11	2,180
EOG Resources, Inc.	37	4,730
EQT Corp.	25	927
Exxon Mobil Corp.	1,343	156,110
Halliburton Co.	61	2,405
Hess Corp.	18	2,748
Kinder Morgan, Inc.	134	2,458
Marathon Oil Corp.	36	1,020
Marathon Petroleum Corp.	655	131,982
Occidental Petroleum Corp.	56	3,639
ONEOK, Inc.	27	2,165
Phillips 66	779	127,242
Pioneer Natural Resources Co.	14	3,675
Schlumberger NV (Curacao)	83	4,549

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Targa Resources Corp.	11	$ 1,232
Valero Energy Corp.	339	57,864
Williams Cos., Inc. (The)	64	2,494
		665,344
Equity Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.	11	1,418
American Tower Corp.	30	5,928
AvalonBay Communities, Inc.	9	1,670
Boston Properties, Inc.	10	653
Camden Property Trust	7	689
Crown Castle, Inc.	28	2,963
Digital Realty Trust, Inc.	15	2,161
Equinix, Inc.	4	3,301
Equity Residential	24	1,515
Essex Property Trust, Inc.	4	979
Extra Space Storage, Inc.	11	1,617
Federal Realty Investment Trust	4	408
Healthpeak Properties, Inc.	35	656
Host Hotels & Resorts, Inc.	34	703
Invitation Homes, Inc.	30	1,068
Iron Mountain, Inc.	14	1,123
Kimco Realty Corp.	36	706
Mid-America Apartment Communities, Inc.	6	789
Prologis, Inc.	59	7,683
Public Storage	10	2,901
Realty Income Corp.	48	2,597
Regency Centers Corp.	10	606
SBA Communications Corp.	7	1,517
Simon Property Group, Inc.	19	2,973
UDR, Inc.	21	786
Ventas, Inc.	20	871
VICI Properties, Inc.	49	1,460
Welltower, Inc.	35	3,270
Weyerhaeuser Co.	47	1,688
		54,699
Financial Services — 6.9%
American Express Co.	115	26,184
Ameriprise Financial, Inc.	6	2,631
Bank of New York Mellon Corp. (The)	54	3,111
Berkshire Hathaway, Inc., Class B*	988	415,474
BlackRock, Inc.	68	56,692
Blackstone, Inc.	34	4,467
Capital One Financial Corp.	23	3,424
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Cboe Global Markets, Inc.	42	$ 7,717
Charles Schwab Corp. (The)	87	6,294
CME Group, Inc.	22	4,736
Corpay, Inc.*	142	43,813
Discover Financial Services	17	2,229
FactSet Research Systems, Inc.	2	909
Fidelity National Information Services, Inc.	38	2,819
Fiserv, Inc.*	1,166	186,350
Franklin Resources, Inc.	890	25,018
Global Payments, Inc.	13	1,738
Goldman Sachs Group, Inc. (The)	20	8,354
Intercontinental Exchange, Inc.	36	4,947
Invesco Ltd. (Bermuda)	29	481
Jack Henry & Associates, Inc.	4	695
MarketAxess Holdings, Inc.	2	439
Mastercard, Inc., Class A	399	192,146
Moody's Corp.	11	4,323
Morgan Stanley	103	9,698
MSCI, Inc.	4	2,242
Nasdaq, Inc.	34	2,145
Northern Trust Corp.	14	1,245
PayPal Holdings, Inc.*	1,581	105,911
Raymond James Financial, Inc.	12	1,541
S&P Global, Inc.	15	6,382
State Street Corp.	16	1,237
Synchrony Financial	28	1,207
T Rowe Price Group, Inc.	107	13,045
Visa, Inc., Class A	858	239,451
		1,389,095
Food, Beverage & Tobacco — 5.5%
Altria Group, Inc.	3,381	147,479
Archer-Daniels-Midland Co.	1,016	63,815
Brown-Forman Corp., Class B	23	1,187
Bunge Global SA (Switzerland)	9	923
Campbell Soup Co.	55	2,445
Coca-Cola Co. (The)	3,715	227,284
Conagra Brands, Inc.	896	26,557
Constellation Brands, Inc., Class A	11	2,989
General Mills, Inc.	632	44,221
Hershey Co. (The)	13	2,528
Hormel Foods Corp.	600	20,934
J M Smucker Co. (The)	6	755
Kellanova	644	36,895
Keurig Dr Pepper, Inc.	380	11,655
Kraft Heinz Co. (The)	2,129	78,560

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Lamb Weston Holdings, Inc.	7	$ 746
McCormick & Co., Inc., non-voting shares	18	1,383
Molson Coors Beverage Co., Class B	413	27,774
Mondelez International, Inc., Class A	1,660	116,200
Monster Beverage Corp.*	50	2,964
PepsiCo, Inc.	87	15,226
Philip Morris International, Inc.	2,966	271,745
Tyson Foods, Inc., Class A	23	1,351
		1,105,616
Health Care Equipment & Services — 3.5%
Abbott Laboratories	742	84,336
Align Technology, Inc.*	4	1,312
Baxter International, Inc.	37	1,581
Becton Dickinson & Co.	13	3,217
Boston Scientific Corp.*	70	4,794
Cardinal Health, Inc.	472	52,817
Cencora, Inc.	352	85,532
Centene Corp.*	43	3,375
Cigna Group (The)	530	192,491
Cooper Cos., Inc. (The)	13	1,319
CVS Health Corp.	91	7,258
DaVita, Inc.*	171	23,606
DENTSPLY SIRONA, Inc.	13	431
Dexcom, Inc.*	18	2,497
Edwards Lifesciences Corp.*	29	2,771
Elevance Health, Inc.	14	7,259
GE HealthCare Technologies, Inc.	29	2,636
HCA Healthcare, Inc.	19	6,337
Henry Schein, Inc.*	9	680
Hologic, Inc.*	14	1,091
Humana, Inc.	222	76,972
IDEXX Laboratories, Inc.*	4	2,160
Insulet Corp.*	4	686
Intuitive Surgical, Inc.*	16	6,385
Laboratory Corp. of America Holdings	5	1,092
McKesson Corp.	106	56,906
Medtronic PLC (Ireland)	84	7,321
Molina Healthcare, Inc.*	12	4,930
Quest Diagnostics, Inc.	7	932
ResMed, Inc.	120	23,764
STERIS PLC (Ireland)	4	899
Stryker Corp.	18	6,442
Teleflex, Inc.	2	452
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.	58	$ 28,693
Universal Health Services, Inc., Class B	4	730
Zimmer Biomet Holdings, Inc.	10	1,320
		705,024
Household & Personal Products — 2.2%
Church & Dwight Co., Inc.	12	1,252
Clorox Co. (The)	8	1,225
Colgate-Palmolive Co.	1,081	97,344
Estee Lauder Cos., Inc. (The), Class A	17	2,620
Kenvue, Inc.	2,589	55,560
Kimberly-Clark Corp.	646	83,560
Procter & Gamble Co. (The)	1,247	202,326
		443,887
Insurance — 2.1%
Aflac, Inc.	29	2,490
Allstate Corp. (The)	13	2,249
American International Group, Inc.	35	2,736
Aon PLC, Class A (Ireland)	280	93,441
Arch Capital Group Ltd. (Bermuda)*	23	2,126
Arthur J Gallagher & Co.	15	3,751
Assurant, Inc.	3	565
Brown & Brown, Inc.	520	45,521
Chubb Ltd. (Switzerland)	20	5,182
Cincinnati Financial Corp.	10	1,242
Everest Group Ltd. (Bermuda)	3	1,192
Globe Life, Inc.	5	582
Hartford Financial Services Group, Inc. (The)	15	1,546
Loews Corp.	14	1,096
Marsh & McLennan Cos., Inc.	941	193,827
MetLife, Inc.	46	3,409
Principal Financial Group, Inc.	12	1,036
Progressive Corp. (The)	28	5,791
Prudential Financial, Inc.	18	2,113
Travelers Cos., Inc. (The)	13	2,992
W R Berkley Corp.	16	1,415
Willis Towers Watson PLC (Ireland)	196	53,900
		428,202
Materials — 1.8%
Air Products and Chemicals, Inc.	10	2,423
Albemarle Corp.	6	790
Amcor PLC (Jersey)	92	875
Avery Dennison Corp.	4	893

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.	15	$ 1,010
Celanese Corp.	201	34,544
CF Industries Holdings, Inc.	317	26,378
Corteva, Inc.	43	2,480
Dow, Inc.	44	2,549
DuPont de Nemours, Inc.	27	2,070
Eastman Chemical Co.	199	19,944
Ecolab, Inc.	15	3,463
FMC Corp.	7	446
Freeport-McMoRan, Inc.	92	4,326
International Flavors & Fragrances, Inc.	16	1,376
International Paper Co.	560	21,851
Linde PLC (Ireland)	30	13,930
LyondellBasell Industries NV, Class A (Netherlands)	20	2,046
Martin Marietta Materials, Inc.	3	1,842
Mosaic Co. (The)	20	649
Newmont Corp.	53	1,899
Nucor Corp.	435	86,086
Packaging Corp. of America	170	32,263
PPG Industries, Inc.	425	61,582
Sherwin-Williams Co. (The)	17	5,905
Steel Dynamics, Inc.	11	1,631
Vulcan Materials Co.	7	1,910
Westrock Co.	471	23,291
		358,452
Media & Entertainment — 9.8%
Alphabet, Inc., Class A*	5,852	883,242
Charter Communications, Inc., Class A*	62	18,019
Comcast Corp., Class A	3,555	154,109
Electronic Arts, Inc.	127	16,849
Fox Corp., Class A	31	970
Interpublic Group of Cos., Inc. (The)	729	23,787
Live Nation Entertainment, Inc.*	11	1,164
Match Group, Inc.*	513	18,612
Meta Platforms, Inc., Class A	1,312	637,081
Netflix, Inc.*	184	111,749
News Corp., Class A	940	24,609
Omnicom Group, Inc.	379	36,672
Paramount Global, Class B	41	483
Take-Two Interactive Software, Inc.*	74	10,988
Walt Disney Co. (The)	87	10,645
Warner Bros Discovery, Inc.*	1,036	9,044
		1,958,023
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 3.9%
AbbVie, Inc.	344	$ 62,642
Agilent Technologies, Inc.	14	2,037
Amgen, Inc.	282	80,178
Biogen, Inc.*	10	2,156
Bio-Rad Laboratories, Inc., Class A*	1	346
Bio-Techne Corp.	8	563
Bristol-Myers Squibb Co.	625	33,894
Catalent, Inc.*	9	508
Charles River Laboratories International, Inc.*	3	813
Danaher Corp.	317	79,161
Eli Lilly & Co.	45	35,008
Gilead Sciences, Inc.	79	5,787
Illumina, Inc.*	69	9,475
Incyte Corp.*	95	5,412
IQVIA Holdings, Inc.*	8	2,023
Johnson & Johnson	1,660	262,595
Merck & Co., Inc.	1,066	140,659
Mettler-Toledo International, Inc.*	1	1,331
Moderna, Inc.*	25	2,664
Pfizer, Inc.	360	9,990
Regeneron Pharmaceuticals, Inc.*	8	7,700
Revvity, Inc.	8	840
Thermo Fisher Scientific, Inc.	18	10,462
Vertex Pharmaceuticals, Inc.*	18	7,524
Viatris, Inc.	76	908
Waters Corp.*	3	1,033
West Pharmaceutical Services, Inc.	4	1,583
Zoetis, Inc.	21	3,554
		770,846
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	19	1,848
CoStar Group, Inc.*	19	1,835
		3,683
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc.*	77	13,898
Analog Devices, Inc.	23	4,549
Applied Materials, Inc.	668	137,762
Broadcom, Inc.	449	595,109
Enphase Energy, Inc.*	6	726
First Solar, Inc.*	5	844
Intel Corp.	245	10,822
KLA Corp.	64	44,709
Lam Research Corp.	55	53,436
Microchip Technology, Inc.	38	3,409

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.	471	$ 55,526
Monolithic Power Systems, Inc.	2	1,355
NVIDIA Corp.	566	511,415
NXP Semiconductors NV (Netherlands)	16	3,964
ON Semiconductor Corp.*	28	2,059
Qorvo, Inc.*	7	804
QUALCOMM, Inc.	1,750	296,275
Skyworks Solutions, Inc.	289	31,304
Teradyne, Inc.	10	1,128
Texas Instruments, Inc.	44	7,665
		1,776,759
Software & Services — 10.9%
Accenture PLC, Class A (Ireland)	72	24,956
Adobe, Inc.*	29	14,633
Akamai Technologies, Inc.*	9	979
ANSYS, Inc.*	37	12,845
Autodesk, Inc.*	14	3,646
Cadence Design Systems, Inc.*	116	36,108
Cognizant Technology Solutions Corp., Class A	211	15,464
EPAM Systems, Inc.*	25	6,904
Fair Isaac Corp.*	2	2,499
Fortinet, Inc.*	37	2,527
Gartner, Inc.*	5	2,383
Gen Digital, Inc.	985	22,064
International Business Machines Corp.	742	141,692
Intuit, Inc.	13	8,450
Microsoft Corp.	3,807	1,601,681
Oracle Corp.	167	20,977
Palo Alto Networks, Inc.*	16	4,546
PTC, Inc.*	6	1,134
Roper Technologies, Inc.	46	25,799
Salesforce, Inc.	631	190,045
ServiceNow, Inc.*	14	10,674
Synopsys, Inc.*	65	37,148
Tyler Technologies, Inc.*	2	850
VeriSign, Inc.*	6	1,137
		2,189,141
Technology Hardware & Equipment — 8.4%
Amphenol Corp., Class A	40	4,614
Apple, Inc.	6,600	1,131,768
Arista Networks, Inc.*	16	4,640
CDW Corp.	10	2,558
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.	6,838	$ 341,284
Corning, Inc.	55	1,813
F5, Inc.*	113	21,424
Hewlett Packard Enterprise Co.	82	1,454
HP, Inc.	1,899	57,388
Jabil, Inc.	245	32,818
Juniper Networks, Inc.	586	21,717
Keysight Technologies, Inc.*	12	1,876
Motorola Solutions, Inc.	10	3,550
NetApp, Inc.	381	39,993
Seagate Technology Holdings PLC (Ireland)	14	1,303
Super Micro Computer, Inc.*	2	2,020
TE Connectivity Ltd. (Switzerland)	21	3,050
Teledyne Technologies, Inc.*	3	1,288
Trimble, Inc.*	12	772
Western Digital Corp.*	20	1,365
Zebra Technologies Corp., Class A*	3	904
		1,677,599
Telecommunication Services — 3.1%
AT&T, Inc.	9,809	172,639
T-Mobile US, Inc.	1,118	182,480
Verizon Communications, Inc.	6,418	269,299
		624,418
Transportation — 1.1%
American Airlines Group, Inc.*	1,152	17,683
CH Robinson Worldwide, Inc.	7	533
CSX Corp.	124	4,597
Delta Air Lines, Inc.	1,136	54,380
Expeditors International of Washington, Inc.	9	1,094
FedEx Corp.	378	109,522
JB Hunt Transport Services, Inc.	5	996
Norfolk Southern Corp.	15	3,823
Old Dominion Freight Line, Inc.	10	2,193
Southwest Airlines Co.	29	847
Uber Technologies, Inc.*	98	7,545
Union Pacific Corp.	38	9,345
United Airlines Holdings, Inc.*	16	766
United Parcel Service, Inc., Class B	54	8,026
		221,350
Utilities — 0.5%
AES Corp. (The)	40	717
Alliant Energy Corp.	13	655
Ameren Corp.	13	962

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.	25	$ 2,153
American Water Works Co., Inc.	9	1,100
Atmos Energy Corp.	7	832
CenterPoint Energy, Inc.	30	855
CMS Energy Corp.	14	845
Consolidated Edison, Inc.	23	2,089
Constellation Energy Corp.	21	3,882
Dominion Energy, Inc.	48	2,361
DTE Energy Co.	12	1,346
Duke Energy Corp.	92	8,897
Edison International	18	1,273
Entergy Corp.	10	1,057
Evergy, Inc.	11	587
Eversource Energy	17	1,016
Exelon Corp.	62	2,329
FirstEnergy Corp.	28	1,081
NextEra Energy, Inc.	97	6,199
NiSource, Inc.	21	581
NRG Energy, Inc.	377	25,519
PG&E Corp.	907	15,201
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	6	$ 448
PPL Corp.	44	1,211
Public Service Enterprise Group, Inc.	32	2,137
Sempra	30	2,155
Southern Co. (The)	52	3,731
WEC Energy Group, Inc.	15	1,232
Xcel Energy, Inc.	27	1,451
		93,902
TOTAL COMMON STOCKS (Cost $14,623,098)		19,877,454
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		125,684
NET ASSETS - 100.0%		$ 20,003,138

*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.0%
COMMON STOCKS — 138.0%
Automobiles & Components — 0.1%
BorgWarner, Inc.	102	$ 3,543
Capital Goods — 7.8%
Builders FirstSource, Inc.*	383	79,875
Fastenal Co.	135	10,414
General Electric Co.	405	71,090
Honeywell International, Inc.	63	12,931
Ingersoll Rand, Inc.	12	1,139
Lockheed Martin Corp.†	178	80,967
Masco Corp.	390	30,763
Northrop Grumman Corp.†	14	6,701
Snap-on, Inc.†	291	86,200
Textron, Inc.	464	44,511
Trane Technologies PLC (Ireland)	28	8,406
WW Grainger, Inc.†	16	16,277
		449,274
Commercial & Professional Services — 3.2%
Copart, Inc.†*	1,019	59,020
Jacobs Solutions, Inc.	295	45,350
Leidos Holdings, Inc.	263	34,477
Republic Services, Inc.	245	46,903
		185,750
Consumer Discretionary Distribution & Retail — 7.7%
Amazon.com, Inc.†*	950	171,361
AutoZone, Inc.†*	6	18,910
Best Buy Co., Inc.†	25	2,051
eBay, Inc.†	1,115	58,850
Genuine Parts Co.†	520	80,563
Home Depot, Inc. (The)	97	37,209
LKQ Corp.	13	694
Lowe's Cos., Inc.†	141	35,917
TJX Cos., Inc. (The)	221	22,414
Ulta Beauty, Inc.*	24	12,549
		440,518
Consumer Durables & Apparel — 4.7%
Deckers Outdoor Corp.*	22	20,708
Garmin Ltd. (Switzerland)†	1,120	166,734
PulteGroup, Inc.	217	26,175
Tapestry, Inc.	1,167	55,409
		269,026
Consumer Services — 3.7%
Booking Holdings, Inc.†	26	94,325
Las Vegas Sands Corp.	51	2,637
Marriott International, Inc., Class A	192	48,443
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.†	120	$ 33,834
MGM Resorts International†*	3	142
Wynn Resorts Ltd.	46	4,703
Yum! Brands, Inc.†	193	26,759
		210,843
Consumer Staples Distribution & Retail — 1.9%
Kroger Co. (The)	1,845	105,405
Sysco Corp.†	58	4,708
		110,113
Energy — 1.7%
Baker Hughes Co.	516	17,286
ConocoPhillips	17	2,164
Marathon Petroleum Corp.	51	10,276
Phillips 66	117	19,111
Pioneer Natural Resources Co.	196	51,450
		100,287
Financial Services — 8.9%
Berkshire Hathaway, Inc., Class B†*	260	109,335
Cboe Global Markets, Inc.†	741	136,144
CME Group, Inc.†	56	12,056
Corpay, Inc.*	54	16,661
Fiserv, Inc.*	658	105,161
Mastercard, Inc., Class A†	86	41,415
PayPal Holdings, Inc.†*	629	42,137
Visa, Inc., Class A†	183	51,072
		513,981
Food, Beverage & Tobacco — 15.2%
Altria Group, Inc.†	2,150	93,783
Archer-Daniels-Midland Co.	537	33,729
Bunge Global SA (Switzerland)	3	307
Campbell Soup Co.†	1,857	82,544
Coca-Cola Co. (The)†	987	60,385
Conagra Brands, Inc.	1,677	49,706
General Mills, Inc.†	1,238	86,623
Hershey Co. (The)†	113	21,978
Hormel Foods Corp.†	549	19,155
Kellanova	1,033	59,181
Keurig Dr Pepper, Inc.†	2,243	68,793
Kraft Heinz Co. (The)†	2,539	93,689
McCormick & Co., Inc., non-voting shares†	212	16,284
Molson Coors Beverage Co., Class B†	1,336	89,846

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A	926	$ 64,820
Philip Morris International, Inc.†	336	30,784
		871,607
Health Care Equipment & Services — 12.1%
Abbott Laboratories†	158	17,958
Baxter International, Inc.	98	4,189
Cardinal Health, Inc.†	903	101,046
Cencora, Inc.†	395	95,981
Centene Corp.†*	143	11,223
Cigna Group (The)†	101	36,682
CVS Health Corp.	474	37,806
DaVita, Inc.†*	227	31,337
GE HealthCare Technologies, Inc.†	373	33,909
Humana, Inc.	267	92,574
McKesson Corp.†	274	147,097
Molina Healthcare, Inc.†*	99	40,672
Quest Diagnostics, Inc.	252	33,544
UnitedHealth Group, Inc.	21	10,389
		694,407
Household & Personal Products — 7.3%
Church & Dwight Co., Inc.†	56	5,841
Clorox Co. (The)	29	4,440
Colgate-Palmolive Co.†	1,182	106,439
Kenvue, Inc.	5,871	125,992
Kimberly-Clark Corp.†	810	104,774
Procter & Gamble Co. (The)†	428	69,443
		416,929
Insurance — 6.7%
Aon PLC, Class A (Ireland)	184	61,404
Brown & Brown, Inc.†	970	84,914
Marsh & McLennan Cos., Inc.†	711	146,452
Willis Towers Watson PLC (Ireland)	338	92,950
		385,720
Materials — 0.2%
Packaging Corp. of America	18	3,416
Sherwin-Williams Co. (The)	1	347
Vulcan Materials Co.	19	5,186
		8,949
Media & Entertainment — 8.9%
Alphabet, Inc., Class A†*	1,140	172,060
Charter Communications, Inc., Class A†*	13	3,778
Comcast Corp., Class A†	342	14,826
Electronic Arts, Inc.†	342	45,373
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Interpublic Group of Cos., Inc. (The)	1,232	$ 40,200
Meta Platforms, Inc., Class A†	235	114,111
Netflix, Inc.†*	105	63,770
Omnicom Group, Inc.†	560	54,186
Take-Two Interactive Software, Inc.†*	16	2,376
		510,680
Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
AbbVie, Inc.	242	44,068
Amgen, Inc.†	247	70,227
Bio-Rad Laboratories, Inc., Class A*	36	12,451
Bristol-Myers Squibb Co.†	151	8,189
Danaher Corp.†	68	16,981
Gilead Sciences, Inc.	246	18,019
Illumina, Inc.†*	15	2,060
Johnson & Johnson†	288	45,559
Merck & Co., Inc.†	424	55,947
		273,501
Semiconductors & Semiconductor Equipment — 8.7%
Applied Materials, Inc.†	692	142,711
Broadcom, Inc.†	124	164,351
KLA Corp.†	139	97,101
Lam Research Corp.†	29	28,176
QUALCOMM, Inc.	279	47,235
Skyworks Solutions, Inc.	213	23,072
		502,646
Software & Services — 10.0%
Accenture PLC, Class A (Ireland)	158	54,764
Akamai Technologies, Inc.†*	29	3,154
Gen Digital, Inc.†	564	12,634
International Business Machines Corp.†	469	89,560
Microsoft Corp.†	656	275,992
Roper Technologies, Inc.†	10	5,609
Salesforce, Inc.†	273	82,222
VeriSign, Inc.*	275	52,115
		576,050
Technology Hardware & Equipment — 17.5%
Apple, Inc.†	1,413	242,301
CDW Corp.†	213	54,481
Cisco Systems, Inc.†	2,102	104,911
F5, Inc.†*	563	106,739
HP, Inc.†	1,110	33,544
Jabil, Inc.	1,052	140,916
Juniper Networks, Inc.†	2,810	104,139

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Keysight Technologies, Inc.†*	385	$ 60,206
Motorola Solutions, Inc.	181	64,251
NetApp, Inc.†	883	92,689
		1,004,177
Telecommunication Services — 3.8%
AT&T, Inc.†	1,415	24,904
T-Mobile US, Inc.	803	131,066
Verizon Communications, Inc.†	1,527	64,073
		220,043
Transportation — 2.1%
American Airlines Group, Inc.†*	1,584	24,314
Delta Air Lines, Inc.†	372	17,808
Expeditors International of Washington, Inc.†	54	6,565
FedEx Corp.†	253	73,304
		121,991
Utilities — 1.0%
NRG Energy, Inc.	818	55,370
TOTAL COMMON STOCKS (Cost $6,261,423)		7,925,405

TOTAL LONG POSITIONS - 138.0% (Cost $6,261,423)		7,925,405
SHORT POSITIONS — (39.7)%
COMMON STOCKS — (39.7)%
Automobiles & Components — (0.3)%
Ford Motor Co.	(595)	(7,902)
Tesla, Inc.*	(64)	(11,250)
		(19,152)
Capital Goods — (0.7)%
Axon Enterprise, Inc.*	(70)	(21,902)
Boeing Co. (The)*	(49)	(9,456)
Rockwell Automation, Inc.	(40)	(11,653)
		(43,011)
Commercial & Professional Services — (0.8)%
Dayforce, Inc.*	(552)	(36,548)
Equifax, Inc.	(14)	(3,745)
Paycom Software, Inc.	(19)	(3,781)
		(44,074)
Consumer Discretionary Distribution & Retail — (0.2)%
CarMax, Inc.*	(30)	(2,614)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Ross Stores, Inc.	(12)	$ (1,761)
Tractor Supply Co.	(17)	(4,449)
		(8,824)
Consumer Durables & Apparel — (0.7)%
Lululemon Athletica, Inc.*	(96)	(37,502)
Ralph Lauren Corp.	(7)	(1,314)
VF Corp.	(269)	(4,127)
		(42,943)
Consumer Services — (1.6)%
Airbnb, Inc., Class A*	(137)	(22,600)
Carnival Corp. (Panama)*	(1,151)	(18,807)
Chipotle Mexican Grill, Inc.*	(1)	(2,907)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,335)	(27,942)
Royal Caribbean Cruises Ltd. (Liberia)*	(142)	(19,739)
		(91,995)
Energy — (0.6)%
ONEOK, Inc.	(235)	(18,840)
Targa Resources Corp.	(28)	(3,136)
Valero Energy Corp.	(20)	(3,414)
Williams Cos., Inc. (The)	(181)	(7,053)
		(32,443)
Equity Real Estate Investment Trusts (REITs) — (1.3)%
American Tower Corp.	(66)	(13,041)
Crown Castle, Inc.	(17)	(1,799)
Equinix, Inc.	(35)	(28,887)
Iron Mountain, Inc.	(173)	(13,876)
SBA Communications Corp.	(52)	(11,269)
Ventas, Inc.	(67)	(2,917)
		(71,789)
Financial Services — (0.6)%
Fidelity National Information Services, Inc.	(93)	(6,899)
Jack Henry & Associates, Inc.	(47)	(8,165)
MSCI, Inc.	(30)	(16,814)
		(31,878)
Food, Beverage & Tobacco — (0.5)%
Lamb Weston Holdings, Inc.	(260)	(27,698)
Monster Beverage Corp.*	(56)	(3,320)
		(31,018)
Health Care Equipment & Services — (4.0)%
Align Technology, Inc.*	(55)	(18,036)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.*	(42)	$ (2,877)
Cooper Cos., Inc. (The)	(215)	(21,814)
DENTSPLY SIRONA, Inc.	(52)	(1,726)
Dexcom, Inc.*	(247)	(34,259)
Edwards Lifesciences Corp.*	(211)	(20,163)
Henry Schein, Inc.*	(215)	(16,237)
IDEXX Laboratories, Inc.*	(42)	(22,677)
Insulet Corp.*	(190)	(32,566)
Intuitive Surgical, Inc.*	(71)	(28,335)
STERIS PLC (Ireland)	(104)	(23,381)
Stryker Corp.	(23)	(8,231)
		(230,302)
Household & Personal Products — (0.1)%
Estee Lauder Cos., Inc. (The), Class A	(36)	(5,549)
Insurance — (0.3)%
Everest Group Ltd. (Bermuda)	(43)	(17,093)
Materials — (1.5)%
Air Products and Chemicals, Inc.	(66)	(15,990)
Albemarle Corp.	(88)	(11,593)
CF Industries Holdings, Inc.	(122)	(10,152)
Freeport-McMoRan, Inc.	(445)	(20,924)
Newmont Corp.	(798)	(28,600)
		(87,259)
Media & Entertainment — (0.1)%
Fox Corp., Class A	(242)	(7,567)
Pharmaceuticals, Biotechnology & Life Sciences — (3.5)%
Biogen, Inc.*	(32)	(6,900)
Bio-Techne Corp.	(369)	(25,974)
Catalent, Inc.*	(575)	(32,459)
Charles River Laboratories International, Inc.*	(86)	(23,302)
Eli Lilly & Co.	(15)	(11,669)
IQVIA Holdings, Inc.*	(21)	(5,310)
Moderna, Inc.*	(202)	(21,525)
Pfizer, Inc.	(324)	(8,991)
Revvity, Inc.	(92)	(9,660)
Waters Corp.*	(12)	(4,131)
West Pharmaceutical Services, Inc.	(103)	(40,758)
Zoetis, Inc.	(70)	(11,845)
		(202,524)
Real Estate Management & Development — (0.5)%
CoStar Group, Inc.*	(314)	(30,332)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (5.0)%
Advanced Micro Devices, Inc.*	(262)	$ (47,288)
Analog Devices, Inc.	(130)	(25,713)
Enphase Energy, Inc.*	(81)	(9,799)
First Solar, Inc.*	(173)	(29,202)
Intel Corp.	(834)	(36,838)
Monolithic Power Systems, Inc.	(50)	(33,871)
NVIDIA Corp.	(49)	(44,275)
ON Semiconductor Corp.*	(352)	(25,890)
Teradyne, Inc.	(128)	(14,442)
Texas Instruments, Inc.	(118)	(20,557)
		(287,875)
Software & Services — (3.7)%
Adobe, Inc.*	(13)	(6,560)
Autodesk, Inc.*	(103)	(26,823)
Fair Isaac Corp.*	(5)	(6,248)
Fortinet, Inc.*	(434)	(29,647)
Intuit, Inc.	(36)	(23,400)
Oracle Corp.	(166)	(20,851)
Palo Alto Networks, Inc.*	(132)	(37,505)
PTC, Inc.*	(42)	(7,935)
ServiceNow, Inc.*	(35)	(26,684)
Tyler Technologies, Inc.*	(62)	(26,351)
		(212,004)
Technology Hardware & Equipment — (2.3)%
Arista Networks, Inc.*	(92)	(26,678)
Seagate Technology Holdings PLC (Ireland)	(157)	(14,609)
Super Micro Computer, Inc.*	(44)	(44,441)
Trimble, Inc.*	(52)	(3,347)
Western Digital Corp.*	(419)	(28,592)
Zebra Technologies Corp., Class A*	(54)	(16,278)
		(133,945)
Transportation — (1.9)%
JB Hunt Transport Services, Inc.	(153)	(30,485)
Old Dominion Freight Line, Inc.	(97)	(21,273)
Southwest Airlines Co.	(576)	(16,813)
Uber Technologies, Inc.*	(306)	(23,559)
United Airlines Holdings, Inc.*	(344)	(16,471)
		(108,601)
Utilities — (9.5)%
AES Corp. (The)	(1,064)	(19,077)
Alliant Energy Corp.	(637)	(32,105)
Ameren Corp.	(315)	(23,297)
American Electric Power Co., Inc.	(55)	(4,735)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
American Water Works Co., Inc.	(202)	$ (24,686)
Atmos Energy Corp.	(224)	(26,627)
CenterPoint Energy, Inc.	(896)	(25,527)
CMS Energy Corp.	(437)	(26,369)
Consolidated Edison, Inc.	(105)	(9,535)
Constellation Energy Corp.	(49)	(9,058)
Dominion Energy, Inc.	(481)	(23,660)
DTE Energy Co.	(241)	(27,026)
Edison International	(311)	(21,997)
Evergy, Inc.	(276)	(14,733)
Eversource Energy	(349)	(20,860)
Exelon Corp.	(715)	(26,863)
FirstEnergy Corp.	(487)	(18,808)
NextEra Energy, Inc.	(315)	(20,132)
NiSource, Inc.	(1,106)	(30,592)
Pinnacle West Capital Corp.	(432)	(32,283)
PPL Corp.	(8)	(220)
Public Service Enterprise Group, Inc.	(250)	(16,695)
Sempra	(401)	(28,804)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	(254)	$ (18,222)
WEC Energy Group, Inc.	(267)	(21,926)
Xcel Energy, Inc.	(363)	(19,511)
		(543,348)
TOTAL COMMON STOCKS (Proceeds $2,320,250)		(2,283,526)

TOTAL SHORT POSITIONS - (39.7)% (Proceeds $2,320,250)		(2,283,526)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		100,452
NET ASSETS - 100.0%		$ 5,742,331

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.0%
Automobiles & Components — 0.4%
BorgWarner, Inc.	1,756	$ 61,003
Capital Goods — 7.8%
A. O. Smith Corp.	481	43,030
Builders FirstSource, Inc.(a)*	944	196,871
Carrier Global Corp.	180	10,463
Caterpillar, Inc.	21	7,695
Fastenal Co.	301	23,219
General Electric Co.(a)	1,133	198,876
Honeywell International, Inc.	406	83,332
Illinois Tool Works, Inc.	30	8,050
Ingersoll Rand, Inc.	330	31,334
Johnson Controls International PLC (Ireland)	32	2,090
Lockheed Martin Corp.	388	176,490
Masco Corp.	1,323	104,358
Northrop Grumman Corp.	19	9,095
Otis Worldwide Corp.	246	24,420
Pentair PLC (Ireland)	54	4,614
Snap-on, Inc.(a)	634	187,803
Textron, Inc.	1,136	108,976
Trane Technologies PLC (Ireland)	249	74,750
WW Grainger, Inc.	44	44,761
		1,340,227
Commercial & Professional Services — 2.0%
Automatic Data Processing, Inc.	50	12,487
Copart, Inc.*	1,018	58,963
Jacobs Solutions, Inc.	743	114,221
Leidos Holdings, Inc.	712	93,336
Republic Services, Inc.	364	69,684
		348,691
Consumer Discretionary Distribution & Retail — 3.6%
Amazon.com, Inc.(a)*	896	161,620
AutoZone, Inc.*	9	28,365
Best Buy Co., Inc.	52	4,266
eBay, Inc.(a)	1,742	91,943
Genuine Parts Co.	1,037	160,662
Home Depot, Inc. (The)	153	58,691
LKQ Corp.	61	3,258
Lowe's Cos., Inc.	153	38,974
TJX Cos., Inc. (The)	310	31,440
Ulta Beauty, Inc.*	68	35,556
		614,775
Consumer Durables & Apparel — 3.1%
Deckers Outdoor Corp.*	69	64,947
Garmin Ltd. (Switzerland)	1,739	258,885
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hasbro, Inc.	82	$ 4,635
PulteGroup, Inc.	661	79,730
Tapestry, Inc.	2,478	117,655
		525,852
Consumer Services — 2.8%
Booking Holdings, Inc.(a)	62	224,929
Marriott International, Inc., Class A(a)	393	99,158
McDonald's Corp.	289	81,483
MGM Resorts International*	128	6,043
Wynn Resorts Ltd.	43	4,396
Yum! Brands, Inc.	432	59,897
		475,906
Consumer Staples Distribution & Retail — 1.0%
Kroger Co. (The)(a)	2,992	170,933
Sysco Corp.	84	6,819
		177,752
Energy — 0.8%
Baker Hughes Co.	705	23,618
ConocoPhillips	36	4,582
Marathon Petroleum Corp.	72	14,508
Phillips 66	139	22,704
Pioneer Natural Resources Co.	287	75,337
		140,749
Financial Services — 5.9%
Berkshire Hathaway, Inc., Class B(a)*	548	230,445
Cboe Global Markets, Inc.	1,283	235,726
CME Group, Inc.	186	40,044
Corpay, Inc.*	259	79,912
Fiserv, Inc.(a)*	1,247	199,295
Mastercard, Inc., Class A	92	44,304
PayPal Holdings, Inc.*	1,420	95,126
Visa, Inc., Class A	285	79,538
		1,004,390
Food, Beverage & Tobacco — 10.7%
Altria Group, Inc.(a)	4,776	208,329
Archer-Daniels-Midland Co.	1,264	79,392
Bunge Global SA (Switzerland)	70	7,176
Campbell Soup Co.(a)	3,053	135,706
Coca-Cola Co. (The)(a)	2,533	154,969
Conagra Brands, Inc.	3,259	96,597
General Mills, Inc.(a)	2,337	163,520
Hershey Co. (The)	307	59,712
Hormel Foods Corp.	1,201	41,903
Kellanova (a)	2,084	119,392

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Keurig Dr Pepper, Inc.(a)	4,391	$ 134,672
Kraft Heinz Co. (The)(a)	4,868	179,629
McCormick & Co., Inc., non-voting shares	425	32,644
Molson Coors Beverage Co., Class B(a)	2,574	173,102
Mondelez International, Inc., Class A(a)	2,180	152,600
Philip Morris International, Inc.	1,128	103,347
		1,842,690
Health Care Equipment & Services — 7.9%
Abbott Laboratories	258	29,324
Baxter International, Inc.	232	9,916
Cardinal Health, Inc.(a)	1,848	206,791
Cencora, Inc.(a)	761	184,916
Centene Corp.*	306	24,015
Cigna Group (The)	286	103,872
CVS Health Corp.	504	40,199
DaVita, Inc.*	586	80,897
GE HealthCare Technologies, Inc.(a)	729	66,274
Humana, Inc.	569	197,284
McKesson Corp.(a)	447	239,972
Molina Healthcare, Inc.(a)*	234	96,134
Quest Diagnostics, Inc.	445	59,234
UnitedHealth Group, Inc.	49	24,240
		1,363,068
Household & Personal Products — 4.7%
Church & Dwight Co., Inc.	61	6,363
Clorox Co. (The)	178	27,254
Colgate-Palmolive Co.(a)	1,932	173,977
Kenvue, Inc.(a)	10,812	232,025
Kimberly-Clark Corp.(a)	1,548	200,234
Procter & Gamble Co. (The)(a)	1,058	171,660
		811,513
Insurance — 4.1%
Aon PLC, Class A (Ireland)	421	140,496
Brown & Brown, Inc.	1,325	115,991
Marsh & McLennan Cos., Inc.(a)	1,297	267,156
Willis Towers Watson PLC (Ireland)	630	173,250
		696,893
Materials — 0.8%
International Paper Co.	48	1,873
Nucor Corp.	1	198
Packaging Corp. of America	194	36,817
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.	83	$ 12,027
Sherwin-Williams Co. (The)	111	38,554
Vulcan Materials Co.	182	49,671
		139,140
Media & Entertainment — 6.0%
Alphabet, Inc., Class A(a)*	1,747	263,675
Charter Communications, Inc., Class A*	16	4,650
Comcast Corp., Class A(a)	1,614	69,967
Electronic Arts, Inc.	756	100,298
Interpublic Group of Cos., Inc. (The)(a)	3,605	117,631
Match Group, Inc.*	119	4,317
Meta Platforms, Inc., Class A(a)	388	188,405
Netflix, Inc.(a)*	194	117,822
News Corp., Class A	755	19,766
Omnicom Group, Inc.(a)	1,425	137,883
Take-Two Interactive Software, Inc.*	26	3,861
		1,028,275
Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
AbbVie, Inc.	606	110,353
Amgen, Inc.	320	90,982
Bristol-Myers Squibb Co.(a)	1,091	59,165
Danaher Corp.	109	27,219
Gilead Sciences, Inc.	991	72,591
Illumina, Inc.*	25	3,433
Incyte Corp.*	82	4,672
Johnson & Johnson(a)	776	122,755
Merck & Co., Inc.	975	128,651
Vertex Pharmaceuticals, Inc.*	5	2,090
		621,911
Semiconductors & Semiconductor Equipment — 6.9%
Applied Materials, Inc.(a)	1,494	308,108
Broadcom, Inc.(a)	257	340,630
KLA Corp.(a)	252	176,040
Lam Research Corp.(a)	70	68,010
NXP Semiconductors NV (Netherlands)	1	248
QUALCOMM, Inc.	1,133	191,817
Skyworks Solutions, Inc.(a)	995	107,778
		1,192,631
Software & Services — 5.9%
Accenture PLC, Class A (Ireland)	518	179,544
Adobe, Inc.*	51	25,735

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Akamai Technologies, Inc.*	209	$ 22,731
Gen Digital, Inc.(a)	2,276	50,982
International Business Machines Corp.(a)	896	171,100
Microsoft Corp.(a)	796	334,893
Roper Technologies, Inc.	16	8,973
Salesforce, Inc.(a)	398	119,870
VeriSign, Inc.*	503	95,324
		1,009,152
Technology Hardware & Equipment — 12.5%
Apple, Inc.(a)	2,505	429,557
CDW Corp.	590	150,910
Cisco Systems, Inc.(a)	5,363	267,667
F5, Inc.*	1,099	208,359
HP, Inc.	2,948	89,089
Jabil, Inc.(a)	2,269	303,933
Juniper Networks, Inc.(a)	5,075	188,079
Keysight Technologies, Inc.*	760	118,849
Motorola Solutions, Inc.	410	145,542
NetApp, Inc.(a)	1,839	193,040
Seagate Technology Holdings PLC (Ireland)	635	59,087
TE Connectivity Ltd. (Switzerland)	17	2,469
		2,156,581
Telecommunication Services — 2.3%
AT&T, Inc.	2,953	51,973
T-Mobile US, Inc.(a)	1,366	222,958
Verizon Communications, Inc.(a)	3,009	126,258
		401,189
Transportation — 1.5%
CH Robinson Worldwide, Inc.	26	1,980
Delta Air Lines, Inc.	2,081	99,617
Expeditors International of Washington, Inc.	75	9,118
FedEx Corp.(a)	523	151,534
		262,249
Utilities — 0.7%
NRG Energy, Inc.	1,821	123,263
TOTAL COMMON STOCKS (Cost $13,288,825)		16,337,900
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		867,648
NET ASSETS - 100.0%		$ 17,205,548

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
The portfolio matures between August 29, 2024 and January 12, 2029, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 3.8% of net assets as of March 31, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,762	$ 63,476	$ 61,212	$ 36
Capital Goods
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/10/28	481	31,997	43,030	12,777
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	997	163,419	207,924	51,034
Carrier Global Corp.	USFF +0.250%	Weekly	MS	07/11/28	177	8,194	10,289	2,567
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/12/29	19	6,498	6,962	988
Fastenal Co.	USFF +0.250%	Weekly	MS	07/11/28	317	19,666	24,453	5,813
General Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	1,077	106,682	189,046	86,667
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	400	78,080	82,100	7,844
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30	7,687	8,050	1,099
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/12/29	330	31,000	31,333	1,667
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	31	1,616	2,025	1,049
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/29/24	376	160,911	171,031	23,481
Masco Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,342	89,031	105,857	21,010
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	23	8,180	11,009	4,100
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/12/29	223	21,279	22,137	1,819
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	53	3,071	4,528	1,695
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	613	152,269	181,583	40,286
Textron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,100	95,841	105,523	13,570
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	249	67,576	74,750	10,161
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	01/10/28	42	28,209	42,727	17,653
					7,880	1,081,206	1,324,357	305,280
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/12/29	49	11,904	12,237	1,179
Copart, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,004	39,006	58,152	20,793
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	740	107,118	113,760	10,964
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	692	78,192	90,714	16,001
Republic Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	359	52,443	68,727	18,844
					2,844	288,663	343,590	67,781
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,966	$ 203,807	$ 354,627	$ 162,942
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7	17,780	22,062	5,096
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/29/24	24	1,642	1,969	709
eBay, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,747	70,278	92,207	28,223
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/11/28	1,018	133,668	157,719	31,576
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	144	48,978	55,238	8,611
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	65	2,857	3,472	879
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/29/24	154	28,787	39,228	12,767
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	296	23,505	30,020	8,348
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	71	29,242	37,124	9,147
					5,492	560,544	793,666	268,298
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/12/29	68	61,708	64,006	5,144
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	1,726	180,380	256,950	87,490
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/12/29	66	3,308	3,730	887
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	643	45,805	77,559	34,012
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,455	68,789	116,563	52,324
					4,958	359,990	518,808	179,857
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	53	158,039	192,278	42,423
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	389	67,457	98,149	33,455
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/29/24	286	76,300	80,638	9,813
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	123	4,360	5,807	1,735
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/12/29	40	4,016	4,089	349
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	438	55,294	60,729	8,896
					1,329	365,466	441,690	96,671
Consumer Staples Distribution & Retail
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,984	135,484	170,476	49,431
Sysco Corp.	USFF +0.250%	Weekly	MS	08/29/24	86	5,526	6,981	2,433
					3,070	141,010	177,457	51,864
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	824	21,410	27,604	7,373
ConocoPhillips	USFF +0.250%	Weekly	MS	01/10/28	36	3,613	4,582	1,338
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	71	8,527	14,306	6,725
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	147	18,332	24,011	7,201
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	281	65,323	73,762	13,003
					1,359	117,205	144,265	35,640
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/24	237	$ 60,117	$ 99,663	$ 43,658
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,220	174,776	224,151	58,932
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	179	38,343	38,537	1,972
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	249	63,906	76,826	15,540
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,241	166,125	198,337	38,887
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	166	46,107	79,941	37,743
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,402	72,148	93,920	24,720
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	285	66,979	79,538	16,815
					4,979	688,501	890,913	238,267
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/29/24	4,640	195,580	202,397	42,581
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/12/29	1,246	66,857	78,261	14,604
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	01/12/29	63	6,193	6,459	678
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/06/26	3,206	152,345	142,507	75
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/06/26	2,532	144,479	154,908	22,219
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,227	95,855	95,648	6,961
General Mills, Inc.	USFF +0.250%	Weekly	MS	08/29/24	2,245	151,708	157,083	24,922
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	310	58,607	60,295	5,043
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,158	36,428	40,403	5,859
Kellanova	USFF -0.250%	Weekly	MS	01/07/27	1,987	133,311	113,835	(7,813)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,304	135,174	132,004	1,561
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/29/24	4,825	167,417	178,042	26,540
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	427	26,097	32,798	7,986
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/11/28	2,543	159,246	171,017	21,252
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,175	148,362	152,250	11,478
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,099	101,299	100,690	8,478
					35,987	1,778,958	1,818,597	192,424
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	08/29/24	220	21,706	25,005	5,302
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	231	7,607	9,873	2,681
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,723	161,602	192,804	42,411
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/07/27	726	140,070	176,411	43,588
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	300	19,081	23,544	5,429
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	278	87,005	100,967	19,302
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/29/24	495	33,212	39,481	9,103
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	581	65,244	80,207	17,623
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	720	$ 49,027	$ 65,455	$ 18,469
Humana, Inc.	USFF +0.250%	Weekly	MS	01/12/29	557	199,111	193,123	2,312
McKesson Corp.	USFF +0.250%	Weekly	MS	01/05/26	441	189,801	236,751	55,751
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	226	64,400	92,848	34,463
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/12/29	456	57,338	60,698	5,824
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	48	23,332	23,746	1,776
					7,002	1,118,536	1,320,913	264,034
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	57	4,909	5,946	1,689
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	159	24,052	24,344	3,576
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	1,898	148,537	170,915	29,975
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,683	205,498	229,257	31,939
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,552	187,439	200,751	32,197
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	1,034	149,201	167,766	32,505
					15,383	719,636	798,979	131,881
Insurance
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	415	125,771	138,494	18,165
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,395	95,605	122,118	32,047
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,276	243,342	262,830	30,083
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	624	164,475	171,600	14,338
					3,710	629,193	695,042	94,633
Materials
International Paper Co.	USFF +0.250%	Weekly	MS	07/11/28	51	1,653	1,990	743
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	193	29,931	36,628	9,166
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/12/29	79	11,077	11,447	956
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	107	33,006	37,164	6,156
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/12/29	184	49,430	50,217	2,845
					614	125,097	137,446	19,866
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	1,688	157,879	254,770	104,491
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	24	$ 7,364	$ 6,975	$ 17
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,407	56,450	60,993	14,090
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/10/28	747	89,501	99,104	14,323
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,491	113,621	113,911	8,263
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	121	3,447	4,390	1,195
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	381	125,178	185,006	65,047
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	196	77,759	119,037	44,446
News Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	726	18,805	19,007	1,042
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,417	115,728	137,109	30,825
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	21	2,234	3,118	1,125
					10,219	767,966	1,003,420	284,864
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/10/28	567	87,577	103,251	20,342
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	283	64,847	80,463	20,509
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/11/28	869	43,255	47,126	5,496
Danaher Corp.	USFF +0.250%	Weekly	MS	01/07/27	95	20,550	23,723	4,350
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	990	72,156	72,517	3,725
Illumina, Inc.	USFF +0.250%	Weekly	MS	08/29/24	19	5,688	2,609	(2,738)
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	89	4,622	5,070	747
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/29/24	774	118,080	122,439	18,068
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	961	114,449	126,804	19,653
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5	1,733	2,090	4,526
					4,652	532,957	586,092	94,678
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,419	181,696	292,640	120,647
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	247	157,133	327,376	176,526
KLA Corp.	USFF +0.250%	Weekly	MS	07/08/27	242	96,817	169,054	77,711
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	66	50,164	64,124	20,467
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,125	172,368	190,462	24,570
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	981	97,619	106,262	12,530
					4,080	755,797	1,149,918	432,451
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	442	148,302	153,202	10,538
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Adobe, Inc.	USFF +0.250%	Weekly	MS	01/12/29	50	$ 24,872	$ 25,230	$ 1,099
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	210	16,487	22,840	7,117
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,271	37,738	50,870	19,813
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	894	111,493	170,718	69,580
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/24	1,252	248,785	526,741	305,945
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/24	14	5,583	7,852	2,722
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	412	83,085	124,086	44,378
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/11/28	507	98,735	96,082	1,338
					6,052	775,080	1,177,621	462,530
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,756	119,422	301,119	195,911
CDW Corp.	USFF +0.250%	Weekly	MS	01/10/28	584	98,159	149,376	56,534
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/29/24	5,035	232,391	251,297	46,324
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,062	180,972	201,345	27,576
HP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,874	78,834	86,852	14,348
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,237	287,498	299,646	23,582
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,021	136,837	186,078	58,234
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	749	93,088	117,129	27,810
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/12/29	404	130,688	143,412	19,022
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,822	136,100	191,255	62,904
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	633	35,310	58,901	25,094
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	19	2,241	2,760	1,053
					22,196	1,531,540	1,989,170	558,392
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,937	44,455	51,691	10,959
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,349	189,195	220,184	40,182
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,965	98,252	124,411	31,870
					7,251	331,902	396,286	83,011
Transportation
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/12/29	44	3,171	3,350	444
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,953	70,900	93,490	25,864
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	08/29/24	77	$ 8,149	$ 9,361	$ 3,150
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	500	115,366	144,870	36,646
					2,574	197,586	251,071	66,104
Utilities
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,807	108,524	122,316	18,227

Total Reference Entity — Long						13,038,833	16,142,829	3,946,789
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	07/06/26	(207)	$ (33,395)	$ (16,488)	$ 16,092
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,071)	(26,488)	(27,503)	(2,268)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(192)	(53,351)	(33,752)	18,225
					(2,470)	(113,234)	(77,743)	32,049
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(423)	(90,530)	(132,348)	(46,878)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(305)	(69,542)	(58,862)	8,952
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12)	(5,736)	(1,514)	9,450
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(236)	(66,209)	(68,754)	(4,479)
					(976)	(232,017)	(261,478)	(32,955)
Commercial & Professional Services
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,994)	(277,993)	(198,233)	72,236
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(43)	(10,671)	(11,503)	(1,453)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(529)	(187,714)	(105,276)	76,642
					(3,566)	(476,378)	(315,012)	147,425
Consumer Discretionary Distribution & Retail
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14)	(1,208)	(1,220)	72
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(101)	(28,981)	(6,941)	21,348
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(181)	(43,829)	(47,371)	(4,946)
					(296)	(74,018)	(55,532)	16,474
Consumer Durables & Apparel
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(489)	(221,668)	(191,028)	24,564
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/12/29	(675)	(67,630)	(63,437)	4,274
					(1,164)	(289,298)	(254,465)	28,838
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(733)	(107,704)	(120,916)	(20,345)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	07/11/28	(4,127)	$ (72,298)	$ (67,435)	$ 2,961
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(38)	(96,877)	(110,457)	(20,634)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8)	(482)	(414)	167
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(6,861)	(126,806)	(143,601)	(24,793)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/12/29	(866)	(106,070)	(120,383)	(21,424)
					(12,633)	(510,237)	(563,206)	(84,068)
Consumer Staples Distribution & Retail
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(329)	(49,988)	(43,806)	4,903
Energy
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,582)	(106,546)	(126,829)	(26,569)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/11/28	(270)	(23,712)	(30,237)	(10,242)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/12/29	(1,726)	(61,126)	(67,262)	(11,774)
					(3,578)	(191,384)	(224,328)	(48,585)
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	USFF -0.250%	Weekly	MS	01/12/29	(473)	(96,043)	(93,460)	(70)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(112)	(12,468)	(11,853)	188
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(217)	(177,936)	(179,097)	(9,693)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(949)	(58,071)	(76,119)	(21,781)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	01/12/29	(333)	(72,153)	(72,161)	(2,585)
					(2,084)	(416,671)	(432,690)	(33,941)
Financial Services
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(526)	(34,908)	(39,019)	(6,065)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(288)	(50,186)	(50,034)	(1,280)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(180)	(109,940)	(100,881)	4,283
					(994)	(195,034)	(189,934)	(3,062)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(196)	(13,806)	(10,118)	3,295
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(20)	(2,488)	(2,517)	770
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,678)	$ (162,407)	$ (178,757)	$ (21,680)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	07/11/28	(658)	(38,007)	(39,006)	(2,166)
					(2,552)	(216,708)	(230,398)	(19,781)
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(309)	(154,991)	(101,327)	48,301
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	01/12/29	(647)	(43,437)	(44,313)	(2,528)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,447)	(125,594)	(146,813)	(25,657)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(117)	(3,859)	(3,883)	(33)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,722)	(225,685)	(238,841)	(20,973)
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,445)	(125,336)	(138,084)	(16,579)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,448)	(109,364)	(109,353)	(2,928)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(260)	(147,426)	(140,382)	1,594
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,108)	(321,318)	(189,911)	122,502
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(487)	(172,256)	(194,357)	(28,384)
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(227)	(54,885)	(44,953)	8,022
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(631)	(136,198)	(141,861)	(10,153)
Stryker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(221)	(74,071)	(79,089)	(9,339)
Teleflex, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(27)	(7,360)	(6,107)	1,128
					(10,096)	(1,701,780)	(1,579,274)	64,973
Household & Personal Products
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/06/26	(195)	(66,327)	(30,059)	33,759
Insurance
Everest Re Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(312)	(118,190)	(124,020)	(9,573)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(573)	(162,819)	(138,821)	17,675
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(263)	(67,521)	(34,648)	28,159
CF Industries Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(984)	(80,399)	(81,879)	(3,703)
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,188)	(134,015)	(75,676)	51,957
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,219)	(100,566)	(104,337)	(7,605)
Newmont Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,883)	(177,783)	(175,007)	(3,081)
					(10,110)	(723,103)	(610,368)	83,402
Media & Entertainment
Fox Corp., Class A	USFF -0.250%	Weekly	MS	01/12/29	(1,785)	(53,004)	(55,817)	(4,481)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(414)	$ (40,064)	$ (43,789)	$ (5,298)
Paramount Global, Class B	USFF -0.250%	Weekly	MS	01/10/28	(568)	(13,502)	(6,685)	6,325
					(2,767)	(106,570)	(106,291)	(3,454)
Pharmaceuticals, Biotechnology & Life Sciences
Biogen, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(268)	(60,395)	(57,789)	1,518
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(32)	(25,618)	(11,068)	13,952
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,116)	(238,307)	(148,945)	81,785
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,587)	(332,946)	(202,486)	121,268
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(493)	(144,783)	(133,578)	6,869
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/12/29	(146)	(111,692)	(113,582)	(6,313)
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(124)	(32,441)	(31,358)	55
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,615)	(179,244)	(172,094)	2,271
Pfizer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,575)	(98,724)	(99,206)	(3,123)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(579)	(61,155)	(60,795)	(1,249)
Waters Corp.	USFF -0.250%	Weekly	MS	07/08/27	(103)	(35,452)	(35,456)	(908)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(724)	(268,801)	(286,494)	(25,782)
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(479)	(92,496)	(81,052)	8,915
					(13,841)	(1,682,054)	(1,433,903)	199,258
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,894)	(160,297)	(182,960)	(27,025)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,847)	(253,061)	(333,365)	(87,257)
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(951)	(178,016)	(188,098)	(17,831)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(167)	(36,062)	(20,204)	26,210
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(940)	(191,044)	(158,672)	29,969
Intel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,667)	(245,777)	(250,311)	(15,204)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(339)	(190,547)	(229,645)	(47,979)
NVIDIA Corp.	USFF -0.250%	Weekly	MS	07/11/28	(346)	(181,819)	(312,632)	(136,238)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,480)	(221,922)	(182,404)	33,813
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(900)	(96,211)	(101,547)	(8,685)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(881)	(155,216)	(153,479)	(4,293)
					(14,518)	(1,749,675)	(1,930,357)	(227,495)
Software & Services
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(660)	(170,413)	(171,877)	(6,244)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/11/28	(45)	$ (54,467)	$ (56,232)	$ (3,170)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,042)	(212,966)	(207,799)	(875)
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(237)	(150,897)	(154,050)	(9,534)
Oracle Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,283)	(154,421)	(161,158)	(11,910)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(959)	(271,678)	(272,481)	(9,583)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(275)	(47,410)	(51,959)	(6,203)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(246)	(168,032)	(187,550)	(26,715)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(416)	(186,310)	(176,804)	4,074
					(7,163)	(1,416,594)	(1,439,910)	(70,160)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(633)	(151,629)	(183,557)	(38,912)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(266)	(255,356)	(268,668)	(20,329)
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4)	(258)	(257)	110
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,100)	(150,636)	(211,544)	(75,364)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(262)	(70,175)	(78,977)	(11,607)
					(4,265)	(628,054)	(743,003)	(146,102)
Transportation
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,008)	(196,092)	(200,844)	(12,199)
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(632)	(128,257)	(138,604)	(14,274)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,164)	(78,381)	(63,167)	12,077
Uber Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,075)	(140,037)	(159,754)	(25,315)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,209)	(117,091)	(105,767)	8,170
					(8,088)	(659,858)	(668,136)	(31,541)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(5,253)	(130,735)	(94,186)	32,778
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,245)	(238,423)	(213,948)	10,552
Ameren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,326)	(190,138)	(172,031)	8,704
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,337)	(125,067)	(115,116)	2,014
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,220)	(195,347)	(149,096)	35,412
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,652)	(192,134)	(196,373)	(13,954)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,399)	(184,530)	(182,308)	(6,673)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,191)	(190,186)	(192,545)	(7,894)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,057)	(97,372)	(95,986)	(2,126)
Constellation Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(446)	(59,264)	(82,443)	(24,926)
The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,286)	$ (160,120)	$ (161,638)	$ (7,882)
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,687)	(179,892)	(189,180)	(16,989)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(102)	(10,124)	(9,864)	(212)
Edison International	USFF -0.250%	Weekly	MS	07/08/27	(2,101)	(148,030)	(148,604)	(9,184)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(208)	(21,521)	(21,981)	(1,330)
Evergy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,857)	(172,753)	(152,507)	9,140
Eversource Energy	USFF -0.250%	Weekly	MS	01/07/27	(2,219)	(163,539)	(132,630)	20,647
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,057)	(211,622)	(189,991)	9,413
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,546)	(140,926)	(136,947)	(91)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,938)	(152,035)	(123,858)	19,377
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,538)	(207,205)	(208,501)	(13,466)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	08/29/24	(2,807)	(225,852)	(209,767)	(1,564)
PPL Corp.	USFF -0.250%	Weekly	MS	01/12/29	(706)	(18,965)	(19,436)	(968)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,028)	(126,417)	(135,430)	(16,451)
Sempra	USFF -0.250%	Weekly	MS	07/08/27	(2,630)	(200,340)	(188,913)	(591)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(2,118)	(154,951)	(151,945)	(6,222)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,993)	(181,718)	(163,665)	7,743
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,886)	(180,730)	(155,123)	16,667
					(72,833)	(4,259,936)	(3,994,012)	41,924

Total Reference Entity — Short						(16,037,405)	(15,490,885)	(84,737)
Net Value of Reference Entity						$ (2,998,572)	$ 651,944	$3,862,052

*	Includes $211,536 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.1%
Gotham 1000 Value ETF	186,866	$ 4,457,502
Gotham Defensive Long 500 Fund*	79,920	1,389,808
Gotham Enhanced S&P 500 Index Fund	118,020	2,079,505
Gotham Hedged Core Fund	167,604	2,081,639
Gotham Large Value Fund	190,906	2,854,045
Gotham Neutral Fund*	105,430	1,392,735
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $11,964,862)		14,255,234
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		134,934
NET ASSETS - 100.0%		$ 14,390,168

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.6%
COMMON STOCKS — 138.6%
Automobiles & Components — 0.4%
Aptiv PLC (Jersey)*	87	$ 6,930
BorgWarner, Inc.	148	5,141
General Motors Co.†	111	5,034
		17,105
Banks — 2.2%
Bank of America Corp.	415	15,737
Citigroup, Inc.	27	1,707
Citizens Financial Group, Inc.	43	1,560
Comerica, Inc.	12	660
Fifth Third Bancorp	61	2,270
Huntington Bancshares, Inc.	13	181
JPMorgan Chase & Co.†	277	55,483
KeyCorp.	86	1,360
M&T Bank Corp.	7	1,018
PNC Financial Services Group, Inc. (The)	13	2,101
Truist Financial Corp.	123	4,795
US Bancorp	140	6,258
Wells Fargo & Co.	47	2,724
		95,854
Capital Goods — 18.2%
3M Co.†	157	16,653
A. O. Smith Corp.	92	8,230
Allegion PLC (Ireland)	22	2,964
AMETEK, Inc.	28	5,121
Builders FirstSource, Inc.*	77	16,058
Carrier Global Corp.	254	14,765
Caterpillar, Inc.†	305	111,761
Cummins, Inc.	85	25,045
Dover Corp.	32	5,670
Eaton Corp. PLC (Ireland)	14	4,378
Fastenal Co.	19	1,466
Fortive Corp.†	14	1,204
Generac Holdings, Inc.*	13	1,640
General Dynamics Corp.	49	13,842
General Electric Co.†	404	70,914
Honeywell International, Inc.†	400	82,100
Howmet Aerospace, Inc.	76	5,201
Huntington Ingalls Industries, Inc.	10	2,915
Illinois Tool Works, Inc.†	132	35,420
Ingersoll Rand, Inc.	250	23,738
Johnson Controls International PLC (Ireland)†	397	25,932
Lockheed Martin Corp.†	141	64,137
Masco Corp.	141	11,122
Nordson Corp.	3	824
Otis Worldwide Corp.	245	24,321
PACCAR, Inc.	226	27,999
Parker-Hannifin Corp.†	80	44,463
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	30	$ 2,563
Quanta Services, Inc.	22	5,716
RTX Corp.	117	11,411
Snap-on, Inc.	34	10,071
Stanley Black & Decker, Inc.	94	9,205
Textron, Inc.	124	11,895
Trane Technologies PLC (Ireland)†	127	38,125
TransDigm Group, Inc.	10	12,316
United Rentals, Inc.	40	28,844
Westinghouse Air Brake Technologies Corp.	56	8,158
WW Grainger, Inc.†	15	15,260
		801,447
Commercial & Professional Services — 1.1%
Automatic Data Processing, Inc.	58	14,485
Copart, Inc.*	9	521
Jacobs Solutions, Inc.	80	12,299
Leidos Holdings, Inc.	87	11,405
Robert Half, Inc.	32	2,537
Veralto Corp.†	76	6,738
		47,985
Consumer Discretionary Distribution & Retail — 11.1%
Amazon.com, Inc.†*	1,160	209,241
Bath & Body Works, Inc.	137	6,853
Best Buy Co., Inc.†	131	10,746
eBay, Inc.†	315	16,626
Genuine Parts Co.	86	13,324
Home Depot, Inc. (The)†	277	106,257
LKQ Corp.	82	4,380
Lowe's Cos., Inc.	39	9,934
Pool Corp.	12	4,842
Ross Stores, Inc.†	153	22,454
TJX Cos., Inc. (The)†	706	71,602
Ulta Beauty, Inc.*	29	15,164
		491,423
Consumer Durables & Apparel — 2.6%
Deckers Outdoor Corp.*	16	15,060
DR Horton, Inc.	37	6,088
Garmin Ltd. (Switzerland)	121	18,013
Hasbro, Inc.	86	4,861
Lennar Corp., Class A	26	4,472
Lululemon Athletica, Inc.*	73	28,517
Mohawk Industries, Inc.*	39	5,105
NIKE, Inc., Class B	80	7,518
PulteGroup, Inc.	66	7,961
Ralph Lauren Corp.	41	7,698
Tapestry, Inc.	145	6,885
VF Corp.	243	3,728
		115,906

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 4.5%
Booking Holdings, Inc.†	21	$ 76,186
Caesars Entertainment, Inc.*	67	2,931
Carnival Corp. (Panama)*	73	1,193
Darden Restaurants, Inc.	1	167
Expedia Group, Inc.*	72	9,918
Marriott International, Inc., Class A†	160	40,370
McDonald's Corp.†	176	49,623
MGM Resorts International*	102	4,815
Starbucks Corp.	16	1,462
Wynn Resorts Ltd.	2	204
Yum! Brands, Inc.†	96	13,310
		200,179
Consumer Staples Distribution & Retail — 0.7%
Kroger Co. (The)	440	25,137
Sysco Corp.	85	6,900
		32,037
Energy — 4.7%
APA Corp.†	93	3,197
Baker Hughes Co.	607	20,335
Coterra Energy, Inc.	11	307
Devon Energy Corp.	197	9,885
EOG Resources, Inc.	3	384
Exxon Mobil Corp.†	292	33,942
Halliburton Co.	271	10,683
Marathon Oil Corp.	133	3,769
Marathon Petroleum Corp.†	221	44,531
Phillips 66†	263	42,958
Pioneer Natural Resources Co.†	35	9,188
Schlumberger NV (Curacao)	30	1,644
Valero Energy Corp.†	146	24,921
		205,744
Equity Real Estate Investment Trusts (REITs) — 0.2%
Digital Realty Trust, Inc.	14	2,016
Extra Space Storage, Inc.	23	3,381
Realty Income Corp.†	67	3,625
Simon Property Group, Inc.	4	626
		9,648
Financial Services — 8.6%
American Express Co.	25	5,692
Ameriprise Financial, Inc.	2	877
Bank of New York Mellon Corp. (The)†	11	634
Berkshire Hathaway, Inc., Class B†*	225	94,617
BlackRock, Inc.†	14	11,672
Blackstone, Inc.	6	788
Capital One Financial Corp.	5	745
Cboe Global Markets, Inc.	29	5,328
Charles Schwab Corp. (The)	17	1,230
CME Group, Inc.†	4	861
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Corpay, Inc.*	47	$ 14,502
Discover Financial Services	3	393
Fiserv, Inc.†*	383	61,211
Franklin Resources, Inc.†	292	8,208
Goldman Sachs Group, Inc. (The)	4	1,671
Intercontinental Exchange, Inc.	45	6,184
Invesco Ltd. (Bermuda)	5	83
MarketAxess Holdings, Inc.	1	219
Mastercard, Inc., Class A†	87	41,897
Morgan Stanley	20	1,883
Northern Trust Corp.	3	267
PayPal Holdings, Inc.†*	667	44,682
Raymond James Financial, Inc.	2	257
State Street Corp.	4	309
T Rowe Price Group, Inc.†	84	10,241
Visa, Inc., Class A†	235	65,584
		380,035
Food, Beverage & Tobacco — 9.0%
Altria Group, Inc.†	1,117	48,724
Archer-Daniels-Midland Co.†	332	20,853
Bunge Global SA (Switzerland)	44	4,511
Campbell Soup Co.	77	3,423
Coca-Cola Co. (The)†	1,181	72,254
Conagra Brands, Inc.	299	8,862
General Mills, Inc.	260	18,192
Hershey Co. (The)	12	2,334
Hormel Foods Corp.	283	9,874
Kellanova	214	12,260
Keurig Dr Pepper, Inc.†	502	15,396
Kraft Heinz Co. (The)†	727	26,826
McCormick & Co., Inc., non-voting shares	60	4,609
Molson Coors Beverage Co., Class B	136	9,146
Mondelez International, Inc., Class A†	700	49,000
Philip Morris International, Inc.†	981	89,879
		396,143
Health Care Equipment & Services — 5.5%
Align Technology, Inc.*	1	328
Baxter International, Inc.	110	4,701
Cardinal Health, Inc.	155	17,345
Cencora, Inc.†	116	28,187
Centene Corp.†*	9	706
Cigna Group (The)†	179	65,011
CVS Health Corp.†	165	13,160
DaVita, Inc.†*	57	7,869
GE HealthCare Technologies, Inc.	7	636
HCA Healthcare, Inc.†	82	27,349
Humana, Inc.	75	26,004

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
McKesson Corp.†	42	$ 22,548
Medtronic PLC (Ireland)	18	1,569
Molina Healthcare, Inc.*	20	8,217
Quest Diagnostics, Inc.	19	2,529
ResMed, Inc.	66	13,070
Teleflex, Inc.	3	679
UnitedHealth Group, Inc.	3	1,484
		241,392
Household & Personal Products — 3.5%
Clorox Co. (The)	16	2,450
Colgate-Palmolive Co.†	434	39,081
Kenvue, Inc.	1,122	24,078
Kimberly-Clark Corp.†	214	27,681
Procter & Gamble Co. (The)†	375	60,844
		154,134
Insurance — 4.0%
American International Group, Inc.	8	625
Aon PLC, Class A (Ireland)†	115	38,378
Arthur J Gallagher & Co.†	28	7,001
Assurant, Inc.	4	753
Brown & Brown, Inc.	174	15,232
Chubb Ltd. (Switzerland)	5	1,296
Globe Life, Inc.	1	116
Hartford Financial Services Group, Inc. (The)	67	6,904
Loews Corp.	69	5,402
Marsh & McLennan Cos., Inc.†	312	64,266
MetLife, Inc.	138	10,227
Prudential Financial, Inc.	25	2,935
Travelers Cos., Inc. (The)	20	4,603
W R Berkley Corp.	4	354
Willis Towers Watson PLC (Ireland)	65	17,875
		175,967
Materials — 3.9%
Avery Dennison Corp.	9	2,009
Celanese Corp.	67	11,515
CF Industries Holdings, Inc.	53	4,410
Corteva, Inc.	9	519
Dow, Inc.	62	3,592
Eastman Chemical Co.	68	6,815
Ecolab, Inc.	3	693
International Flavors & Fragrances, Inc.	58	4,987
International Paper Co.†	203	7,921
LyondellBasell Industries NV, Class A (Netherlands)	102	10,433
Martin Marietta Materials, Inc.	14	8,595
Nucor Corp.†	146	28,893
Packaging Corp. of America	57	10,817
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.	143	$ 20,721
Sherwin-Williams Co. (The)	80	27,786
Steel Dynamics, Inc.	51	7,560
Vulcan Materials Co.	29	7,915
Westrock Co.	158	7,813
		172,994
Media & Entertainment — 11.5%
Alphabet, Inc., Class A†*	1,276	192,587
Charter Communications, Inc., Class A†*	45	13,078
Comcast Corp., Class A†	1,647	71,398
Electronic Arts, Inc.	70	9,287
Interpublic Group of Cos., Inc. (The)	246	8,027
Match Group, Inc.*	169	6,131
Meta Platforms, Inc., Class A†	323	156,842
Netflix, Inc.†*	40	24,293
News Corp., Class A	351	9,189
Omnicom Group, Inc.†	128	12,385
Paramount Global, Class B	149	1,754
Walt Disney Co. (The)	18	2,203
Warner Bros Discovery, Inc.*	226	1,973
		509,147
Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
AbbVie, Inc.†	75	13,657
Amgen, Inc.†	84	23,883
Bristol-Myers Squibb Co.	418	22,668
Danaher Corp.†	69	17,231
Gilead Sciences, Inc.†	159	11,647
Incyte Corp.*	68	3,874
Johnson & Johnson†	505	79,886
Merck & Co., Inc.†	375	49,481
Viatris, Inc.	16	191
		222,518
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	6	583
Semiconductors & Semiconductor Equipment — 10.7%
Applied Materials, Inc.†	189	38,977
Broadcom, Inc.†	108	143,144
KLA Corp.†	21	14,670
Lam Research Corp.†	15	14,573
Microchip Technology, Inc.†	83	7,446
Micron Technology, Inc.†	102	12,025
NVIDIA Corp.†	123	111,138
NXP Semiconductors NV (Netherlands)	28	6,938
Qorvo, Inc.*	22	2,526
QUALCOMM, Inc.	652	110,384
Skyworks Solutions, Inc.	97	10,507
		472,328

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 12.3%
Accenture PLC, Class A (Ireland)†	103	$ 35,701
Adobe, Inc.†*	6	3,028
ANSYS, Inc.*	8	2,777
Cadence Design Systems, Inc.*	25	7,782
Cognizant Technology Solutions Corp., Class A	47	3,445
EPAM Systems, Inc.*	5	1,381
Gen Digital, Inc.	374	8,377
International Business Machines Corp.†	299	57,097
Microsoft Corp.†	830	349,197
Salesforce, Inc.†	202	60,838
Synopsys, Inc.*	14	8,001
VeriSign, Inc.*	23	4,359
		541,983
Technology Hardware & Equipment — 11.6%
Amphenol Corp., Class A†	52	5,998
Apple, Inc.†	1,540	264,079
CDW Corp.	43	10,999
Cisco Systems, Inc.†	2,310	115,292
F5, Inc.*	38	7,205
Hewlett Packard Enterprise Co.	281	4,982
HP, Inc.†	624	18,857
Jabil, Inc.	80	10,716
Juniper Networks, Inc.	189	7,004
Keysight Technologies, Inc.*	54	8,445
Motorola Solutions, Inc.	48	17,039
NetApp, Inc.†	128	13,436
Super Micro Computer, Inc.*	12	12,120
TE Connectivity Ltd. (Switzerland)	98	14,234
		510,406
Telecommunication Services — 4.9%
AT&T, Inc.†	3,718	65,437
T-Mobile US, Inc.†	389	63,493
Verizon Communications, Inc.†	2,096	87,948
		216,878
Transportation — 1.8%
American Airlines Group, Inc.*	378	5,802
CH Robinson Worldwide, Inc.	26	1,980
CSX Corp.	190	7,043
Delta Air Lines, Inc.	403	19,292
FedEx Corp.†	146	42,302
Union Pacific Corp.	8	1,968
United Parcel Service, Inc., Class B†	13	1,932
		80,319
Utilities — 0.6%
Duke Energy Corp.	157	15,183
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.	127	$ 8,597
PG&E Corp.	197	3,302
		27,082
TOTAL COMMON STOCKS (Cost $4,709,207)		6,119,237

TOTAL LONG POSITIONS - 138.6% (Cost $4,709,207)		6,119,237
SHORT POSITIONS — (40.5)%
COMMON STOCKS — (40.5)%
Automobiles & Components — (0.2)%
Ford Motor Co.	(807)	(10,717)
Banks — (0.0)%
Regions Financial Corp.	(2)	(42)
Capital Goods — (2.2)%
Axon Enterprise, Inc.*	(15)	(4,693)
Boeing Co. (The)*	(123)	(23,738)
Deere & Co.	(58)	(23,823)
Emerson Electric Co.	(97)	(11,002)
IDEX Corp.	(16)	(3,904)
L3Harris Technologies, Inc.	(39)	(8,311)
Northrop Grumman Corp.	(19)	(9,094)
Rockwell Automation, Inc.	(23)	(6,701)
Xylem, Inc.	(50)	(6,462)
		(97,728)
Commercial & Professional Services — (1.6)%
Broadridge Financial Solutions, Inc.	(24)	(4,917)
Cintas Corp.	(11)	(7,557)
Dayforce, Inc.*	(33)	(2,185)
Equifax, Inc.	(26)	(6,955)
Paychex, Inc.	(19)	(2,333)
Paycom Software, Inc.	(11)	(2,189)
Republic Services, Inc.	(64)	(12,252)
Rollins, Inc.	(123)	(5,691)
Verisk Analytics, Inc.	(31)	(7,308)
Waste Management, Inc.	(85)	(18,118)
		(69,505)
Consumer Discretionary Distribution & Retail — (0.7)%
AutoZone, Inc.*	(2)	(6,303)
CarMax, Inc.*	(32)	(2,788)
Etsy, Inc.*	(27)	(1,855)
O'Reilly Automotive, Inc.*	(13)	(14,676)
Tractor Supply Co.	(21)	(5,496)
		(31,118)
Consumer Durables & Apparel — (0.2)%
NVR, Inc.*	(1)	(8,100)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (1.5)%
Airbnb, Inc., Class A*	(131)	$ (21,610)
Chipotle Mexican Grill, Inc.*	(5)	(14,534)
Domino's Pizza, Inc.	(8)	(3,975)
Hilton Worldwide Holdings, Inc.	(46)	(9,812)
Las Vegas Sands Corp.	(147)	(7,600)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(88)	(1,842)
Royal Caribbean Cruises Ltd. (Liberia)*	(51)	(7,089)
		(66,462)
Consumer Staples Distribution & Retail — (1.4)%
Costco Wholesale Corp.	(33)	(24,177)
Dollar General Corp.	(49)	(7,647)
Dollar Tree, Inc.*	(48)	(6,391)
Walmart, Inc.	(414)	(24,910)
		(63,125)
Energy — (1.9)%
Chevron Corp.	(145)	(22,872)
ConocoPhillips	(38)	(4,837)
Diamondback Energy, Inc.	(37)	(7,332)
EQT Corp.	(85)	(3,151)
Hess Corp.	(63)	(9,616)
Kinder Morgan, Inc.	(453)	(8,308)
Occidental Petroleum Corp.	(50)	(3,249)
ONEOK, Inc.	(121)	(9,701)
Targa Resources Corp.	(49)	(5,488)
Williams Cos., Inc. (The)	(263)	(10,249)
		(84,803)
Equity Real Estate Investment Trusts (REITs) — (3.3)%
Alexandria Real Estate Equities, Inc.	(34)	(4,383)
American Tower Corp.	(93)	(18,376)
AvalonBay Communities, Inc.	(29)	(5,381)
Boston Properties, Inc.	(32)	(2,090)
Camden Property Trust	(24)	(2,362)
Crown Castle, Inc.	(87)	(9,207)
Equinix, Inc.	(22)	(18,157)
Equity Residential	(78)	(4,923)
Essex Property Trust, Inc.	(13)	(3,183)
Federal Realty Investment Trust	(17)	(1,736)
Healthpeak Properties, Inc.	(111)	(2,081)
Host Hotels & Resorts, Inc.	(161)	(3,329)
Invitation Homes, Inc.	(128)	(4,558)
Iron Mountain, Inc.	(63)	(5,053)
Kimco Realty Corp.	(128)	(2,510)
Mid-America Apartment Communities, Inc.	(24)	(3,158)
Prologis, Inc.	(77)	(10,027)
Public Storage	(36)	(10,442)
Regency Centers Corp.	(38)	(2,301)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
SBA Communications Corp.	(21)	$ (4,551)
UDR, Inc.	(67)	(2,506)
Ventas, Inc.	(84)	(3,657)
VICI Properties, Inc.	(215)	(6,405)
Welltower, Inc.	(111)	(10,372)
Weyerhaeuser Co.	(150)	(5,387)
		(146,135)
Financial Services — (1.3)%
FactSet Research Systems, Inc.	(8)	(3,635)
Fidelity National Information Services, Inc.	(120)	(8,901)
Global Payments, Inc.	(54)	(7,218)
Jack Henry & Associates, Inc.	(15)	(2,606)
Moody's Corp.	(28)	(11,005)
MSCI, Inc.	(18)	(10,088)
Nasdaq, Inc.	(118)	(7,446)
S&P Global, Inc.	(10)	(4,254)
Synchrony Financial	(48)	(2,070)
		(57,223)
Food, Beverage & Tobacco — (1.0)%
Brown-Forman Corp., Class B	(105)	(5,420)
Constellation Brands, Inc., Class A	(23)	(6,250)
J M Smucker Co. (The)	(22)	(2,769)
Lamb Weston Holdings, Inc.	(30)	(3,196)
Monster Beverage Corp.*	(219)	(12,982)
PepsiCo, Inc.	(60)	(10,501)
Tyson Foods, Inc., Class A	(72)	(4,229)
		(45,347)
Health Care Equipment & Services — (4.5)%
Abbott Laboratories	(204)	(23,187)
Becton Dickinson & Co.	(60)	(14,847)
Boston Scientific Corp.*	(304)	(20,821)
Cooper Cos., Inc. (The)	(40)	(4,058)
DENTSPLY SIRONA, Inc.	(43)	(1,427)
Dexcom, Inc.*	(85)	(11,790)
Edwards Lifesciences Corp.*	(125)	(11,945)
Elevance Health, Inc.	(41)	(21,260)
Henry Schein, Inc.*	(26)	(1,964)
Hologic, Inc.*	(48)	(3,742)
IDEXX Laboratories, Inc.*	(18)	(9,719)
Insulet Corp.*	(14)	(2,400)
Intuitive Surgical, Inc.*	(72)	(28,734)
STERIS PLC (Ireland)	(22)	(4,946)
Stryker Corp.	(78)	(27,914)
Universal Health Services, Inc., Class B	(14)	(2,554)
Zimmer Biomet Holdings, Inc.	(43)	(5,675)
		(196,983)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (0.4)%
Church & Dwight Co., Inc.	(51)	$ (5,320)
Estee Lauder Cos., Inc. (The), Class A	(78)	(12,024)
		(17,344)
Insurance — (0.7)%
Aflac, Inc.	(20)	(1,717)
Allstate Corp. (The)	(45)	(7,786)
Arch Capital Group Ltd. (Bermuda)*	(76)	(7,026)
Cincinnati Financial Corp.	(32)	(3,973)
Everest Group Ltd. (Bermuda)	(9)	(3,578)
Principal Financial Group, Inc.	(49)	(4,229)
Progressive Corp. (The)	(20)	(4,136)
		(32,445)
Materials — (1.8)%
Air Products and Chemicals, Inc.	(46)	(11,145)
Albemarle Corp.	(24)	(3,162)
Amcor PLC (Jersey)	(292)	(2,777)
Ball Corp.	(65)	(4,378)
DuPont de Nemours, Inc.	(83)	(6,364)
FMC Corp.	(26)	(1,656)
Freeport-McMoRan, Inc.	(293)	(13,777)
Linde PLC (Ireland)	(51)	(23,680)
Mosaic Co. (The)	(66)	(2,142)
Newmont Corp.	(237)	(8,494)
		(77,575)
Media & Entertainment — (0.3)%
Fox Corp., Class A	(96)	(3,002)
Live Nation Entertainment, Inc.*	(48)	(5,077)
Take-Two Interactive Software, Inc.*	(20)	(2,970)
		(11,049)
Pharmaceuticals, Biotechnology & Life Sciences — (4.8)%
Agilent Technologies, Inc.	(61)	(8,876)
Biogen, Inc.*	(29)	(6,253)
Bio-Rad Laboratories, Inc., Class A*	(6)	(2,075)
Bio-Techne Corp.	(36)	(2,534)
Catalent, Inc.*	(39)	(2,202)
Charles River Laboratories International, Inc.*	(11)	(2,981)
Eli Lilly & Co.	(43)	(33,452)
Illumina, Inc.*	(19)	(2,609)
IQVIA Holdings, Inc.*	(51)	(12,897)
Mettler-Toledo International, Inc.*	(5)	(6,657)
Moderna, Inc.*	(78)	(8,312)
Pfizer, Inc.	(1,139)	(31,607)
Regeneron Pharmaceuticals, Inc.*	(21)	(20,212)
Revvity, Inc.	(25)	(2,625)
Thermo Fisher Scientific, Inc.	(65)	(37,779)
Vertex Pharmaceuticals, Inc.*	(13)	(5,434)
Waters Corp.*	(13)	(4,475)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
West Pharmaceutical Services, Inc.	(15)	$ (5,936)
Zoetis, Inc.	(96)	(16,244)
		(213,160)
Real Estate Management & Development — (0.2)%
CoStar Group, Inc.*	(88)	(8,501)
Semiconductors & Semiconductor Equipment — (3.0)%
Advanced Micro Devices, Inc.*	(95)	(17,147)
Analog Devices, Inc.	(103)	(20,372)
Enphase Energy, Inc.*	(28)	(3,387)
First Solar, Inc.*	(22)	(3,714)
Intel Corp.	(861)	(38,030)
Monolithic Power Systems, Inc.	(10)	(6,774)
ON Semiconductor Corp.*	(87)	(6,399)
Teradyne, Inc.	(31)	(3,498)
Texas Instruments, Inc.	(192)	(33,448)
		(132,769)
Software & Services — (3.1)%
Akamai Technologies, Inc.*	(31)	(3,372)
Autodesk, Inc.*	(43)	(11,198)
Fair Isaac Corp.*	(5)	(6,248)
Fortinet, Inc.*	(170)	(11,613)
Gartner, Inc.*	(11)	(5,243)
Intuit, Inc.	(37)	(24,050)
Oracle Corp.	(207)	(26,001)
Palo Alto Networks, Inc.*	(70)	(19,889)
PTC, Inc.*	(26)	(4,913)
Roper Technologies, Inc.	(10)	(5,608)
ServiceNow, Inc.*	(19)	(14,486)
Tyler Technologies, Inc.*	(10)	(4,250)
		(136,871)
Technology Hardware & Equipment — (0.8)%
Arista Networks, Inc.*	(36)	(10,439)
Corning, Inc.	(166)	(5,471)
Seagate Technology Holdings PLC (Ireland)	(42)	(3,908)
Teledyne Technologies, Inc.*	(10)	(4,293)
Trimble, Inc.*	(52)	(3,347)
Western Digital Corp.*	(66)	(4,504)
Zebra Technologies Corp., Class A*	(10)	(3,015)
		(34,977)
Transportation — (1.4)%
Expeditors International of Washington, Inc.	(27)	(3,282)
JB Hunt Transport Services, Inc.	(23)	(4,583)
Norfolk Southern Corp.	(46)	(11,724)
Old Dominion Freight Line, Inc.	(44)	(9,650)
Southwest Airlines Co.	(129)	(3,765)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Uber Technologies, Inc.*	(305)	$ (23,482)
United Airlines Holdings, Inc.*	(68)	(3,256)
		(59,742)
Utilities — (4.2)%
AES Corp. (The)	(137)	(2,456)
Alliant Energy Corp.	(61)	(3,074)
Ameren Corp.	(62)	(4,586)
American Electric Power Co., Inc.	(124)	(10,676)
American Water Works Co., Inc.	(41)	(5,011)
Atmos Energy Corp.	(31)	(3,685)
CenterPoint Energy, Inc.	(137)	(3,903)
CMS Energy Corp.	(70)	(4,224)
Consolidated Edison, Inc.	(71)	(6,448)
Constellation Energy Corp.	(65)	(12,015)
Dominion Energy, Inc.	(179)	(8,805)
DTE Energy Co.	(42)	(4,710)
Edison International	(90)	(6,366)
Entergy Corp.	(50)	(5,284)
Evergy, Inc.	(51)	(2,722)
Eversource Energy	(82)	(4,901)
Exelon Corp.	(204)	(7,664)
FirstEnergy Corp.	(136)	(5,252)
NextEra Energy, Inc.	(425)	(27,162)
NiSource, Inc.	(94)	(2,600)
Pinnacle West Capital Corp.	(26)	(1,943)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	(158)	$ (4,350)
Public Service Enterprise Group, Inc.	(107)	(7,145)
Sempra	(135)	(9,697)
Southern Co. (The)	(227)	(16,285)
WEC Energy Group, Inc.	(79)	(6,488)
Xcel Energy, Inc.	(133)	(7,149)
		(184,601)
TOTAL COMMON STOCKS (Proceeds $1,609,088)		(1,786,322)

TOTAL SHORT POSITIONS - (40.5)% (Proceeds $1,609,088)		(1,786,322)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		82,710
NET ASSETS - 100.0%		$ 4,415,625

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities
March 31, 2024
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2]	$622,614,667	$119,830,256	$ 72,507,829
Affiliated investments, at value[3]	—	104,030,580	—
Swaps, at value(a)	47,989,240	36,958,778	5,201,811
Cash and cash equivalents	3,445,766	274,389	473,639
Foreign currency, at value [4]	1,453	—	1,341
Due from broker	3,947,131	7,076,673	120,662
Receivables:
Investments sold	13,158,980	3,831,764	3,602,569
Capital shares sold	968,359	146,558	16,818
Dividends	505,224	108,036	61,573
Prepaid expenses and other assets	13,757	7,389	1,689
Total Assets	692,644,577	272,264,423	81,987,931
Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	26,000,000	34,000,000	3,600,000
Payables:
Investments purchased	9,341,411	2,248,508	1,792,323
Investment adviser	705,336	208,898	69,783
Capital shares redeemed	359,732	184,608	50,572
Administration and accounting fees	101,347	92,798	85,927
Accrued expenses	138,302	77,872	43,393
Total Liabilities	36,646,128	36,812,684	5,641,998
Contingencies and Commitments (Note 2)	N/A	N/A	N/A
Net Assets	$655,998,449	$235,451,739	$ 76,345,933
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 297,544	$ 173,533	$ 57,787
Paid-in capital	471,273,997	137,502,794	125,403,206
Total distributable earnings/(loss)	184,426,908	97,775,412	(49,115,060)
Net Assets	$655,998,449	$235,451,739	$ 76,345,933
Institutional Class Shares:
Net assets	$655,998,449	$235,451,739	$ 76,345,933
Shares outstanding	29,754,426	17,353,286	5,778,740
Net asset value, offering and redemption price per share	$ 22.05	$ 13.57	$ 13.21
[1]Non-affiliated investments, at cost	$513,520,322	$100,826,366	$ 64,173,586
[2]Includes market value of securities designated as collateral for swaps	$174,590,688	$ 73,902,527	$ 45,911,621
[3]Affiliated investments, at cost	$ —	$ 81,422,989	$ —
[4]Foreign currency, at cost	$ 1,448	$ —	$ 1,337

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Continued)
March 31, 2024
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund
Assets
Non-affiliated investments, at value[1,2]	$359,326,874	$54,070,123	$19,877,454
Affiliated investments, at value[3]	306,003,106	—	—
Swaps, at value(a)	138,678,147	—	—
Cash and cash equivalents	1,129,192	—	—
Due from broker	34,605,900	—	—
Receivables:
Investments sold	7,904,081	2,086,052	1,385,683
Capital shares sold	429,030	—	7,556
Dividends	362,295	67,936	18,650
Prepaid expenses and other assets	65,464	6,209	—
Total Assets	848,504,089	56,230,320	21,289,343
Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	139,750,000	—	—
Due to broker	132,689	—	—
Payables:
Investments purchased	3,201,205	431,770	65,734
Investment adviser	385,134	19,464	6,143
Capital shares redeemed	228,330	17,850	4,200
Administration and accounting fees	61,327	11,615	—
Distribution fees (Investor Class Shares)	3,509	—	—
Distributions to shareholders	—	—	32
Due to custodian	—	1,275,768	1,207,465
Accrued expenses	111,247	34,478	2,631
Total Liabilities	143,873,441	1,790,945	1,286,205
Contingencies and Commitments (Note 2)	—	N/A	N/A
Net Assets	$704,630,648	$54,439,375	$20,003,138
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 272,957	$ 36,414	$ 11,355
Paid-in capital	465,787,047	46,272,902	14,568,163
Total distributable earnings	238,570,644	8,130,059	5,423,620
Net Assets	$704,630,648	$54,439,375	$20,003,138
Institutional Class Shares:
Net assets	$687,303,664	$54,439,375	$20,003,138
Shares outstanding	26,621,421	3,641,449	1,135,515
Net asset value, offering and redemption price per share	$ 25.82	$ 14.95	$ 17.62
Investor Class Shares:
Net assets	$ 17,326,984	N/A	N/A
Shares outstanding	674,233	N/A	N/A
Net asset value, offering and redemption price per share	$ 25.70	N/A	N/A
[1]Non-affiliated investments, at cost	$298,346,221	$47,095,288	$14,623,098
[2]Includes market value of securities designated as collateral for swaps	$279,173,479	$ —	$ —
[3]Affiliated investments, at cost	$260,246,134	$ —	$ —

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Concluded)
March 31, 2024
(Unaudited)
	Gotham Hedged Core Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund	Gotham Enhanced 500 Plus Fund
Assets
Non-affiliated investments, at value[1,2,3]	$7,925,405	$16,337,900	$ —	$6,119,237
Affiliated investments, at value[4]	—	—	14,255,234	—
Swaps, at value(a)	—	3,862,052	—	—
Cash and cash equivalents	—	21,558	—	29,906
Due from broker	—	701,154	—	—
Deposits with brokers for securities sold short	—	—	—	94,321
Receivables:
Investments sold	1,863,359	907,530	2,369,081	130,711
Capital shares sold	17	—	—	—
Dividends	11,162	21,150	—	6,122
Investment adviser	—	—	13,731	4,541
Prepaid expenses and other assets	—	17,966	4,863	—
Total Assets	9,799,943	21,869,310	16,642,909	6,384,838
Liabilities
Securities sold short, at value[5]	2,283,526	—	—	1,786,322
Obligation to return cash collateral on swap contracts (Note 1)	—	4,550,000	—	—
Due to broker	561,278	—	—	—
Payables:
Investments purchased	638,502	49,795	—	130,418
Due to custodian	567,452	—	2,219,455	—
Investment adviser	3,975	9,602	—	—
Dividends and fees on securities sold short	2,054	—	—	1,772
Capital shares redeemed	—	—	7	—
Administration and accounting fees	—	25,201	5,918	25,003
Accrued expenses	825	29,164	27,361	25,698
Total Liabilities	4,057,612	4,663,762	2,252,741	1,969,213
Contingencies and Commitments (Note 2)	—	N/A	—	—
Net Assets	$5,742,331	$17,205,548	$14,390,168	$4,415,625
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 4,625	$ 9,891	$ 10,691	$ 3,102
Paid-in capital	4,186,841	12,582,343	10,811,694	3,265,102
Total distributable earnings	1,550,865	4,613,314	3,567,783	1,147,421
Net Assets	$5,742,331	$17,205,548	$14,390,168	$4,415,625
Institutional Class Shares:
Net assets	$5,742,331	$17,205,548	$14,390,168	$4,415,625
Shares outstanding	462,463	989,073	1,069,074	310,231
Net asset value, offering and redemption price per share	$ 12.42	$ 17.40	$ 13.46	$ 14.23
[1]Non-affiliated investments, at cost	$6,261,423	$13,288,825	$ —	$4,709,207
[2]Includes market value of securities designated as collateral for swaps	$ —	$ 7,142,454	$ —	$ —
[3]Includes market value of securities designated as collateral for shorts	$4,687,807	$ —	$ —	$3,679,306
[4]Affiliated investments, at cost	$ —	$ —	$11,964,862	$ —
[5]Proceeds received, securities sold short	$2,320,250	$ —	$ —	$1,609,088

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations
For the Six Months Ended March 31, 2024
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment income
Dividends from non-affiliated investments	$ 3,320,627	$ —	$ 353,837
Dividends from affiliated investments	—	1,172,585	—
Less: taxes withheld	(13,716)	(3,792)	(3,140)
Total investment income	3,306,911	1,168,793	350,697
Expenses
Advisory fees(Note 2)	4,431,730	1,293,573	522,399
Transfer agent fees(Note 2)	269,544	60,447	27,558
Administration and accounting fees(Note 2)	113,653	70,013	56,266
Trustees’ and officers’ fees(Note 2)	73,637	23,639	8,305
Legal fees	59,938	26,186	10,683
Audit fees	50,974	27,860	15,971
Custodian fees(Note 2)	38,336	12,096	4,879
Registration and filing fees	37,260	15,631	11,539
Shareholder reporting fees	16,571	14,084	12,978
Other expenses	24,631	13,139	11,447
Total expenses before waivers and/or reimbursements	5,116,274	1,556,668	682,025
Waivers and/or reimbursements(Note 2)	(684,544)	(263,095)	(159,626)
Net expenses after waivers and/or reimbursements	4,431,730	1,293,573	522,399
Net investment loss	(1,124,819)	(124,780)	(171,702)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	58,361,427	13,120,318	9,976,320
Net realized gain from affiliated investments	—	1,319,612	—
Net realized gain from swaps	13,689,041 (a)	11,310,891 (a)	1,405,942 (a)
Net realized gain from foreign currency transactions	1,641	611	240
Net change in unrealized appreciation on non-affiliated investments	62,479,027	10,483,154	4,036,095
Net change in unrealized appreciation on affiliated investments	—	16,111,064	—
Net change in unrealized appreciation/(depreciation) on swaps	(23,943,900) (a)	1,548,160 (a)	(6,551,269) (a)
Net change in unrealized depreciation on foreign currency translations	(539)	(239)	(48)
Net realized and unrealized gain on investments	110,586,697	53,893,571	8,867,280
Net increase in net assets resulting from operations	$109,461,878	$53,768,791	$ 8,695,578

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Continued)
For the Six Months Ended March 31, 2024
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund
Investment income
Dividends from non-affiliated investments	$ —	$ 460,422	$ 168,158
Dividends from affiliated investments	2,730,037	—	—
Interest	—	3,637	2,118
Less: taxes withheld	(1,960)	—	(7)
Total investment income	2,728,077	464,059	170,269
Expenses
Advisory fees(Note 2)	2,300,351	138,164	49,658
Transfer agent fees(Note 2)	220,809	14,342	—
Administration and accounting fees(Note 2)	92,545	9,569	—
Trustees’ and officers’ fees(Note 2)	66,249	4,142	—
Legal fees	54,980	9,295	—
Audit fees	53,524	13,732	—
Registration and filing fees	42,907	14,859	—
Custodian fees(Note 2)	38,041	1,007	—
Distribution fees (Investor Class)(Note 2)	17,506	—	—
Shareholder reporting fees	15,201	12,329	—
Support services fees	—	—	14,898
Other expenses	33,681	4,719	—
Total expenses before waivers and/or reimbursements	2,935,794	222,158	64,556
Waivers and/or reimbursements(Note 2)	(172,741)	(83,994)	(14,898)
Net expenses after waivers and/or reimbursements	2,763,053	138,164	49,658
Net investment income/(loss)	(34,976)	325,895	120,611
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	14,090,839	2,086,954	953,206
Net realized gain from affiliated investments	1,846,880	—	—
Net realized loss from swaps	(110,534) (a)	—	—
Net change in unrealized appreciation on non-affiliated investments	48,331,369	4,640,537	2,917,776
Net change in unrealized appreciation on affiliated investments	51,942,848	—	—
Net change in unrealized appreciation on swaps	23,042,899 (a)	—	—
Net realized and unrealized gain on investments	139,144,301	6,727,491	3,870,982
Net increase in net assets resulting from operations	$139,109,325	$7,053,386	$3,991,593

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Concluded)
For the Six Months Ended March 31, 2024
(Unaudited)
	Gotham Hedged Core Fund	Gotham Defensive Long 500 Fund	Gotham Total Return Fund	Gotham Enhanced 500 Plus Fund
Investment income
Dividends from non-affiliated investments	$ 93,551	$ 51,988	$ —	$ 52,131
Dividends from affiliated investments	—	—	239,956	—
Interest	—	—	2,789	—
Total investment income	93,551	51,988	242,745	52,131
Expenses
Dividends and fees on securities sold short(Note 1)	28,854	—	—	18,485
Advisory fees(Note 2)	23,132	114,926	—	19,771
Support services fees	4,957	—	—	—
Administration and accounting fees(Note 2)	—	16,853	20,408	18,597
Custodian fees(Note 2)	—	1,880	5,008	172
Registration and filing fees	—	11,464	13,753	1,075
Legal fees	—	4,516	5,778	3,126
Audit fees	—	11,955	11,837	10,741
Transfer agent fees(Note 2)	—	3,874	3,948	1,661
Trustees’ and officers’ fees(Note 2)	—	2,248	2,545	482
Shareholder reporting fees	—	12,413	11,550	11,878
Other expenses	—	8,381	2,809	4,395
Total expenses before waivers and/or reimbursements	56,943	188,510	77,636	90,383
Waivers and/or reimbursements(Note 2)	—	(73,584)	(77,636)	(49,161)
Net expenses after waivers and/or reimbursements	56,943	114,926	—	41,222
Net investment income/(loss)	36,608	(62,938)	242,745	10,909
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	546,023	1,227,094	—	305,390
Net realized gain from affiliated investments	—	—	1,291,670	—
Net realized loss from securities sold short	(130,405)	—	—	(76,856)
Net realized gain from swaps	—	895,894 (a)	—	—
Distributions of realized gains from affiliated investments	—	—	363,483	—
Net change in unrealized appreciation on non-affiliated investments	1,063,898	1,721,250	—	772,956
Net change in unrealized appreciation on affiliated investments	—	—	1,835,762	—
Net change in unrealized depreciation on securities sold short	(321,347)	—	—	(210,493)
Net change in unrealized depreciation on swaps	—	(634,432) (a)	—	—
Net realized and unrealized gain on investments	1,158,169	3,209,806	3,490,915	790,997
Net increase in net assets resulting from operations	$1,194,777	$3,146,868	$3,733,660	$ 801,906

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets
	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (1,124,819)	$ (1,946,384)	$ (124,780)	$ (1,957,422)
Net realized gains from investments, swaps and foreign currency transactions	72,052,109	44,375,380	25,751,432	28,616,102
Net change in unrealized appreciation on investments, swaps and foreign currency translations	38,534,588	55,932,160	28,142,139	18,226,603
Net increase in net assets resulting from operations	109,461,878	98,361,156	53,768,791	44,885,283
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(31,350,533)	—	(17,945,586)	(16,644,612)
Net decrease in net assets from dividends and distributions to shareholders	(31,350,533)	—	(17,945,586)	(16,644,612)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(48,926,356)	(14,051,708)	15,228,432	(50,584,970)
Total increase/(decrease) in net assets	29,184,989	84,309,448	51,051,637	(22,344,299)
Net assets
Beginning of period	626,813,460	542,504,012	184,400,102	206,744,401
End of period	$ 655,998,449	$ 626,813,460	$235,451,739	$ 184,400,102
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Neutral Fund		Gotham Index Plus Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment loss	$ (171,702)	$ (409,748)	$ (34,976)	$ (1,583,104)
Net realized gains from investments, swaps and foreign currency transactions	11,382,502	4,687,454	15,827,185	23,677,652
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	(2,515,222)	3,768,703	123,317,116	80,291,278
Net increase in net assets resulting from operations	8,695,578	8,046,409	139,109,325	102,385,826
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	—	(22,393,506)	(7,642,982)
Investor Class	N/A	N/A	(499,914)	(201,731)
Net decrease in net assets from dividends and distributions to shareholders	—	—	(22,893,420)	(7,844,713)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	2,814,868	(10,345,208)	126,221,371	(37,538,108)
Total increase/(decrease) in net assets	11,510,446	(2,298,799)	242,437,276	57,003,005
Net assets
Beginning of period	64,835,487	67,134,286	462,193,372	405,190,367
End of period	$76,345,933	$ 64,835,487	$704,630,648	$ 462,193,372
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Large Value Fund		Gotham Enhanced S&P 500 Index Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Net increase in net assets from operations:
Net investment income	$ 325,895	$ 682,202	$ 120,611	$ 229,090
Net realized gains from investments	2,086,954	3,885,626	953,206	159,086
Net change in unrealized appreciation on investments	4,640,537	1,653,630	2,917,776	2,622,884
Net increase in net assets resulting from operations	7,053,386	6,221,458	3,991,593	3,011,060
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(3,070,538)	(3,164,154)	(618,825)	(1,174,057)
Net decrease in net assets from dividends and distributions to shareholders	(3,070,538)	(3,164,154)	(618,825)	(1,174,057)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	17,632,316	(10,678,403)	(1,496,134)	3,031,172
Total increase/(decrease) in net assets	21,615,164	(7,621,099)	1,876,634	4,868,175
Net assets
Beginning of period	32,824,211	40,445,310	18,126,504	13,258,329
End of period	$54,439,375	$ 32,824,211	$ 20,003,138	$18,126,504
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Hedged Core Fund		Gotham Defensive Long 500 Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ 36,608	$ 57,058	$ (62,938)	$ (111,621)
Net realized gains from investments, securities sold short and swaps	415,618	300,362	2,122,988	2,390,768
Net change in unrealized appreciation on investments, securities sold short and swaps	742,551	594,309	1,086,818	737,984
Net increase in net assets resulting from operations	1,194,777	951,729	3,146,868	3,017,131
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(86,606)	(524,367)	—	(51,435)
Net decrease in net assets from dividends and distributions to shareholders	(86,606)	(524,367)	—	(51,435)
Decrease in net assets derived from capital share transactions (Note 4)	(2,039,650)	(199,529)	(2,340,684)	(3,218,447)
Total increase/(decrease) in net assets	(931,479)	227,833	806,184	(252,751)
Net assets
Beginning of period	6,673,810	6,445,977	16,399,364	16,652,115
End of period	$ 5,742,331	$6,673,810	$ 17,205,548	$ 16,399,364
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Concluded)
	Gotham Total Return Fund		Gotham Enhanced 500 Plus Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Net increase in net assets from operations:
Net investment income	$ 242,745	$ 156,274	$ 10,909	$ 25,959
Net realized gains from investments, securities sold short and capital gain distributions from affiliated investments	1,655,153	835,067	228,534	97,743
Net change in unrealized appreciation on investments and securities sold short	1,835,762	1,983,329	562,463	577,351
Net increase in net assets resulting from operations	3,733,660	2,974,670	801,906	701,053
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(1,448,501)	(1,753,492)	(193,783)	(436,510)
Investor Class*	N/A	(254,381)	N/A	N/A
Net decrease in net assets from dividends and distributions to shareholders	(1,448,501)	(2,007,873)	(193,783)	(436,510)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(7,580,003)	(1,147,943)	196,478	240,305
Total increase/(decrease) in net assets	(5,294,844)	(181,146)	804,601	504,848
Net assets
Beginning of period	19,685,012	19,866,158	3,611,024	3,106,176
End of period	$ 14,390,168	$ 19,685,012	$4,415,625	$3,611,024

*	Investor Class Shares were converted to Institutional Class Shares on January 30, 2023 (See Note 4).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Cash Flow
For the Six Months Ended March 31, 2024
(Unaudited)
	Gotham Hedged Core Fund	Gotham Enhanced 500 Plus Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,194,777	$ 801,906

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(7,946,149)	(4,753,830)
Proceeds from disposition of long-term portfolio investments	10,817,284	4,740,764
Purchases to cover securities sold short	(4,481,896)	(1,737,959)
Proceeds from securities sold short	3,681,022	1,759,945
Net realized gain on investments and investments sold short	(415,618)	(228,534)
Net change in unrealized appreciation/(depreciation) on investments and investments sold short	(742,551)	(562,463)
Increase in receivable for investments sold	(1,712,616)	(43,258)
Increase in dividends and interest receivable	(302)	(428)
Decrease in receivable from investment adviser	—	13,261
Decrease in prepaid expenses and other assets	—	422
Increase in payable for investments purchased	488,118	43,069
Decrease in payable for dividends and fees on securities sold short	(232)	(71)
Increase in payable to investment adviser	40	—
Increase/(decrease) in accrued expense payable	(13)	5,071
Net cash provided by operating activities	881,864	37,895
Cash flows from financing activities:
Proceeds from shares sold	70,239	2,695
Payment of shares redeemed	(2,196,512)	—
Increase in due to broker	561,278	—
Increase in due to custodian	567,452	—
Net cash provided by (used in) financing activities	(997,543)	2,695
Net increase (decrease) in cash and restricted cash	(115,679)	40,590
Cash and restricted cash:
Beginning of period	$ 115,679	$ 83,637
End of period	$ —	$ 124,227
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Unrestricted Cash	$ 16,132	$ 46,314
Restricted Cash	$ 99,547	$ 37,323
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Unrestricted Cash	$ —	$ 29,906
Restricted Cash	$ —	$ 94,321

Supplemental disclosure of cash flow information:
Cash received during the period for financing charges	$ 8,650	$ 3,642
Reinvestment of dividends	$ 86,606	$ 193,783
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Absolute Return Fund Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 19.39	$ 16.37	$ 16.73	$ 14.39	$ 15.01	$ 14.86
Net investment loss(1)	(0.04)	(0.06)	(0.04)	(0.06)	(0.06)	(0.00) (2)
Net realized and unrealized gain/(loss) on investments	3.84	3.08	(0.32)	2.40	(0.56)	0.15
Total from investment operations	3.80	3.02	(0.36)	2.34	(0.62)	0.15
Dividends and distributions to shareholders from:
Net realized capital gains	(1.14)	—	—	—	—	—
Redemption fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period	$ 22.05	$ 19.39	$ 16.37	$ 16.73	$ 14.39	$ 15.01
Total investment return(4)	20.55%	18.45%	(2.15)%	16.26%	(4.13)%	1.01%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$655,998	$626,813	$542,504	$499,529	$505,989	$857,247
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.50% (5)	1.50%	1.50%	1.50%	2.55% (6)	2.58% (6)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	1.73% (5)	1.73%	1.74%	1.77%	2.65% (6)	2.60% (6)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.38)% (5)	(0.33)%	(0.21)%	(0.39)%	(0.39)%	(0.02)% (8)
Portfolio turnover rate	127% (9)	250%	284%	210%	259%	233%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 2.05% and 2.15% for the years ended September 30, 2020 and 2019, respectively.
(7)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(8)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(9)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced Return Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 11.53	$ 9.90	$ 12.92	$ 10.21	$ 14.51	$ 15.55
Net investment loss(1)	(0.01)	(0.10)	(0.04)	(0.04)	(0.04)	(0.08)
Net realized and unrealized gain/(loss) on investments	3.18	2.54	(0.58)	2.77	(0.48)	0.26
Total from investment operations	3.17	2.44	(0.62)	2.73	(0.52)	0.18
Dividends and distributions to shareholders from:
Net investment income	—	—	—	(0.02)	—	—
Net realized capital gains	(1.13)	(0.81)	(2.40)	—	(3.78)	(1.22)
Total dividends and distributions to shareholders	(1.13)	(0.81)	(2.40)	(0.02)	(3.78)	(1.22)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 13.57	$ 11.53	$ 9.90	$ 12.92	$ 10.21	$ 14.51
Total investment return(3)	29.71%	25.53%	(8.04)%	26.73%	(6.81)%	1.79%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$235,452	$184,400	$206,744	$227,319	$236,725	$519,067
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.28% (4)	1.27%	1.50%	1.50%	2.12% (5)	3.56% (5)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.54% (4)	1.55%	1.76%	1.79%	2.22% (5)	3.56% (5)
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.12)% (4)	(0.95)%	(0.38)%	(0.36)%	(0.37)%	(0.56)%
Portfolio turnover rate	97% (7)	222%	288% (8)	203%	213%	204%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 2.06% and 2.15% for years ended September 30, 2020 and 2019, respectively.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Neutral Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 11.69	$ 10.34	$ 9.32	$ 9.19	$ 10.35	$ 10.25
Net investment income/(loss)(1)	(0.03)	(0.07)	(0.02)	(0.05)	(0.09)	0.01
Net realized and unrealized gain/(loss) on investments	1.55	1.42	1.04	0.18	(1.07)	0.09
Total from investment operations	1.52	1.35	1.02	0.13	(1.16)	0.10
Redemption fees	—	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 13.21	$ 11.69	$ 10.34	$ 9.32	$ 9.19	$ 10.35
Total investment return(3)	13.00%	13.06%	10.94%	1.42%	(11.21)%	0.98%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$76,346	$64,835	$67,134	$40,168	$55,675	$181,413
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including dividend and interest expense)	1.50% (4)	1.50%	1.50%	1.50%	2.79% (5)	2.34% (5)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(6)	1.96% (4)	1.96%	1.94%	2.07%	2.90% (5)	2.33% (5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.49)% (4)	(0.61)%	(0.23)%	(0.53)%	(0.95)%	0.11% (7)
Portfolio turnover rate	205% (8)	366%	408%	282%	356%	331%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including recoupments, waivers and/or reimbursements for the Fund would be 2.09% and 2.15% for the years ended September 30, 2020 and 2019, respectively.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 21.39	$ 17.33	$ 20.30	$ 16.19	$ 15.18	$ 15.73
Net investment income/(loss)(1)	(0.00) (2)	(0.07)	0.02	0.10	0.14	0.13
Net realized and unrealized gain/(loss) on investments	5.34	4.47	(1.84)	4.19	1.09	(0.39)
Total from investment operations	5.34	4.40	(1.82)	4.29	1.23	(0.26)
Dividends and distributions to shareholders from:
Net investment income	(0.14)	—	(0.10)	(0.18)	(0.22)	(0.06)
Net realized capital gains	(0.77)	(0.34)	(1.05)	—	—	(0.23)
Total dividends and distributions to shareholders	(0.91)	(0.34)	(1.15)	(0.18)	(0.22)	(0.29)
Redemption fees	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period	$ 25.82	$ 21.39	$ 17.33	$ 20.30	$ 16.19	$ 15.18
Total investment return(4)	25.73%	25.62%	(9.97)%	26.76%	8.14%	(1.57)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$687,304	$450,304	$394,850	$444,756	$394,773	$647,415
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	0.93% (5)	0.92%	0.96%	1.13%	1.17% (6)	2.99% (6)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	0.98% (5)	1.01%	1.04%	1.22%	1.25% (6)	3.04% (6)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.01)% (5)	(0.34)%	0.11%	0.55%	0.89%	0.89%
Portfolio turnover rate	73% (8)	125%	169% (9)	158% (9)	224%	253%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund’s Institutional Class Shares would be 1.15% and 1.15% for the years ended September 30, 2020 and 2019, respectively.
(7)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.
(9)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 21.27	$ 17.28	$ 20.23	$ 16.15	$ 15.13	$ 15.70
Net investment income/(loss)(1)	(0.03)	(0.12)	(0.03)	0.06	0.10	(0.06)
Net realized and unrealized gain/(loss) on investments	5.31	4.45	(1.82)	4.16	1.10	(0.24)
Total from investment operations	5.28	4.33	(1.85)	4.22	1.20	(0.30)
Dividends and distributions to shareholders from:
Net investment income	(0.08)	—	(0.05)	(0.14)	(0.18)	(0.04)
Net realized capital gains	(0.77)	(0.34)	(1.05)	—	—	(0.23)
Total dividends and distributions to shareholders	(0.85)	(0.34)	(1.10)	(0.14)	(0.18)	(0.27)
Redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 25.70	$ 21.27	$ 17.28	$ 20.23	$ 16.15	$ 15.13
Total investment return(3)	25.54%	25.29%	(10.13)%	26.33%	7.94%	(1.82)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$17,327	$11,889	$10,340	$12,671	$10,278	$17,464
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.18% (4)	1.17%	1.21%	1.38%	1.42% (5)	4.28% (5)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.23% (4)	1.26%	1.30%	1.47%	1.50% (5)	4.34% (5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.26)% (4)	(0.59)%	(0.14)%	0.30%	0.64%	(0.40)%
Portfolio turnover rate	73% (7)	125%	169% (8)	158% (8)	224%	253%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund’s Investor Class Shares would be 1.40% and 1.40% for the years ended September 30, 2020 and 2019, respectively.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Large Value Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 13.81	$ 12.80	$ 16.71	$ 12.98	$ 13.29	$ 13.02
Net investment income(1)	0.12	0.25	0.23	0.20	0.25	0.20
Net realized and unrealized gain/(loss) on investments	2.35	1.78	(1.27)	3.76	(0.22)	0.18
Total from investment operations	2.47	2.03	(1.04)	3.96	0.03	0.38
Dividends and distributions to shareholders from:
Net investment income	(0.22)	(0.14)	(0.25)	(0.23)	(0.23)	(0.01)
Net realized capital gains	(1.11)	(0.88)	(2.62)	—	(0.11)	(0.10)
Total dividends and distributions to shareholders	(1.33)	(1.02)	(2.87)	(0.23)	(0.34)	(0.11)
Redemption fees	0.00 (2)	—	0.00 (2)	—	0.00 (2)	—
Net asset value, end of period	$ 14.95	$ 13.81	$ 12.80	$ 16.71	$ 12.98	$ 13.29
Total investment return(3)	19.38%	15.96%	(8.83)%	30.83%	0.04%	3.11%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$54,439	$32,824	$40,445	$65,351	$70,003	$58,978
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.75% (4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.21% (4)	1.21%	1.09%	1.05%	1.03%	1.05%
Ratio of net investment income to average net assets	1.77% (4)	1.82%	1.50%	1.29%	1.95%	1.61%
Portfolio turnover rate	160% (6)	191%	290%	226%	406%	316%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 14.90	$ 13.20	$ 16.07	$ 12.86	$ 11.93	$ 13.70
Net investment income(1)	0.10	0.20	0.20	0.17	0.21	0.19
Net realized and unrealized gain/(loss) on investments	3.13	2.60	(1.96)	3.17	1.14	0.03
Total from investment operations	3.23	2.80	(1.76)	3.34	1.35	0.22
Dividends and distributions to shareholders from:
Net investment income	(0.23)	(0.11)	(0.17)	(0.13)	(0.15)	(0.21)
Net realized capital gains	(0.28)	(0.99)	(0.94)	—	(0.27)	(1.78)
Total dividends and distributions to shareholders	(0.51)	(1.10)	(1.11)	(0.13)	(0.42)	(1.99)
Redemption fees	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$ 17.62	$ 14.90	$ 13.20	$ 16.07	$ 12.86	$ 11.93
Total investment return(3)	22.16%	22.11%	(12.25)%	26.17%	11.53%	3.46%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$20,003	$18,127	$13,258	$15,569	$ 6,346	$ 6,635
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.50% (4)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	0.65% (4)	0.65%	0.65%	1.12%	2.13%	3.20%
Ratio of net investment income to average net assets	1.21% (4)	1.39%	1.31%	1.14%	1.75%	1.65%
Portfolio turnover rate	83% (6)	152%	193%	178%	345%	328%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Hedged Core Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 10.51	$ 9.84	$ 12.88	$ 11.33	$ 11.16	$ 12.61
Net investment income(1)	0.06	0.09	0.09	0.13	0.13	0.14
Net realized and unrealized gain/(loss) on investments	2.00	1.38	(0.84)	1.51	0.70	(0.11)
Total from investment operations	2.06	1.47	(0.75)	1.64	0.83	0.03
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.07)	(0.17)	(0.07)	(0.17)	(0.07)
Net realized capital gains	(0.04)	(0.73)	(2.12)	(0.02)	(0.49)	(1.41)
Total dividends and distributions to shareholders	(0.15)	(0.80)	(2.29)	(0.09)	(0.66)	(1.48)
Redemption fees	0.00 (2)	—	—	0.00 (2)	—	—
Net asset value, end of period	$ 12.42	$ 10.51	$ 9.84	$ 12.88	$ 11.33	$ 11.16
Total investment return(3)	19.81%	15.13%	(8.37)%	14.56%	7.59%	0.86%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 5,742	$ 6,674	$ 6,446	$ 8,177	$ 8,804	$ 2,582
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)(4)	1.72% (5)	1.75%	1.71%	1.66%	1.52%	1.00%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	1.72% (5)	1.75%	1.71%	2.10% (6)	3.47% (6)	4.05% (6)
Ratio of net investment income to average net assets (including dividend and interest expense)	1.11% (5)	0.84%	0.78%	1.07%	1.20%	1.29%
Portfolio turnover rate	89% (7)	195%	218%	205%	267%	228%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.85%, 0.85%, 0.85%, 0.85%, 0.85% and 0.85% for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Defensive Long 500 Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 14.46	$ 12.35	$ 12.87	$ 11.98	$ 13.20	$ 13.78
Net investment income/(loss)(1)	(0.06)	(0.08)	0.03	0.06	0.14	0.13
Net realized and unrealized gain/(loss) on investments	3.00	2.23	(0.46)	0.96	(1.17)	0.32
Total from investment operations	2.94	2.15	(0.43)	1.02	(1.03)	0.45
Dividends and distributions to shareholders from:
Net investment income	—	(0.04)	(0.09)	(0.13)	(0.08)	(0.07)
Net realized capital gains	—	—	—	—	(0.11)	(0.96)
Total dividends and distributions to shareholders	—	(0.04)	(0.09)	(0.13)	(0.19)	(1.03)
Redemption fees	—	—	—	—	0.00 (2)	—
Net asset value, end of period	$ 17.40	$ 14.46	$ 12.35	$ 12.87	$ 11.98	$ 13.20
Total investment return(3)	20.33%	17.38%	(3.41)%	8.65%	(7.95)%	3.71%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$17,206	$16,399	$16,652	$35,037	$54,675	$59,368
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)	1.35% (4)	1.35%	1.35%	1.35%	1.35%	3.21% (5)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	2.21% (4)	2.09%	1.96%	1.78%	1.66%	3.81% (5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.74)% (4)	(0.56)%	0.23%	0.51%	1.11%	1.03%
Portfolio turnover rate	87% (7)	208%	227%	163%	294%	429%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.42% for the year ended September 30, 2019.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Total Return Fund Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares*
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 12.06	$ 11.45	$ 13.03	$ 11.70	$ 13.28	$ 13.38
Net investment income(1)	0.15	0.09	0.11	0.08	0.11	0.05
Net realized and unrealized gain/(loss) on investments	2.14	1.69	(1.04)	1.33	(0.91)	0.03
Total from investment operations	2.29	1.78	(0.93)	1.41	(0.80)	0.08
Dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.07)	(0.13)	(0.08)	(0.11)	(0.05)
Net realized capital gains	(0.72)	(1.10)	(0.52)	(0.00) (2)	(0.67)	(0.13)
Total dividends and distributions to shareholders	(0.89)	(1.17)	(0.65)	(0.08)	(0.78)	(0.18)
Redemption fees	—	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period	$ 13.46	$ 12.06	$ 11.45	$ 13.03	$ 11.70	$ 13.28
Total investment return(4)	19.99%	15.86%	(7.87)%	12.17%	(6.54)%	0.67%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$14,390	$19,685	$17,280	$23,987	$25,967	$32,167
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.00% (5)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	0.75% (5)	0.87%	0.72%	0.66%	0.59%	0.69%
Ratio of net investment income to average net assets	2.34% (5)	0.74%	0.87%	0.68%	0.94%	0.35%
Portfolio turnover rate	4% (7)	35%	9%	85%	55%	3%

*	Investor Class Shares were converted to Institutional Class Shares on January 30, 2023 (See Note 4).
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced 500 Plus Fund Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 12.27	$ 11.40	$ 13.91	$ 11.47	$ 11.86	$ 13.99
Net investment income(1)	0.04	0.09	0.10	0.07	0.13	0.10
Net realized and unrealized gain/(loss) on investments	2.58	2.38	(1.00)	2.50	0.47	0.07
Total from investment operations	2.62	2.47	(0.90)	2.57	0.60	0.17
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.07)	(0.07)	(0.13)	(0.14)	(0.12)
Net realized capital gains	(0.55)	(1.53)	(1.54)	—	(0.85)	(2.18)
Total dividends and distributions to shareholders	(0.66)	(1.60)	(1.61)	(0.13)	(0.99)	(2.30)
Redemption fees	—	—	—	—	—	—
Net asset value, end of period	$ 14.23	$ 12.27	$ 11.40	$ 13.91	$ 11.47	$ 11.86
Total investment return(2)	22.20%	23.21%	(8.30)%	22.56%	4.95%	2.78%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 4,416	$ 3,611	$ 3,106	$ 3,556	$ 2,891	$ 2,960
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any(3)	2.08% (4)	2.15%	2.12%	2.06%	2.21%	2.20%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(3)(5)	4.57% (4)	5.23%	4.44%	4.70%	5.04%	5.23%
Ratio of net investment income to average net assets	0.55% (4)	0.76%	0.73%	0.50%	1.15%	0.90%
Portfolio turnover rate	86% (6)	162%	191%	140%	263%	274%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.15%, 1.15%, 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31,2024 and years ended September 30, 2023, 2022, 2021, 2020 and 2019, respectively.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Notes to Financial Statements
March 31, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Index Plus Fund, the Gotham Large Value Fund, the Gotham Enhanced S&P 500 Index Fund, the Gotham Hedged Core Fund, the Gotham Defensive Long 500 Fund, the Gotham Total Return Fund and the Gotham Enhanced 500 Plus Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class. The Gotham Index Plus Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:
Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013
Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Large Value Fund (“Large Value”)	December 31, 2015
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Hedged Core Fund (“Hedged Core”)	September 30, 2016
Gotham Defensive Long 500 Fund (“Defensive Long 500”)	September 30, 2016
Gotham Total Return Fund (“Total Return”) (operates as a “Fund of Funds”)	March 31, 2015
Gotham Enhanced 500 Plus Fund (“Enhanced 500 Plus”)	September 30, 2016
All the Funds, except for Large Value, Enhanced S&P 500 Index and Total Return, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Total Return seeks to achieve its investment objective by primarily investing in other investment companies advised or sub-advised by Gotham.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by Gotham Asset Management, LLC (“Gotham” or “the Adviser”) as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. OTC investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0, $0, and $0 held by the Absolute Return, Enhanced Return and Neutral, respectively; and total return swaps with an end of period unrealized appreciation of $47,989,240, $36,958,778, $5,201,811, $138,678,147 and $3,862,052 held by Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500, respectively. These securities are considered Level 2 as of and for the six months ended March 31, 2024.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, capitalized dividends on short sales, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund's shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
The SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act. The Derivatives Rule generally requires a fund to adopt a written derivatives risk management program with risk guidelines that must cover certain elements, but that will otherwise be tailored based on how a fund’s use of derivatives may affect its investment portfolio and overall risk profile. A fund’s derivatives risk management program must also include provisions for stress testing, backtesting, internal reporting and escalation, and program review elements.
The Derivatives Rule requires funds engaging in derivatives transactions to comply with an outer limit on fund leverage risk based on a fund’s value at risk (“VaR”). This outer limit is based on a relative VaR test that compares the fund’s VaR to the VaR of a designated reference portfolio for that fund, or, in the absence of an appropriate reference portfolio, to 20% of the value of the fund’s net assets.
The Derivatives Rule requires that a Fund’s Board of Directors approve the appointment of a person or persons to oversee the administration of a Fund’s derivatives risk management program (“Derivatives Risk Manager” or “DRM”). The Board has appointed a person or persons from the Fund’s investment adviser to serve as the DRM for the Program pursuant to Rule 18f-4. The DRM responsibilities include:
•       Regular communication with the Investment Adviser with respect to the implementation of the Program;

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
•       Completion and monitoring of a risk assessment for each Fund; and
•       Periodic reporting to the Board.
Short Sales — All Funds except for Large Value and Enhanced S&P 500 Index may sell securities short. Total Return indirectly invests in short sales through its underlying securities. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission (“SEC”) and other applicable regulatory bodies with respect to coverage of short sales.
As of March 31, 2024, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:
	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Hedged Core	$2,283,526	$4,687,807	$ —
Enhanced 500 Plus	1,786,322	3,679,306	94,321
In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statements of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section on the Statements of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2024:
	Dividends on Securities Sold Short	Rebate (Income)/Fees
Hedged Core	$20,204	$(65,473)
Enhanced 500 Plus	14,843	(39,815)
The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds' respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statements of Operations and are as follows for the six months ended March 31, 2024:
	Short Sales (Deposits) Proceeds	Financing Charges
Hedged Core	$2,741,360	$74,123
Enhanced 500 Plus	1,708,177	43,457
Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.
Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2024, only Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 held total return swaps.
For the six months ended March 31, 2024, the quarterly average notional value of the total return swaps for each Fund was as follows:
Notional Amount
Absolute Return	$(262,987,745)
Enhanced Return	(25,045,682)
Neutral	(54,584,672)
Index Plus	(88,912,486)
Defensive Long 500	(3,036,786)
Counterparty Risk — During the six months ended March 31, 2024, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.
The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.
For both Hedged Core and Enhanced 500 Plus, the Funds may use prime brokers with respect to its shorting strategy, which involves counterparty risk, including the risk that a prime broker may default on its obligation or become insolvent and that the Funds may lose its collateral deposit or short sale proceeds.
Liquidity Risk — During the six months ended March 31, 2024, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — During the six months ended March 31, 2024, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds' net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — During the six months ended March 31, 2024, Absolute Return, Enhanced Return, Neutral, Index Plus and Defensive Long 500 were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
				Gross Amount Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Absolute Return	$ 47,989,240	$—	$ 47,989,240	$—	$ (26,000,000)	$21,989,240
Enhanced Return	36,958,778	—	36,958,778	—	(34,000,000)	2,958,778
Neutral	5,201,811	—	5,201,811	—	(3,600,000)	1,601,811
Index Plus	138,678,147	—	138,678,147	—	(138,678,147)	—
Defensive Long 500	3,862,052	—	3,862,052	—	(3,862,052)	—

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.
2. Transactions with Related Parties and Other Service Providers
Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:
Absolute Return(1)	1.50%
Enhanced Return(1)	1.50%
Neutral	1.50%
Index Plus(1)	1.00%
Large Value	0.75%
Enhanced S&P 500 Index(2)	0.50%
Hedged Core(2)	0.70%
Defensive Long 500	1.35%
Total Return(3)	—
Enhanced 500 Plus	1.00%

(1)	Gotham has contractually agreed to reduce the Fund's annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and the amount of such reduction is calculated based on the Fund's average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in such underlying fund's “Annual Fund Operating Expenses” table in the summary section of an underlying fund's currently effective prospectus. The effect of the reduction is intended to provide that Gotham's aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the annual investment advisory fee paid by the Fund, as shown in the table.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
(2)	Enhanced S&P 500 Index and Hedged Core, respectively, entered into a Support, Service and Fee Assumption Agreement (“Agreement”) with Gotham, whereby Gotham will assume and undertake to pay substantially all Fund expenses, except investment advisory fees. Under the Agreement, Gotham is entitled to a fee, computed daily and payable monthly, equal to the lesser of (i) the annualized rate of 0.15% of the Fund’s average daily net assets, or (ii) the actual amount of Gotham’s payment obligation under the Agreement.
(3)	For Total Return, Gotham is not entitled to receive an investment advisory fee on assets invested in investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of Total Return’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from Total Return on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. Total Return does not currently expect to invest in assets other than underlying funds; however, to the extent it does, Total Return will pay an investment advisory fee on such assets.
For all Funds, except for Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). For Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Other Expense Limitation”). Both the Expense Limitation and the Other Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation and Other Expense Limitation amounts, respectively, as a percentage of average daily net assets, in effect during the six months ended March 31, 2024.
	Institutional Class	Investor Class	Termination Date
Absolute Return	0.00%	N/A	January 31, 2026
Enhanced Return	0.00%	N/A	January 31, 2026
Neutral	1.50%	N/A	January 31, 2026
Index Plus	0.15%	0.15%	January 31, 2026
Large Value	0.75%	N/A	January 31, 2026
Enhanced S&P 500 Index	0.00%	N/A	January 31, 2026
Hedged Core	0.85%	N/A	January 31, 2026
Defensive Long 500	1.35%	N/A	January 31, 2026
Total Return(1)	0.00%	N/A	January 31, 2026
Enhanced 500 Plus	1.15%	N/A	January 31, 2026

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
For the six months ended March 31, 2024, investment advisory fees accrued and waivers were as follows:
	Gross Advisory Fee	Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$4,431,730	$(684,544)	$3,747,186
Enhanced Return	1,293,573	(263,095)	1,030,478
Neutral	522,399	(159,626)	362,773
Index Plus	2,300,351	(172,741)	2,127,610
Large Value	138,164	(83,994)	54,170
Enhanced S&P 500 Index	49,658	(14,898)	34,760
Hedged Core	23,132	—	23,132
Defensive Long 500	114,926	(73,584)	41,342
Total Return	—	(77,636)	(77,636)
Enhanced 500 Plus	19,771	(49,161)	(29,390)
For all Funds, except for Absolute Return, Enhanced Return, Neutral, Large Value, Enhanced S&P 500 Index and Defensive Long 500, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2024, the amounts of potential reimbursement from the Funds to the Adviser are as follows:
	Expiration
	09/30/2024	09/30/2025	09/30/2026	03/31/2027	Total
Index Plus
Institutional Class	$154,354	$402,809	$417,473	$168,603	$1,143,239
Investor Class	4,528	10,996	10,888	4,138	30,550
Total Return	88,762	195,738	172,817	77,636	534,953
Enhanced 500 Plus	54,290	83,147	106,046	49,161	292,644
The Funds have not recorded a commitment or contingent liability at March 31, 2024.
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the average daily net assets of Index Plus's Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
Investment in Affiliated Funds
The following table lists each issuer owned by Enhanced Return, Index Plus and Total Return that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2024:
Enhanced Return
Name of Issuer	Value at 09/30/23	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$40,905,876	$14,003,860	$10,961,912	$1,319,612	$ 6,972,824	$ 52,240,260	2,190,000	$ 674,908	$—
Gotham Enhanced 500 ETF	42,652,080	—	—	—	9,138,240	51,790,320	1,800,000	497,677	—
Total	$83,557,956	$14,003,860	$10,961,912	$1,319,612	$16,111,064	$104,030,580		$1,172,585	$—
Index Plus
Name of Issuer	Value at 09/30/23	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Dividend Income	Distributions of Realized Gains
Gotham Enhanced 500 ETF	$214,689,245	$63,140,013	$25,615,880	$1,846,880	$51,942,848	$306,003,106	10,635,300	$2,730,037	$—

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Total Return
Name of Issuer	Value at 09/30/23	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$ 5,762,776	$ 35,631	$2,415,077	$ 393,108	$ 681,064	$ 4,457,502	186,866	$101,316	$ —
Gotham Defensive Long 500 Fund	1,984,489	—	984,846	348,337	41,828	1,389,808	79,920	—	—
Gotham Enhanced S&P 500 Index Fund	3,169,848	107,307	1,755,488	386,064	171,774	2,079,505	118,020	48,441	58,865
Gotham Hedged Core Fund	2,913,476	42,189	1,388,833	183,803	331,004	2,081,639	167,604	30,851	11,338
Gotham Large Value Fund	3,654,418	636,764	1,769,012	(221,865)	553,740	2,854,045	190,906	59,348	293,280
Gotham Neutral Fund	1,998,012	20,664	884,516	202,223	56,352	1,392,735	105,430	—	—
Total	$19,483,019	$842,555	$9,197,772	$1,291,670	$1,835,762	$14,255,234		$239,956	$363,483
3. Investment in Securities
For the six months ended March 31, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Absolute Return	$719,023,740	$809,601,924
Enhanced Return	195,917,533	188,211,225
Neutral	134,446,640	136,551,280
Index Plus	520,517,109	403,962,989
Large Value	73,946,993	59,080,907
Enhanced S&P 500 Index	16,077,110	18,008,957
Hedged Core	7,928,163	10,798,737
Defensive Long 500	14,019,094	16,172,677
Total Return	842,555	9,197,772
Enhanced 500 Plus	4,744,609	4,730,496
For the six months ended March 31, 2024, the Funds had no purchases and sales of U.S. Government securities.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
4. Capital Share Transactions
For six months ended March 31, 2024 and the year ended September 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class
Sales	4,902,693	$ 98,726,751	8,477,602	$ 155,573,132
Reinvestments	653,973	12,458,179	—	—
Redemption Fees*	—	155	—	447
Redemptions	(8,123,242)	(160,111,441)	(9,293,665)	(169,625,287)
Net decrease	(2,566,576)	$ (48,926,356)	(816,063)	$ (14,051,708)

Enhanced Return:
Institutional Class
Sales	1,236,198	$ 15,228,920	3,547,437	$ 37,676,157
Reinvestments	1,481,304	16,398,034	1,517,004	15,822,357
Redemption Fees*	—	5,094	—	24
Redemptions	(1,356,789)	(16,403,616)	(9,962,634)	(104,083,508)
Net increase/(decrease)	1,360,713	$ 15,228,432	(4,898,193)	$ (50,584,970)

Neutral:
Institutional Class
Sales	639,939	$ 7,893,996	890,177	$ 9,661,525
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	(409,252)	(5,079,128)	(1,835,161)	(20,006,733)
Net increase/(decrease)	230,687	$ 2,814,868	(944,984)	$ (10,345,208)

Index Plus:
Institutional Class
Sales	6,733,752	$ 150,756,309	3,228,802	$ 64,260,674
Reinvestments	595,463	13,016,824	274,450	5,192,591
Redemption Fees*	—	6,344	—	295
Redemptions	(1,757,416)	(40,243,513)	(5,233,799)	(106,179,078)
Net increase/(decrease)	5,571,799	$ 123,535,964	(1,730,547)	$ (36,725,518)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value

Investor Class
Sales	142,504	$ 3,325,199	29,396	$ 591,271
Reinvestments	22,533	490,529	10,495	197,825
Redemption Fees*	—	156	—	8
Redemptions	(49,810)	(1,130,477)	(79,384)	(1,601,694)
Net increase/(decrease)	115,227	$ 2,685,407	(39,493)	$ (812,590)

Total net increase/(decrease)	5,687,026	$ 126,221,371	(1,770,040)	$ (37,538,108)

Large Value:
Institutional Class
Sales	1,594,591	$ 22,441,280	223,208	$ 3,069,441
Reinvestments	233,726	3,031,430	229,612	3,134,210
Redemption Fees*	—	229	—	—
Redemptions	(564,289)	(7,840,623)	(1,235,712)	(16,882,054)
Net increase/(decrease)	1,264,028	$ 17,632,316	(782,892)	$ (10,678,403)

Enhanced S&P 500 Index:
Institutional Class
Sales	117,673	$ 1,881,534	349,659	$ 5,021,211
Reinvestments	40,464	618,689	87,143	1,173,810
Redemption Fees*	—	—	—	135
Redemptions	(239,194)	(3,996,357)	(224,572)	(3,163,984)
Net increase/(decrease)	(81,057)	$ (1,496,134)	212,230	$ 3,031,172

Hedged Core:
Institutional Class
Sales	6,221	$ 70,256	194	$ 1,941
Reinvestments	7,866	86,606	50,909	524,367
Redemption Fees*	—	67	—	—
Redemptions	(186,759)	(2,196,579)	(71,179)	(725,837)
Net decrease	(172,672)	$ (2,039,650)	(20,076)	$ (199,529)

Defensive Long 500:
Institutional Class
Sales	30,674	$ 501,853	238,867	$ 3,246,406
Reinvestments	—	—	3,676	51,435
Redemption Fees*	—	—	—	—
Redemptions	(175,684)	(2,842,537)	(456,322)	(6,516,288)
Net decrease	(145,010)	$ (2,340,684)	(213,779)	$ (3,218,447)

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
	Shares	Value	Shares	Value

Total Return:
Institutional Class+
Sales	1,089	$ 12,999	2,840	$ 33,377
Reinvestments	122,128	1,443,551	149,698	1,746,981
Redemption Fees*	—	—	—	18
Redemptions	(686,158)	(9,036,553)	(122,476)	(1,416,920)
Converted from Investor Class Shares	—	—	92,912	1,089,202
Net increase/(decrease)	(562,941)	$ (7,580,003)	122,974	$ 1,452,658

Investor Class+
Sales	—	$ —	954	$ 11,950
Reinvestments	—	—	21,817	254,381
Redemption Fees*	—	—	—	1
Redemptions	—	—	(156,265)	(1,777,724)
Converted to Institutional Class Shares	—	—	(92,993)	(1,089,209)
Net decrease	—	$ —	(226,487)	$ (2,600,601)

Total net decrease	(562,941)	$ (7,580,003)	(103,513)	$ (1,147,943)

Enhanced 500 Plus:
Institutional Class
Sales	190	$ 2,695	862	$ 9,500
Reinvestments	15,806	193,783	39,432	436,510
Redemption Fees*	—	—	—	—
Redemptions	—	—	(18,556)	(205,705)
Net increase	15,996	$ 196,478	21,738	$ 240,305

+	Investor Class Shares were converted to Institutional Class Shares on January 30, 2023.
*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
Significant Shareholders
As of March 31, 2024, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Neutral
Affiliated Fund	2%
Large Value
Affiliated Fund	5%
Non-affiliated Shareholder	39%

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Enhanced S&P 500 Index
Affiliated Fund	10%
Affiliated Shareholders	1%
Non-affiliated Shareholder	15%
Hedged Core
Affiliated Fund	36%
Non-affiliated Shareholder	58%
Defensive Long 500
Affiliated Fund	8%
Non-affiliated Shareholder	76%
Total Return
Affiliated Shareholders	22%
Non-affiliated Shareholder	52%
Enhanced 500 Plus
Non-affiliated Shareholder	96%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid by the Funds during the year ended September 30, 2023, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced Return	$ —	$16,644,612	$—
Index Plus	—	7,844,713	—
Large Value	465,370	2,698,784	—
Enhanced S&P 500 Index	120,259	1,053,798	—
Hedged Core	59,308	465,059	—
Defensive Long 500	51,435	—	—
Total Return	110,266	1,897,607	—
Enhanced 500 Plus	18,308	418,202	—
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
As of September 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Absolute Return	$ —	$ —	$18,082,554	$ 89,668,480	$(1,435,471)
Enhanced Return	—	—	17,953,240	45,998,170	(1,999,203)
Neutral	(71,107,034)	—	—	13,614,208	(317,812)
Index Plus	—	—	16,035,507	108,331,410	(2,012,178)
Large Value	—	213,176	2,379,773	1,554,262	—
Enhanced S&P 500 Index	—	218,226	203,508	1,629,118	—
Hedged Core	—	45,301	—	440,312	(42,919)
Defensive Long 500	(3,510,812)	—	—	5,067,274	(90,016)
Total Return	—	56,300	811,168	415,156	—
Enhanced 500 Plus	—	26,521	92,565	420,212	—
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2023, were primarily attributed to wash sales, capital loss carryforward not yet utilized, deferral of loss on unsettled short sale transactions, straddle losses outstanding and amortization of organizational costs. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of March 31, 2024, the federal tax cost, aggregated gross unrealized appreciation and depreciation of securities held by the Funds were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Absolute Return	$513,520,322	$186,352,423	$(29,268,838)	$157,083,585
Enhanced Return	182,249,355	92,294,944	(13,724,685)	78,570,259
Neutral	64,173,586	18,553,295	(5,017,241)	13,536,054
Index Plus	558,592,355	293,216,090	(47,800,318)	245,415,772
Large Value	47,095,288	7,231,751	(256,916)	6,974,835
Enhanced S&P 500 Index	14,623,098	5,361,360	(107,004)	5,254,356
Hedged Core	6,261,423	1,846,822	(146,116)	1,700,706
Defensive Long 500	13,288,825	8,167,810	(1,256,683)	6,911,127
Total Return	11,964,862	2,435,230	(144,858)	2,290,372
Enhanced 500 Plus	4,709,207	1,472,119	(239,323)	1,232,796

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.

GOTHAM FUNDS
Notes to Financial Statements (Concluded)
March 31, 2024
(Unaudited)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2023. For the year ended September 30, 2023, the Funds deferred to October 1, 2023 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$1,435,471	$ —	$—
Enhanced Return	1,999,203	—	—
Neutral	317,812	—	—
Index Plus	2,012,178	—	—
Hedged Core	—	42,919	—
Defensive Long 500	90,016	—	—
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2023, the following Funds had total capital loss carryforwards in the following amounts:
	Capital Loss Carryforward
	Short-Term	Long-Term
Neutral	$71,107,034	$—
Defensive Long 500	3,510,812	—
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

GOTHAM FUNDS
Statement Regarding Liquidity Risk Management Program
(Unaudited)
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Gotham Funds (each a “Fund” and, collectively, the “Funds”), met on November 29-30, 2023 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2023 (the “Report”).
The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:
A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.
B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that shares of the Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.
C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

Investment Adviser
Gotham Asset Management, LLC
825 Third Avenue, 17th Floor
New York, NY 10022
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
GOTI-0324

Polen Opportunistic High Yield Fund
of
FundVantage Trust
Institutional Class
Investor Class
Class Y
SEMI-ANNUAL REPORT
March 31, 2024
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Institutional Class	6.38%	11.54%	2.06%	2.71%	4.35% *
ICE BofA U.S. High Yield Index	8.68%	11.04%	2.21%	4.03%	4.76% **

†	Not Annualized.
*	The Polen Opportunistic High Yield Fund (the “Fund”) Institutional Class commenced operations on July 16, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Investor Class	6.18%	11.17%	1.68%	2.37%	3.99% *
ICE BofA U.S. High Yield Index	8.68%	11.04%	2.21%	4.03%	4.76% **

†	Not Annualized.
*	The Polen Opportunistic High Yield Fund (the “Fund”) Investor Class commenced operations on July 16, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Class Y	6.50%	11.72%	2.12%	2.72%	4.35% *
ICE BofA U.S. High Yield Index	8.68%	11.04%	2.21%	4.03%	4.76% **

†	Not Annualized.
*	The Polen Opportunistic High Yield Fund (the “Fund”) Class Y commenced operations on July 16, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (888) 678-6024. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund acquired the assets and liabilities of the Polen DDJ Opportunistic High Yield Fund (the “Predecessor Fund”), a series of ALPS Series Trust, on July 24, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the performance table above for the periods prior to July 24, 2023, reflect the performance of the Predecessor Fund.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated February 1, 2024, are 0.92% and 0.89%, respectively, for the Institutional Class shares, 1.26% and 1.14%, respectively, for the Investor Class shares and 0.91% and 0.79%, respectively, for the Class Y shares of the Fund’s average daily net assets, which may differ from the actual expenses incurred by the Fund for the period covered by this report. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.89% (on an annual basis) with respect to Institutional Class shares and Investor Class shares and 0.79% with respect to Class Y shares’ average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2025 unless the Board of Trustees (“Board of Trustees”) of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation
1

POLEN OPPORTUNISTIC HIGH YIELD FUND
Semi-Annual Report
Performance Data (Concluded)
March 31, 2024
(Unaudited)
and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation amount. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
The Fund evaluates its performance as compared to that of the ICE BofA U.S. High Yield Index, maintained by ICE BofA and comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Indexes are unmanaged and it is not possible to invest directly in an index.
The Fund intends to invest its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.
Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All Fund securities except for those labeled “Not Rated” and “Other” have been rated by Moody’s, S&P or Fitch, which are each a Nationally Recognized Statistical Rating Organization (“NRSRO”). All Index securities except for those labeled “Not Rated” have been rated by Moody’s or S&P. Credit ratings are subject to change.
Mutual fund investing involves risk, including possible loss of principal. It is possible to lose money on an investment in the Fund. Fixed-income investments are subject to interest rate risk; as interest rates rise, their value will decline. Lower-rated securities are subject to additional credit and default risks. Investments in bank loans, which are made by banks or other financial intermediaries to borrowers, will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Trading in Rule 144A securities may be less active than trading in publicly traded securities. Investments with low trading volumes may be difficult to sell at quoted market prices.
2

POLEN OPPORTUNISTIC HIGH YIELD FUND
Fund Expense Disclosure
March 31, 2024
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2023 through March 31, 2024 and held for the entire period.
Actual Expenses
The first line of each accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of each accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any) or redemption fees. Therefore, the second line of each accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period*
Polen Opportunistic High Yield Fund
Institutional Class
Actual	$1,000.00	$1,063.80	0.89%	$4.59
Hypothetical (5% return before expenses)	1,000.00	1,020.55	0.89%	4.50
Investor Class
Actual	$1,000.00	$1,061.80	1.14%	$5.88
Hypothetical (5% return before expenses)	1,000.00	1,019.30	1.14%	5.76
Class Y
Actual	$1,000.00	$1,065.00	0.79%	$4.08
Hypothetical (5% return before expenses)	1,000.00	1,021.05	0.79%	3.99

*	Expenses are equal to an annualized expense ratio for the six-month period ended March 31, 2024 of 0.89% for Institutional Class, 1.14% for Investor Class and 0.79% for Class Y, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Fund's ending account values on the first line of each table are based on the actual six-month total returns for the Fund of 6.38%, 6.18% and 6.50% for Institutional Class, Investor Class and Class Y, respectively.
3

Polen Opportunistic High Yield Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
CORPORATE BONDS:
Materials	12.8%	$ 40,286,604
Industrial Products	11.9	37,354,929
Health Care	7.1	22,262,696
Insurance	5.6	17,581,605
Software & Technology Services	5.3	16,510,712
Consumer Discretionary Products	4.5	14,178,510
Consumer Discretionary Services	3.9	12,424,436
Financial Services	3.6	11,222,498
Media	3.4	10,676,436
Retail & Wholesale - Discretionary	3.3	10,411,705
Consumer Staple Products	2.0	6,377,407
Oil & Gas	0.9	2,806,019
Industrial Services	0.6	1,929,727
Retail & Wholesale - Staples	0.6	1,906,823
SENIOR LOANS:
Media	5.8	18,345,775
Health Care	3.9	12,125,621
Industrial Services	2.7	8,622,233
Consumer Discretionary Services	2.7	8,442,444
Software & Technology Services	2.5	7,943,025
Materials	2.5	7,896,606
Industrial Products	2.3	7,158,103
Consumer Staple Products	2.2	6,738,247
Technology Hardware & Semiconductors	1.2	3,758,185
Consumer Discretionary Products	1.0	3,014,046
Financial Services	0.8	2,401,027
Retail & Wholesale - Discretionary	0.6	1,985,437
Insurance	0.6	1,834,888
Retail & Wholesale - Staples	0.3	923,363
Telecommunications	0.1	432,320
COMMON STOCKS:
Materials	0.2	670,658
Industrial Products	0.2	502,226
Retail & Wholesale - Discretionary	0.0	122,745
Software & Technology Services	0.0	14,742
WARRANTS:
Industrial Products	0.0	—
Other Assets in Excess of Liabilities	4.9	15,407,896
NET ASSETS	100.0%	$314,269,694

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
The accompanying notes are an integral part of the financial statements.
4

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 65.5%
Consumer Discretionary Products — 4.5%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	$ 2,040,000	$ 2,025,346
Clarios Global LP, 8.50%, 5/15/27(a)	1,080,000	1,083,443
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	8,080,000	7,170,687
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	4,450,000	3,899,034
		14,178,510
Consumer Discretionary Services — 3.9%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	2,470,000	2,272,570
Raising Cane's Restaurants, LLC, 9.375%, 5/1/29(a)	7,140,000	7,723,459
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	2,510,000	2,428,407
		12,424,436
Consumer Staple Products — 2.0%
B&G Foods, Inc., 5.25%, 4/1/25	1,370,000	1,364,072
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	1,790,000	1,849,901
Simmons Foods, Inc., 4.625%, 3/1/29(a)	3,580,000	3,163,434
		6,377,407
Financial Services — 3.6%
NFP Corp., 6.875%, 8/15/28(a)	9,500,000	9,625,552
NFP Corp., 8.50%, 10/1/31(a)	1,450,000	1,596,946
		11,222,498
Health Care — 7.1%
Fortrea Holdings, Inc., 7.50%, 7/1/30(a)	2,700,000	2,792,264
Option Care Health, Inc., 4.375%, 10/31/29(a)	5,150,000	4,729,443
Surgery Center Holdings, Inc., 6.75%, 7/1/25(a)	1,023,000	1,023,742
Surgery Center Holdings, Inc., 10.00%, 4/15/27(a)	3,686,000	3,694,762
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	2,520,000	2,544,188
Tenet Healthcare Corp., 6.125%, 10/1/28	7,490,000	7,478,297
		22,262,696
Industrial Products — 11.9%
Chart Industries, Inc., 7.50%, 1/1/30(a)	4,230,000	4,399,044
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Chart Industries, Inc., 9.50%, 1/1/31(a)	$4,150,000	$ 4,522,393
F-Brasile SpA, Series XR, 7.375%, 8/15/26(a)	4,690,000	4,683,470
Madison IAQ, LLC, 5.875%, 6/30/29(a)	7,250,000	6,643,300
Material Sciences Corp., 12.79%, 7/9/26(b)(c)(d)	105,420	105,420
SPX Flow, Inc., 8.75%, 4/1/30(a)	5,805,000	5,869,093
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	3,521,000	3,519,785
TransDigm, Inc., 6.75%, 8/15/28(a)	1,460,000	1,482,845
TransDigm, Inc., 4.875%, 5/1/29	1,660,000	1,545,851
TransDigm, Inc., 6.875%, 12/15/30(a)	3,510,000	3,581,945
TransDigm, Inc., 6.625%, 3/1/32(a)	990,000	1,001,783
		37,354,929
Industrial Services — 0.6%
IEA Energy Services, LLC, 6.625%, 8/15/29(a)	2,000,000	1,929,727
Insurance — 5.6%
AssuredPartners, Inc., 7.50%, 2/15/32(a)	4,000,000	3,934,250
GTCR AP Finance, Inc., 8.00%, 5/15/27(a)	2,080,000	2,088,593
HUB International Ltd., 7.375%, 1/31/32(a)	9,310,000	9,378,512
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	2,090,000	2,180,250
		17,581,605
Materials — 12.8%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	1,350,000	1,451,123
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	12,480,000	11,546,965
Century Aluminum Co., 7.50%, 4/1/28(a)	12,415,000	12,400,467
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	1,430,000	1,360,180
LABL, Inc., 6.75%, 7/15/26(a)	1,820,000	1,798,545
LABL, Inc., 9.50%, 11/1/28(a)	600,000	607,703
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(c)(e)	1,650,000	1,997
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	6,670,000	6,586,137

The accompanying notes are an integral part of the financial statements.
5

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	$3,863,000	$ 3,580,134
Specialty Steel Holdings, Inc., 15.39%, 11/15/26(b)(c)	195,000	195,000
Trident TPI Holdings, Inc., 12.75%, 12/31/28(a)	710,000	758,353
		40,286,604
Media — 3.4%
Arches Buyer, Inc., 6.125%, 12/1/28(a)	1,940,000	1,631,649
CCO Holdings, LLC, 4.50%, 5/1/32	1,840,000	1,479,024
CCO Holdings, LLC , 4.50%, 6/1/33(a)	1,890,000	1,477,881
CCO Holdings, LLC , 4.25%, 1/15/34(a)	2,930,000	2,216,493
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	1,840,000	1,919,738
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(a)	940,000	935,228
Scripps Escrow II, Inc., 5.375%, 1/15/31(a)	1,490,000	918,548
Sterling Entertainment Enterprises, LLC, 10.25%, 1/15/25(b)(c)(d)	100,000	97,875
		10,676,436
Oil & Gas — 0.9%
Forum Energy Technologies, Inc., 9.00%, 8/4/25	1,682,042	1,682,883
Teine Energy Ltd., 6.875%, 4/15/29(a)	1,150,000	1,123,136
		2,806,019
Retail & Wholesale - Discretionary — 3.3%
Hertz Corp. (The), 4.625%, 12/1/26(a)	1,710,000	1,554,234
High Ridge Brands Escrow, 8.875%, 3/15/25(b)(c)	125,000	—
SRS Distribution, Inc., 6.00%, 12/1/29(a)	4,840,000	4,943,697
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	3,780,000	3,913,774
		10,411,705
Retail & Wholesale - Staples — 0.6%
US Foods, Inc., 7.25%, 1/15/32(a)	1,830,000	1,906,823
	Par Value	Value
CORPORATE BONDS — (Continued)
Software & Technology Services — 5.3%
Boost Newco Borrower, LLC, 7.50%, 1/15/31(a)	$ 660,000	$ 691,741
Central Parent, Inc., 7.25%, 6/15/29(a)	770,000	786,812
Central Parent, LLC, 8.00%, 6/15/29(a)	780,000	809,080
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	720,000	665,639
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	5,730,000	5,712,690
Twilio, Inc., 3.875%, 3/15/31	1,580,000	1,381,333
UKG, Inc., 6.875%, 2/1/31(a)(c)	6,340,000	6,463,417
		16,510,712
TOTAL CORPORATE BONDS (Cost $205,142,218)		205,930,107
SENIOR LOANS†(f) — 29.2%
Consumer Discretionary Products — 1.0%
DexKo Global, Inc., 2023 Incremental Term Loans, 9.559% (SOFR +425 bps), 10/4/28	778,050	776,105
RealTruck Goup, Inc., Initial Term Loan, 8.945% (SOFR +361 bps), 1/31/28	2,252,583	2,237,941
		3,014,046
Consumer Discretionary Services — 2.7%
Kuehg Corp., Initial Term Loan, 10.302% (SOFR +500 bps), 6/12/30(g)	4,202,725	4,219,557
Learning Care Group U.S. No.2, Inc., Initial Term Loans, 10.059% - 10.093% (SOFR +475 bps), 8/11/28	4,208,850	4,222,887
		8,442,444
Consumer Staple Products — 2.2%
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 9.314% (SOFR +401 bps), 12/22/26	4,515,000	4,526,017
VC GB Holdings I Corp., Second Lien Initial Term Loan, 12.314% (SOFR +701 bps), 7/23/29	2,220,000	2,212,230
		6,738,247

The accompanying notes are an integral part of the financial statements.
6

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Financial Services — 0.8%
Nexus Buyer, LLC, Amendment No. 5 Term Loans, 9.827% (SOFR +450 bps), 12/11/28	$1,491,000	$ 1,484,477
Nexus Buyer, LLC, Second Lien Term Loan, 11.677% (SOFR +635 bps), 11/5/29	920,000	916,550
		2,401,027
Health Care — 3.9%
Aveanna Healthcare, LLC, Initial Term Loan, 12.493% (SOFR +715 bps), 12/10/29	4,000,000	3,450,000
EyeCare Partners, LLC, First Lien Amendment No. 2 Term Loans, 9.913% (SOFR +450 bps), 11/15/28(c)	1,273,875	684,708
EyeCare Partners, LLC, Second Lien Initial Term Loan, 12.324% (SOFR +701 bps), 11/15/29(c)	3,430,000	1,269,100
Medical Solutions Holdings, Inc., Second Lien Term Loan, 12.427% (SOFR +710 bps), 11/1/29	1,770,000	1,442,550
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 9.071% (SOFR +376 bps), 11/30/27	4,363,766	4,378,013
SM Wellness Holdings, Inc., Second Lien Initial Term Loan, 13.574% (SOFR +800 bps), 4/16/29(b)(c)	1,030,000	901,250
		12,125,621
Industrial Products — 2.3%
Engineered Machinery Holdings, Inc., Incremental USD 1st Lien Term Loan, 9.321% (SOFR +401 bps), 5/19/28	1,112,890	1,110,285
Engineered Machinery Holdings, Inc., Second Lien Amendment No 3 Incremental Term Loan, 11.571% (SOFR +626 bps), 5/21/29	2,645,812	2,621,563
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No 2 Term Loan, 12.071% (SOFR +676 bps), 5/21/29	3,456,499	3,426,255
		7,158,103
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — 2.7%
Ankura Consulting Group, LLC, Second Lien Closing Date Term Loan, 13.443% (SOFR +811 bps), 3/19/29(c)	$ 650,000	$ 607,750
CHG Healthcare Services, Inc., 2023 Incremental Term Loans, 9.080% - 9.093% (SOFR +375 bps), 9/29/28	1,665,825	1,672,080
Infinite Bidco, LLC, Second Lien Initial Term Loan, 12.574% (SOFR +726 bps), 3/2/29	4,245,740	3,626,563
LaserShip, Inc., Second Lien Initial Loan, 13.071% (SOFR +776 bps), 5/7/29	3,280,000	2,715,840
		8,622,233
Insurance — 0.6%
Asurion, LLC, New B-4 Term Loan, 10.692% (SOFR +536 bps), 1/20/29	2,040,000	1,834,888
Materials — 2.5%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 12/31/27(b)(c)(d)	370,501	370,500
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 9.43% (SOFR +410 bps), 11/24/27	1,678,897	1,678,897
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 13.18% (SOFR +785 bps), 11/24/28	3,450,000	3,441,375
CP Iris Holdco I, Inc., Initial Term Loan, 12.427% (SOFR +710 bps), 10/1/29	1,720,000	1,608,200
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, 9.809% (SOFR +450 bps), 9/15/28	795,990	797,634
		7,896,606
Media — 5.8%
Arches Buyer, Inc., Refinancing Term Loan, 8.68% (SOFR +335 bps), 12/6/27(g)	2,912,474	2,827,736
Auction.com, LLC, Term Loan, 11.327% (SOFR +600 bps), 5/26/28	6,556,116	6,336,486

The accompanying notes are an integral part of the financial statements.
7

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
Auction.com, LLC, Term Loan, 13.50% (PRIME +300 bps), 5/26/28	$ 17,483	$ 16,897
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.441% (SOFR +411 bps), 8/21/28	1,410,000	1,411,762
MH Sub I, LLC, Second Lien Term Loan, 11.58% (SOFR +625 bps), 2/23/29	8,020,000	7,752,894
		18,345,775
Retail & Wholesale - Discretionary — 0.6%
TA TT Buyer, LLC, Initial Term Loan, 10.302% (SOFR +500 bps), 4/2/29	666,604	670,217
Wand NewCo 3, Inc., Term Loan, 9.08% (SOFR +375 bps), 1/30/31	1,310,000	1,315,220
		1,985,437
Retail & Wholesale - Staples — 0.3%
Quirch Foods Holdings, LLC, Term Loan, 10.324% (SOFR +501 bps), 10/27/27	920,486	923,363
Software & Technology Services — 2.5%
AthenaHealth Group, Inc., Initial Term Loan, 8.58% (SOFR +325 bps), 2/15/29	960,798	954,121
Cloudera, Inc., Second Lien Term Loan, 11.43% (SOFR +610 bps), 10/8/29	860,000	854,625
Mitchell International, Inc., Second Lien Initial Term Loan, 11.942% (SOFR +661 bps), 10/15/29	1,650,000	1,651,031
Skopima Consilio, Second Lien Initial Term Loan, 12.945% (SOFR +761 bps), 4/30/29	2,050,000	1,993,625
UKG, Inc., Second Lien 2021 Incremental Term Loan, 10.68% (SOFR +535 bps), 5/3/27	2,463,448	2,489,623
		7,943,025
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.399% (SOFR +560 bps), 2/1/30	3,794,939	3,758,185
	Par Value	Value
SENIOR LOANS — (Continued)
Telecommunications — 0.1%
Xplornet Communications, Inc., Second Lien Initial Term Loan, 12.564% (SOFR +726 bps), 10/1/29(c)	$1,930,000	$ 432,320
TOTAL SENIOR LOANS (Cost $97,173,407)		91,621,320
	Number of Shares
COMMON STOCKS† — 0.4%
Industrial Products — 0.2%
Utex Industries, Inc.(b)(c)(d)*	7,506	502,226
Materials — 0.2%
Arctic Canadian Diamond Co. Ltd.(b)(c)(d)*	541	150,939
Burgundy Diamond Mines Ltd.(c)(d)*	983,076	124,921
Real Alloy Holding, Inc.(b)(c)(d)*	3	226,832
Specialty Steel Holdings, Inc.(b)(c)*	1	167,966
		670,658
Retail & Wholesale - Discretionary — 0.0%
ATD New Holdings, Inc.(b)(c)*	2,940	122,745
Software & Technology Services — 0.0%
Skillsoft Corp.*	1,638	14,742
TOTAL COMMON STOCKS (Cost $1,139,177)		1,310,371
	Par Value
WARRANTS † — 0.0%
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(b)(c)(d)*	1,150	—
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 95.1% (Cost $303,454,802)		298,861,798
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		15,407,896
NET ASSETS - 100.0%		$ 314,269,694

The accompanying notes are an integral part of the financial statements.
8

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2024, these securities amounted to $190,600,352 or 60.65% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at March 31, 2024.
(d)	Security deemed to be restricted as of March 31, 2024. As of March 31, 2024, the fair value of restricted securities in the aggregate was $1,578,713, representing 0.50% of the Fund’s net assets. Additional information on restricted securities can be found in Note 1.
(e)	Security is currently in default.
(f)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2024.
(g)	All or a portion of this Senior Loan will settle after March 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.
9

POLEN OPPORTUNISTIC HIGH YIELD FUND
Statement of Assets and Liabilities
March 31, 2024
(Unaudited)
Assets
Investments, at value (Cost $303,454,802)	$298,861,798
Cash and cash equivalents	12,560,343
Receivables:
Investments sold	3,424,195
Capital shares sold	2,831
Interest	4,963,026
Prepaid expenses and other assets	7,079
Total Assets	319,819,272
Liabilities
Payables:
Investments purchased	4,925,579
Distributions to shareholders	335,494
Investment adviser	147,755
Capital shares redeemed	38,017
Administration and accounting fees	26,331
Shareholder servicing fees	859
Distribution fees (Investor Class Shares)	374
Accrued expenses	75,169
Total Liabilities	5,549,578
Contingencies and Commitments (Note 2)	—
Net Assets	$314,269,694
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 432,446
Paid-in capital	353,279,354
Total distributable loss	(39,442,106)
Net Assets	$314,269,694
Institutional Class Shares:
Net assets	$ 3,413,610
Shares outstanding	467,274
Net asset value, offering and redemption price per share	$ 7.31
Investor Class Shares:
Net assets	$ 1,772,250
Shares outstanding	243,722
Net asset value, offering and redemption price per share	$ 7.27
Class Y Shares:
Net assets	$309,083,834
Shares outstanding	42,533,610
Net asset value, offering and redemption price per share	$ 7.27
The accompanying notes are an integral part of the financial statements.
10

POLEN OPPORTUNISTIC HIGH YIELD FUND
Statement of Operations
For the Six Months Ended March 31, 2024
(Unaudited)
Investment income
Interest	$ 13,362,623
Dividends	28,801
Total investment income	13,391,424
Expenses
Advisory fees(Note 2)	1,061,810
Registration and filing fees	59,338
Transfer agent fees(Note 2)	38,176
Trustees’ and officers’ fees(Note 2)	30,420
Administration and accounting fees(Note 2)	30,111
Audit fees	22,426
Legal fees	13,272
Shareholder reporting fees	12,920
Custodian fees(Note 2)	7,136
Distribution fees (Investor Class)(Note 2)	2,070
Other expenses	10,317
Total expenses before waivers and reimbursements	1,287,996
Less: waivers and reimbursements(Note 2)	(85,685)
Net expenses after waivers and reimbursements	1,202,311
Net investment income	12,189,113
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(7,770,138)
Net change in unrealized appreciation on investments	14,674,492
Net realized and unrealized gain on investments	6,904,354
Net increase in net assets resulting from operations	$ 19,093,467
The accompanying notes are an integral part of the financial statements.
11

POLEN OPPORTUNISTIC HIGH YIELD FUND
Statements of Changes in Net Assets
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income	$ 12,189,113	$ 24,557,149
Net realized losses from investments	(7,770,138)	(17,865,163)
Net change in unrealized appreciation on investments	14,674,492	19,392,245
Net increase in net assets resulting from operations	19,093,467	26,084,231
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(93,687)	(26,399)
Investor Class	(67,265)	(119,305)
Class Y	(12,168,514)	(24,452,801)
Net decrease in net assets from dividends and distributions to shareholders	(12,329,466)	(24,598,505)
Increase in net assets derived from capital share transactions (Note 4)	18,046,563	29,534,571
Total increase in net assets	24,810,564	31,020,297
Net assets
Beginning of period/year	289,459,130	258,438,833
End of period/year	$314,269,694	$289,459,130
The accompanying notes are an integral part of the financial statements.
12

POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 7.16	$ 7.11	$ 8.58	$ 8.09	$ 8.72	$ 9.54
Net investment income(1)	0.28	0.63	0.43	0.52	0.61 (2)	0.84
Net realized and unrealized gain/(loss) on investments	0.17	0.05	(1.45)	0.48	(0.64)	(0.83)
Total from investment operations	0.45	0.68	(1.02)	1.00	(0.03)	0.01
Dividends and distributions to shareholders from:
Net investment income	(0.30)	(0.63)	(0.45)	(0.51)	(0.60)	(0.83)
Net realized capital gains	—	—	(0.00) (3)	—	—	—
Total dividends and distributions to shareholders	(0.30)	(0.63)	(0.45)	(0.51)	(0.60)	(0.83)
Redemption fees	—	0.00 (3)	—	—	—	—
Net asset value, end of period	$ 7.31	$ 7.16	$ 7.11	$ 8.58	$ 8.09	$ 8.72
Total investment return(4)	6.38%	9.97%	(12.25)%	12.63%	(0.11)%	0.16%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 3,414	$ 554	$ 12	$ 708	$ 668	$ 719
Ratio of expenses to average net assets	0.89% (5)	0.89%	0.79% (6)	0.79% (6)	0.79% (6)	0.79% (6)
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	1.11% (5)	0.92%	0.90%	0.98%	1.32%	2.98%
Ratio of net investment income to average net assets	7.94% (5)	8.96%	5.14%	6.11%	7.44%	9.20%
Portfolio turnover rate	35% (8)	43%	36% (8)	74%	66%	43%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	According to the Predecessor Fund’s shareholder services plan with respect to the Fund’s Institutional Class shares, any amount of such payment not paid during the Fund’s fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the year ended September 30, 2019 in the amounts of 0.10% of average net assets of Institutional Class shares. For the years ended September 30, 2022, September 30, 2021 and September 30, 2020, no fees were accrued and thus no fees were reimbursed.
(7)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.
13

POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 7.13	$ 7.09	$ 8.61	$ 8.12	$ 8.75	$ 9.55
Net investment income(1)	0.28	0.61	0.45	0.49	0.59 (2)	0.80
Net realized and unrealized gain/(loss) on investments	0.15	0.04	(1.49)	0.48	(0.65)	(0.82)
Total from investment operations	0.43	0.65	(1.04)	0.97	(0.06)	(0.02)
Dividends and distributions to shareholders from:
Net investment income	(0.29)	(0.61)	(0.48)	(0.48)	(0.57)	(0.79)
Net realized capital gains	—	—	(0.00) (3)	—	—	—
Total dividends and distributions to shareholders	(0.29)	(0.61)	(0.48)	(0.48)	(0.57)	(0.79)
Redemption fees	—	0.00 (3)	—	0.00 (3)	0.00 (3)	0.01
Net asset value, end of period	$ 7.27	$ 7.13	$ 7.09	$ 8.61	$ 8.12	$ 8.75
Total investment return(4)	6.18%	9.47%	(12.51)%	12.20%	(0.46)%	(0.12)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$ 1,772	$ 1,413	$ 1,384	$ 2,480	$ 2,579	$ 6,467
Ratio of expenses to average net assets	1.14% (5)	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.44% (5)	1.26%	1.24%	1.33%	1.71%	3.20%
Ratio of net investment income to average net assets	7.69% (5)	8.47%	5.63%	5.75%	6.98%	8.74%
Portfolio turnover rate	35% (7)	43%	36% (7)	74%	66%	43%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
14

POLEN OPPORTUNISTIC HIGH YIELD FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 7.11	$ 7.07	$ 8.59	$ 8.10	$ 8.72	$ 9.53
Net investment income(1)	0.29	0.63	0.49	0.52	0.60 (2)	0.83
Net realized and unrealized gain/(loss) on investments	0.16	0.04	(1.50)	0.48	(0.63)	(0.82)
Total from investment operations	0.45	0.67	(1.01)	1.00	(0.03)	0.01
Dividends and distributions to shareholders from:
Net investment income	(0.29)	(0.63)	(0.51)	(0.51)	(0.59)	(0.82)
Net realized capital gains	—	—	(0.00) (3)	—	—	—
Total dividends and distributions to shareholders	(0.29)	(0.63)	(0.51)	(0.51)	(0.59)	(0.82)
Redemption fees	0.00 (3)	0.00 (3)	0.00 (3)	—	—	—
Net asset value, end of period	$ 7.27	$ 7.11	$ 7.07	$ 8.59	$ 8.10	$ 8.72
Total investment return(4)	6.50%	9.90%	(12.23)%	12.61%	(0.03)%	0.12%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$309,084	$287,492	$257,043	$243,732	$135,801	$20,367
Ratio of expenses to average net assets	0.79% (5)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	0.84% (5)	0.91%	0.89%	0.99%	1.24%	3.01%
Ratio of net investment income to average net assets	8.04% (5)	8.82%	6.12%	6.07%	7.36%	9.14%
Portfolio turnover rate	35% (7)	43%	36% (7)	74%	66%	43%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.
15

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to Financial Statements
March 31, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
The Polen Opportunistic High Yield Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers three separate classes of shares, Institutional Class, Investor Class and Class Y shares. Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Polen Opportunistic High Yield Fund pursuant to an investment advisory agreement with the Trust.
The Fund commenced investment operations on July 24, 2023. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Polen DDJ Opportunistic High Yield Fund (the “Predecessor Fund”), a series of ALPS Series Trust (“ALPS”), in a tax-free reorganization as set out in an Agreement and Plan of Reorganization, dated as of April 17, 2023 (the “Plan”). The Predecessor Fund commenced investment operations on July 16, 2015. The Plan was approved by the Trust's Board of Trustees on February 27, 2023, by the Board of Trustees of ALPS on February 16, 2023, and by the beneficial owners of the Predecessor Fund on July 5, 2023. The tax-free reorganization was accomplished on July 24, 2023. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund listed in the table below:
Predecessor Fund (series of ALPS Series Trust)	Polen Opportunistic High Yield Fund (series of FundVantage Trust)	Net Assets	Shares Outstanding
Class I	Institutional Class	$ 554,159	77,440
Class II	Investor Class	1,412,805	198,233
Institutional Class	Class Y	287,492,166	40,429,876
Effective April 1, 2024, the Fund changed its fiscal year end from September 30 to April 30. The information contained in this report is for the six-month period from October 1, 2023 to March 31, 2024.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
16

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. Since inception the Fund has utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as Morningstar Global Equity Classification Structure (“MGECS”) or Global Industry Classification Standard (“GICS”), as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund's investments carried at fair value:
	Total Value at 03/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Consumer Discretionary Products	$ 14,178,510	$ —	$ 14,178,510	$ —
Consumer Discretionary Services	12,424,436	—	12,424,436	—
Consumer Staple Products	6,377,407	—	6,377,407	—
Financial Services	11,222,498	—	11,222,498	—
Health Care	22,262,696	—	22,262,696	—
Industrial Products	37,354,929	—	37,249,509	105,420
Industrial Services	1,929,727	—	1,929,727	—
Insurance	17,581,605	—	17,581,605	—
Materials	40,286,604	—	40,091,604	195,000
Media	10,676,436	—	10,578,561	97,875
Oil & Gas	2,806,019	—	2,806,019	—
Retail & Wholesale - Discretionary	10,411,705	—	10,411,705	—
Retail & Wholesale - Staples	1,906,823	—	1,906,823	—
17

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
	Total Value at 03/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Software & Technology Services	$ 16,510,712	$ —	$ 16,510,712	$ —
Senior Loans
Consumer Discretionary Products	3,014,046	—	3,014,046	—
Consumer Discretionary Services	8,442,444	—	8,442,444	—
Consumer Staple Products	6,738,247	—	6,738,247	—
Financial Services	2,401,027	—	2,401,027	—
Health Care	12,125,621	—	11,224,371	901,250
Industrial Products	7,158,103	—	7,158,103	—
Industrial Services	8,622,233	—	8,622,233	—
Insurance	1,834,888	—	1,834,888	—
Materials	7,896,606	—	7,526,106	370,500
Media	18,345,775	—	18,345,775	—
Retail & Wholesale - Discretionary	1,985,437	—	1,985,437	—
Retail & Wholesale - Staples	923,363	—	923,363	—
Software & Technology Services	7,943,025	—	7,943,025	—
Technology Hardware & Semiconductors	3,758,185	—	3,758,185	—
Telecommunications	432,320	—	432,320	—
Common Stocks
Industrial Products	502,226	—	—	502,226
Materials	670,658	124,921	—	545,737
Retail & Wholesale - Discretionary	122,745	—	—	122,745
Software & Technology Services	14,742	14,742	—	—
Warrants
Industrial Products	—	—	—	— *
Total Assets	$ 298,861,798	$ 139,663	$ 295,881,382	$ 2,840,753

*	Current value is $0.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges, where applicable.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
18

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
There are significant unobservable inputs used in the fair value measurement of the Fund's Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the six months ended March 31, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is recorded on the accrual basis, using the effective yield method. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. Distribution (12b-1) fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are generally allocated to each class based upon the relative daily net assets of each class. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations. General expenses of the Trust are generally allocated to the Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund. The Fund’s investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid to shareholders and are recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates.
19

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — The Fund invests primarily in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities once sold, may not settle for an extended period (for example, several weeks or even longer). A Fund will not receive its sale proceeds until that time, which may constrain a Fund’s ability to meet its obligations. A Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
Unfunded Loan Commitments — The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. A corresponding payable for investments purchased has also been recorded, which represents the actual unfunded amount on the balance sheet date. Unfunded loan commitments are included in the Portfolio of Investments. At March 31, 2024, there were no unfunded loan commitments.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of March 31, 2024:
	Security Type	Acquisition Date	Cost	Value
Arctic Canadian Diamond Co. Ltd.	Common Stocks	2/4/2021	$ —	$ 150,939
Arctic Canadian Diamond Company Ltd.	Senior Loans	2/3/2021	370,501	370,500
Burgundy Diamond Mines Ltd.	Common Stocks	7/3/2023	164,739	124,921
Material Sciences Corp.	Corporate Bonds	7/9/2018	105,420	105,420
Real Alloy Holding, Inc.	Common Stocks	5/31/2018	103,329	226,832
Sterling Entertainment Enterprises, LLC	Corporate Bonds	12/27/2017	99,774	97,875
20

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
	Security Type	Acquisition Date	Cost	Value
Utex Industries Holdings, LLC	Warrants	12/3/2020	$ —	$ —
Utex Industries, Inc.	Common Stocks	12/3/2020	368,394	502,226
				$ 1,578,713
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.
2. Transactions with Related Parties and Other Service Providers
Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (“the Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.89% with respect to Institutional Class shares and Investor Class shares and 0.79% with respect to Class Y shares’ (on an annual basis) average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2025, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser had contractually agreed to limit the amount of the Predecessor Fund’s total operating expenses (excluding Distribution and Service (12b-1) Fees, Shareholder Servicing fees, “acquired fund fees and expenses”, brokerage expenses, interest expenses, taxes and extraordinary expenses) to an annual rate of 0.79% of the Fund’s average daily net assets of each of the Institutional Class, Class I and Class II shares. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which each Adviser reduced its compensation and/or assumed expenses for the Fund and the Predecessor Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
As of March 31, 2024, the amount of potential recovery was as follows:
Expiration
09/30/2024	09/30/2025	09/30/2026	03/31/2027	Total
$234,322	$273,460	$334,289	85,685	$927,756
The Fund has not recorded a commitment or contingent liability at March 31, 2024.
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have
21

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for the Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% on an annualized basis of the average daily net assets of the Fund’s Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended March 31, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Polen Opportunistic High Yield Fund	$111,674,398	$103,617,058
4. Capital Share Transactions
For six months ended March 31, 2024 and the year ended September 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Institutional Class
Sales	383,830	$ 2,753,914	218,382	$ 1,588,492
Reinvestments	12,921	93,199	3,536	25,357
Redemption Fees*	—	—	—	67
Redemptions	(6,917)	(50,031)	(146,128)	(1,057,645)
Net increase	389,834	$ 2,797,082	75,790	$ 556,271
22

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
	Shares	Amount	Shares	Amount

Investor Class
Sales	69,995	$ 499,059	20,757	$ 149,027
Reinvestments	6,705	47,929	11,134	79,285
Redemption Fees*	—	—	—	53
Redemptions	(31,211)	(223,343)	(28,927)	(206,180)
Net increase	45,489	$ 323,645	2,964	$ 22,185

Class Y
Sales	2,605,837	$ 18,523,313	3,053,375	$ 21,770,583
Reinvestments	1,415,553	10,101,907	2,912,183	20,669,776
Redemption Fees*	—	61	—	10,221
Redemptions	(1,917,656)	(13,699,445)	(1,911,688)	(13,494,465)
Net increase	2,103,734	$ 14,925,836	4,053,870	$ 28,956,115

Total net increase	2,539,057	$ 18,046,563	4,132,624	$ 29,534,571

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
As of March 31, 2024, the Fund had a shareholder that held 10% or more of the total outstanding shares of the Fund. Transactions by this shareholder may have a material impact on the Fund.
Polen Opportunistic High Yield Fund
Non-affiliated Shareholder	13%
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the year ended September 30, 2023, there were reclassifications between components of total distributable earnings. These permanent differences are primarily attributable to reclassification of capital gains to ordinary income, premium sold adjustment and defaulted bonds. Net assets were not affected by these adjustments.
23

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to Financial Statements (Concluded)
March 31, 2024
(Unaudited)
For the year ended September 30, 2023, the tax character of distributions paid by the Fund was $24,598,505 of ordinary income dividend. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
Polen Opportunistic High Yield Fund	$(26,383,120)	$132,674	$(19,955,661)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of March 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Polen Opportunistic High Yield Fund	$303,454,802	$6,575,475	$(11,168,479)	$(4,593,004)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2023, the Fund had capital loss carryforward of $26,383,120, of which $7,513,427 are short-term losses and $18,869,693 are long-term losses and have an unlimited period of capital loss carryforward.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
24

POLEN OPPORTUNISTIC HIGH YIELD FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6024 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.
25

POLEN OPPORTUNISTIC HIGH YIELD FUND
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (888) 678-6024.
26

Investment Adviser
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
POL-0324

Sirios Long/Short Fund
Sirios Focus Fund
of
FundVantage Trust
Institutional Class
SEMI-ANNUAL REPORT
March 31, 2024
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

SIRIOS LONG/SHORT FUND
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months†	1 Year	3 Years	5 Years	Since Inception
Institutional Class Shares	14.88%	19.48%	7.17%	6.66%	6.35% *
HFRX Equity Hedge Index	7.13%	9.66%	5.34%	5.57%	3.90% **

†	Not Annualized.
*	The Sirios Long/Short Fund (the "Fund") Institutional Class commenced operation on May 3, 2018.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2024, are 2.46% and 1.66%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), dividend and interest expense on short sales of securities, and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2025, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the HFRX Equity Hedge Index (“HFRX Index”). Hedge Fund Research, Inc. constructs the HFRX Index methodology. The HFRX Index is comprised of long/short equity hedge funds. The HFRX Index is unmanaged and its returns (i) do not include sales charges or fees, which would lower performance; and (ii) are subject to a variety of material distortions, as investments in hedge funds typically involve substantial risks, including the “risk of ruin.” It is impossible to invest directly in an index.
The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Mutual Fund investing involves risk, including loss of principal.
3

SIRIOS FOCUS FUND
Semi-Annual Report
Performance Data
March 31, 2024
(Unaudited)
Average Annual Total Returns for the Periods Ended March 31, 2024
	Six Months†	1 Year	3 Years	Since Inception
Institutional Class Shares	21.09%	26.77%	9.02%	10.88% *
S&P 500® Total Return Index	23.48%	29.88%	11.48%	13.03% **

†	Not Annualized.
*	The Sirios Focus Fund (the "Fund") Institutional Class commenced operation on December 16, 2020.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2024, are 2.97% and 1.62%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until February 1, 2025, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
The Fund evaluates its performance as compared to that of the Standard & Poor’s 500® (“S&P 500®“) Total Return Index. The S&P 500®Total Return Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.
The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.
An index is unmanaged and it is not possible to invest in an index. Mutual Fund investing involves risk, including loss of principal.
4

SIRIOS FUNDS
Fund Expense Disclosure
March 31, 2024
(Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any); and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2023 through March 31, 2024 and held for the entire period.
Actual Expenses
The first line of each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Examples for Comparison Purposes
The second line of each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio	Expenses Paid During Period
Sirios Long/Short Fund
Institutional Class*
Actual	$1,000.00	$1,148.80	1.70%	$9.13**
Hypothetical (5% return before expenses)	1,000.00	1,016.50	1.70%	8.57**
Sirios Focus Fund
Institutional Class***
Actual	$1,000.00	$1,210.90	1.60%	$8.84
Hypothetical (5% return before expenses)	1,000.00	1,017.00	1.60%	8.07

*	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2024 of 1.70% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return of 14.88%.
**	These amounts include dividends paid on securities which the Fund has sold short (“Short-sale dividends”). The amount of short-sale interest expense was 0.10% of average net assets for the Institutional Class shares of the Fund.
***	Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2024 of 1.60% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return of 21.09%.
5

Sirios Long/Short Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCKS:
Healthcare-Products	13.7%	$ 4,784,132
Software	8.7	3,039,371
Semiconductors	7.8	2,733,222
Internet	5.5	1,918,955
Pharmaceuticals	3.6	1,268,778
Miscellaneous Manufacturing	3.5	1,226,077
Transportation	3.3	1,143,996
Aerospace & Defense	3.0	1,063,572
Private Equity	3.0	1,047,688
Commercial Services	2.9	1,016,963
Environmental Control	2.1	729,981
Auto Manufacturers	1.9	670,369
Leisure Time	1.4	501,687
Airlines	1.3	469,365
Machinery-Diversified	1.2	408,475
Telecommunications	1.0	364,144
Banks	1.0	353,672
Beverages	1.0	353,288
Healthcare-Services	0.6	207,789
Total Common Stocks	66.5	23,301,524
Short-Term Investment	32.1	11,252,622
Total Long Positions	98.6	34,554,146
SHORT POSITIONS:
COMMON STOCKS :
Media	(0.2)	(64,418)
Beverages	(0.5)	(167,835)
Apparel	(0.5)	(176,589)
Aerospace & Defense	(0.6)	(222,246)
Diversified Financial Services	(1.1)	(367,609)
Commercial Services	(1.1)	(391,842)
Total Short Position	(4.0)	(1,390,539)
Other Assets in Excess of Liabilities	5.4	1,882,175
NET ASSETS	100.0%	$35,045,782

Portfolio holdings are subject to change at any time.
The Fund obtains its short exposure through the use of one or more swap contracts. Refer to the Portfolio of Investments for more details on the individual swap contracts.
The accompanying notes are an integral part of the financial statements.
6

SIRIOS LONG/SHORT FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 98.6%
COMMON STOCKS — 66.5%
Aerospace & Defense — 3.0%
HEICO Corp., Class A	6,909	$ 1,063,572
Airlines — 1.3%
Delta Air Lines, Inc.†	9,805	469,365
Auto Manufacturers — 1.9%
PACCAR, Inc.†	5,411	670,369
Banks — 1.0%
Wells Fargo & Co.	6,102	353,672
Beverages — 1.0%
Constellation Brands, Inc., Class A†	1,300	353,288
Commercial Services — 2.9%
Global Payments, Inc.	6,364	850,612
S&P Global, Inc.	391	166,351
		1,016,963
Environmental Control — 2.1%
Clean Harbors, Inc.*	1,860	374,436
Waste Connections, Inc. (Canada)	2,067	355,545
		729,981
Healthcare-Products — 13.7%
Abbott Laboratories	5,790	658,091
Alcon, Inc. (Switzerland)	18,312	1,525,207
Boston Scientific Corp.†*	13,303	911,122
CONMED Corp.	2,409	192,913
Globus Medical, Inc., Class A*	17,580	942,991
Lantheus Holdings, Inc.*	1,789	111,347
Medtronic PLC (Ireland)	5,077	442,461
		4,784,132
Healthcare-Services — 0.6%
HCA Healthcare, Inc.	623	207,789
Internet — 5.5%
Amazon.com, Inc.*	4,162	750,742
Meta Platforms, Inc., Class A	1,754	851,707
Uber Technologies, Inc.*	4,111	316,506
		1,918,955
Leisure Time — 1.4%
Royal Caribbean Cruises Ltd.*	3,609	501,687
Machinery-Diversified — 1.2%
Ingersoll Rand, Inc.†	4,302	408,475
Miscellaneous Manufacturing — 3.5%
General Electric Co.	6,985	1,226,077
	Number of Shares	Value
Common Stocks — (Continued)
Pharmaceuticals — 3.6%
Becton Dickinson & Co.†	2,191	$ 542,163
Eli Lilly & Co.†	934	726,615
		1,268,778
Private Equity — 3.0%
Carlyle Group, Inc. (The)	22,334	1,047,688
Semiconductors — 7.8%
Advanced Micro Devices, Inc.†*	3,375	609,154
Intel Corp.†	9,522	420,587
NVIDIA Corp.	778	702,969
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	7,354	1,000,512
		2,733,222
Software — 8.7%
Adobe, Inc.†*	674	340,100
Clear Secure, Inc., Class A	17,084	363,377
Microsoft Corp.	2,060	866,683
Roper Technologies, Inc.†	1,915	1,074,009
Smartsheet, Inc., Class A*	10,265	395,202
		3,039,371
Telecommunications — 1.0%
T-Mobile US, Inc.†	2,231	364,144
Transportation — 3.3%
Old Dominion Freight Line, Inc.†	2,146	470,639
Union Pacific Corp.†	2,738	673,357
		1,143,996
TOTAL COMMON STOCKS (Cost $17,669,348)		23,301,524
SHORT-TERM INVESTMENTS — 32.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.20%(a) (Cost $11,252,622)	11,252,622	11,252,622

TOTAL LONG POSITIONS - 98.6% (Cost $28,921,970)		34,554,146
SHORT POSITIONS — (4.0)%
Common Stocks — (4.0)%
Aerospace & Defense — (0.6)%
Airbus SE, ADR (France)	(3,389)	(156,436)
Boeing Co. (The)*	(341)	(65,810)
		(222,246)

The accompanying notes are an integral part of the financial statements.
7

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Continued)
March 31, 2024
(Unaudited)
	Number of Shares	Value

Common Stocks — (Continued)
Apparel — (0.5)%
NIKE, Inc., Class B	(1,879)	$ (176,589)
Beverages — (0.5)%
PepsiCo, Inc.	(959)	(167,835)
Commercial Services — (1.1)%
Automatic Data Processing, Inc.	(1,569)	(391,842)
Diversified Financial Services — (1.1)%
Capital One Financial Corp.	(2,469)	(367,609)
Media — (0.2)%
Comcast Corp., Class A	(1,486)	(64,418)
Total Common Stocks (Proceeds $1,238,171)		(1,390,539)

Value

TOTAL SHORT POSITIONS - (4.0)% (Proceeds $1,238,171)	$ (1,390,539)
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%	1,882,175
NET ASSETS - 100.0%	$ 35,045,782

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts or securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at March 31, 2024.

Forward foreign currency contracts outstanding as of March 31, 2024 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
GBP	423,000	USD	534,868	06/20/24	MS	$ (746)
USD	2,372,346	EUR	2,169,000	06/20/24	MS	24,400
USD	3,523,169	GBP	2,766,000	06/20/24	MS	30,537
						$54,191
The following table represents Total Return Swaps - Long positions and their related values as of March 31, 2024.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	$ 365,095	$ 323,784
ASML Holding NV	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	488,294	253,689
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	193,060	171,497
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	1,556,947	356,296
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	417,789	(33,199)
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	03/24/27	393,244	65,115
Intermediate Capital Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	03/24/27	521,618	(4,646)
						$1,132,536
The accompanying notes are an integral part of the financial statements.
8

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
The following table represents Total Return Swaps - Short positions and their related values as of March 31, 2024.
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
S&P 500 Equal Weight Financial	U.S. Fed Funds -0.350%	Maturity	MS	07/31/24	$1,321,186	$ (81,538)
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	12/05/24	878,225	(82,196)
Moody's Corporation	U.S. Fed Funds -0.300%	Maturity	MS	12/06/24	316,712	21,312
Health Care Select Sector	U.S. Fed Funds -0.250%	Maturity	MS	01/24/25	912,819	(36,503)
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	12/02/25	113,104	(1,134)
S&P 500 Equal Weight Consumer Discretionary	U.S. Fed Funds -0.350%	Maturity	MS	12/02/25	264,085	(31,178)
Industrial Select Sector Index	U.S. Fed Funds -0.350%	Maturity	MS	01/06/27	1,258,255	(191,837)
S&P Pharmaceuticals Select Industry Index	U.S. Fed Funds -0.350%	Maturity	MS	01/07/27	633,885	(77,350)
S&P Transportation Select Industry Index	U.S. Fed Funds -0.700%	Maturity	MS	01/07/27	302,867	(22,254)
						$(502,678)
Total Swap Contracts						$ 629,858

*	Includes $(67,821) related to open trades, dividends receivables/payables and swap receivables/payables activities.
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
USD	United States Dollar
The accompanying notes are an integral part of the financial statements.
9

Sirios Focus Fund
Portfolio Holdings Summary Table
March 31, 2024
(Unaudited)
The following table presents a summary by sector of the portfolio holdings of the Fund:
	% of Net Assets	Value
COMMON STOCKS:
Healthcare-Products	13.1%	$ 3,145,001
Semiconductors	10.6	2,547,882
Software	8.5	2,052,707
Internet	7.8	1,877,213
Aerospace & Defense	5.0	1,191,342
Pharmaceuticals	3.6	865,958
Miscellaneous Manufacturing	3.3	785,848
Transportation	3.1	737,698
Private Equity	2.8	680,570
Commercial Services	2.5	612,881
Environmental Control	2.1	498,022
Auto Manufacturers	1.8	439,314
Leisure Time	1.3	320,974
Airlines	1.3	309,288
Machinery-Diversified	1.1	270,987
Banks	1.0	241,809
Telecommunications	1.0	241,729
Beverages	1.0	230,724
Healthcare-Services	0.6	135,747
Total Common Stocks	71.5	17,185,694
Short-Term Investment	27.4	6,575,229
Other Assets in Excess of Liabilities	1.1	253,771
NET ASSETS	100.0%	$24,014,694

Portfolio holdings are subject to change at any time.
The Fund obtains its short exposure through the use of one or more swap contracts. Refer to the Portfolio of Investments for more details on the individual swap contracts.
The accompanying notes are an integral part of the financial statements.
10

SIRIOS FOCUS FUND
Portfolio of Investments
March 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 71.5%
Aerospace & Defense — 5.0%
HEICO Corp., Class A	7,739	$ 1,191,342
Airlines — 1.3%
Delta Air Lines, Inc.	6,461	309,288
Auto Manufacturers — 1.8%
PACCAR, Inc.	3,546	439,314
Banks — 1.0%
Wells Fargo & Co.	4,172	241,809
Beverages — 1.0%
Constellation Brands, Inc., Class A	849	230,724
Commercial Services — 2.5%
Global Payments, Inc.	4,092	546,936
S&P Global, Inc.	155	65,945
		612,881
Environmental Control — 2.1%
Clean Harbors, Inc.*	1,264	254,456
Waste Connections, Inc. (Canada)	1,416	243,566
		498,022
Healthcare-Products — 13.1%
Abbott Laboratories†	3,963	450,435
Alcon, Inc. (Switzerland)	12,538	1,044,290
Boston Scientific Corp.†*	8,915	610,589
CONMED Corp.	1,653	132,372
Globus Medical, Inc., Class A*	11,269	604,469
Medtronic PLC (Ireland)	3,475	302,846
		3,145,001
Healthcare-Services — 0.6%
HCA Healthcare, Inc.	407	135,747
Internet — 7.8%
Amazon.com, Inc.*	2,723	491,175
Meta Platforms, Inc., Class A	2,416	1,173,161
Uber Technologies, Inc.*	2,765	212,877
		1,877,213
Leisure Time — 1.3%
Royal Caribbean Cruises Ltd.*	2,309	320,974
Machinery-Diversified — 1.1%
Ingersoll Rand, Inc.	2,854	270,987
Miscellaneous Manufacturing — 3.3%
General Electric Co.	4,477	785,848
Pharmaceuticals — 3.6%
Becton Dickinson & Co.	1,500	371,175
Eli Lilly & Co.†	636	494,783
		865,958
	Number of Shares	Value
Common Stocks — (Continued)
Private Equity — 2.8%
Carlyle Group, Inc. (The)	14,508	$ 680,570
Semiconductors — 10.6%
Advanced Micro Devices, Inc.*	2,316	418,015
Intel Corp.	6,407	282,997
NVIDIA Corp.	530	478,887
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	10,055	1,367,983
		2,547,882
Software — 8.5%
Adobe, Inc.*	459	231,611
Clear Secure, Inc., Class A	11,544	245,541
Microsoft Corp.	1,403	590,270
Roper Technologies, Inc.	1,283	719,558
Smartsheet, Inc., Class A*	6,902	265,727
		2,052,707
Telecommunications — 1.0%
T-Mobile US, Inc.†	1,481	241,729
Transportation — 3.1%
Old Dominion Freight Line, Inc.	1,380	302,648
Union Pacific Corp.	1,769	435,050
		737,698
TOTAL COMMON STOCKS (Cost $14,890,619)		17,185,694
SHORT-TERM INVESTMENTS — 27.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.20%(a) (Cost $6,575,229)	6,575,229	6,575,229

TOTAL INVESTMENTS - 98.9% (Cost $21,465,848)		23,760,923
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		253,771
NET ASSETS - 100.0%		$ 24,014,694

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at March 31, 2024.

The accompanying notes are an integral part of the financial statements.
11

SIRIOS FOCUS FUND
Portfolio of Investments (Concluded)
March 31, 2024
(Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2024 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
GBP	458,000	USD	579,116	06/20/24	MS	$ (799)
USD	1,566,252	EUR	1,432,000	06/20/24	MS	16,110
USD	2,611,251	GBP	2,050,000	06/20/24	MS	22,713
						$38,024
The following table represents Total Return Swaps - Long positions and their related values as of March 31, 2024.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$148,840	$116,646
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	72,688	64,460
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	415,803	93,100
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	151,617	(12,048)
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	05/14/26	475,424	45,942
ASML Holding NV	U.S. Fed Funds +0.550%	Maturity	MS	05/14/26	406,209	82,040
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	05/14/26	96,258	4,707
Intermediate Capital Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	05/14/26	357,697	(3,216)
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	05/14/26	861,738	(3,976)
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	05/14/26	105,316	(2,022)
Total Swap Contracts						$385,633

*	Includes $(73,534) related to open trades, dividends receivables/payables and swap receivables/payables activities.
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
USD	United States Dollar
The accompanying notes are an integral part of the financial statements.
12

SIRIOS FUNDS
Statements of Assets and Liabilities
March 31, 2024
(Unaudited)
	Sirios Long/Short Fund	Sirios Focus Fund
Assets
Investments, at value*	$34,554,146	$23,760,923
Foreign currency, at value (Cost $31,707 and $14,155, respectively)	31,894	14,238
Cash (segregated for securities sold short and derivative instruments)	1,226,433	—
Receivables:
Investments sold	175,120	—
Dividends and interest	63,810	39,141
Swap contract settlement	41	—
Unrealized appreciation on swap contracts	1,191,693	406,895
Unrealized appreciation on forward foreign currency contracts	54,937	38,823
Prepaid expenses and other assets	11,115	400
Total Assets	37,309,189	24,260,420
Liabilities
Securities sold short, at value (proceeds received $1,238,171)	1,390,539	—
Unrealized depreciation on swap contracts	561,835	21,262
Unrealized depreciation on forward foreign currency contracts	746	799
Payables:
Investments purchased	204,623	141,829
Investment adviser	20,218	7,558
Audit fees	18,062	16,216
Due to custodian	13,506	8,394
Administration and accounting fees	11,837	13,247
Dividends and fees on securities sold short	3,410	—
Accrued expenses	38,631	36,421
Total Liabilities	2,263,407	245,726
Contingencies and Commitments (Note 2)	—	—
Net Assets	$35,045,782	$24,014,694
Net Assets Consisted of:
Capital stock, $0.01 par value	$ 27,342	$ 18,919
Paid-in capital	27,770,374	21,119,093
Total distributable earnings	7,248,066	2,876,682
Net Assets	$35,045,782	$24,014,694
Institutional Class Shares:
Net assets	$35,045,782	$24,014,694
Shares outstanding	2,734,155	1,891,875
Net asset value, offering and redemption price per share	$ 12.82	$ 12.69
Investments, at cost	$28,921,970	$21,465,848
The accompanying notes are an integral part of the financial statements.
13

SIRIOS FUNDS
Statements of Operations
For the Six Months Ended March 31, 2024
(Unaudited)
	Sirios Long/Short Fund	Sirios Focus Fund
Investment income
Interest	$ 251,412	$ 92,267
Dividends	120,241	54,079
Less: foreign taxes withheld	(2,768)	(1,912)
Total investment income	368,885	144,434
Expenses
Advisory fees(Note 2)	217,765	62,335
Administration and accounting fees(Note 2)	28,198	33,079
Trustees’ and officers’ fees(Note 2)	24,408	9,487
Legal fees	20,993	8,332
Audit fees	18,063	16,216
Fees on securities sold short and derivative instruments(Note 1)	16,169	—
Transfer agent fees(Note 2)	14,820	14,758
Registration and filing fees	13,145	2,993
Shareholder reporting fees	10,892	10,306
Custodian fees(Note 2)	7,702	7,509
Other expenses	16,188	15,009
Total expenses before waivers and reimbursements	388,343	180,024
Less: waivers and reimbursements(Note 2)	(114,081)	(69,206)
Net expenses after waivers and reimbursements	274,262	110,818
Net investment income	94,623	33,616
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	1,991,230	665,075
Net realized loss from securities sold short	(30,123)	—
Net realized gain/(loss) from swaps	(39,217)	127,214
Net realized loss from foreign currency transactions	(50)	—
Net realized loss from forward foreign currency contracts	(97,733)	(30,606)
Net change in unrealized appreciation on investments	3,116,789	1,330,796
Net change in unrealized depreciation on securities sold short	(180,817)	—
Net change in unrealized appreciation/(depreciation) on swaps	(298,904)	283,137
Net change in unrealized appreciation on foreign currency translations	1,645	669
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(12,178)	10,066
Net realized and unrealized gain on investments	4,450,642	2,386,351
Net increase in net assets resulting from operations	$4,545,265	$2,419,967
The accompanying notes are an integral part of the financial statements.
14

SIRIOS FUNDS
Statements of Changes in Net Assets
	Sirios Long/Short Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Net increase in net assets from operations:
Net investment income	$ 94,623	$ 132,359
Net realized gains from investments, securities sold short, swaps, foreign currency transactions and forward foreign currency contracts	1,824,107	919,647
Net change in unrealized appreciation on investments, securities sold short, swaps, foreign currency translations and forward foreign currency contracts	2,626,535	2,256,834
Net increase in net assets resulting from operations	4,545,265	3,308,840
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(735,114)
Net decrease in net assets from dividends and distributions to shareholders	—	(735,114)
Increase in net assets derived from capital share transactions (Note 4)	—	735,114
Total increase in net assets	4,545,265	3,308,840
Net assets
Beginning of period	30,500,517	27,191,677
End of period	$35,045,782	$30,500,517
The accompanying notes are an integral part of the financial statements.
15

SIRIOS FUNDS
Statements of Changes in Net Assets (Concluded)
	Sirios Focus Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$ 33,616	$ (7,549)
Net realized gains from investments, swaps, foreign currency transactions and forward foreign currency contracts	761,683	230,670
Net change in unrealized appreciation on investments, swaps, foreign currency translations and forward foreign currency contracts	1,624,668	1,648,598
Net increase in net assets resulting from operations	2,419,967	1,871,719
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	—	(298,700)
Net decrease in net assets from dividends and distributions to shareholders	—	(298,700)
Increase in net assets derived from capital share transactions (Note 4)	10,000,000	298,700
Total increase in net assets	12,419,967	1,871,719
Net assets
Beginning of period	11,594,727	9,723,008
End of period	$24,014,694	$11,594,727
The accompanying notes are an integral part of the financial statements.
16

Sirios Long/Short Fund
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Per Share Operating Performance
Net asset value, beginning of period	$ 11.16	$ 10.20	$ 11.76	$ 10.06	$ 10.66	$ 10.68
Net investment income/(loss)(1)	0.03	0.05	(0.06)	(0.07)	(0.07)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.63	1.19	(0.94)	1.87	(0.47)	0.27
Total from investment operations	1.66	1.24	(1.00)	1.80	(0.54)	0.25
Dividends and distributions to shareholders from:
Net investment income	—	(0.28)	—	—	(0.06)	(0.01)
Net realized capital gains	—	—	(0.56)	(0.10)	—	(0.26)
Total dividends and distributions to shareholders	—	(0.28)	(0.56)	(0.10)	(0.06)	(0.27)
Net asset value, end of period	$ 12.82	$ 11.16	$ 10.20	$ 11.76	$ 10.06	$ 10.66
Total investment return(2)	14.88%	12.26%	(9.10)%	17.93%	(5.13)%	2.74%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$35,046	$30,501	$27,192	$29,894	$25,486	$26,945
Ratio of expenses to average net assets	1.70% (3)(4)	1.66% (4)	1.62% (4)	1.69% (4)	1.60%	2.21% (4)
Ratio of expenses to average net assets without waivers and reimbursements(5)	2.41% (3)	2.46%	2.43%	2.49%	2.49%	3.33%
Ratio of net investment income/(loss) to average net assets	0.59% (3)	0.45%	(0.57)%	(0.62)%	(0.66)%	(0.22)%
Portfolio turnover rate	39% (6)	79%	108%	127%	153%	134%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	Ratio of expenses to average net assets with waivers and expense reimbursement, excluding short-sale dividend expense, was 1.60% for the six months ended March 31, 2024, and for years ended September 30, 2023, 2022, 2021 and 2019, respectively.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.
17

Sirios Focus Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
Per Share Operating Performance
Net asset value, beginning of period	$ 10.47	$ 9.03	$ 11.68	$ 10.00
Net investment income/(loss)(1)	0.03	(0.01)	(0.07)	(0.05)
Net realized and unrealized gain/(loss) on investments	2.19	1.73	(1.70)	1.73
Total from investment operations	2.22	1.72	(1.77)	1.68
Dividends and distributions to shareholders from:
Net investment income	—	(0.28)	—	—
Net realized capital gains	—	—	(0.88)	—
Total dividends and distributions to shareholders	—	(0.28)	(0.88)	—
Net asset value, end of period	$ 12.69	$ 10.47	$ 9.03	$ 11.68
Total investment return(2)	21.09%	19.18%	(16.74)%	16.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$24,015	$11,595	$ 9,723	$11,679
Ratio of expenses to average net assets	1.60% (3)	1.60%	1.60%	1.60% (3)
Ratio of expenses to average net assets without waivers and reimbursements(4)	2.60% (3)	2.95%	2.73%	3.10% (3)
Ratio of net investment income/(loss) to average net assets	0.49% (3)	(0.07)%	(0.67)%	(0.60)% (3)
Portfolio turnover rate	56% (5)	80%	105%	96% (5)

*	Commencement of operations on December 16, 2020.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.
18

SIRIOS FUNDS
Notes to Financial Statements
March 31, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
The Sirios Long/Short Fund and the Sirios Focus Fund are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (the Sirios Long/Short Fund and the Sirios Focus Fund are each a “Fund”, and together, the “Funds”). The Sirios Long/Short Fund commenced investment operations on May 3, 2018 and the Sirios Focus Fund commenced investment operations on December 16, 2020. The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each Fund offers Class A, Advisor Class, Institutional Class and Retail Class shares. As of March 31, 2024, Class A, Advisor Class and Retail Class shares have not been issued.
Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Each Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). OTC investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees.
19

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of March 31, 2024, in valuing each Fund's investments carried at fair value:
	Total Value at 03/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund
Assets
Long Positions:
Common Stocks	$ 23,301,524	$ 23,301,524	$ —	$ —
Short-Term Investments	11,252,622	11,252,622	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	1,191,693	—	1,191,693	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	54,937	—	54,937	—
Total Assets	$ 35,800,776	$ 34,554,146	$ 1,246,630	$ —
Liabilities
Short Positions
Common Stocks	$ (1,390,539)	$ (1,390,539)	$ —	$ —
Derivatives:
Equity Contracts
Total Return Swap Contracts	(561,835)	—	(561,835)	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(746)	—	(746)	—
Total Liabilities	$ (1,953,120)	$ (1,390,539)	$ (562,581)	$ —
20

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
	Total Value at 03/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Focus Fund
Assets
Common Stocks	$ 17,185,694	$ 17,185,694	$ —	$ —
Short-Term Investments	6,575,229	6,575,229	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	406,895	—	406,895	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	38,823	—	38,823	—
Total Assets	$ 24,206,641	$ 23,760,923	$ 445,718	$ —
Liabilities
Derivatives:
Equity Contracts
Total Return Swap Contracts	$ (21,262)	$ —	$ (21,262)	$ —
Foreign Currency Contracts
Forward Foreign Currency Contracts	(799)	—	(799)	—
Total Liabilities	$ (22,061)	$ —	$ (22,061)	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis.
21

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statements of Operations.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. Each Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
The SEC adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act. The Derivatives Rule generally requires a fund to adopt a written derivatives risk management program with risk guidelines that must cover certain elements, but that will otherwise be tailored based on how a fund’s use of derivatives may affect its investment portfolio and overall risk profile. A fund’s derivatives risk management program must also include provisions for stress testing, backtesting, internal reporting and escalation, and program review elements.
The Derivatives Rule requires funds engaging in derivatives transactions to comply with an outer limit on fund leverage risk based on a fund’s value at risk (“VaR”). This outer limit is based on a relative VaR test that compares the fund’s VaR to the VaR of a designated reference portfolio for that fund, or, in the absence of an appropriate reference portfolio, to 20% of the value of the fund’s net assets.
22

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
The Derivatives Rule requires that a Fund’s Board of Trustees approve the appointment of a person or persons to oversee the administration of a Fund’s derivatives risk management program (“Derivatives Risk Manager” or “DRM”). The Board of Trustees has appointed a person or persons from the Fund’s investment adviser to serve as the DRM for the Program pursuant to Rule 18f-4. The DRM responsibilities include:
•       Regular communication with the Investment Adviser with respect to the implementation of the Program;
•       Completion and monitoring of a risk assessment for each Fund; and
•       Periodic reporting to the Board.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
For the six months ended March 31, 2024, the Funds' average quarterly volume of forward foreign currency contracts, purchased and sold, were as follows:
	Forward Foreign Currency Contracts - Purchased	Forward Foreign Currency Contracts - Sold
Sirios Long/Short Fund	$363,896	$5,254,173
Sirios Focus Fund	$199,806	$2,428,035
Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits ("financing fees") related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate ("EFFR"). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). The Funds used total return swaps to enhance returns, obtain short exposure as part of the Funds' strategy and for market exposure.
For the six months ended March 31, 2024, the average quarterly notional volume of the total return swaps were as follows:
	Notional Amount - Long	Notional Amount - Short
Sirios Long/Short Fund	$4,014,490	$7,143,627
Sirios Focus Fund	2,159,742	—
23

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
As of March 31, 2024, the Sirios Long/Short Fund and the Sirios Focus Fund had securities pledged as collateral for total return swaps and forward foreign currency contracts totaling $4,261,533 and $1,092,281, respectively.
Counterparty Risk — Certain of the derivatives entered into by each Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in a Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. Each Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of each Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by each Fund.
Each Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that each Fund will not sustain a loss on a transaction as a result.
Liquidity Risk — Each Fund may be subject to liquidity risk primarily due to investments in derivatives. Each Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, each Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of each Fund in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, each Fund may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or each Fund fails to meet the terms of its ISDA Master Agreements. The result would cause each Fund to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by each Fund and the counterparty. Cash collateral that has been pledged to cover obligations of each Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by each Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of each Fund. Any additional required collateral is delivered to/pledged by each Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent
24

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
amounts due to each Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent each Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
The following tables present derivative assets and liabilities net of amounts available for offset under a master netting agreement and any related collateral received or posted by each Fund for forward foreign currency contracts and total return swaps as of March 31, 2024:
Counterparty	Derivative Assets - Gross	Derivative Available for Offset	Collateral Received	Derivative Assets - Net*
Sirios Long/Short Fund
Morgan Stanley	$1,246,630	$(562,581)	$—	$684,049
Sirios Focus Fund
Morgan Stanley	$ 445,718	$ (22,061)	$—	$423,657

*	Net amount represents the net receivable from the counterparty in the event of a default.
Counterparty	Derivative Liabilities - Gross	Derivative Available for Offset	Collateral Posted	Derivative Liabilities - Net **
Sirios Long/Short Fund
Morgan Stanley	$(562,581)	$562,581	$—	$—
Sirios Focus Fund
Morgan Stanley	$ (22,061)	$ 22,061	$—	$—

**	Net amount represents the net payable to the counterparty in the event of a default.
Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund's holdings in foreign securities.
Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.
Short Sales — Each Fund may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its
25

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
contract terms, causing a loss to a Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.
As of March 31, 2024, the Sirios Long/Short Fund had securities sold short totaling $1,390,539, securities pledged as collateral totaling $1,199,466 and deposits with brokers for securities sold short totaling $1,226,433.
In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security.
Disclosures About Derivative Instruments and Hedging Activities
The following tables provide quantitative disclosures about fair value amounts of, gains and losses on, each Fund’s derivative instruments as of March 31, 2024.
The following table lists the fair values of each Fund’s derivative holdings as of March 31, 2024 grouped by contract type and risk exposure category:
Sirios Long/Short Fund Derivative Type	Location Statements of Assets and Liabilities	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$ —	$54,937	$ 54,937
Swap Contracts	Unrealized appreciation on swap contracts	1,191,693	—	1,191,693
Total Value - Assets		$1,191,693	$54,937	$1,246,630
Liability Derivatives
Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$ —	$ (746)	$ (746)
Swap Contracts	Unrealized depreciation on swap contracts	(561,835)	—	(561,835)
Total Value - Liabilities		$ (561,835)	$ (746)	$ (562,581)
Sirios Focus Fund Derivative Type	Location Statements of Assets and Liabilities	Equity Risk	Foreign Currency Risk	Total
Asset Derivatives
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$ —	$38,823	$ 38,823
Swap Contracts	Unrealized appreciation on swap contracts	406,895	—	406,895
Total Value - Assets		$406,895	$38,823	$445,718
Liability Derivatives
Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$ —	$ (799)	$ (799)
Swap Contracts	Unrealized depreciation on swap contracts	(21,262)	—	(21,262)
Total Value - Liabilities		$ (21,262)	$ (799)	$ (22,061)
26

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
The following table lists the amounts of realized gains or losses included in net decrease in net assets resulting from operations for the six months ended March 31, 2024, grouped by contract type and risk exposure:
Sirios Long/Short Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Realized Gain (Loss)
Forward Foreign Currency Contracts	Net realized gain/(loss) from forward foreign currency contracts	$ —	$(97,733)	$ (97,733)
Swap Contracts	Net realized gain/(loss) from swap contracts	(39,217)	—	(39,217)
Total Realized Loss		$(39,217)	$(97,733)	$(136,950)
Sirios Focus Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Realized Gain (Loss)
Forward Foreign Currency Contracts	Net realized gain/(loss) from forward foreign currency contracts	$ —	$(30,606)	$ (30,606)
Swap Contracts	Net realized gain/(loss) from swap contracts	127,214	—	127,214
Total Realized Gain (Loss)		$127,214	$(30,606)	$ 96,608
The following table lists the amounts of change in unrealized appreciation (depreciation) included in net decrease in net assets resulting from operations for the six months ended March 31, 2024, grouped by contract type and risk exposure:
Sirios Long/Short Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Change in Appreciation (Depreciation)
Forward Foreign Currency Contracts	Net change in unrealized depreciation on forward foreign currency contracts	$ —	$(12,178)	$ (12,178)
Swap Contracts	Net change in unrealized depreciation on swap contracts	(298,904)	—	(298,904)
Total Change in Appreciation (Depreciation)		$(298,904)	$(12,178)	$(311,082)
Sirios Focus Fund Derivative Type	Location Statements of Operations	Equity Risk	Foreign Currency Risk	Total
Change in Appreciation (Depreciation)
Forward Foreign Currency Contracts	Net change in unrealized depreciation on forward foreign currency contracts	$ —	$10,066	$ 10,066
Swap Contracts	Net change in unrealized appreciation on swap contracts	283,137	—	283,137
Total Change in Appreciation (Depreciation)		$283,137	$10,066	$293,203
27

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
2. Transactions with Related Parties and Other Service Providers
Sirios Capital Management, L.P. (“Sirios”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser earns a monthly fee at the annual rate of 1.35% of the Sirios Long/Short Fund’s average daily net assets; and 0.90% of the Sirios Focus Fund’s average daily net assets. The Adviser has contractually agreed to reduce its compensation and/or reimburse certain expenses of each Fund to the extent necessary to ensure that each Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2025 for the Sirios Long/Short Fund and February 1, 2025 for the Sirios Focus Fund, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts waived, reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for each Fund. The Adviser is permitted to seek recoupment from each Fund for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless each Fund’s expenses are below the Expense Limitation. As of March 31, 2024, the amount of potential recovery was as follows:
	Expiration
	09/30/2024	09/30/2025	09/30/2026	03/31/2027	Total
Sirios Long/Short Fund	$118,847	$238,000	$237,648	$114,081	$708,576
Sirios Focus Fund	81,172	128,899	151,615	69,206	430,892
The Funds have not recorded a commitment or contingent liability at March 31, 2024.
For the six months ended ended March 31, 2024, the Adviser earned advisory fees of $217,765 and $62,335 for the Sirios Long/Short Fund and the Sirios Focus Fund, respectively. For the six months ended March 31, 2024, the Adviser waived fees and/or reimbursed expenses of $114,081 and $69,206 for the Sirios Long/Short Fund and the Sirios Focus Fund, respectively.
Other Service Providers
The Bank of New York Mellon ("BNY Mellon") serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
28

SIRIOS FUNDS
Notes to Financial Statements (Continued)
March 31, 2024
(Unaudited)
JW Fund Management LLC ("JWFM") provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended March 31, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Sirios Long/Short Fund	$ 8,979,777	$12,141,990
Sirios Focus Fund	12,339,294	5,778,537
4. Capital Share Transactions
For the six months ended March 31, 2024 and for the year ended September 30, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Sirios Long/Short Fund:
Institutional Class
Sales	—	$ —	—	$ —
Reinvestments	—	—	69,415	735,114
Redemptions	—	—	—	—
Net increase	—	$ —	69,415	$735,114

Sirios Focus Fund:
Institutional Class
Sales	784,930	$10,000,000	—	$ —
Reinvestments	—	—	30,020	298,700
Redemptions	—	—	—	—
Net increase	784,930	$10,000,000	30,020	$298,700

5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
29

SIRIOS FUNDS
Notes to Financial Statements (Concluded)
March 31, 2024
(Unaudited)
For the year ended September 30, 2023, the tax character of distributions paid by the Sirios Long/Short Fund was $735,114 of ordinary income. The tax character of distributions paid by the Sirios Focus Fund was $298,700 of ordinary income dividends.
As of September 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Sirios Long/Short Fund	$(329,378)	$3,251,097	$(218,918)
Sirios Focus Fund	(478,133)	1,038,461	(103,613)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of March 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sirios Long/Short Fund	$28,921,970	$7,004,964	$(841,107)	$6,163,857
Sirios Focus Fund	21,465,848	2,805,407	(86,675)	2,718,732

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2023. For the year ended September 30, 2023, the Sirios Long/Short Fund and the Sirios Focus Fund had late year ordinary loss deferrals of $218,918 and $103,613, respectively.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2023, the Funds’ capital loss carryforward, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Sirios Long/Short Fund	$329,378	$—
Sirios Focus Fund	478,133	—
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 8, 2024, the Board approved plans to liquidate and terminate the Sirios Focus Fund and Sirios Long/Short Fund, which final liquidations occurred on May 17, 2024 and May 29, 2024, respectively.
Management has evaluated, and has determined, there are no additional subsequent events.
30

SIRIOS FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 640-5704 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. Each Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Consideration of Investment Advisory Agreement
At an in-person meeting held on November 29-30, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) and the Trust (the “Sirios Agreement”) on behalf of the Sirios Long/Short Fund and the Sirios Focus Fund (together, the “Sirios Funds”). At the Meeting, the Board considered the continuation of the Sirios Agreement with respect to the Sirios Funds for an additional one-year period.
In determining whether to approve the Sirios Agreement, the Trustees, including the Independent Trustees, considered information provided by Sirios in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Sirios 15(c) Response”) regarding (i) the services performed by Sirios for the Sirios Funds, (ii) the composition and qualifications of Sirios’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Sirios Funds, (iv) the investment performance of the Sirios Funds, (v) the financial condition of Sirios, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Sirios Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Sirios’ ability to service the Sirios Funds, and (x) compliance with the Sirios Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Sirios 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the Sirios Funds; compliance with the Sirios Funds’ investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board considered additional information provided by representatives from Sirios invited to participate in the Meeting regarding Sirios’ history, performance, investment strategy, and compliance program. Representatives of Sirios responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the approval of the Sirios Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Sirios Funds and Sirios, as provided by the terms of the Sirios Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the Sirios 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Sirios are appropriate and consistent with the terms of the Sirios Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Sirios Funds are likely to benefit from the provision of those services, (iv) Sirios has sufficient personnel, with the appropriate skills and experience, to serve the Sirios Funds effectively and has
31

SIRIOS FUNDS
Other Information (Continued)
(Unaudited)
demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Sirios Funds is likely to continue under the Sirios Agreement.
The Trustees considered the investment performance for the Sirios Funds and Sirios. The Trustees reviewed historical performance charts which showed the performance of the Sirios Funds as compared to their respective benchmark indices and Lipper categories for the year-to-date, one-year, two-year, three-year, five-year and since inception periods ended September 30, 2023, as applicable. The Trustees considered the short-term and long-term performance of the Sirios Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.
Sirios Long/Short Fund. The Trustees noted that the Sirios Long/Short Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the year-to-date, one-year and since inception periods ended September 30, 2023, and underperformed for the three-year and five-year periods ended September 30, 2023. They further noted that the Sirios Long/Short Fund’s Institutional Class shares outperformed the Lipper Alternative Long/Short Equity Funds Classification for the year-to-date, one-year and three-year periods ended September 30, 2023, and underperformed for the five-year and since inception periods ended September 30, 2023.
Sirios Focus Fund. The Trustees noted that the Sirios Focus Fund’s Institutional Class shares underperformed the S&P 500 Total Return Index for the year-to-date, one-year, two-year and since inception periods ended September 30, 2023. They further noted that the Sirios Focus Fund’s Institutional Class shares outperformed the Lipper Global Multi-Cap Core Classification for the year-to-date, one-year, two-year and since inception periods ended September 30, 2023.
The Trustees concluded that the performance of each of the Sirios Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees noted that the representatives of Sirios had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Sirios Funds and any other ancillary benefit resulting from the Sirios’ relationship with the Sirios Funds.
The Trustees also reviewed information regarding the fees Sirios charges to certain other clients and evaluated explanations provided by Sirios as to differences in fees charged to the Sirios Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for each Sirios Fund versus those funds in the Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Sirios are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Sirios Funds as measured by the information provided by Sirios.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Sirios Fund:
Sirios Long/Short Fund. The contractual advisory fee and net total expense ratio for the Sirios Long/Short Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Sirios Long/Short Fund’s Peer Group.
Sirios Focus Fund. The contractual advisory fee and net total expense ratio for the Sirios Focus Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in the Sirios Focus Fund’s Peer Group.
The Trustees considered the costs of the services provided by Sirios, the compensation and benefits received by Sirios in providing services to the Sirios Funds, the profitability and certain additional information related to the financial condition of Sirios. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Sirios. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Sirios Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders.
32

SIRIOS FUNDS
Other Information (Concluded)
(Unaudited)
The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Sirios Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Sirios Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Sirios has contractually agreed to waive fees and/or reimburse certain expenses of the Sirios Funds for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Sirios Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
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Investment Adviser
Sirios Capital Management, L.P.
One International Place
Boston, MA 02110
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103-7096
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
SIR-0324

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date  June 5, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date June 5, 2024

* Print the name and title of each signing officer under his or her signature.